UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Market Neutral Income Fund

Class A

Ticker: CBHAX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.76%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Market Neutral Income Fund Class A @ NAV - $15,365	Victory Market Neutral Income Fund Class A @ MOP - $14,484	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,649
6/16	$10,000	$9,427	$10,000	$10,000
6/17	$10,477	$9,876	$9,969	$10,050
6/18	$11,039	$10,407	$9,929	$10,188
6/19	$11,260	$10,614	$10,710	$10,425
6/20	$11,858	$11,178	$11,646	$10,597
6/21	$12,135	$11,439	$11,607	$10,607
6/22	$12,258	$11,555	$10,413	$10,625
6/23	$12,408	$11,697	$10,315	$11,023
6/24	$12,957	$12,214	$10,587	$11,625
6/25	$13,984	$13,182	$11,230	$12,174
6/26	$15,365	$14,484	$11,656	$12,649

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	9.88%	4.83%	4.39%
Class A @ MOP	3.56%	3.60%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHAX — AR (6/26)

Victory Market Neutral Income Fund

Class C

Ticker: CBHCX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$158	1.51%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Market Neutral Income Fund Class C @ NAV - $14,472	Victory Market Neutral Income Fund Class C @ CDSC - $14,472	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,649
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$10,402	$10,402	$9,969	$10,050
6/18	$10,885	$10,885	$9,929	$10,188
6/19	$11,015	$11,015	$10,710	$10,425
6/20	$11,521	$11,521	$11,646	$10,597
6/21	$11,682	$11,682	$11,607	$10,607
6/22	$11,717	$11,717	$10,413	$10,625
6/23	$11,780	$11,780	$10,315	$11,023
6/24	$12,204	$12,204	$10,587	$11,625
6/25	$13,171	$13,171	$11,230	$12,174
6/26	$14,472	$14,472	$11,656	$12,649

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	9.16%	4.09%	3.77%
Class C @ CDSC	8.16%	4.09%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHCX — AR (6/26)

Victory Market Neutral Income Fund

Class I

Ticker: CBHIX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$43	0.41%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

Table Summary
	Victory Market Neutral Income Fund Class I - $3,177,041	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $2,529,729
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,102,166	$1,993,707	$2,010,010
6/18	$2,220,246	$1,985,787	$2,037,588
6/19	$2,270,277	$2,142,053	$2,085,065
6/20	$2,401,763	$2,329,261	$2,119,477
6/21	$2,464,668	$2,321,499	$2,121,487
6/22	$2,497,242	$2,082,567	$2,124,985
6/23	$2,539,276	$2,063,037	$2,204,583
6/24	$2,659,705	$2,117,316	$2,324,985
6/25	$2,877,848	$2,245,965	$2,434,894
6/26	$3,177,041	$2,331,106	$2,529,729

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class I	10.40%	5.21%	4.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHIX — AR (6/26)

Victory Market Neutral Income Fund

Member Class

Ticker: CBHMX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$59	0.56%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Market Neutral Income Fund Member Class - $13,187	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,930
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$10,305	$9,942	$10,005
6/22	$10,428	$8,919	$10,021
6/23	$10,590	$8,835	$10,397
6/24	$11,067	$9,068	$10,964
6/25	$11,966	$9,619	$11,483
6/26	$13,187	$9,983	$11,930
Footnote	Description
Footnote*	Inception date for the Victory Market Neutral Income Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Member Class	10.21%	5.06%	5.01%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	3.17%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

CBHMX — AR (6/26)

VictoryShares US 500 Volatility Wtd ETF

Ticker: CFA     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $30,405	S&P 500® Index (regulatory broad based index) - $42,271	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $31,494
6/16	$10,000	$10,000	$10,000
6/17	$11,972	$11,790	$12,016
6/18	$13,579	$13,484	$13,678
6/19	$14,645	$14,889	$14,803
6/20	$14,335	$16,006	$14,534
6/21	$20,428	$22,536	$20,787
6/22	$18,665	$20,144	$19,058
6/23	$21,020	$24,091	$21,535
6/24	$23,767	$30,006	$24,435
6/25	$26,704	$34,556	$27,558
6/26	$30,405	$42,271	$31,494

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.86%	8.28%	11.76%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq Victory US Large Cap 500 Volatility Weighted Index	14.28%	8.66%	12.16%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$533,522
Number of Holdings	506
Investment Advisory Fees	$1,586
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.1%
Materials	4.7%
Energy	4.8%
Consumer Staples	6.9%
Consumer Discretionary	8.2%
Utilities	8.7%
Health Care	9.8%
Information Technology	14.3%
Financials	18.7%
Industrials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Loews Corp.	0.4%
WEC Energy Group, Inc.	0.4%
Palo Alto Networks, Inc.	0.4%
Evergy, Inc.	0.4%
Duke Energy Corp.	0.4%
Marvell Technology, Inc.	0.4%
Ameren Corp.	0.4%
DTE Energy Co.	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFA — AR (6/26)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Ticker: CDL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$39	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the energy sector contributed positively to performance relative to the Russell 1000® Value Index (the “Index”).

  Stock selection in the financials and health care sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the information technology and communication services sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $28,594	S&P 500® Index (regulatory broad based index) - $42,271	Russell 1000® Value Index - $29,763	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $29,695
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,537	$11,790	$11,553	$11,580
6/18	$12,717	$13,484	$12,335	$12,813
6/19	$13,682	$14,889	$13,379	$13,843
6/20	$11,934	$16,006	$12,197	$12,096
6/21	$17,630	$22,536	$17,525	$17,953
6/22	$18,600	$20,144	$16,330	$19,022
6/23	$18,760	$24,091	$18,214	$19,249
6/24	$21,057	$30,006	$20,592	$21,683
6/25	$23,721	$34,556	$23,414	$24,531
6/26	$28,594	$42,271	$29,763	$29,695

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	20.54%Footnote Reference	10.15%	11.08%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.12%	11.17%	11.52%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index	21.05%	10.59%	11.50%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$391,664
Number of Holdings	105
Investment Advisory Fees	$1,105
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.3%
Communication Services	3.8%
Information Technology	4.0%
Industrials	4.5%
Consumer Discretionary	5.6%
Health Care	7.2%
Energy	8.6%
Consumer Staples	15.7%
Utilities	24.2%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
WEC Energy Group, Inc.	1.7%
Evergy, Inc.	1.7%
Duke Energy Corp.	1.7%
DTE Energy Co.	1.6%
FirstEnergy Corp.	1.6%
CMS Energy Corp.	1.6%
The Southern Co.	1.5%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDL — AR (6/26)

VictoryShares US Small Cap High Div Volatility Wtd ETF

Ticker: CSB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$39	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the real estate sector contributed positively to performance relative to the Russell 2000® Value Index (the “Index”).

  Stock selection in the utilities sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector and underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and consumer staples sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $26,304	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $27,390
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,807	$11,851	$12,486	$11,858
6/18	$13,891	$13,602	$14,121	$13,995
6/19	$13,793	$14,824	$13,241	$13,935
6/20	$11,916	$15,792	$10,927	$12,055
6/21	$20,227	$22,767	$18,934	$20,583
6/22	$18,252	$19,610	$15,851	$18,667
6/23	$18,547	$23,327	$16,803	$19,055
6/24	$20,035	$28,721	$18,634	$20,675
6/25	$21,465	$33,114	$19,666	$22,259
6/26	$26,304	$40,672	$28,123	$27,390

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	22.54%Footnote Reference	5.39%	10.15%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index	23.05%	5.88%	10.60%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$259,186
Number of Holdings	105
Investment Advisory Fees	$781
Portfolio Turnover	62%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	2.2%
Communication Services	3.8%
Consumer Staples	5.2%
Industrials	6.0%
Materials	6.6%
Energy	9.8%
Consumer Discretionary	15.9%
Utilities	22.6%
FinancialsFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
IDACORP, Inc.	2.0%
New Jersey Resources Corp.	1.8%
American States Water Co.	1.7%
Avista Corp.	1.6%
Southwest Gas Holdings, Inc.	1.6%
MGE Energy, Inc.	1.6%
Black Hills Corp.	1.5%
ONE Gas, Inc.	1.5%
Portland General Electric Co.	1.5%
Northwest Natural Holding Co.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSB — AR (6/26)

VictoryShares Dividend Accelerator ETF

Ticker: VSDA     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$38	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector was a positive contributor to performance relative to the S&P 500 Index (the “Index”).

  Stock selection in the financials sector contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the health care and materials sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $27,443	S&P 500® Index (regulatory broad based index) - $37,147	Nasdaq Victory Dividend Accelerator Index - $28,389
4/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$10,305	$10,360	$10,310
6/18	$11,473	$11,850	$11,521
6/19	$13,492	$13,084	$13,604
6/20	$13,793	$14,066	$13,954
6/21	$18,666	$19,804	$18,952
6/22	$17,827	$17,702	$18,169
6/23	$20,265	$21,170	$20,732
6/24	$21,645	$26,369	$22,221
6/25	$23,792	$30,367	$24,519
6/26	$27,443	$37,147	$28,389
Footnote	Description
Footnote*	Inception date for the Dividend Accelerator ETF is 4/18/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.34%Footnote Reference	8.01%	11.59%
S&P 500® Index	22.32%	13.41%	15.33%
Nasdaq Victory Dividend Accelerator Index	15.78%	8.42%	12.01%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,368
Number of Holdings	80
Investment Advisory Fees	$700
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	2.1%
Information Technology	2.4%
Utilities	2.5%
Consumer Discretionary	6.1%
Health Care	7.3%
Materials	8.0%
Industrials	18.5%
Financials	21.5%
Consumer StaplesFootnote Reference**	31.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
T. Rowe Price Group, Inc.	3.9%
Franklin Resources, Inc.	3.9%
Kimberly-Clark Corp.	3.7%
Altria Group, Inc.	3.5%
Hormel Foods Corp.	3.4%
Stanley Black & Decker, Inc.	3.0%
Brown-Forman Corp., Class B	2.5%
McCormick & Co., Inc.	2.2%
The Clorox Co.	2.2%
Genuine Parts Co.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSDA — AR (6/26)

VictoryShares US Multi-Factor Minimum Volatility ETF

Ticker: VSMV     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$39	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight allocation to communication services and underweight allocation to the financials sectors contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in communication services and health care sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer staples and underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $28,287	S&P 500® Index (regulatory broad based index) - $35,686	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $29,163
6/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$9,946	$9,953	$9,947
6/18	$11,279	$11,384	$11,322
6/19	$12,911	$12,569	$13,008
6/20	$13,146	$13,513	$13,287
6/21	$16,626	$19,025	$16,864
6/22	$16,286	$17,005	$16,586
6/23	$18,427	$20,338	$18,844
6/24	$20,884	$25,332	$21,432
6/25	$22,975	$29,173	$23,598
6/26	$28,287	$35,686	$29,163
Footnote	Description
Footnote*	Inception date for the US Multi-Factor Minimum Volatility ETF is 6/22/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	23.12%Footnote Reference	11.21%	12.21%
S&P 500® Index	22.32%	13.41%	15.14%
Nasdaq Victory US Multi-Factor Minimum Volatility Index	23.58%	11.58%	12.59%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$155,466
Number of Holdings	62
Investment Advisory Fees	$432
Portfolio Turnover	55%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Energy	3.8%
Consumer Discretionary	4.6%
Communication Services	4.6%
Financials	7.8%
Industrials	8.2%
Health Care	15.0%
Consumer Staples	16.0%
Information TechnologyFootnote Reference**	38.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Apple, Inc.	10.4%
Lam Research Corp.	6.7%
KLA Corp.	6.5%
QUALCOMM, Inc.	4.4%
Johnson & Johnson	4.0%
Walmart, Inc.	3.5%
The Allstate Corp.	3.4%
Altria Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
The Cigna Group	3.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSMV — AR (6/26)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Ticker: CFO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight position in the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $25,281	S&P 500® Index (regulatory broad based index) - $42,271	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $26,288
6/16	$10,000	$10,000	$10,000
6/17	$11,972	$11,790	$12,016
6/18	$13,579	$13,484	$13,678
6/19	$13,672	$14,889	$13,824
6/20	$14,696	$16,006	$14,919
6/21	$20,395	$22,536	$20,780
6/22	$18,626	$20,144	$19,051
6/23	$18,603	$24,091	$19,123
6/24	$19,762	$30,006	$20,396
6/25	$22,204	$34,556	$23,003
6/26	$25,281	$42,271	$26,288

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.86%	4.39%	9.72%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index	14.28%	4.81%	10.15%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$412,442
Number of Holdings	507
Investment Advisory Fees	$1,230
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.1%
Materials	4.7%
Energy	4.8%
Consumer Staples	6.9%
Consumer Discretionary	8.1%
Utilities	8.7%
Health Care	9.8%
Information Technology	14.4%
Financials	18.7%
Industrials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Loews Corp.	0.4%
WEC Energy Group, Inc.	0.4%
Palo Alto Networks, Inc.	0.4%
Evergy, Inc.	0.4%
Duke Energy Corp.	0.4%
Marvell Technology, Inc.	0.4%
Ameren Corp.	0.4%
DTE Energy Co.	0.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFO — AR (6/26)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Ticker: CDC     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$39	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the energy sector contributed positively to performance relative to the Russell 1000® Value Index (the "Index”).

  Stock selection in the financials and health care sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the information technology and communication services sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $26,584	Russell 1000® Index (regulatory broad based index) - $41,509	Russell 1000® Value Index - $29,763	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $27,745
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,535	$11,803	$11,553	$11,580
6/18	$12,716	$13,519	$12,335	$12,813
6/19	$12,909	$14,873	$13,379	$13,066
6/20	$13,619	$15,986	$12,197	$13,822
6/21	$19,380	$22,871	$17,525	$19,761
6/22	$20,443	$19,890	$16,330	$20,937
6/23	$18,462	$23,741	$18,214	$19,016
6/24	$19,571	$29,410	$20,592	$20,258
6/25	$22,049	$34,017	$23,414	$22,920
6/26	$26,584	$41,509	$29,763	$27,745

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	20.57%Footnote Reference	6.52%	10.27%
Russell 1000® Index	22.02%	12.66%	15.30%
Russell 1000® Value Index	27.12%	11.17%	11.52%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index	21.05%	7.02%	10.74%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$717,542
Number of Holdings	106
Investment Advisory Fees	$2,182
Portfolio Turnover	43%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.3%
Communication Services	3.8%
Information Technology	4.0%
Industrials	4.5%
Consumer Discretionary	5.6%
Health Care	7.2%
Energy	8.6%
Consumer Staples	15.7%
Utilities	24.2%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
WEC Energy Group, Inc.	1.7%
Evergy, Inc.	1.7%
Duke Energy Corp.	1.7%
DTE Energy Co.	1.6%
FirstEnergy Corp.	1.6%
CMS Energy Corp.	1.6%
The Southern Co.	1.5%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDC — AR (6/26)

VictoryShares Free Cash Flow ETF

Ticker: VFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$45	0.39%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the Russell 1000® Value Index (the “Index”).

  Stock selection in the consumer discretionary sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight position in the consumer discretionary sector detracted from performance relative to the Index.

  Stock selection in the information technology sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $19,063	Russell 1000® Index (regulatory broad based index) - $17,838	Victory U.S. Large Cap Free Cash Flow Index - $19,369	Russell 1000® Value Index - $16,639
6/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/23	$10,159	$10,202	$10,161	$10,182
9/23	$10,419	$9,881	$10,438	$9,860
12/23	$11,416	$11,064	$11,448	$10,796
3/24	$13,098	$12,203	$13,153	$11,767
6/24	$12,535	$12,638	$12,599	$11,512
9/24	$13,537	$13,407	$13,625	$12,597
12/24	$13,906	$13,775	$14,013	$12,348
3/25	$14,031	$13,157	$14,158	$12,611
6/25	$14,531	$14,618	$14,681	$13,089
9/25	$15,496	$15,786	$15,677	$13,787
12/25	$16,344	$16,167	$16,556	$14,312
3/26	$16,433	$15,492	$16,668	$14,612
6/26	$19,063	$17,838	$19,369	$16,639
Footnote	Description
Footnote*	Inception date for the VictoryShares Free Cash Flow ETF is 6/22/2023.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	31.19%Footnote Reference	23.78%Footnote Reference
Russell 1000® Index	22.02%	21.09%
Victory U.S. Large Cap Free Cash Flow Index	31.93%	24.43%
Russell 1000® Value Index	27.12%	18.33%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$7,780,397
Number of Holdings	51
Investment Advisory Fees	$20,081
Portfolio Turnover	149%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	4.4%
Materials	6.9%
Industrials	7.4%
Consumer Discretionary	10.8%
Health Care	21.5%
Energy	22.5%
Information Technology	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Devon Energy Corp.	3.5%
Expedia Group, Inc.	3.4%
Adobe, Inc.	3.4%
Sandisk Corp.	3.0%
Coeur Mining, Inc.	3.0%
Newmont Corp.	3.0%
Merck & Co., Inc.	3.0%
Salesforce, Inc.	2.9%
Intuit, Inc.	2.9%
Exxon Mobil Corp.	2.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VFLO — AR (6/26)

VictoryShares Small Cap Free Cash Flow ETF

Ticker: SFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Small Cap Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$57	0.49%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the Russell 2000® Value Index (the “Index”).

  Stock selection in the financials and consumer discretionary sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer discretionary sector detracted from performance relative to the Index.

  Stock selection in the information technology sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $14,076	Russell 3000® Index (regulatory broad based index) - $16,342	Victory U.S. Small Cap Free Cash Flow Index - $14,338	Russell 2000® Value Index - $15,235
12/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/24	$10,483	$11,540	$10,533	$10,095
6/25	$10,686	$13,305	$10,808	$10,653
6/26	$14,076	$16,342	$14,338	$15,235
Footnote	Description
Footnote*	Inception date for the VictoryShares Small Cap Free Cash Flow ETF is 12/21/2023.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	31.73%Footnote Reference	14.48%
Russell 3000® Index	22.82%	21.44%
Victory U.S. Small Cap Free Cash Flow Index	32.65%	15.31%
Russell 2000® Value Index	43.01%	18.11%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$606,068
Number of Holdings	206
Investment Advisory Fees	$2,002
Portfolio Turnover	134%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	0.8%
Financials	1.7%
Consumer Staples	5.7%
Communication Services	10.5%
Consumer Discretionary	11.4%
Industrials	13.4%
Health Care	14.4%
Energy	15.4%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
GoDaddy, Inc., Class A	1.6%
Oscar Health, Inc., Class A	1.5%
Lyft, Inc., Class A	1.4%
Docusign, Inc., Class A	1.3%
Symbotic, Inc., Class A	1.3%
Par Pacific Holdings, Inc.	1.2%
Chord Energy Corp.	1.2%
Tutor Perini Corp.	1.2%
Viper Energy, Inc., Class A	1.2%
Maplebear, Inc.	1.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

SFLO — AR (6/26)

VictoryShares Free Cash Flow Growth ETF

Ticker: GFLW     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Free Cash Flow Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow Growth ETF	$45	0.39%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the Russell 1000® Growth Index (the “Index”).

  Stock selection in the information technology and industrials sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the communication services sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $13,715	Russell 1000® Index (regulatory broad based index) - $12,553	Russell 1000® Growth Index - $12,413	Victory US Free Cash Flow Growth Index - $13,810
12/24Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/24	$9,514	$9,694	$9,941	$9,516
3/25	$8,679	$9,259	$8,950	$8,689
6/25	$10,518	$10,288	$10,546	$10,560
9/25	$11,475	$11,110	$11,655	$11,515
12/25	$11,275	$11,378	$11,786	$11,326
3/26	$10,525	$10,902	$10,633	$10,585
6/26	$13,715	$12,553	$12,413	$13,810
Footnote	Description
Footnote*	Inception date for the VictoryShares Free Cash Flow Growth ETF is 12/4/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.00%Footnote Reference	22.25%Footnote Reference
Russell 1000® Index	22.02%	15.56%
Russell 1000® Growth Index	17.71%	14.74%
Victory US Free Cash Flow Growth Index	30.77%	22.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$877,443
Number of Holdings	101
Investment Advisory Fees	$2,258
Portfolio Turnover	131%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.7%
Utilities	1.4%
Consumer Staples	2.3%
Materials	3.6%
Communication Services	4.8%
Consumer Discretionary	8.8%
Health Care	14.1%
Industrials	20.0%
Information TechnologyFootnote Reference**	44.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Sandisk Corp.	4.3%
Caterpillar, Inc.	3.8%
NVIDIA Corp.	3.5%
Applied Materials, Inc.	3.1%
Lam Research Corp.	3.1%
Dell Technologies, Inc., Class C	2.8%
KLA Corp.	2.4%
GE Vernova, Inc.	2.4%
Eli Lilly & Co.	2.3%
Broadcom, Inc.	2.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GFLW — AR (6/26)

VictoryShares International Free Cash Flow ETF

Ticker: IFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares International Free Cash Flow ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Free Cash Flow ETF	$65	0.56%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology and energy sectors contributed positively to performance relative to the MSCI World ex-USA Value Index (the “Index”).

  Stock selection in the energy sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financials sector detracted from performance relative to the Index.

  Stock selection in the materials and information technology sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $13,384	MSCI All Country World Index (regulatory broad based index) - $12,587	MSCI World ex-USA Value Index - $13,166
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,252	$10,177	$10,180
9/25	$11,025	$10,953	$10,982
12/25	$11,453	$11,314	$11,877
3/26	$12,387	$10,952	$12,174
6/26	$13,384	$12,587	$13,166
Footnote	Description
Footnote*	Inception date for the VictoryShares International Free Cash Flow ETF is 6/26/2025.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.56%Footnote Reference	33.32%Footnote Reference
MSCI All Country World Index	23.67%	25.48%
Victory International Free Cash Flow Index	33.22%	35.98%
MSCI World ex-USA Value Index	29.33%	31.17%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$182,676
Number of Holdings	102
Investment Advisory Fees	$577
Portfolio Turnover	137%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Communication Services	5.9%
Consumer Staples	6.7%
Health Care	12.3%
Consumer Discretionary	12.5%
Information Technology	14.1%
Energy	14.2%
Materials	14.7%
Industrials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kinross Gold Corp.	2.3%
Kioxia Holdings Corp.	2.3%
Endeavour Mining PLC	2.3%
Sanofi SA	2.2%
Suncor Energy, Inc.	2.0%
Publicis Groupe SA	1.8%
Vinci SA	1.7%
Agnico Eagle Mines Ltd.	1.7%
Barrick Mining Corp.	1.7%
Canadian Natural Resources Ltd.	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

IFLO — AR (6/26)

VictoryShares International Free Cash Flow Growth ETF

Ticker: GRIN     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares International Free Cash Flow Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Free Cash Flow Growth ETF	$65	0.56%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the MSCI World ex-USA Growth Index (the “Index”).

  Stock selection in the information technology and industrials sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer discretionary sector detracted from performance relative to the Index.

   Stock selection in the consumer discretionary sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $13,426	MSCI All Country World Index (regulatory broad based index) - $12,587	MSCI World ex-USA Growth Index - $11,547
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,282	$10,177	$10,231
9/25	$10,910	$10,953	$10,522
12/25	$11,079	$11,314	$10,754
3/26	$10,882	$10,952	$10,258
6/26	$13,426	$12,587	$11,547
Footnote	Description
Footnote*	Inception date for the VictoryShares International Free Cash Flow Growth ETF is 6/26/2025.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.57%Footnote Reference	33.72%Footnote Reference
MSCI All Country World Index	23.67%	25.48%
Victory International Growth Free Cash Flow Index	32.19%	35.39%
MSCI World ex-USA Growth Index	12.86%	15.24%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$286,947
Number of Holdings	102
Investment Advisory Fees	$1,012
Portfolio Turnover	103%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	1.4%
Energy	4.5%
Health Care	9.9%
Materials	11.4%
Consumer Discretionary	14.0%
Information Technology	28.6%
Industrials	29.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kioxia Holdings Corp.	4.5%
ASML Holding NV	4.1%
Advantest Corp.	3.2%
Tokyo Electron Ltd.	2.6%
Siemens Energy AG	2.3%
Fujikura Ltd.	2.2%
Barrick Mining Corp.	2.2%
AstraZeneca PLC	2.1%
Novo Nordisk A/S, Class B	2.0%
TechnipFMC PLC	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GRIN — AR (6/26)

VictoryShares Short-Term Bond ETF

Ticker: USTB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$34	0.33%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending June 30, 2026.

The Fund continued to hold a diversified portfolio of primarily investment-grade bonds.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included other financial, finance companies, commercial mortgage-backed securities, independent exploration & development, and property & casualty.

  From a credit perspective, relative to the Index, the Fund’s allocation to below investment grade, BBB-rated, and AAA-rated bonds performed the best.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  The Fund’s duration relative to the Index added to relative performance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, taxable municipal bonds, chemicals, real estate investment trusts, and life insurance.

  From a credit perspective, the Fund’s allocation to AA-rated and single A-rated bonds provided the least benefit relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $13,444	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613	Bloomberg 1-3 Year Credit Index - $12,620
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$10,006	$9,893	$9,999
6/19	$10,497	$10,671	$10,480
6/20	$10,922	$11,604	$10,933
6/21	$11,303	$11,565	$11,076
6/22	$10,881	$10,375	$10,664
6/23	$11,242	$10,278	$10,812
6/24	$12,059	$10,548	$11,421
6/25	$12,897	$11,189	$12,164
6/26	$13,444	$11,613	$12,620
Footnote	Description
Footnote*	Inception date for the VictoryShares Short-Term Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	4.24%	3.53%	3.47%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.74%
Bloomberg 1-3 Year Credit Index	3.75%	2.64%	2.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,232,043
Number of Holdings	1,064
Investment Advisory Fees	$4,415
Portfolio Turnover	40%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	43.3%
Asset-Backed Securities	24.0%
Yankee Dollars	10.1%
U.S. Treasury Obligations	9.7%
Commercial Paper	6.2%
Collateralized Mortgage Obligations	4.3%
OtherFootnote Reference**	2.4%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having an effective duration within two years of that of the Bloomberg U.S. Aggregate Index to an effective duration that is not restricted but generally is expected to be within one year of that of the Bloomberg 1-3 Year Credit Index.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025, as supplemented November 25, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USTB — AR (6/26)

VictoryShares Core Intermediate Bond ETF

Ticker: UITB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$34	0.33%

What affected the Fund’s performance during the last year?

Given the spread environment and the ongoing macroeconomic and geopolitical risks, the Fund maintained an overall defensive posture. Relative to a year ago, the allocation to highly rated asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities increased.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, the Fund’s security selection within corporate bonds was the largest contributor to outperformance. Security selection within Treasuries, commercial mortgage-backed securities, and asset-backed securities also contributed to performance.

  The underweight position in Treasuries benefited returns given the increase in yields over the year. The overweight in ABS and Taxable Municipals also aided returns.

  The Fund’s overweight allocation to and security selection within BBB-rated securities were the largest credit rating factors that contributed to relative performance.

  Security selection within AAA, AA, A, and BB was also particularly strong.

Top detractors from performance:

  The Fund’s underweight allocation to mortgage-backed securities detracted from relative performance.

  The overweight position in AAA had a negative impact on returns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $12,225	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613
10/17Footnote Reference*	$10,000	$10,000
6/18	$9,875	$9,893
6/19	$10,776	$10,671
6/20	$11,604	$11,604
6/21	$11,900	$11,565
6/22	$10,669	$10,375
6/23	$10,682	$10,278
6/24	$11,080	$10,548
6/25	$11,787	$11,189
6/26	$12,225	$11,613
Footnote	Description
Footnote*	Inception date for the VictoryShares Core Intermediate Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	3.71%	0.54%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.74%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,670,522
Number of Holdings	1,188
Investment Advisory Fees	$7,772
Portfolio Turnover	28%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	36.4%
Corporate Bonds	21.6%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	13.9%
Collateralized Mortgage Obligations	7.5%
Yankee Dollars	4.2%
Municipal Bonds	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having an effective duration within one year of that of the Bloomberg 1-3 Year Credit Index to an effective duration that is not restricted but generally is expected to be within two years of that of the Bloomberg U.S. Aggregate Index.

Effective February 25, 2026, the expense limit for the Fund rate changed from 0.40% to 0.25%.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UITB — AR (6/26)

VictoryShares Core Plus Bond ETF

Ticker: UBND     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Core Plus Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Bond ETF	$41	0.40%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a lower allocation to lower-rated corporate and high-yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgage-backed securities.

The Fund’s outperformance was driven primarily by security selection and asset allocation.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, the Fund’s best-performing security types and sectors were asset-backed securities, the technology sector, and the consumer cyclical sector.

  The Fund’s underweight allocation to Treasuries contributed positively to performance.

Top detractors from performance:

  The Fund’s overweight to fixed-rate agency securities detracted from performance.

  The Fund’s underweight to banking and electric sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $10,516	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,017
10/21Footnote Reference*	$10,000	$10,000
6/22	$8,880	$8,949
6/23	$9,037	$8,865
6/24	$9,431	$9,099
6/25	$10,081	$9,652
6/26	$10,516	$10,017
Footnote	Description
Footnote*	Inception date for the Core Plus Bond ETF is 10/4/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	4.31%	1.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.04%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,940,587
Number of Holdings	1,539
Investment Advisory Fees	$5,449
Portfolio Turnover	73%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	27.6%
U.S. Treasury Obligations	18.9%
Corporate Bonds	17.3%
Asset-Backed Securities	14.7%
Collateralized Mortgage Obligations	10.1%
Yankee Dollars	4.7%
Municipal Bonds	3.5%
Senior Secured Loans	2.0%
Collateralized Loan Obligations	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective January 1, 2026, VictoryShares Core Plus Intermediate Bond ETF was renamed to VictoryShares Core Plus Bond ETF. The Fund’s investment objectives, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025, as supplemented November 3, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UBND — AR (6/26)

VictoryShares Corporate Bond ETF

Ticker: UCRD     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries and a lower allocation to high-yield and lower-rated corporate bonds. The Fund’s performance was driven primarily by security selection.

Top contributors to performance:

  Relative to the Bloomberg U.S. Corporate Bond Index, the Fund’s best-performing sectors included energy, technology, consumer non-cyclical, and consumer cyclical.

  The underweight exposure to technology and communications aided returns.

  The Fund benefited from an overweight allocation to and security selection within BBB-rated securities.

  Changes in yield across the maturity spectrum throughout the reporting period contributed modestly to performance for the Fund.

Top detractors from performance:

  The Fund’s exposure to electric, other industrial, and natural gas detracted from relative performance.

  An overweight allocation to Treasuries also weighed on relative returns.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $10,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,017	Bloomberg U.S. Corporate Bond Index - $10,147
10/21Footnote Reference*	$10,000	$10,000	$10,000
6/22	$8,463	$8,949	$8,561
6/23	$8,619	$8,865	$8,694
6/24	$9,090	$9,099	$9,097
6/25	$9,730	$9,652	$9,725
6/26	$10,173	$10,017	$10,147
Footnote	Description
Footnote*	Inception date for the Corporate Bond ETF is 10/5/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	4.56%	0.36%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.04%
Bloomberg U.S. Corporate Bond Index	4.34%	0.31%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$151,126
Number of Holdings	497
Investment Advisory Fees	$515
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	76.9%
Yankee Dollars	16.1%
U.S. Treasury Obligations	5.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UCRD — AR (6/26)

VictoryShares Pioneer Asset-Based Income ETF

Ticker: ABI     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Pioneer Asset-Based Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Pioneer Asset-Based Income ETF	$68	0.66%

What affected the Fund’s performance during the last year?

For the period July 1, 2025, to June 30, 2026, the Fund returned 5.14%, outperforming its primary benchmark the Bloomberg U.S. Treasury Bellwethers 3-Month Index, which returned 3.89% for the period. The Fund continued to hold a diversified portfolio of securitized credit positions within residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), and collateralized loan obligation (“CLO”) sectors.

Top contributors to performance:

  Securitized credit performed well as a whole, with spreads generally compressing across all sectors. The Fund generated excess returns from RMBS, ABS, CMBS, and CLO sectors.

  Non-agency MBS, equipment ABS, and U.S. consumer loans were particularly strong-performing subsectors.

  From a credit perspective, BB-rated bonds were the strongest contributors during the period with BBB-rated bonds generating the second highest contribution.

Top detractors from performance:

  The Treasury yield curve twisted around the 1-year maturity mark during the period, with the ultrashort-end falling while maturities over 1 year rose. While the Fund is not particularly sensitive to interest rate movements, exposure to the rising 2 to 5 year part of the yield curve detracted relative to the benchmark, which is centered around 3 months of maturity.

  Security selection within Auto ABS detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $10,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,422	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $10,395
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,004	$10,042	$10,006
9/25	$10,091	$10,246	$10,114
12/25	$10,217	$10,358	$10,214
3/26	$10,347	$10,353	$10,303
6/26	$10,518	$10,422	$10,395
Footnote	Description
Footnote*	Inception date for the VictoryShares Pioneer Asset-Based Income ETF is 6/26/2025.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	5.14%	5.11%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.17%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.90%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$56,524
Number of Holdings	107
Investment Advisory Fees	$301
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Asset-Backed Securities	51.0%
Collateralized Mortgage Obligations	34.2%
Collateralized Loan Obligations	11.7%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025, the  expense limit for the Fund rate changed from 0.70% to 0.65%.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ABI — AR (6/26)

VictoryShares US Value Momentum ETF

Ticker: ULVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$23	0.20%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector contributed positively to performance relative to the Nasdaq US 500 Large Cap Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the communication services and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $24,665	Russell 1000® Index (regulatory broad based index) - $32,991	Nasdaq US 500 Large Cap Index - $33,555	Nasdaq Victory US Value Momentum Index - $25,161
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,745	$10,721	$10,346
6/19	$10,491	$11,821	$11,870	$10,530
6/20	$9,448	$12,705	$12,928	$9,488
6/21	$13,890	$18,178	$18,266	$13,991
6/22	$12,926	$15,808	$15,934	$13,045
6/23	$14,088	$18,869	$19,093	$14,254
6/24	$16,775	$23,375	$23,844	$17,022
6/25	$19,428	$27,036	$27,731	$19,769
6/26	$24,665	$32,991	$33,555	$25,161
Footnote	Description
Footnote*	Inception date for the VictoryShares US Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	26.96%Footnote Reference	12.17%	10.96%
Russell 1000® Index	22.02%	12.66%	14.74%
Nasdaq US 500 Large Cap Index	21.00%	12.93%	14.96%
Nasdaq Victory US Value Momentum Index	27.27%	12.45%	11.21%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$260,181
Number of Holdings	125
Investment Advisory Fees	$316
Portfolio Turnover	101%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.2%
Energy	4.7%
Consumer Staples	5.6%
Real Estate	5.9%
Consumer Discretionary	6.5%
Information Technology	7.3%
Utilities	10.4%
Health Care	11.2%
Industrials	11.8%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Berkshire Hathaway, Inc., Class B	1.7%
Johnson & Johnson	1.6%
Evergy, Inc.	1.5%
Realty Income Corp.	1.5%
Loews Corp.	1.5%
Atmos Energy Corp.	1.5%
Ameren Corp.	1.5%
CenterPoint Energy, Inc.	1.5%
Consolidated Edison, Inc.	1.4%
Chubb Ltd.	1.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ULVM — AR (6/26)

VictoryShares US Small Mid Cap Value Momentum ETF

Ticker: USVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.22%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the health care sector contributed positively to performance relative to the Nasdaq US 1300 Small Mid Cap Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the materials sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $25,081	Russell 3000® Index (regulatory broad based index) - $32,199	Nasdaq US 1300 Small Mid Cap Index - $24,701	Nasdaq Victory US Small Mid Cap Value Momentum Index - $25,870
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,768	$11,029	$10,873
6/19	$10,417	$11,736	$11,073	$10,471
6/20	$9,453	$12,502	$10,388	$9,531
6/21	$15,169	$18,024	$16,787	$15,333
6/22	$12,858	$15,524	$13,272	$13,031
6/23	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$22,737	$17,487	$17,402
6/25	$18,789	$26,215	$19,042	$19,303
6/26	$25,081	$32,199	$24,701	$25,870
Footnote	Description
Footnote*	Inception date for the VictoryShares US Small Mid Cap Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	33.49%Footnote Reference	10.58%	11.17%
Russell 3000® Index	22.82%	12.31%	14.42%
Nasdaq US 1300 Small Mid Cap Index	29.72%	8.03%	10.98%
Nasdaq Victory US Small Mid Cap Value Momentum Index	34.02%	11.03%	11.57%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,747,625
Number of Holdings	293
Investment Advisory Fees	$1,921
Portfolio Turnover	106%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	3.6%
Consumer Staples	3.9%
Energy	5.0%
Real Estate	6.4%
Utilities	7.8%
Information Technology	9.2%
Consumer Discretionary	10.4%
Industrials	10.8%
Health Care	12.5%
FinancialsFootnote Reference**	26.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Pinnacle West Capital Corp.	0.8%
ONE Gas, Inc.	0.7%
New Jersey Resources Corp.	0.7%
Southwest Gas Holdings, Inc.	0.7%
Portland General Electric Co.	0.7%
Avista Corp.	0.7%
Broadstone Net Lease, Inc., Class A	0.7%
Ellington Financial, Inc.	0.7%
Spire, Inc.	0.6%
Greif, Inc., Class A	0.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USVM — AR (6/26)

VictoryShares International Value Momentum ETF

Ticker: UIVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$40	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to performance relative to the Nasdaq DM Ex -United States Large Mid Cap Index (the “Index”).

  Stock selection in the financials and consumer discretionary sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the health care sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $19,328	MSCI All Country World Index (regulatory broad based index) - $26,193	Nasdaq DM Ex United States Large Mid Cap Index - $20,792	Nasdaq Victory International Value Momentum Index - $20,061
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$10,940	$10,036	$9,449
6/20	$8,234	$11,170	$9,580	$8,299
6/21	$10,923	$15,556	$12,886	$11,060
6/22	$9,163	$13,106	$10,575	$9,309
6/23	$10,308	$15,273	$12,395	$10,540
6/24	$11,732	$18,232	$13,748	$12,047
6/25	$15,146	$21,180	$16,190	$15,616
6/26	$19,328	$26,193	$20,792	$20,061
Footnote	Description
Footnote*	Inception date for the VictoryShares International Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	27.62%Footnote Reference	12.09%	7.89%
MSCI All Country World Index	23.67%	10.98%	11.73%
Nasdaq DM Ex United States Large Mid Cap Index	28.43%	10.04%	8.80%
Nasdaq Victory International Value Momentum Index	28.46%	12.65%	8.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$323,364
Number of Holdings	202
Investment Advisory Fees	$736
Portfolio Turnover	96%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.8%
Real Estate	4.1%
Materials	5.5%
Utilities	5.6%
Energy	6.0%
Health Care	6.3%
Consumer Staples	6.9%
Consumer Discretionary	8.6%
Industrials	20.0%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Singapore Airlines Ltd.	1.3%
The Bank of Nova Scotia	1.2%
The Toronto-Dominion Bank	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.1%
National Bank of Canada	1.0%
NN Group NV	1.0%
Canadian Imperial Bank of Commerce	0.9%
Investor AB, Class B	0.9%
Henkel AG & Co. KGaA, Preference Shares	0.9%
Swedbank AB, Class A	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UIVM — AR (6/26)

VictoryShares Emerging Markets Value Momentum ETF

Ticker: UEVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$48	0.45%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the communication services sector was a positive contributor to performance relative to the Nasdaq Emerging Market Large Mid Cap Index (the “Index”).

  Stock selection in the energy and information technology sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the consumer discretionary and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $15,756	MSCI All Country World Index (regulatory broad based index) - $26,193	Nasdaq Emerging Market Large Mid Cap Index - $18,308	Nasdaq Victory Emerging Market Value Momentum Index - $17,345
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$10,345	$9,768	$9,480
6/19	$9,209	$10,940	$10,441	$9,309
6/20	$8,041	$11,170	$9,668	$8,188
6/21	$11,376	$15,556	$13,215	$11,623
6/22	$9,290	$13,106	$10,255	$9,575
6/23	$10,015	$15,273	$10,747	$10,520
6/24	$12,205	$18,232	$12,332	$13,236
6/25	$13,695	$21,180	$14,577	$14,941
6/26	$15,756	$26,193	$18,308	$17,345
Footnote	Description
Footnote*	Inception date for the VictoryShares Emerging Markets Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.05%Footnote Reference	6.73%	5.38%
MSCI All Country World Index	23.67%	10.98%	11.73%
Nasdaq Emerging Market Large Mid Cap Index	25.60%	6.74%	7.21%
Nasdaq Victory Emerging Market Value Momentum Index	16.09%	8.34%	6.55%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$242,893
Number of Holdings	200
Investment Advisory Fees	$720
Portfolio Turnover	101%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	4.2%
Utilities	4.9%
Energy	5.9%
Materials	6.3%
Health Care	8.5%
Consumer Staples	9.2%
Consumer Discretionary	10.4%
Industrials	10.4%
Information Technology	10.7%
Financials	26.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kasikornbank PCL	1.2%
SD Guthrie Bhd	1.2%
Bank of China Ltd., Class H	1.1%
RHB Bank Bhd	1.1%
Postal Savings Bank of China Co. Ltd., Class H	1.1%
Hengan International Group Co. Ltd.	1.1%
China Merchants Bank Co. Ltd., Class H	1.0%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
Sinopharm Group Co. Ltd., Class H	1.0%
JB Chemicals & Pharmaceuticals Ltd.	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UEVM — AR (6/26)

VictoryShares WestEnd U.S. Sector ETF

Ticker: MODL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$50	0.46%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to capture opportunities amid an ongoing economic expansion while mitigating potential risk in the more mature stages of the current economic cycle.

Top contributors to performance:

  The largest positive contributor to relative returns for the Fund was an underweight allocation to the consumer discretionary sector, a sector with moderate economic sensitivity that modestly underperformed the broader market during the prior year.

  The Fund’s avoidance of certain economically-sensitive sectors, including real estate and materials, contributed positively to relative returns for the Fund during the fiscal year.

Top detractors from performance:

  The Fund’s overweight to the financials sector and underweight to the information technology sector were the largest detractors during the fiscal year.

  The Fund’s overweight to several more defensive sectors, including consumer staples, utilities, and health care, detracted from relative performance.

  The Fund’s avoidance of the energy and industrials sectors, which are typically considered to be more economically sensitive, detracted from relative performance during the fiscal year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $21,111	S&P 500® Index (regulatory broad based index) - $22,031
10/22Footnote Reference*	$10,000	$10,000
12/22	$10,684	$10,741
3/23	$11,543	$11,546
6/23	$12,510	$12,556
9/23	$11,999	$12,145
12/23	$13,218	$13,565
3/24	$14,550	$14,997
6/24	$15,221	$15,639
9/24	$16,084	$16,560
12/24	$16,479	$16,959
3/25	$15,921	$16,234
6/25	$17,709	$18,010
9/25	$19,023	$19,474
12/25	$19,600	$19,991
3/26	$18,487	$19,124
6/26	$21,111	$22,031
Footnote	Description
Footnote*	Inception date for the WestEnd US Sector ETF is 10/12/2022.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	19.21%Footnote Reference	22.26%Footnote Reference
S&P 500® Index	22.32%	23.67%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,026,521
Number of Holdings	367
Investment Advisory Fees	$3,022
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.9%
Utilities	4.9%
Consumer Discretionary	5.0%
Industrials	5.1%
Communication Services	10.6%
Health Care	17.9%
Financials	19.4%
Information TechnologyFootnote Reference**	31.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	6.0%
Apple, Inc.	5.5%
Microsoft Corp.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
AbbVie, Inc.	2.7%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

MODL — AR (6/26)

VictoryShares WestEnd Global Equity ETF

Ticker: GLOW     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$67	0.60%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a global economic cycle that continues to exhibit signs of being at an advanced stage, particularly within developed economies.

Top contributors to performance:

  The Fund’s international positioning, including an overweight of Developed and Emerging Asia, was the largest positive contributor to relative returns during the last year.

  The Fund’s avoidance of certain economically-sensitive U.S. sectors, including real estate and materials, contributed positively to relative returns for the Fund during the fiscal year as they underperformed the S&P 500® Index.

Top detractors from performance:

  The Fund’s overweight to the U.S. financials sector and underweight to the U.S. information technology sector were the largest detractors during the fiscal year.

  The Fund’s overweight to several more defensive U.S. sectors, including consumer staples, utilities, and health care, detracted from relative performance.

  The Fund’s avoidance of the U.S. energy and industrials sectors, which are typically considered to be more economically sensitive, detracted from relative performance during the fiscal year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Fund @ Net Asset Value - $14,219	S&P 500® Index (regulatory broad based index) - $14,058
6/24Footnote Reference*	$10,000	$10,000
6/24	$10,006	$9,979
9/24	$10,656	$10,567
12/24	$10,440	$10,821
3/25	$10,422	$10,359
6/25	$11,479	$11,493
9/25	$12,264	$12,426
12/25	$12,651	$12,756
3/26	$12,388	$12,203
6/26	$14,219	$14,058
Footnote	Description
Footnote*	Inception date for the WestEnd Global Equity ETF is 6/21/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	23.87%Footnote Reference	18.96%Footnote Reference
S&P 500® Index	22.32%	18.30%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs or call 866-376-7890.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Technology Select Sector SPDR ETF	18.1%
iShares Core MSCI Europe ETF	14.9%
State Street Financial Select Sector SPDR ETF	12.7%
Vanguard FTSE All-World ex-US ETF	12.4%
State Street Health Care Select Sector SPDR ETF	8.3%
State Street Communication Services Select Sector SPDR ETF	5.9%
iShares Core S&P Small-Cap ETF	5.1%
iShares Biotechnology ETF	3.4%
iShares Expanded Tech Sector ETF	3.3%
iShares U.S. Transportation ETF	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GLOW — AR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David L. Meyer and E. Lee Beard are each an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $289,343 and $290,320 for the fiscal years ended June 30, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $98,550 and $124,400 for the fiscal years ended June 30, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended June 30, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $143,550 and $124,400 for the years ended June 30, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Annual: Full Financials
Victory Market Neutral Income Fund

Victory
Portfolios II
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements (Form N-CSR Item 7) 24
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 33
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
34

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
Victory Market Neutral Income Fund
3
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (89.7%)
Australia (1.0%):
Health Care (0.2%):
Sonic Healthcare Ltd. .................................................... 533,766 $ 7,680
Industrials (0.2%):
Qantas Airways Ltd. ..................................................... 841,562 6,182
Materials (0.2%):
Fortescue Ltd. ......................................................... 501,699 6,676
Utilities (0.4%):
APA Group ........................................................... 942,014 6,599
Origin Energy Ltd. ...................................................... 909,617 6,912
13,511
34,049
Austria (0.3%):
Energy (0.3%):
OMV AG ............................................................ 160,903 10,111
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 124,133 9,931
Bermuda (0.3%):
Energy (0.3%):
DHT Holdings, Inc. ..................................................... 595,129 9,837
Brazil (4.2%):
Communication Services (0.3%):
TIM SA .............................................................. 2,421,600 10,261
Consumer Discretionary (0.4%):
Vibra Energia SA ....................................................... 1,955,195 11,322
Consumer Staples (0.5%):
Ambev SA ............................................................ 5,384,900 16,995
Energy (0.4%):
Petroleo Brasileiro SA , Preference Shares ..................................... 1,058,500 7,752
Ultrapar Participacoes SA ................................................. 735,700 3,714
11,466
Financials (0.8%):
BB Seguridade Participacoes SA ............................................ 2,019,800 15,328
Caixa Seguridade Participacoes SA .......................................... 1,054,397 4,026
Itausa SA , Preference Shares ............................................... 3,088,600 8,007
27,361
Health Care (0.2%):
Rede D'Or Sao Luiz SA (a) ................................................ 989,124 6,652
Materials (0.9%):
Gerdau SA , Preference Shares .............................................. 1,458,400 5,872
Klabin SA ............................................................ 2,256,511 7,318
Vale SA .............................................................. 956,400 14,431
27,621
Utilities (0.7%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,862,300 8,134
Cia Paranaense de Energia - Copel ........................................... 2,760,300 8,032
CPFL Energia SA ....................................................... 938,900 8,146
24,312
135,990
Canada (2.4%):
Communication Services (0.2%):
BCE, Inc. ............................................................ 358,079 7,714
Consumer Discretionary (0.3%):
Canadian Tire Corp. Ltd. , Class A ........................................... 48,519 6,684

Victory Portfolios II
Victory Market Neutral Income Fund
4
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Magna International, Inc. ................................................. 54,529 $ 3,586
10,270
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 123,758 4,898
Enbridge, Inc. ......................................................... 222,356 12,059
Keyera Corp. .......................................................... 241,347 9,696
Pembina Pipeline Corp. .................................................. 186,513 8,630
TC Energy Corp. ....................................................... 133,879 8,867
44,150
Financials (0.2%):
The Bank of Nova Scotia ................................................. 86,020 7,478
Utilities (0.3%):
Emera, Inc. ........................................................... 190,637 10,113
79,725
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 49,150,807 9,628
China (2.4%):
Consumer Discretionary (0.2%):
Haidilao International Holding Ltd. (a) ........................................ 4,005,000 5,441
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 2,712,000 3,382
Energy (0.7%):
China Petroleum & Chemical Corp. , Class H ................................... 12,368,000 6,318
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,777,500 9,105
PetroChina Co. Ltd. , Class H .............................................. 7,238,000 7,812
23,235
Financials (1.2%):
Bank of China Ltd. , Class H ............................................... 12,296,000 7,842
Bank of Communications Co. Ltd. , Class H .................................... 7,280,000 6,265
China CITIC Bank Corp. Ltd. , Class H ....................................... 9,600,000 8,150
China Merchants Bank Co. Ltd. , Class H ...................................... 579,000 3,324
Industrial & Commercial Bank of China Ltd. , Class H ............................. 9,010,000 7,402
Ping An Insurance Group Co. of China Ltd. .................................... 447,500 2,926
Postal Savings Bank of China Co. Ltd. , Class H (a) ............................... 9,255,000 5,404
41,313
Industrials (0.1%):
China Railway Group Ltd. , Class H (b) ........................................ 10,519,000 4,454
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 837,500 2,160
79,985
Czech Republic (0.3%):
Utilities (0.3%):
CEZ A/S ............................................................. 163,139 9,546
Denmark (0.6%):
Financials (0.3%):
Danske Bank A/S ....................................................... 168,226 9,018
Health Care (0.3%):
Coloplast A/S , Class B ................................................... 116,950 6,661
Novo Nordisk A/S , Class B ................................................ 78,732 3,782
10,443
19,461
Finland (0.8%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 161,631 6,783

Victory Portfolios II
Victory Market Neutral Income Fund
5
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.2%):
Kesko Oyj , Class B ..................................................... 240,199 $ 5,370
Financials (0.2%):
Nordea Bank Abp ....................................................... 392,275 7,443
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 225,591 5,979
25,575
France (3.2%):
Communication Services (0.6%):
Orange SA ............................................................ 670,168 12,637
Publicis Groupe SA ..................................................... 61,487 6,076
18,713
Consumer Discretionary (0.2%):
FDJ UNITED (b) ....................................................... 311,173 7,606
Consumer Staples (0.2%):
Carrefour SA .......................................................... 388,587 7,214
Energy (0.3%):
TotalEnergies SE ....................................................... 129,701 10,028
Financials (0.6%):
BNP Paribas SA ........................................................ 67,563 7,890
Credit Agricole SA ...................................................... 397,193 7,988
Edenred SE ........................................................... 196,725 5,057
20,935
Health Care (0.1%):
Sanofi SA ............................................................ 48,112 4,113
Industrials (0.3%):
Bouygues SA .......................................................... 176,612 9,862
Materials (0.2%):
Arkema SA ........................................................... 90,945 5,736
Utilities (0.7%):
Engie SA ............................................................. 436,969 13,752
Veolia Environnement SA ................................................. 189,662 7,903
21,655
105,862
Germany (1.3%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG (b) ........................................... 46,028 3,021
Mercedes-Benz Group AG ................................................ 134,403 6,760
Porsche Automobil Holding SE , Preference Shares ............................... 224,820 6,944
Volkswagen AG , Preference Shares (b) ........................................ 50,293 4,034
20,759
Industrials (0.4%):
Daimler Truck Holding AG ................................................ 77,607 3,743
Deutsche Post AG ...................................................... 128,966 7,840
11,583
Materials (0.3%):
BASF SE ............................................................ 99,608 5,324
Evonik Industries AG .................................................... 292,720 5,311
10,635
42,977
Hong Kong (2.6%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 4,612,000 6,862
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 16,718,000 9,149

Victory Portfolios II
Victory Market Neutral Income Fund
6
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.2%):
WH Group Ltd. (a) ...................................................... 5,957,000 $ 6,317
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 555,000 4,704
Orient Overseas International Ltd. ........................................... 477,500 7,442
SITC International Holdings Co. Ltd. ......................................... 1,540,000 6,178
18,324
Utilities (1.3%):
Beijing Enterprises Holdings Ltd. ........................................... 1,628,500 5,589
China Gas Holdings Ltd. .................................................. 8,671,600 5,734
CK Infrastructure Holdings Ltd. ............................................ 915,500 6,980
CLP Holdings Ltd. ...................................................... 933,000 8,721
Guangdong Investment Ltd. ............................................... 4,244,000 4,205
Hong Kong & China Gas Co. Ltd. ........................................... 8,685,000 7,213
Power Assets Holdings Ltd. ............................................... 782,500 5,702
44,144
84,796
India (2.0%):
Consumer Discretionary (0.3%):
Hero MotoCorp Ltd. ..................................................... 179,619 9,117
Consumer Staples (0.2%):
ITC Ltd. ............................................................. 1,653,921 5,016
Energy (0.7%):
Bharat Petroleum Corp. Ltd. ............................................... 1,847,148 5,942
Coal India Ltd. ......................................................... 1,040,168 4,832
Hindustan Petroleum Corp. Ltd. ............................................ 820,230 3,431
Indian Oil Corp. Ltd. .................................................... 3,351,115 4,949
Oil & Natural Gas Corp. Ltd. .............................................. 1,595,607 3,957
23,111
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 342,360 3,889
Tata Consultancy Services Ltd. ............................................. 142,384 3,060
Wipro Ltd. ............................................................ 1,767,303 3,191
10,140
Materials (0.2%):
NMDC Ltd. ........................................................... 4,641,100 4,183
Vedanta Ltd. .......................................................... 934,944 2,784
6,967
Utilities (0.3%):
GAIL India Ltd. ........................................................ 2,708,076 4,972
Power Grid Corp. of India Ltd. ............................................. 2,046,495 6,190
11,162
65,513
Indonesia (1.3%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 42,567,500 5,656
Energy (0.2%):
PT Alamtri Resources Indonesia Tbk ......................................... 27,154,000 3,443
PT United Tractors Tbk .................................................. 3,629,900 4,672
8,115
Financials (0.6%):
PT Bank Mandiri Persero Tbk .............................................. 30,237,600 6,524
PT Bank Negara Indonesia Persero Tbk ....................................... 37,903,700 6,729
PT Bank Rakyat Indonesia Persero Tbk ....................................... 43,264,500 6,626
19,879

Victory Portfolios II
Victory Market Neutral Income Fund
7
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.3%):
PT Astra International Tbk ................................................ 32,363,400 $ 8,185
41,835
Ireland (0.5%):
Financials (0.2%):
AIB Group PLC ........................................................ 441,652 5,190
Health Care (0.2%):
Medtronic PLC ........................................................ 90,797 7,103
Information Technology (0.1%):
Accenture PLC , Class A .................................................. 29,048 3,615
15,908
Italy (2.7%):
Energy (0.4%):
Eni SpA ............................................................. 507,648 11,909
Financials (1.5%):
Banca Mediolanum SpA .................................................. 354,925 8,845
Banca Monte dei Paschi di Siena SpA ........................................ 600,349 7,460
Banco BPM SpA ....................................................... 514,146 8,890
Intesa Sanpaolo SpA ..................................................... 1,177,028 8,089
Poste Italiane SpA ...................................................... 449,958 14,728
48,012
Utilities (0.8%):
Enel SpA ............................................................. 891,149 10,221
Snam SpA ............................................................ 1,184,236 8,548
Terna - Rete Elettrica Nazionale ............................................ 784,846 9,164
27,933
87,854
Japan (0.8%):
Consumer Discretionary (0.3%):
Isuzu Motors Ltd. ....................................................... 403,200 5,370
Subaru Corp. .......................................................... 325,800 4,767
10,137
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 184,400 6,805
Health Care (0.1%):
Takeda Pharmaceutical Co. Ltd. ............................................ 105,200 3,353
Materials (0.2%):
JFE Holdings, Inc. (b) .................................................... 306,000 2,954
Mitsubishi Chemical Group Corp. ........................................... 631,100 4,429
7,383
27,678
Malaysia (0.8%):
Communication Services (0.2%):
Telekom Malaysia Bhd ................................................... 3,852,100 7,045
Industrials (0.2%):
Sime Darby Bhd ....................................................... 8,111,500 4,274
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 3,957,300 13,903
25,222
Mexico (1.2%):
Consumer Staples (0.5%):
Arca Continental SAB de CV (b) ............................................ 498,407 5,974
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,757,381 6,108
Wal-Mart de Mexico SAB de CV ........................................... 1,346,457 3,956
16,038

Victory Portfolios II
Victory Market Neutral Income Fund
8
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 915,381 $ 9,663
Industrials (0.3%):
Grupo Aeroportuario del Sureste SAB de CV , Class B (b) ........................... 280,810 8,581
Materials (0.1%):
Grupo Mexico SAB de CV , Class B .......................................... 332,112 3,766
38,048
Monaco (0.1%):
Energy (0.1%):
Scorpio Tankers, Inc. .................................................... 57,463 3,980
Netherlands (1.1%):
Communication Services (0.1%):
Koninklijke KPN NV .................................................... 1,079,486 5,331
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (c) (d) (e) .......................................... 201,753 —
Financials (1.0%):
ASR Nederland NV ..................................................... 132,819 10,030
ING Groep NV ........................................................ 302,955 9,558
NN Group NV ......................................................... 136,833 11,995
31,583
36,914
Norway (0.6%):
Communication Services (0.2%):
Telenor ASA .......................................................... 523,125 7,499
Energy (0.1%):
SFL Corp. Ltd. , Class B .................................................. 277,328 2,829
Financials (0.3%):
DNB Bank ASA ........................................................ 331,060 9,859
20,187
Poland (1.2%):
Energy (0.6%):
ORLEN SA ........................................................... 529,659 17,816
Financials (0.6%):
Bank Polska Kasa Opieki SA .............................................. 152,333 9,284
Erste Bank Polska SA .................................................... 62,388 10,706
19,990
37,806
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,276,162 6,666
Puerto Rico (0.4%):
Financials (0.4%):
First Bancorp Puerto Rico ................................................. 452,432 11,795
Russian Federation (0.0%):
Communication Services (0.0%):
Rostelecom PJSC (c) (d) (e) ................................................. 6,752,730 —
Energy (0.0%):
Tatneft PJSC (c) (d) (e) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (c) (d) (e) ................................. 2,604,790 —
Materials (0.0%):
Evraz PLC (c) (d) (e) ..................................................... 753,373 —
GMK Norilskiy Nickel PAO (c) (d) (e) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (c) (d) (e) ................................. 4,673,660 —
Novolipetsk Steel PJSC (c) (d) (e) ............................................ 1,477,080 —

Victory Portfolios II
Victory Market Neutral Income Fund
9
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Polyus PJSC (c) (d) (e) .................................................... 344,030 $ —
Severstal PAO (c) (d) (e) ................................................... 223,944 —
—
Utilities (0.0%):
Inter RAO UES PJSC (c) (d) (e) .............................................. 128,274,200 —
RusHydro PJSC (c) (d) (e) .................................................. 694,437,000 —
—
—
Singapore (0.5%):
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 1,375,300 3,839
Industrials (0.4%):
Singapore Airlines Ltd. ................................................... 1,893,500 11,264
15,103
South Africa (1.2%):
Communication Services (0.2%):
Vodacom Group Ltd. .................................................... 731,925 6,800
Financials (0.9%):
Absa Group Ltd. ....................................................... 779,517 10,866
Nedbank Group Ltd. ..................................................... 240,362 3,966
Standard Bank Group Ltd. ................................................ 680,044 13,430
28,262
Industrials (0.1%):
Bidvest Group Ltd. ...................................................... 330,263 4,834
39,896
South Korea (0.7%):
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 107,892 11,877
Financials (0.1%):
Industrial Bank of Korea .................................................. 262,432 3,392
Industrials (0.3%):
Doosan Bobcat, Inc. ..................................................... 84,796 3,431
LG Corp. ............................................................. 83,351 5,284
8,715
23,984
Spain (1.1%):
Energy (0.2%):
Repsol SA ............................................................ 338,683 8,461
Financials (0.4%):
Banco de Sabadell SA ................................................... 1,390,630 4,927
CaixaBank SA ......................................................... 577,104 8,176
13,103
Utilities (0.5%):
Naturgy Energy Group SA ................................................ 294,345 9,225
Redeia Corp. SA ....................................................... 393,054 6,678
15,903
37,467
Sweden (0.9%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 1,996,114 9,725
Consumer Discretionary (0.2%):
Evolution AB (a) (c) ...................................................... 106,969 7,344
Financials (0.4%):
Svenska Handelsbanken AB , Class A ......................................... 190,249 2,800

Victory Portfolios II
Victory Market Neutral Income Fund
10
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Swedbank AB , Class A ................................................... 223,063 $ 8,335
11,135
28,204
Switzerland (0.5%):
Consumer Discretionary (0.1%):
Allwyn AG ........................................................... 265,092 4,223
Industrials (0.2%):
Kuehne + Nagel International AG , Registered Shares ............................. 24,666 5,986
Materials (0.2%):
Holcim AG (c) ......................................................... 55,097 4,969
15,178
Taiwan (4.0%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd. ............................................... 1,808,000 8,025
Far EasTone Telecommunications Co. Ltd. ..................................... 2,808,000 9,261
Taiwan Mobile Co. Ltd. .................................................. 4,092,000 14,965
32,251
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 2,725,000 6,390
Industrials (0.3%):
Eva Airways Corp. ...................................................... 2,986,000 4,235
Far Eastern New Century Corp. ............................................. 6,623,000 5,949
10,184
Information Technology (2.2%):
Asustek Computer, Inc. ................................................... 448,000 9,943
Compal Electronics, Inc. .................................................. 4,306,000 4,823
Hon Hai Precision Industry Co. Ltd. ......................................... 880,000 7,022
MediaTek, Inc. ......................................................... 80,000 10,901
Pegatron Corp. ......................................................... 2,368,000 6,265
Quanta Computer, Inc. ................................................... 749,000 8,732
Realtek Semiconductor Corp. .............................................. 225,000 5,743
Synnex Technology International Corp. ....................................... 3,303,000 9,498
United Microelectronics Corp. ............................................. 1,424,000 7,638
70,565
Materials (0.3%):
Asia Cement Corp. ...................................................... 10,128,000 11,171
130,561
Thailand (1.5%):
Consumer Staples (0.2%):
Charoen Pokphand Foods PCL ............................................. 11,570,200 6,838
Energy (0.7%):
PTT Exploration & Production PCL .......................................... 2,362,100 9,495
PTT PCL ............................................................. 12,108,000 12,955
22,450
Financials (0.6%):
SCB X PCL ........................................................... 3,596,200 16,067
TMBThanachart Bank PCL ................................................ 67,608,300 5,021
21,088
50,376
Turkey (0.2%):
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S ............................................. 1,253,704 6,095
United Kingdom (2.5%):
Communication Services (0.1%):
WPP PLC ............................................................ 1,487,090 4,612

Victory Portfolios II
Victory Market Neutral Income Fund
11
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Brightstar Lottery PLC ................................................... 332,461 $ 3,564
Kingfisher PLC ........................................................ 1,464,460 5,497
9,061
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 177,922 11,008
Imperial Brands PLC .................................................... 242,279 8,953
J Sainsbury PLC ....................................................... 1,236,652 5,247
25,208
Energy (0.2%):
BP PLC .............................................................. 1,122,948 6,920
Financials (0.7%):
Admiral Group PLC ..................................................... 187,159 8,838
Aviva PLC ............................................................ 803,147 6,923
Standard Life PLC ...................................................... 738,042 8,157
23,918
Materials (0.4%):
Mondi PLC ........................................................... 331,239 3,007
Rio Tinto PLC ......................................................... 89,969 8,510
11,517
81,236
United States (43.7%):
Communication Services (1.3%):
AT&T, Inc. ........................................................... 310,727 6,432
Comcast Corp. , Class A .................................................. 369,170 9,063
John Wiley & Sons, Inc. , Class A ............................................ 158,545 7,691
Omnicom Group, Inc. .................................................... 106,725 7,773
Verizon Communications, Inc. .............................................. 251,041 10,629
41,588
Consumer Discretionary (4.2%):
American Eagle Outfitters, Inc. ............................................. 241,215 4,149
Best Buy Co., Inc. ...................................................... 132,495 10,054
Carter's, Inc. .......................................................... 134,646 5,542
Darden Restaurants, Inc. .................................................. 36,476 7,514
Dine Brands Global, Inc. (b) ............................................... 82,969 2,979
Ford Motor Co. ........................................................ 767,217 10,664
Genuine Parts Co. ...................................................... 30,332 3,579
Hasbro, Inc. ........................................................... 90,179 7,448
Kontoor Brands, Inc. .................................................... 106,061 8,839
La-Z-Boy, Inc. ......................................................... 177,443 7,119
LCI Industries ......................................................... 65,303 6,914
LKQ Corp. ........................................................... 127,462 3,356
Meritage Homes Corp. ................................................... 82,342 6,904
Monro, Inc. ........................................................... 183,605 3,141
Oxford Industries, Inc. ................................................... 48,623 1,695
Polaris, Inc. ........................................................... 99,338 6,799
Red Rock Resorts, Inc. , Class A ............................................. 133,873 8,710
Steven Madden Ltd. ..................................................... 52,722 2,220
Strategic Education, Inc. .................................................. 66,925 5,128
The Buckle, Inc. ........................................................ 201,149 8,489
Upbound Group, Inc. .................................................... 276,293 5,863
Winmark Corp. ........................................................ 15,114 6,394
Winnebago Industries, Inc. ................................................ 96,040 3,000
136,500
Consumer Staples (5.0%):
Altria Group, Inc. ....................................................... 173,977 12,518
Archer-Daniels-Midland Co. ............................................... 134,009 10,238
Bunge Global SA ....................................................... 105 11
Cal-Maine Foods, Inc. ................................................... 90,311 7,275
Colgate-Palmolive Co. ................................................... 71,440 6,550

Victory Portfolios II
Victory Market Neutral Income Fund
12
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Constellation Brands, Inc. , Class A .......................................... 21,906 $ 3,047
Energizer Holdings, Inc. .................................................. 237,594 5,094
General Mills, Inc. ...................................................... 81,289 2,829
Interparfums, Inc. ....................................................... 77,027 8,616
J & J Snack Foods Corp. .................................................. 91,717 6,737
Keurig Dr. Pepper, Inc. ................................................... 159,134 5,208
Kimberly-Clark Corp. .................................................... 102,617 11,264
PepsiCo, Inc. .......................................................... 55,438 7,506
Philip Morris International, Inc. ............................................. 61,217 11,075
Spectrum Brands Holdings, Inc. ............................................ 128,380 11,009
Sysco Corp. ........................................................... 116,134 9,706
Target Corp. .......................................................... 49,279 6,436
The Clorox Co. ........................................................ 100,428 9,585
The Coca-Cola Co. ...................................................... 89,319 7,259
The Marzetti Company ................................................... 60,728 6,933
Tyson Foods, Inc. , Class A ................................................ 119,487 6,841
Universal Corp. ........................................................ 149,526 7,801
163,538
Energy (4.6%):
Archrock, Inc. ......................................................... 221,308 9,009
California Resources Corp. ................................................ 62,903 3,326
ConocoPhillips Co. ..................................................... 49,493 5,145
Crescent Energy Co. , Class A .............................................. 629,106 6,178
Devon Energy Corp. ..................................................... 14,221 588
DT Midstream, Inc. ..................................................... 50,853 7,462
EOG Resources, Inc. .................................................... 47,227 6,127
Expand Energy Corp. .................................................... 10,856 990
Exxon Mobil Corp. ..................................................... 33,067 4,521
Helmerich & Payne, Inc. .................................................. 208,965 6,841
International Seaways, Inc. ................................................ 105,224 8,059
Kinder Morgan, Inc. ..................................................... 303,871 9,715
Kodiak Gas Services, Inc. ................................................. 152,995 11,495
Magnolia Oil & Gas Corp. , Class A .......................................... 176,645 4,519
Murphy Oil Corp. ...................................................... 171,966 5,599
Noble Corp. PLC ....................................................... 135,235 5,044
Northern Oil & Gas, Inc. .................................................. 224,515 4,075
ONEOK, Inc. .......................................................... 117,677 10,231
Permian Resources Corp. , Class A ........................................... 297,354 5,474
Phillips 66 Co. ......................................................... 40,599 6,863
SLB Ltd. ............................................................. 71,738 3,335
SM Energy Co. ........................................................ 314,628 8,212
The Williams Cos., Inc. .................................................. 151,200 11,240
Valero Energy Corp. ..................................................... 19 5
World Kinect Corp. ..................................................... 245,339 8,081
152,134
Financials (10.4%):
Ally Financial, Inc. (b) ................................................... 128,117 5,887
Artisan Partners Asset Management, Inc. , Class A (b) .............................. 278,019 9,600
Associated Banc-Corp. ................................................... 351,224 10,807
Atlantic Union Bankshares Corp. ............................................ 146,649 6,205
Banner Corp. .......................................................... 86,668 5,758
Blackstone, Inc. ........................................................ 27,071 3,185
Citizens Financial Group, Inc. .............................................. 156,718 10,981
Cohen & Steers, Inc. .................................................... 58,340 4,442
Community Financial System, Inc. .......................................... 80,838 5,426
CVB Financial Corp. .................................................... 380,073 8,571
East West Bancorp, Inc. .................................................. 41,025 5,296
Federal Agricultural Mortgage Corp. , Class C ................................... 15,482 3,085
Fidelity National Financial, Inc. ............................................ 220,756 10,411
Fifth Third Bancorp ..................................................... 132,075 7,445
First Financial Bancorp ................................................... 215,900 7,304
First Hawaiian, Inc. ..................................................... 198,402 5,813

Victory Portfolios II
Victory Market Neutral Income Fund
13
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
First Horizon Corp. ..................................................... 115,392 $ 2,959
First Interstate BancSystem, Inc. , Class A (b) ................................... 257,186 9,917
First Merchants Corp. .................................................... 212,729 9,294
Fulton Financial Corp. ................................................... 483,447 11,695
HA Sustainable Infrastructure Capital, Inc. ..................................... 206,839 8,077
Huntington Bancshares, Inc. ............................................... 466,112 8,264
Independent Bank Corp. .................................................. 117,372 9,826
Jackson Financial, Inc. , Class A ............................................. 71,293 7,300
KeyCorp ............................................................. 343,024 7,907
MetLife, Inc. .......................................................... 86,409 7,311
Moelis & Co. , Class A (b) ................................................. 134,113 8,774
Morgan Stanley ........................................................ 32,207 6,732
Northwest Bancshares, Inc. ................................................ 423,391 6,419
Principal Financial Group, Inc. ............................................. 99,193 10,691
Provident Financial Services, Inc. ........................................... 404,014 9,551
Prudential Financial, Inc. ................................................. 56,991 6,151
Regions Financial Corp. .................................................. 385,465 11,641
Simmons First National Corp. , Class A ....................................... 469,133 10,626
State Street Corp. ....................................................... 79,779 13,530
The PNC Financial Services Group, Inc. ...................................... 33,654 8,286
The Progressive Corp. ................................................... 57,609 12,585
U.S. Bancorp .......................................................... 212,367 12,827
United Bankshares, Inc. .................................................. 204,111 9,354
United Community Banks, Inc. ............................................. 21,691 761
Valley National Bancorp .................................................. 476,302 6,978
WaFd, Inc. ............................................................ 232,497 8,921
Webster Financial Corp. .................................................. 29,741 2,273
Wells Fargo & Co. ...................................................... 9,182 759
339,625
Health Care (2.1%):
AbbVie, Inc. .......................................................... 35,227 8,864
Amgen, Inc. ........................................................... 19,120 6,924
Bristol-Myers Squibb Co. ................................................. 148,257 8,543
CVS Health Corp. ...................................................... 78,010 8,070
Gilead Sciences, Inc. .................................................... 33,810 4,271
Johnson & Johnson ..................................................... 109 28
Merck & Co., Inc. ...................................................... 64,499 8,288
Pfizer, Inc. ............................................................ 352,691 8,493
U.S. Physical Therapy, Inc. ................................................ 69,643 4,783
UnitedHealth Group, Inc. ................................................. 8,312 3,455
Viatris, Inc. ........................................................... 448,407 7,121
68,840
Industrials (3.7%):
ABM Industries, Inc. .................................................... 234,075 10,355
Alight, Inc. , Class A (c) ................................................... 1,668,487 934
Apogee Enterprises, Inc. .................................................. 75,451 3,451
Automatic Data Processing, Inc. ............................................ 27,559 6,172
Herc Holdings, Inc. ..................................................... 52,611 7,541
HNI Corp. ............................................................ 245,924 9,938
Insperity, Inc. .......................................................... 97,691 4,036
Kennametal, Inc. ....................................................... 78,847 2,764
Korn Ferry ........................................................... 150,117 9,995
Lockheed Martin Corp. ................................................... 28 14
MillerKnoll, Inc. ....................................................... 271,674 5,558
MSC Industrial Direct Co., Inc. , Class A ...................................... 54,369 6,467
Paychex, Inc. .......................................................... 116,074 11,413
Pitney Bowes, Inc. ...................................................... 425,791 7,460
Snap-on, Inc. .......................................................... 23,712 9,542
The Greenbrier Cos., Inc. ................................................. 114,154 5,595
Trinity Industries, Inc. ................................................... 244,872 8,468
Union Pacific Corp. ..................................................... 3,012 819

Victory Portfolios II
Victory Market Neutral Income Fund
14
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 96,270 $ 10,349
120,871
Information Technology (0.6%):
Avnet, Inc. ............................................................ 11,020 979
Gen Digital, Inc. ....................................................... 86,918 2,163
HP, Inc. .............................................................. 458,900 10,068
International Business Machines Corp. ........................................ 10,148 2,854
Texas Instruments, Inc. ................................................... 14,116 4,208
20,272
Materials (1.5%):
Avient Corp. .......................................................... 217,201 8,028
Cabot Corp. ........................................................... 112,721 10,237
Eastman Chemical Co. ................................................... 68,539 4,591
Greif, Inc. , Class A ...................................................... 107,827 8,032
Kaiser Aluminum Corp. .................................................. 43,575 8,524
LyondellBasell Industries NV , Class A ........................................ 59,675 3,142
Sylvamo Corp. ......................................................... 102,345 3,869
The Mosaic Co. ........................................................ 95,561 2,025
48,448
Utilities (10.3%):
Alliant Energy Corp. .................................................... 118,279 9,024
American Electric Power Co., Inc. ........................................... 57,835 7,912
American States Water Co. ................................................ 174,765 14,441
Avista Corp. .......................................................... 334,817 13,697
Black Hills Corp. ....................................................... 178,538 13,283
California Water Service Group ............................................. 223,004 10,849
Chesapeake Utilities Corp. ................................................ 62,134 7,610
CMS Energy Corp. ...................................................... 95,903 7,337
Consolidated Edison, Inc. ................................................. 75,342 8,335
Dominion Energy, Inc. ................................................... 125,963 8,602
DTE Energy Co. ....................................................... 55,503 8,457
Duke Energy Corp. ...................................................... 77,247 9,778
Edison International ..................................................... 141,223 10,514
Entergy Corp. ......................................................... 7,300 839
Evergy, Inc. ........................................................... 157,628 13,624
Eversource Energy ...................................................... 144,050 10,411
Exelon Corp. .......................................................... 186,314 8,686
FirstEnergy Corp. ....................................................... 222,660 10,585
H2O America ......................................................... 159,796 9,711
MGE Energy, Inc. ...................................................... 34,145 2,784
New Jersey Resources Corp. ............................................... 306,459 17,174
NiSource, Inc. ......................................................... 288,730 13,729
Northwest Natural Holding Co. ............................................. 185,975 9,124
OGE Energy Corp. ...................................................... 127,998 6,228
ONE Gas, Inc. ......................................................... 172,786 13,317
Otter Tail Corp. ........................................................ 98,364 8,851
Pinnacle West Capital Corp. ............................................... 53,984 5,776
Portland General Electric Co. .............................................. 293,009 15,187
PPL Corp. ............................................................ 216,649 7,875
Southwest Gas Holdings, Inc. .............................................. 115,699 10,260
Spire, Inc. ............................................................ 173,296 13,533
The AES Corp. ........................................................ 248,387 3,641
The Southern Co. ....................................................... 97,236 9,306
WEC Energy Group, Inc. ................................................. 78,005 9,109
Xcel Energy, Inc. ....................................................... 87,747 7,046
336,635
1,428,451
Total Common Stocks (Cost $2,535,754) 2,933,430

Victory Portfolios II
Victory Market Neutral Income Fund
15
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$31,158 (thousands) and amounted to 1.0% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30,
2026 (amounts in thousands):
(f) Rate disclosed is the daily yield on June 30, 2026.
Security Description Shares
Value
(000)
Short-Term Investments (1.1%)
Collateral for Securities Loaned (1.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (f) ........ 8,830,110 $ 8,830
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (f) ............ 8,830,110 8,830
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (f) ................ 8,830,110 8,830
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (f) . 8,830,110 8,830
Total Short-Term Investments (Cost $35,320) 35,320
Total Investments (Cost $2,571,074) — 90.8% 2,968,750
Other assets in excess of liabilities — 9.2% 302,570
NET ASSETS - 100.00% $ 3,271,320
Security Name Acquisition Date Cost Value
Evraz PLC ........................................................ 3/19/2021 $ 4,340 $ —
GMK Norilskiy Nickel PAO ........................................... 9/19/2014 4,446 —
Inter RAO UES PJSC ................................................ 3/19/2021 7,868 —
Magnitogorsk Iron & Steel Works PJSC ................................... 9/17/2021 4,370 —
Moscow Exchange MICEX-RTS PJSC ................................... 9/17/2021 5,924 —
Novolipetsk Steel PJSC .............................................. 9/17/2021 4,421 —
Polyus PJSC ...................................................... 9/17/2021 6,022 —
Rostelecom PJSC ................................................... 9/18/2020 8,205 —
RusHydro PJSC .................................................... 9/18/2020 7,349 —
Severstal PAO ..................................................... 3/17/2017 4,076 —
Tatneft PJSC ...................................................... 9/15/2017 5,787 —
X5 Retail Group NV , GDR ............................................ 9/18/2020 5,468 —
Total (–% of net assets) $68,276 $—
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ............. 3,994 9/18/26 $ 2,393,077 $ 2,438,217 $ 45,140
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures .......... 3,242 9/18/26 $ 512,508 $ 509,853 $ 2,655
E-Mini MSCI Emerging Markets Index Futures . 4,362 9/18/26 390,427 383,267 7,160
E-Mini Russell 2000 Index Futures .......... 2,588 9/18/26 384,238 394,101 (9,863)
E-Mini S&P 500 Futures .................. 8,884 9/18/26 3,331,132 3,352,933 (21,801)
$ (21,849)
Total unrealized appreciation $ 54,955
Total unrealized depreciation (31,664)
Total net unrealized appreciation (depreciation) $ 23,291

Statement of Assets and Liabilities
June 30, 2026
16
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $2,571,074) $ 2,968,750(a)
Foreign currency, at value (Cost $1,142) 1,144
Cash 130,665
Futures contracts collateral 220,981
Receivables:
Dividends, interest, and securities lending income 8,861
Capital shares issued 3,671
Investments sold 11
From Adviser 856
Variation margin on open futures contracts 7,314
Reclaims 4,221
Prepaid expenses 138
Total Assets 3,346,612
Liabilities:
Payables:
Collateral received on loaned securities 35,320
Investments purchased 35,427
Capital shares redeemed 1,653
Accrued foreign capital gains taxes 853
Accrued expenses and other payables:
Investment advisory fees 920
Administration fees 116
Custodian fees 128
Transfer agent fees 172
Sub-Transfer agent fees 428
Compliance fees 2
Trustees' fees —(b)
12b-1 fees 6
Other accrued expenses 267
Total Liabilities 75,292
Commitments and contingencies (Note 5 )
Net Assets:
Capital 3,580,750
Total accumulated earnings (loss) (309,430)
Net Assets $ 3,271,320
Net Assets:
Class A $ 43,090
Class C 4,847
Class I 3,210,130
Member Class 13,253
Total $ 3,271,320
Shares (unlimited number of shares authorized with no par value):
Class A 4,676
Class C 535
Class I 345,025
Member Class 1,437
Total 351,673
Net asset value, offering and redemption price per share:(c)
Class A $ 9.21
Class C(d) 9.06
Class I 9.30
Member Class 9.22
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.77
(a) Includes $33,875 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended June 30, 2026
17
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 122,245
Interest 9,391
Securities lending (net of fees) 36
Foreign tax withholding (9,480)
Total Income 122,192
Expenses:
Investment advisory fees 9,823
Administration fees 1,271
Sub-Administration fees 21
12b-1 fees — Class A 110
12b-1 fees — Class C 52
Custodian fees 320
Transfer agent fees — Class A 4
Transfer agent fees — Class C — (a)
Transfer agent fees — Class I 402
Transfer agent fees — Member Class 19
Sub-Transfer agent fees — Class A 14
Sub-Transfer agent fees — Class C 5
Sub-Transfer agent fees — Class I 2,694
Trustees' fees 132
Compliance fees 22
Legal and audit fees 159
State registration and filing fees 193
Other expenses 412
Total Expenses 15,653
Expenses waived/reimbursed by Adviser (3,907)
Expenses waived/reimbursed by Distributor (1)
Net Expenses 11,745
Net Investment Income (Loss) 110,447
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 263,030
Foreign taxes on realized gains (971)
Net realized gains (losses) from futures contracts (296,511)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 143,941
Net change in accrued foreign taxes on unrealized gains 212
Net change in unrealized appreciation/depreciation on futures contracts 59,835
Net realized/unrealized gains (losses) on investments 169,536
Change in net assets resulting from operations $ 279,983
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Market Neutral Income
Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 110,447 $ 119,055
Net realized gains (losses) (34,452) (45,689)
Net change in unrealized appreciation/depreciation 203,988 132,885
Change in net assets resulting from operations 279,983 206,251
Distributions to Shareholders:
Class A (1,581) (3,111)
Class C (149) (267)
Class I (105,106) (119,107)
Member Class (484) (585)
Change in net assets resulting from distributions to shareholders (107,320) (123,070)
Change in net assets resulting from capital transactions 477,907 (432,890)
Change in net assets 650,570 (349,709)
Net Assets:
Beginning of period 2,620,750 2,970,459
End of period $ 3,271,320 $ 2,620,750

19
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Market Neutral Income
Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Capital Transactions:
Class A
Proceeds from shares issued $ 16,442 $ 23,175
Distributions reinvested 1,511 3,015
Cost of shares redeemed (49,803) (33,897)
Total Class A $ (31,850) $ (7,707)
Class C
Proceeds from shares issued $ 659 $ 286
Distributions reinvested 148 266
Cost of shares redeemed (2,154) (4,100)
Total Class C $ (1,347) $ (3,548)
Class I
Proceeds from shares issued $ 1,239,814 $ 843,103
Distributions reinvested 93,615 106,224
Cost of shares redeemed (821,240) (1,371,036)
Total Class I $ 512,189 $ (421,709)
Member Class
Proceeds from shares issued $ 3,209 $ 3,654
Distributions reinvested 484 585
Cost of shares redeemed (4,778) (4,165)
Total Member Class $ (1,085) $ 74
Change in net assets resulting from capital transactions $ 477,907 $ (432,890)
Share Transactions:
Class A
Issued 1,863 2,726
Reinvested 172 354
Redeemed (5,730) (4,008)
Total Class A (3,695) (928)
Class C
Issued 75 34
Reinvested 17 32
Redeemed (249) (495)
Total Class C (157) (429)
Class I
Issued 138,497 98,317
Reinvested 10,522 12,388
Redeemed (92,852) (160,845)
Total Class I 56,167 (50,140)
Member Class
Issued 363 427
Reinvested 55 69
Redeemed (545) (488)
Total Member Class (127) 8
Change in Shares 52,188 (51,489)

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.68 $8.40 $8.37 $9.30 $9.51
Investment Activities:
Net investment income (loss)(a) 0.32 0.35 0.32 0.35 0.38
Net realized and unrealized gains (losses) 0.52 0.30 0.05 (0.26) (0.29)
Total from Investment Activities 0.84 0.65 0.37 0.09 0.09
Distributions to Shareholders from:
Net investment income (0.31) (0.37) (0.34) (0.36) (0.30)
Net realized gains — — — (0.66) —
Total Distributions (0.31) (0.37) (0.34) (1.02) (0.30)
Net Asset Value, End of Period $9.21 $8.68 $8.40 $8.37 $9.30
Total Return(b) 9.88% 7.92% 4.43% 1.34% 0.90%
Ratios to Average Net Assets:
Net Expenses(c) 0.76% 0.76% 0.75% 0.75% 0.78%(d)
Net Investment Income (Loss) 3.59% 4.18% 3.80% 4.00% 3.94%
Gross Expenses(c) 0.77% 0.76% 0.76% 0.80% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $43,090 $72,621 $78,079 $96,836 $150,010
Portfolio Turnover(e) 50% 60% 88% 87% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.54 $8.27 $8.25 $9.19 $9.40
Investment Activities:
Net investment income (loss)(a) 0.24 0.28 0.25 0.28 0.34
Net realized and unrealized gains (losses) 0.53 0.30 0.05 (0.26) (0.31)
Total from Investment Activities 0.77 0.58 0.30 0.02 0.03
Distributions to Shareholders from:
Net investment income (0.25) (0.31) (0.28) (0.30) (0.24)
Net realized gains — — — (0.66) —
Total Distributions (0.25) (0.31) (0.28) (0.96) (0.24)
Net Asset Value, End of Period $9.06 $8.54 $8.27 $8.25 $9.19
Total Return(b) 9.16% 7.16% 3.60% 0.53% 0.31%
Ratios to Average Net Assets:
Net Expenses(c) 1.51% 1.51% 1.50% 1.50% 1.53%(d)
Net Investment Income (Loss) 2.79% 3.33% 3.05% 3.28% 3.59%
Gross Expenses(c) 1.80% 1.77% 1.68% 1.62% 1.93%
Supplemental Data:
Net Assets at end of period (000's) $4,847 $5,903 $9,267 $14,468 $15,197
Portfolio Turnover(e) 50% 60% 88% 87% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.75 $8.47 $8.44 $9.37 $9.57
Investment Activities:
Net investment income (loss)(a) 0.35 0.39 0.36 0.38 0.42
Net realized and unrealized gains (losses) 0.54 0.29 0.04 (0.26) (0.29)
Total from Investment Activities 0.89 0.68 0.40 0.12 0.13
Distributions to Shareholders from:
Net investment income (0.34) (0.40) (0.37) (0.39) (0.33)
Net realized gains — — — (0.66) —
Total Distributions (0.34) (0.40) (0.37) (1.05) (0.33)
Net Asset Value, End of Period $9.30 $8.75 $8.47 $8.44 $9.37
Total Return(b) 10.40% 8.20% 4.74% 1.68% 1.32%
Ratios to Average Net Assets:
Net Expenses(c) 0.41% 0.41% 0.40% 0.40% 0.43%(d)
Net Investment Income (Loss) 3.94% 4.51% 4.17% 4.31% 4.40%
Gross Expenses(c) 0.55% 0.58% 0.58% 0.59% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $3,210,130 $2,528,649 $2,870,040 $2,750,882 $4,777,720
Portfolio Turnover(e) 50% 60% 88% 87% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.68 $8.40 $8.38 $9.31 $9.51
Investment Activities:
Net investment income (loss)(a) 0.33 0.37 0.34 0.38 0.41
Net realized and unrealized gains (losses) 0.54 0.30 0.03 (0.27) (0.29)
Total from Investment Activities 0.87 0.67 0.37 0.11 0.12
Distributions to Shareholders from:
Net investment income (0.33) (0.39) (0.35) (0.38) (0.32)
Net realized gains — — — (0.66) —
Total Distributions (0.33) (0.39) (0.35) (1.04) (0.32)
Net Asset Value, End of Period $9.22 $8.68 $8.40 $8.38 $9.31
Total Return(b) 10.21% 8.12% 4.50% 1.55% 1.20%
Ratios to Average Net Assets:
Net Expenses(c) 0.56% 0.56% 0.55% 0.55% 0.58%(d)
Net Investment Income (Loss) 3.77% 4.38% 4.00% 4.32% 4.34%
Gross Expenses(c) 0.78% 0.74% 0.73% 0.80% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $13,253 $13,577 $13,073 $14,384 $13,910
Portfolio Turnover(e) 50% 60% 88% 87% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios II
24
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 24 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
25
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
l
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Market Neutral Income Fund
Common Stocks ............................................... $ 1,734,564 $ 1,198,866 $ —(a) $ 2,933,430
Collateral for Securities Loaned ................................... 35,320 — — 35,320
Total ....................................................... $ 1,769,884 $ 1,198,866 $ —(a) $ 2,968,750
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 54,955 — — 54,955
Liabilities:
Futures Contracts .............................................. (31,664) — — (31,664)
Total ....................................................... $ 23,291 $ — $ — $ 23,291
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
26
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Equity Risk Exposure: 54,955,000 31,664,000
Market Neutral Income Fund ............................................................. $ 54,955 $ 31,664
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: (296,511,000) 59,835,000
Market Neutral Income Fund ......................................................... $ (296,511) $ 59,835
Market Neutral
Income Fund
Futures contracts:
Average notional value of contracts — long ................................................................. $ 2,248,200
Average notional value of contracts — short ................................................................. (4,433,452)
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
27
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2026, the Fund recognized $677 thousand related to EU reclaims and $14 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended June 30, 2026, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of June 30.
For the year ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Market Neutral Income Fund ........................................ $ 33,875 $ — $ 35,320
Excluding U.S. Government
Securities
Purchases Sales
Market Neutral Income Fund ................................................................. $ 1,396,591 $ 1,267,664

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
28
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*  Rounds to less than 0.1%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.35% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the
Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Fund were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer (“CCO”), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statement of Operations as Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended June 30, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
29
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended June 30,
2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Fund in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Fund for the amount of the excess. For the year ended June 30, 2026, the Distributor reimbursed the following to the Fund
(amounts in thousands):
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2026, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
Class A Class C
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Market Neutral Income Fund ............................................................................ $ 1
In effect until October 31, 2026
Class A Class C Class I Member Class
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 1.51% 0.41% 0.56%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
30
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk —  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund did not utilize or participate in the Facility during the year ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending
June 30, 2027 June 30, 2028 June 30, 2029 Total
Market Neutral Income Fund ............................................ $ 5,113 $ 4,520 $ 3,907 $ 13,540

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
31
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
During the tax year ended June 30, 2026, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of June 30, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended June 30, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Market Neutral Income Fund ............................................................... $ 107,320 $ 107,320
Year Ended June 30, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Market Neutral Income Fund ............................................................... $ 123,070 $ 123,070
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Market Neutral Income Fund .............. $ 9,182 $ 9,182 $ (626) $ (680,386) $ 362,400 $ (309,430)
Amount
Market Neutral Income Fund ............................................................................ $ (25,869)
Short-Term
Amount
Long-Term
Amount Total
Market Neutral Income Fund ............................................. $ (451,911) $ (228,475) $ (680,386)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Market Neutral Income Fund ........................... $ 2,606,350 $ 572,202 $ (209,802) $ 362,400

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
32
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Market
Neutral Income Fund (the “Fund”), a series of Victory Portfolios II, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026

Supplemental Information
June 30, 2026
Victory Portfolios II
34
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 39%.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-AR (6/26)

June 30, 2026
Annual: Full Financials
VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares US 500 Volatility Wtd ETF
3
VictoryShares US Large Cap High Div Volatility Wtd ETF
12
VictoryShares US Small Cap High Div Volatility Wtd ETF
15
VictoryShares Dividend Accelerator ETF
18
VictoryShares US Multi-Factor Minimum Volatility ETF
21
VictoryShares US 500 Enhanced Volatility Wtd ETF
23
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
32
VictoryShares Free Cash Flow ETF
35
VictoryShares Small Cap Free Cash Flow ETF
37
VictoryShares Free Cash Flow Growth ETF
42
VictoryShares International Free Cash Flow ETF
45
VictoryShares International Free Cash Flow Growth ETF
50
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
55
Statements of Operations
59
Statements of Changes in Net Assets
63
Financial Highlights
67
Notes to Financial Statements (Form N-CSR Item 7) 79
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 95
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
96

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (3.1%):
Alphabet, Inc. , Class A ................................................... 3,510 $ 1,254
AT&T, Inc. ........................................................... 50,871 1,053
Charter Communications, Inc. , Class A (a) (b) ................................... 3,116 443
Comcast Corp. , Class A .................................................. 40,099 984
Fox Corp. , Class A ...................................................... 18,221 950
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 14,270 1,358
Meta Platforms, Inc. , Class A .............................................. 1,368 771
Netflix, Inc. (a) ......................................................... 8,967 640
News Corp. , Class A ..................................................... 48,067 1,194
Omnicom Group, Inc. .................................................... 9,150 666
Reddit, Inc. , Class A (a) ................................................... 3,093 537
Roku, Inc. , Class A (a) .................................................... 6,574 908
The New York Times Co. , Class A ........................................... 12,957 907
The Walt Disney Co. .................................................... 11,708 1,127
TKO Group Holdings, Inc. , Class A .......................................... 4,196 845
T-Mobile US, Inc. ...................................................... 5,671 951
Verizon Communications, Inc. .............................................. 24,790 1,050
Warner Music Group Corp. , Class A ......................................... 37,337 1,011
16,649
Consumer Discretionary (8.2%):
Airbnb, Inc. , Class A (a) .................................................. 7,623 1,091
Amazon.com, Inc. (a) .................................................... 4,653 1,109
Aptiv PLC (a) .......................................................... 13,915 854
AutoZone, Inc. (a) ....................................................... 327 1,045
Best Buy Co., Inc. ...................................................... 14,152 1,074
Booking Holdings, Inc. ................................................... 5,942 1,059
Burlington Stores, Inc. (a) ................................................. 2,676 848
Carnival Corp. Ltd. ..................................................... 22,269 636
Carvana Co. , Class A (a) .................................................. 7,194 473
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 19,791 673
Coupang, Inc. , Class A (a) ................................................. 42,810 744
D.R. Horton, Inc. ....................................................... 4,600 749
Darden Restaurants, Inc. .................................................. 5,673 1,169
Deckers Outdoor Corp. (a) ................................................. 5,327 529
Dick's Sporting Goods, Inc. ................................................ 4,065 922
Domino's Pizza, Inc. ..................................................... 3,140 930
DoorDash, Inc. , Class A (a) ................................................ 3,846 710
eBay, Inc. ............................................................ 7,964 890
Expedia Group, Inc. ..................................................... 2,957 757
Garmin Ltd. ........................................................... 3,834 911
General Motors Co. ..................................................... 10,684 823
Genuine Parts Co. ...................................................... 8,521 1,005
Hilton Worldwide Holdings, Inc. ............................................ 4,418 1,460
Las Vegas Sands Corp. ................................................... 13,743 635
Lennar Corp. , Class A .................................................... 6,875 622
Lowe's Cos., Inc. ....................................................... 4,642 1,023
Marriott International, Inc. , Class A .......................................... 3,379 1,252
McDonald's Corp. ...................................................... 5,462 1,476
NIKE, Inc. , Class B ..................................................... 12,750 523
NVR, Inc. (a) .......................................................... 150 1,022
O'Reilly Automotive, Inc. (a) ............................................... 14,837 1,366
PulteGroup, Inc. ........................................................ 6,267 860
Ralph Lauren Corp. , Class A ............................................... 2,867 1,151
Ross Stores, Inc. ....................................................... 6,916 1,472
Royal Caribbean Cruises Ltd. .............................................. 2,138 679
Somnigroup International, Inc. ............................................. 10,372 813
Starbucks Corp. ........................................................ 10,774 1,101
Tapestry, Inc. .......................................................... 4,698 688
Tesla, Inc. (a) .......................................................... 1,639 689
The Home Depot, Inc. ................................................... 3,547 1,251
The TJX Cos., Inc. ...................................................... 11,572 1,753

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
4
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Toll Brothers, Inc. ...................................................... 5,886 $ 970
Tractor Supply Co. ...................................................... 22,147 700
Ulta Beauty, Inc. (a) ..................................................... 1,432 646
Williams-Sonoma, Inc. ................................................... 4,254 992
Yum! Brands, Inc. ...................................................... 8,000 1,279
43,424
Consumer Staples (6.9%):
Altria Group, Inc. ....................................................... 19,666 1,415
Archer-Daniels-Midland Co. ............................................... 16,180 1,236
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 10,519 918
Brown-Forman Corp. , Class B ............................................. 31,398 837
Bunge Global SA ....................................................... 7,601 811
Casey's General Stores, Inc. ............................................... 2,049 1,629
Celsius Holdings, Inc. (a) .................................................. 9,834 288
Church & Dwight Co., Inc. ................................................ 13,089 1,268
Coca-Cola Consolidated, Inc. .............................................. 5,242 1,001
Colgate-Palmolive Co. ................................................... 14,755 1,353
Constellation Brands, Inc. , Class A .......................................... 6,249 869
Costco Wholesale Corp. .................................................. 1,607 1,503
Dollar General Corp. .................................................... 5,758 663
General Mills, Inc. ...................................................... 27,684 963
Hormel Foods Corp. ..................................................... 40,648 1,009
Keurig Dr. Pepper, Inc. ................................................... 34,087 1,116
Kimberly-Clark Corp. .................................................... 10,500 1,153
McCormick & Co., Inc. .................................................. 16,088 811
Mondelez International, Inc. , Class A ......................................... 21,717 1,256
Monster Beverage Corp. (a) ................................................ 15,714 1,510
PepsiCo, Inc. .......................................................... 7,767 1,052
Performance Food Group Co. (a) ............................................ 11,050 1,235
Philip Morris International, Inc. ............................................. 6,400 1,158
Sysco Corp. ........................................................... 14,452 1,208
Target Corp. .......................................................... 8,730 1,140
The Clorox Co. ........................................................ 10,168 970
The Coca-Cola Co. ...................................................... 22,973 1,867
The Hershey Co. ....................................................... 4,555 799
The Kroger Co. ........................................................ 16,080 893
The Procter & Gamble Co. ................................................ 10,571 1,550
Tyson Foods, Inc. , Class A ................................................ 20,794 1,191
U.S. Foods Holding Corp. (a) ............................................... 10,809 1,105
Walmart, Inc. .......................................................... 10,298 1,166
36,943
Energy (4.8%):
Baker Hughes Co. , Class A ................................................ 14,513 805
Cheniere Energy, Inc. .................................................... 5,492 1,313
Chevron Corp. ......................................................... 7,784 1,290
ConocoPhillips Co. ..................................................... 9,280 965
Devon Energy Corp. ..................................................... 21,040 869
Diamondback Energy, Inc. ................................................ 5,608 986
DT Midstream, Inc. ..................................................... 10,738 1,576
EOG Resources, Inc. .................................................... 9,721 1,261
EQT Corp. ............................................................ 13,990 744
Expand Energy Corp. .................................................... 8,187 747
Exxon Mobil Corp. ..................................................... 8,727 1,193
Halliburton Co. ........................................................ 21,519 731
Kinder Morgan, Inc. ..................................................... 44,644 1,427
Marathon Petroleum Corp. ................................................ 5,278 1,349
Occidental Petroleum Corp. ............................................... 17,091 830
ONEOK, Inc. .......................................................... 14,261 1,240
Ovintiv, Inc. .......................................................... 16,376 862
Permian Resources Corp. , Class A ........................................... 49,176 905
Phillips 66 Co. ......................................................... 6,892 1,165
SLB Ltd. ............................................................. 17,793 827

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
5
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Targa Resources Corp. ................................................... 4,548 $ 1,220
Texas Pacific Land Corp. ................................................. 1,277 559
The Williams Cos., Inc. .................................................. 17,036 1,266
Valero Energy Corp. ..................................................... 4,473 1,165
Venture Global, Inc. , Class A ............................................... 43,275 482
25,777
Financials (18.7%):
Affirm Holdings, Inc. , Class A (a) ............................................ 10,267 837
Aflac, Inc. ............................................................ 15,148 1,776
American Express Co. ................................................... 3,472 1,174
American International Group, Inc. .......................................... 15,282 1,139
Ameriprise Financial, Inc. ................................................. 2,451 1,125
Apollo Global Management, Inc. ............................................ 7,971 943
Arch Capital Group Ltd. (a) ................................................ 14,384 1,396
Ares Management Corp. , Class A (b) ......................................... 6,732 749
Arthur J. Gallagher & Co. ................................................. 4,762 1,093
Bank of America Corp. ................................................... 27,366 1,559
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,261 2,132
BlackRock, Inc. ........................................................ 1,154 1,110
Blackstone, Inc. ........................................................ 8,144 958
Block, Inc. , Class A (a) ................................................... 9,616 731
Blue Owl Capital, Inc. , Class A (b) ........................................... 67,050 587
Brown & Brown, Inc. .................................................... 15,092 968
Capital One Financial Corp. ............................................... 4,701 943
Cboe Global Markets, Inc. ................................................ 5,105 1,239
Chubb Ltd. ........................................................... 4,922 1,677
Cincinnati Financial Corp. ................................................ 9,199 1,703
Citigroup, Inc. ......................................................... 9,611 1,345
Citizens Financial Group, Inc. .............................................. 18,303 1,283
CME Group, Inc. , Class A ................................................. 5,236 1,156
CNA Financial Corp. (b) .................................................. 32,932 1,601
Coinbase Global, Inc. , Class A (a) ........................................... 2,367 346
Corpay, Inc. (a) ......................................................... 2,443 814
East West Bancorp, Inc. .................................................. 9,796 1,265
Everest Group Ltd. ...................................................... 3,665 1,309
Fidelity National Financial, Inc. ............................................ 22,141 1,044
Fidelity National Information Services, Inc. .................................... 20,532 798
Fifth Third Bancorp ..................................................... 23,427 1,321
First Citizens Bancshares, Inc. , Class A ....................................... 544 1,132
Fiserv, Inc. (a) .......................................................... 7,666 376
Franklin Resources, Inc. .................................................. 44,894 1,494
Global Payments, Inc. .................................................... 9,791 711
Huntington Bancshares, Inc. ............................................... 66,014 1,171
Interactive Brokers Group, Inc. , Class A ....................................... 11,117 968
Intercontinental Exchange, Inc. ............................................. 8,350 1,028
JPMorgan Chase & Co. .................................................. 4,530 1,483
KeyCorp ............................................................. 57,110 1,316
KKR & Co., Inc. ....................................................... 8,970 823
Loews Corp. .......................................................... 18,818 2,130
LPL Financial Holdings, Inc. ............................................... 2,715 765
M&T Bank Corp. ....................................................... 6,198 1,475
Markel Group, Inc. (a) .................................................... 816 1,594
Marsh & McLennan Cos., Inc. ............................................. 7,268 1,211
Mastercard, Inc. , Class A ................................................. 2,607 1,339
MetLife, Inc. .......................................................... 17,411 1,473
Moody's Corp. ......................................................... 2,303 1,043
Morgan Stanley ........................................................ 7,094 1,483
MSCI, Inc. , Class A ..................................................... 1,734 971
Nasdaq, Inc. .......................................................... 13,761 1,085
Northern Trust Corp. .................................................... 7,860 1,366
PayPal Holdings, Inc. .................................................... 15,346 663
Pinnacle Financial Partners, Inc. ............................................ 9,901 999
Principal Financial Group, Inc. ............................................. 13,986 1,507

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
6
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 13,311 $ 1,437
Raymond James Financial, Inc. ............................................. 7,821 1,189
Regions Financial Corp. .................................................. 41,964 1,267
Reinsurance Group of America, Inc. ......................................... 5,556 1,182
RenaissanceRe Holdings Ltd. .............................................. 4,115 1,304
Robinhood Markets, Inc. , Class A (a) ......................................... 5,710 573
S&P Global, Inc. ....................................................... 2,350 957
SoFi Technologies, Inc. (a) ................................................. 29,008 520
State Street Corp. ....................................................... 9,129 1,548
Synchrony Financial ..................................................... 14,252 1,084
T. Rowe Price Group, Inc. ................................................. 12,199 1,387
The Allstate Corp. ...................................................... 5,707 1,358
The Bank of New York Mellon Corp. ......................................... 12,109 1,751
The Carlyle Group, Inc. .................................................. 15,605 657
The Charles Schwab Corp. ................................................ 13,589 1,254
The Goldman Sachs Group, Inc. ............................................ 1,281 1,296
The Hartford Insurance Group, Inc. .......................................... 11,683 1,548
The PNC Financial Services Group, Inc. ...................................... 6,349 1,563
The Progressive Corp. ................................................... 5,805 1,268
The Travelers Cos., Inc. .................................................. 5,114 1,688
Toast, Inc. , Class A (a) .................................................... 24,786 690
TPG, Inc. , Class A ...................................................... 18,224 739
Tradeweb Markets, Inc. , Class A ............................................ 8,472 844
Truist Financial Corp. .................................................... 26,475 1,319
U.S. Bancorp .......................................................... 23,979 1,448
Visa, Inc. , Class A ...................................................... 4,259 1,461
W.R. Berkley Corp. ..................................................... 19,911 1,404
Wells Fargo & Co. ...................................................... 13,792 1,140
99,603
Health Care (9.8%):
Abbott Laboratories ..................................................... 10,747 975
AbbVie, Inc. .......................................................... 5,238 1,318
Agilent Technologies, Inc. ................................................. 8,704 1,156
Align Technology, Inc. (a) ................................................. 2,754 465
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,370 713
Amgen, Inc. ........................................................... 2,652 960
Becton Dickinson & Co. .................................................. 6,696 1,013
Biogen, Inc. (a) ......................................................... 4,620 998
Boston Scientific Corp. (a) ................................................. 12,936 552
Bristol-Myers Squibb Co. ................................................. 17,375 1,001
Cardinal Health, Inc. .................................................... 4,100 974
Cencora, Inc. .......................................................... 3,174 898
CVS Health Corp. ...................................................... 12,225 1,265
Danaher Corp. ......................................................... 5,159 983
Dexcom, Inc. (a) ........................................................ 9,791 659
Edwards Lifesciences Corp. (a) ............................................. 15,373 1,391
Elevance Health, Inc. .................................................... 2,284 883
Eli Lilly & Co. ......................................................... 731 877
GE HealthCare Technologies, Inc. ........................................... 12,557 804
Gilead Sciences, Inc. .................................................... 7,142 902
Globus Medical, Inc. , Class A (a) ............................................ 5,913 467
HCA Healthcare, Inc. .................................................... 2,164 844
Humana, Inc. .......................................................... 3,079 1,223
IDEXX Laboratories, Inc. (a) ............................................... 999 526
Illumina, Inc. (a) ........................................................ 4,431 779
Incyte Corp. (a) ......................................................... 8,390 951
Insulet Corp. (a) ........................................................ 3,740 569
Intuitive Surgical, Inc. (a) ................................................. 1,959 779
IQVIA Holdings, Inc. (a) .................................................. 3,991 771
Johnson & Johnson ..................................................... 7,198 1,828
Labcorp Holdings, Inc. ................................................... 4,390 1,229
McKesson Corp. ....................................................... 992 750
Medpace Holdings, Inc. (a) ................................................ 880 466

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
7
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Medtronic PLC ........................................................ 16,340 $ 1,278
Merck & Co., Inc. ...................................................... 8,717 1,120
Mettler-Toledo International, Inc. (a) ......................................... 833 1,064
Neurocrine Biosciences, Inc. (a) ............................................. 7,289 1,228
Pfizer, Inc. ............................................................ 41,775 1,006
Quest Diagnostics, Inc. ................................................... 5,934 1,258
Regeneron Pharmaceuticals, Inc. ............................................ 1,183 738
ResMed, Inc. .......................................................... 5,079 990
Solventum Corp. (a) ..................................................... 14,692 1,134
STERIS PLC .......................................................... 5,028 1,059
Stryker Corp. .......................................................... 3,942 1,241
Tenet Healthcare Corp. (a) ................................................. 3,136 587
The Cigna Group ....................................................... 2,911 803
The Cooper Cos., Inc. (a) .................................................. 11,651 836
Thermo Fisher Scientific, Inc. .............................................. 1,921 963
United Therapeutics Corp. (a) .............................................. 1,160 629
UnitedHealth Group, Inc. ................................................. 2,361 981
Veeva Systems, Inc. , Class A (a) ............................................. 5,129 910
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,669 829
Waters Corp. (a) ........................................................ 2,561 960
West Pharmaceutical Services, Inc. .......................................... 2,712 974
Zimmer Biomet Holdings, Inc. ............................................. 10,057 866
Zoetis, Inc. , Class A ..................................................... 8,348 600
52,023
Industrials (20.2%):
3M Co. .............................................................. 6,879 1,114
Advanced Drainage Systems, Inc. ........................................... 4,559 716
AECOM ............................................................. 9,631 672
Allegion PLC ......................................................... 7,596 1,067
AMETEK, Inc. ........................................................ 6,228 1,507
ATI, Inc. (a) ........................................................... 4,652 917
Automatic Data Processing, Inc. ............................................ 6,609 1,480
Axon Enterprise, Inc. (a) .................................................. 1,030 577
Broadridge Financial Solutions, Inc. ......................................... 6,817 934
BWX Technologies, Inc. .................................................. 3,377 657
C.H. Robinson Worldwide, Inc. ............................................. 3,674 692
CACI International, Inc. , Class A (a) ......................................... 1,507 698
Carlisle Cos., Inc. ....................................................... 2,036 739
Carpenter Technology Corp. ............................................... 1,573 970
Carrier Global Corp. ..................................................... 15,196 1,115
Caterpillar, Inc. ........................................................ 1,270 1,352
Cintas Corp. .......................................................... 8,241 1,402
Clean Harbors, Inc. (a) ................................................... 3,872 1,157
Comfort Systems USA, Inc. ............................................... 384 761
Copart, Inc. (a) ......................................................... 32,859 926
CSX Corp. ............................................................ 33,675 1,601
Cummins, Inc. ......................................................... 1,707 1,217
Curtiss-Wright Corp. .................................................... 1,372 1,040
Deere & Co. .......................................................... 1,627 1,032
Delta Air Lines, Inc. ..................................................... 10,912 1,022
Dover Corp. ........................................................... 5,743 1,288
Eaton Corp. PLC ....................................................... 2,654 1,131
EMCOR Group, Inc. .................................................... 1,041 864
Emerson Electric Co. .................................................... 7,074 1,013
Equifax, Inc. .......................................................... 3,963 629
Expeditors International of Washington, Inc. .................................... 6,492 1,058
Fastenal Co. ........................................................... 26,696 1,282
FedEx Corp. .......................................................... 3,726 1,167
Ferguson Enterprises, Inc. ................................................. 4,180 992
Fortive Corp. .......................................................... 18,632 1,138
FTAI Aviation Ltd. ...................................................... 1,688 457
GE Vernova, Inc. ....................................................... 699 821
Generac Holdings, Inc. (a) ................................................. 2,520 738

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
8
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
General Dynamics Corp. .................................................. 4,180 $ 1,481
General Electric Co. ..................................................... 3,286 1,228
Graco, Inc. ........................................................... 17,339 1,311
HEICO Corp. .......................................................... 3,303 1,177
Honeywell Aerospace, Inc. (a) .............................................. 2,864 633
Honeywell International, Inc. .............................................. 2,864 641
Howmet Aerospace, Inc. .................................................. 4,004 1,077
Hubbell, Inc. , Class B .................................................... 2,214 1,158
Huntington Ingalls Industries, Inc. ........................................... 1,991 557
IDEX Corp. ........................................................... 5,400 1,226
Illinois Tool Works, Inc. .................................................. 5,091 1,377
Ingersoll Rand, Inc. ..................................................... 9,903 812
ITT, Inc. ............................................................. 5,155 1,019
J.B. Hunt Transport Services, Inc. ........................................... 3,241 938
Jacobs Solutions, Inc. .................................................... 6,994 881
Johnson Controls International PLC .......................................... 8,232 1,203
Kratos Defense & Security Solutions, Inc. (a) ................................... 4,863 242
L3Harris Technologies, Inc. ............................................... 3,422 994
Leidos Holdings, Inc. .................................................... 5,733 590
Lennox International, Inc. ................................................. 1,591 912
Lincoln Electric Holdings, Inc. ............................................. 3,955 1,050
Lockheed Martin Corp. ................................................... 1,638 834
Masco Corp. .......................................................... 14,218 1,157
MasTec, Inc. (a) ........................................................ 2,709 1,127
Mueller Industries, Inc. ................................................... 9,150 1,125
Nextpower, Inc. , Class A (a) ................................................ 4,644 553
Nordson Corp. ......................................................... 5,130 1,548
Northrop Grumman Corp. ................................................. 1,598 814
Old Dominion Freight Line, Inc. ............................................ 3,845 833
Otis Worldwide Corp. .................................................... 13,787 987
PACCAR, Inc. ......................................................... 9,196 1,105
Parker-Hannifin Corp. ................................................... 1,339 1,310
Paychex, Inc. .......................................................... 12,545 1,234
Quanta Services, Inc. .................................................... 1,634 1,177
RBC Bearings, Inc. (a) ................................................... 2,252 1,450
Regal Rexnord Corp. .................................................... 3,219 767
Republic Services, Inc. , Class A ............................................ 7,408 1,579
Rockwell Automation, Inc. ................................................ 2,808 1,390
Rollins, Inc. ........................................................... 20,156 841
RTX Corp. ............................................................ 6,475 1,229
Snap-on, Inc. .......................................................... 3,792 1,526
Southwest Airlines Co. ................................................... 13,834 711
SS&C Technologies Holdings, Inc. .......................................... 16,360 1,015
Stanley Black & Decker, Inc. .............................................. 9,417 886
Sterling Infrastructure, Inc. (a) .............................................. 1,193 1,001
Textron, Inc. .......................................................... 12,432 1,140
The Boeing Co. (a) ...................................................... 4,440 961
Trane Technologies PLC .................................................. 2,513 1,234
TransDigm Group, Inc. ................................................... 821 1,094
TransUnion ........................................................... 9,514 686
Uber Technologies, Inc. (a) ................................................ 12,259 885
UL Solutions, Inc. , Class A ................................................ 8,640 880
Union Pacific Corp. ..................................................... 5,783 1,573
United Airlines Holdings, Inc. (a) ............................................ 5,879 799
United Parcel Service, Inc. , Class B .......................................... 9,193 988
United Rentals, Inc. ..................................................... 983 1,114
Veralto Corp. .......................................................... 14,788 1,311
Verisk Analytics, Inc. , Class A .............................................. 4,827 867
Vertiv Holdings Co. , Class A ............................................... 2,015 675
W.W. Grainger, Inc. ..................................................... 1,009 1,373
Waste Management, Inc. .................................................. 6,758 1,506
Watsco, Inc. ........................................................... 2,384 993
WESCO International, Inc. ................................................ 2,857 987

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
9
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 5,250 $ 1,415
Woodward, Inc. ........................................................ 2,388 1,016
XPO, Inc. (a) .......................................................... 3,186 654
Xylem, Inc. ........................................................... 9,483 1,121
107,921
Information Technology (14.3%):
Accenture PLC , Class A .................................................. 4,134 514
Adobe, Inc. (a) ......................................................... 3,813 782
Advanced Energy Industries, Inc. ........................................... 1,937 722
Advanced Micro Devices, Inc. (a) ............................................ 2,373 1,379
Akamai Technologies, Inc. (a) .............................................. 7,423 878
Amphenol Corp. , Class A ................................................. 5,362 945
Analog Devices, Inc. .................................................... 3,051 1,212
Apple, Inc. ........................................................... 4,918 1,423
Applied Materials, Inc. ................................................... 1,783 1,289
AppLovin Corp. , Class A (a) ............................................... 942 485
Arista Networks, Inc. (a) .................................................. 4,422 751
Astera Labs, Inc. (a) ..................................................... 2,621 1,266
Autodesk, Inc. (a) ....................................................... 3,929 764
Broadcom, Inc. ........................................................ 2,142 809
Cadence Design Systems, Inc. (a) ............................................ 2,725 1,023
CDW Corp. ........................................................... 7,770 1,093
Ciena Corp. (a) ......................................................... 1,456 714
Cisco Systems, Inc. ..................................................... 14,385 1,690
Cognizant Technology Solutions Corp. , Class A ................................. 15,033 582
Coherent Corp. (a) ...................................................... 1,755 692
Corning, Inc. .......................................................... 4,567 1,167
Credo Technology Group Holding Ltd. (a) ..................................... 3,378 919
Datadog, Inc. , Class A (a) ................................................. 4,544 1,183
Dell Technologies, Inc. , Class C ............................................ 3,909 1,687
Entegris, Inc. .......................................................... 4,073 733
Everpure, Inc. , Class A (a) ................................................. 6,570 518
F5, Inc. (a) ............................................................ 3,282 1,365
Fair Isaac Corp. (a) ...................................................... 464 554
First Solar, Inc. (a) ...................................................... 2,530 597
Fortinet, Inc. (a) ........................................................ 9,193 1,412
Gen Digital, Inc. ....................................................... 47,700 1,187
HP, Inc. .............................................................. 47,143 1,034
HubSpot, Inc. (a) ....................................................... 2,075 379
International Business Machines Corp. ........................................ 3,614 1,016
Intuit, Inc. ............................................................ 2,173 567
Jabil, Inc. ............................................................ 2,862 1,103
Keysight Technologies, Inc. (a) ............................................. 2,463 862
KLA Corp. ........................................................... 4,428 1,336
Lam Research Corp. ..................................................... 2,701 1,170
Lattice Semiconductor Corp. (a) ............................................. 6,246 955
Lumentum Holdings, Inc. (a) ............................................... 551 473
MACOM Technology Solutions Holdings, Inc. (a) ................................ 2,678 1,019
Marvell Technology, Inc. ................................................. 6,875 2,048
Micron Technology, Inc. .................................................. 1,232 1,422
Microsoft Corp. ........................................................ 3,222 1,202
MKS, Inc. ............................................................ 2,406 1,070
Monolithic Power Systems, Inc. ............................................ 596 824
Motorola Solutions, Inc. .................................................. 2,960 1,229
NetApp, Inc. .......................................................... 9,818 1,519
NVIDIA Corp. ......................................................... 5,022 1,005
NXP Semiconductors NV ................................................. 3,605 1,013
Okta, Inc. , Class A (a) .................................................... 11,320 1,545
ON Semiconductor Corp. (a) ............................................... 9,313 880
Oracle Corp. .......................................................... 3,063 449
Palantir Technologies, Inc. , Class A (a) ........................................ 4,375 510
Palo Alto Networks, Inc. (a) ................................................ 6,129 2,090
PTC, Inc. (a) ........................................................... 5,447 619

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
10
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Qnity Electronics, Inc. ................................................... 4,299 $ 702
QUALCOMM, Inc. ..................................................... 6,353 1,174
Roper Technologies, Inc. .................................................. 3,370 1,140
Salesforce, Inc. ........................................................ 4,545 712
Seagate Technology Holdings PLC .......................................... 1,158 1,118
ServiceNow, Inc. (a) ..................................................... 7,509 746
Super Micro Computer, Inc. (a) (b) ........................................... 13,846 406
Synopsys, Inc. (a) ....................................................... 1,165 520
TD SYNNEX Corp. ..................................................... 6,952 1,859
TE Connectivity PLC .................................................... 4,312 869
Teledyne Technologies, Inc. (a) ............................................. 1,843 1,229
Teradyne, Inc. ......................................................... 1,575 762
Texas Instruments, Inc. ................................................... 4,116 1,227
Trimble, Inc. (a) ........................................................ 16,032 821
Twilio, Inc. , Class A (a) ................................................... 4,441 916
Tyler Technologies, Inc. (a) ................................................ 2,271 664
VeriSign, Inc. .......................................................... 4,897 1,232
Western Digital Corp. .................................................... 1,675 1,070
Workday, Inc. , Class A (a) ................................................. 6,190 758
Zoom Communications, Inc. , Class A (a) ...................................... 10,430 900
76,499
Materials (4.7%):
Alcoa Corp. ........................................................... 9,184 479
Amcor PLC ........................................................... 21,762 943
Avery Dennison Corp. ................................................... 6,593 1,070
Ball Corp. ............................................................ 17,509 1,093
CF Industries Holdings, Inc. ............................................... 9,250 1,001
Coeur Mining, Inc. ...................................................... 15,821 258
Corteva, Inc. .......................................................... 15,736 1,333
CRH PLC ............................................................ 8,445 904
Crown Holdings, Inc. .................................................... 11,208 1,253
Ecolab, Inc. ........................................................... 5,083 1,416
Freeport-McMoRan, Inc. ................................................. 9,733 612
Hecla Mining Co. ....................................................... 16,137 249
Linde PLC ............................................................ 3,580 1,858
Martin Marietta Materials, Inc. ............................................. 1,875 1,081
Newmont Corp. ........................................................ 5,090 476
Nucor Corp. ........................................................... 5,612 1,250
Packaging Corp. of America ............................................... 4,920 1,172
PPG Industries, Inc. ..................................................... 9,742 1,182
Reliance, Inc. .......................................................... 3,702 1,383
Royal Gold, Inc. ........................................................ 2,703 540
RPM International, Inc. .................................................. 10,547 1,172
Smurfit Westrock PLC ................................................... 15,924 737
Steel Dynamics, Inc. ..................................................... 4,777 1,096
The Sherwin-Williams Co. ................................................ 3,571 1,230
Vulcan Materials Co. .................................................... 3,953 1,166
24,954
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 6,395 861
CoStar Group, Inc. (a) .................................................... 16,913 479
Jones Lang LaSalle, Inc. (a) ................................................ 2,722 844
2,184
Utilities (8.7%):
Alliant Energy Corp. .................................................... 27,975 2,134
Ameren Corp. ......................................................... 18,082 2,044
American Electric Power Co., Inc. ........................................... 12,694 1,737
American Water Works Co., Inc. ............................................ 10,192 1,341
Atmos Energy Corp. ..................................................... 10,593 1,825
CenterPoint Energy, Inc. .................................................. 44,503 1,960
CMS Energy Corp. ...................................................... 25,809 1,974
Consolidated Edison, Inc. ................................................. 15,964 1,766

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
11
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellation Energy Corp. ................................................ 2,007 $ 498
Dominion Energy, Inc. ................................................... 25,255 1,725
DTE Energy Co. ....................................................... 13,391 2,040
Duke Energy Corp. ...................................................... 16,323 2,066
Edison International ..................................................... 15,449 1,150
Entergy Corp. ......................................................... 15,794 1,814
Evergy, Inc. ........................................................... 24,168 2,089
Eversource Energy ...................................................... 15,561 1,125
Exelon Corp. .......................................................... 33,701 1,571
FirstEnergy Corp. ....................................................... 42,503 2,021
NextEra Energy, Inc. .................................................... 13,912 1,221
NiSource, Inc. ......................................................... 35,537 1,690
NRG Energy, Inc. ....................................................... 3,971 580
PG&E Corp. .......................................................... 57,167 961
PPL Corp. ............................................................ 46,125 1,677
Public Service Enterprise Group, Inc. ......................................... 18,929 1,536
Sempra .............................................................. 15,842 1,469
The Southern Co. ....................................................... 19,607 1,876
Vistra Corp. ........................................................... 3,542 562
WEC Energy Group, Inc. ................................................. 18,189 2,124
Xcel Energy, Inc. ....................................................... 19,922 1,600
46,176
Total Common Stocks (Cost $378,819)
a
a
a
532,153
Short-Term Investments (0.6%)
Collateral for Securities Loaned (0.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 811,911 812
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 811,911 812
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 811,911 812
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 811,911 812
3,248
Total Short-Term Investments (Cost $3,248)
a
a
a
3,248
Total Investments (Cost $382,067) — 100.4% 535,401
Liabilities in excess of other assets —  (0.4)% (1,879)
NET ASSETS - 100.00% $ 533,522
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 2 9/18/26 $ 756 $ 755 $ (1)
Total unrealized appreciation $ —
Total unrealized depreciation (1)
Total net unrealized appreciation (depreciation) $ (1)

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
12
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (3.8%):
AT&T, Inc. ........................................................... 159,496 $ 3,302
Comcast Corp. , Class A .................................................. 125,738 3,087
Omnicom Group, Inc. .................................................... 28,714 2,091
Verizon Communications, Inc. .............................................. 77,740 3,291
Warner Music Group Corp. , Class A ......................................... 117,092 3,170
14,941
Consumer Discretionary (5.6%):
Best Buy Co., Inc. ...................................................... 44,386 3,368
Darden Restaurants, Inc. .................................................. 17,793 3,666
Dick's Sporting Goods, Inc. ................................................ 12,754 2,893
Genuine Parts Co. ...................................................... 26,726 3,153
NIKE, Inc. , Class B ..................................................... 40,022 1,643
Starbucks Corp. ........................................................ 33,792 3,453
The Home Depot, Inc. ................................................... 11,123 3,923
22,099
Consumer Staples (15.7%):
Altria Group, Inc. ....................................................... 61,658 4,436
Archer-Daniels-Midland Co. ............................................... 50,738 3,876
Brown-Forman Corp. , Class B ............................................. 98,475 2,624
Constellation Brands, Inc. , Class A .......................................... 19,597 2,726
General Mills, Inc. ...................................................... 86,817 3,021
Hormel Foods Corp. ..................................................... 127,497 3,165
Keurig Dr. Pepper, Inc. ................................................... 106,916 3,499
Kimberly-Clark Corp. .................................................... 32,927 3,615
McCormick & Co., Inc. .................................................. 50,463 2,544
Mondelez International, Inc. , Class A ......................................... 68,093 3,938
PepsiCo, Inc. .......................................................... 24,359 3,298
Philip Morris International, Inc. ............................................. 20,069 3,631
Target Corp. .......................................................... 27,382 3,576
The Clorox Co. ........................................................ 31,882 3,043
The Coca-Cola Co. ...................................................... 72,015 5,853
The Procter & Gamble Co. ................................................ 33,144 4,860
Tyson Foods, Inc. , Class A ................................................ 65,203 3,733
61,438
Energy (8.6%):
Chevron Corp. ......................................................... 24,401 4,045
ConocoPhillips Co. ..................................................... 29,100 3,025
EOG Resources, Inc. .................................................... 30,478 3,954
Exxon Mobil Corp. ..................................................... 27,363 3,741
Kinder Morgan, Inc. ..................................................... 139,963 4,475
ONEOK, Inc. .......................................................... 44,717 3,888
Permian Resources Corp. , Class A ........................................... 154,223 2,839
Phillips 66 Co. ......................................................... 21,616 3,654
The Williams Cos., Inc. .................................................. 53,423 3,971
33,592
Financials (24.6%):
Ares Management Corp. , Class A ........................................... 21,118 2,351
Blackstone, Inc. ........................................................ 25,538 3,005
Blue Owl Capital, Inc. , Class A (a) ........................................... 210,460 1,841
Citizens Financial Group, Inc. .............................................. 57,386 4,021
CNA Financial Corp. (a) .................................................. 103,241 5,019
Everest Group Ltd. ...................................................... 11,493 4,106
Fidelity National Financial, Inc. ............................................ 69,433 3,274
Fidelity National Information Services, Inc. .................................... 64,395 2,504
Fifth Third Bancorp ..................................................... 73,460 4,141
Franklin Resources, Inc. .................................................. 140,782 4,684
Huntington Bancshares, Inc. ............................................... 207,012 3,670
KeyCorp ............................................................. 179,074 4,128
M&T Bank Corp. ....................................................... 19,426 4,624

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
13
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
MetLife, Inc. .......................................................... 54,589 $ 4,619
Principal Financial Group, Inc. ............................................. 43,857 4,727
Prudential Financial, Inc. ................................................. 41,734 4,504
Regions Financial Corp. .................................................. 131,593 3,974
State Street Corp. ....................................................... 28,628 4,855
T. Rowe Price Group, Inc. ................................................. 38,257 4,349
The Carlyle Group, Inc. .................................................. 48,951 2,061
The PNC Financial Services Group, Inc. ...................................... 19,910 4,902
The Progressive Corp. ................................................... 18,208 3,978
TPG, Inc. , Class A ...................................................... 57,185 2,319
Truist Financial Corp. .................................................... 83,012 4,136
U.S. Bancorp .......................................................... 75,185 4,541
96,333
Health Care (7.2%):
AbbVie, Inc. .......................................................... 16,419 4,132
Amgen, Inc. ........................................................... 8,321 3,013
Bristol-Myers Squibb Co. ................................................. 54,492 3,140
CVS Health Corp. ...................................................... 38,336 3,966
Medtronic PLC ........................................................ 51,225 4,007
Merck & Co., Inc. ...................................................... 27,339 3,513
Pfizer, Inc. ............................................................ 131,002 3,154
UnitedHealth Group, Inc. ................................................. 7,410 3,080
28,005
Industrials (4.5%):
Automatic Data Processing, Inc. ............................................ 20,720 4,640
Paychex, Inc. .......................................................... 39,340 3,868
Stanley Black & Decker, Inc. .............................................. 29,546 2,781
United Parcel Service, Inc. , Class B .......................................... 28,834 3,100
Watsco, Inc. ........................................................... 7,478 3,116
17,505
Information Technology (4.0%):
Accenture PLC , Class A .................................................. 12,960 1,613
HP, Inc. .............................................................. 147,874 3,244
International Business Machines Corp. ........................................ 11,329 3,186
QUALCOMM, Inc. ..................................................... 19,932 3,683
Texas Instruments, Inc. ................................................... 12,909 3,848
15,574
Materials (1.3%):
Amcor PLC ........................................................... 68,254 2,959
Smurfit Westrock PLC ................................................... 49,963 2,311
5,270
Utilities (24.2%):
Alliant Energy Corp. .................................................... 87,688 6,690
American Electric Power Co., Inc. ........................................... 39,795 5,444
CMS Energy Corp. ...................................................... 80,899 6,189
Consolidated Edison, Inc. ................................................. 50,044 5,536
Dominion Energy, Inc. ................................................... 79,172 5,407
DTE Energy Co. ....................................................... 41,975 6,396
Duke Energy Corp. ...................................................... 51,161 6,476
Edison International ..................................................... 48,442 3,606
Evergy, Inc. ........................................................... 75,755 6,547
Eversource Energy ...................................................... 48,797 3,527
Exelon Corp. .......................................................... 105,648 4,925
FirstEnergy Corp. ....................................................... 133,227 6,334
PPL Corp. ............................................................ 144,588 5,256
Public Service Enterprise Group, Inc. ......................................... 59,343 4,816
The Southern Co. ....................................................... 61,466 5,883
WEC Energy Group, Inc. ................................................. 57,011 6,658

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
14
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 62,450 $ 5,015
94,705
Total Common Stocks (Cost $340,404)
a
a
a
389,462
Short-Term Investments (1.4%)
Collateral for Securities Loaned (1.4%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (b) ........ 1,403,293 1,404
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (b) ............ 1,403,293 1,403
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (b) ............... 1,403,293 1,403
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (b) . 1,403,293 1,403
5,613
Total Short-Term Investments (Cost $5,613)
a
a
a
5,613
Total Investments (Cost $346,017) — 100.9% 395,075
Liabilities in excess of other assets —  (0.9)% (3,411)
NET ASSETS - 100.00% $ 391,664
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 3 9/18/26 $ 1,127 $ 1,132 $ 5
Total unrealized appreciation $ 5
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
15
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Banks (18.9%):
Associated Banc-Corp. ................................................... 99,227 $ 3,053
Atlantic Union Bankshares Corp. ............................................ 64,949 2,748
Bank of Hawaii Corp. .................................................... 37,499 3,056
Bank OZK ............................................................ 60,282 3,140
Columbia Banking System, Inc. ............................................ 79,142 2,536
CVB Financial Corp. .................................................... 138,261 3,118
First Bancorp Puerto Rico ................................................. 132,695 3,459
First Busey Corp. ....................................................... 113,931 3,361
First Financial Bancorp ................................................... 94,371 3,193
First Hawaiian, Inc. ..................................................... 116,353 3,409
First Interstate BancSystem, Inc. , Class A (a) .................................... 68,377 2,637
First Merchants Corp. .................................................... 71,792 3,137
Fulton Financial Corp. ................................................... 126,741 3,066
Provident Financial Services, Inc. ........................................... 118,949 2,812
United Bankshares, Inc. .................................................. 70,413 3,227
WesBanco, Inc. ........................................................ 75,079 2,930
48,882
Capital Markets (4.8%):
Artisan Partners Asset Management, Inc. , Class A ................................ 74,227 2,563
Cohen & Steers, Inc. .................................................... 39,847 3,034
GCM Grosvenor, Inc. , Class A ............................................. 214,255 2,635
Lazard, Inc. , Class A ..................................................... 44,051 1,847
Moelis & Co. , Class A ................................................... 35,487 2,322
12,401
Communication Services (3.8%):
Iridium Communications, Inc. .............................................. 50,730 2,783
Nexstar Media Group, Inc. , Class A .......................................... 9,552 1,706
Sirius XM Holdings, Inc. (a) ............................................... 93,720 2,768
Warner Music Group Corp. , Class A ......................................... 92,366 2,500
9,757
Consumer Discretionary (15.9%):
ADT, Inc. ............................................................ 400,919 2,606
American Eagle Outfitters, Inc. ............................................. 40,103 690
Bath & Body Works, Inc. ................................................. 59,185 1,369
Gentex Corp. .......................................................... 98,425 2,487
H&R Block, Inc. ....................................................... 74,456 2,835
Kontoor Brands, Inc. .................................................... 25,784 2,149
LCI Industries ......................................................... 16,610 1,759
Lear Corp. ............................................................ 17,780 2,383
Levi Strauss & Co. , Class A ............................................... 93,071 2,311
LKQ Corp. ........................................................... 62,322 1,641
Macy's, Inc. ........................................................... 76,740 1,807
Meritage Homes Corp. ................................................... 24,957 2,093
Sonic Automotive, Inc. , Class A ............................................ 29,046 2,463
Steven Madden Ltd. ..................................................... 43,439 1,829
The Buckle, Inc. ........................................................ 49,241 2,078
The Gap, Inc. .......................................................... 66,957 1,251
Thor Industries, Inc. (a) ................................................... 20,455 1,537
Travel + Leisure Co. ..................................................... 28,940 2,212
Vail Resorts, Inc. (a) ..................................................... 16,727 2,277
Whirlpool Corp. (a) ...................................................... 23,893 942
Wyndham Hotels & Resorts, Inc. ............................................ 30,268 2,549
41,268
Consumer Finance (1.1%):
OneMain Holdings, Inc. , Class A ............................................ 46,043 2,807
Consumer Staples (5.2%):
Cal-Maine Foods, Inc. ................................................... 24,123 1,943
Del Monte Corp. ....................................................... 62,469 1,744
Flowers Foods, Inc. (a) ................................................... 231,219 1,827

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
16
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Interparfums, Inc. ....................................................... 25,089 $ 2,806
Reynolds Consumer Products, Inc. .......................................... 113,789 3,055
The Marzetti Company ................................................... 17,798 2,032
13,407
Energy (9.8%):
APA Corp. ............................................................ 53,612 1,746
Archrock, Inc. ......................................................... 72,631 2,957
California Resources Corp. ................................................ 37,685 1,992
Chord Energy Corp. ..................................................... 19,402 2,218
Crescent Energy Co. , Class A .............................................. 120,743 1,186
International Seaways, Inc. ................................................ 27,298 2,091
Kinetik Holdings, Inc. , Class A ............................................. 41,824 2,022
Kodiak Gas Services, Inc. ................................................. 38,890 2,922
Magnolia Oil & Gas Corp. , Class A .......................................... 88,363 2,260
Matador Resources Co. ................................................... 36,342 1,809
Murphy Oil Corp. ...................................................... 46,148 1,502
Northern Oil & Gas, Inc. (a) ................................................ 57,561 1,045
SM Energy Co. ........................................................ 66,069 1,724
25,474
Financial Services (1.8%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 56,235 2,196
The Western Union Co. (a) ................................................. 241,193 1,857
UWM Holdings Corp. (a) ................................................. 291,378 668
4,721
Industrials (6.0%):
ABM Industries, Inc. .................................................... 58,886 2,605
HNI Corp. ............................................................ 57,558 2,326
Korn Ferry ........................................................... 41,440 2,759
MSC Industrial Direct Co., Inc. , Class A ...................................... 30,336 3,609
Robert Half, Inc. ....................................................... 57,761 1,773
Trinity Industries, Inc. ................................................... 67,956 2,350
15,422
Information Technology (2.2%):
Avnet, Inc. ............................................................ 36,992 3,286
Dolby Laboratories, Inc. , Class A ........................................... 47,437 2,494
5,780
Insurance (0.8%):
Lincoln National Corp. ................................................... 60,741 2,147
Materials (6.6%):
Avient Corp. .......................................................... 54,962 2,032
Cabot Corp. ........................................................... 29,664 2,694
Graphic Packaging Holding Co. ............................................ 149,856 1,584
Greif, Inc. , Class A ...................................................... 41,699 3,106
Kaiser Aluminum Corp. .................................................. 12,750 2,494
Sonoco Products Co. .................................................... 49,146 2,769
The Scotts Miracle-Gro Co. ............................................... 35,747 2,435
17,114
Utilities (22.6%):
American States Water Co. ................................................ 53,328 4,406
Avista Corp. .......................................................... 103,323 4,227
Black Hills Corp. ....................................................... 53,771 4,001
California Water Service Group ............................................. 74,375 3,618
Clearway Energy, Inc. , Class C ............................................. 68,489 2,341
IDACORP, Inc. ........................................................ 33,408 5,055
MDU Resources Group, Inc. ............................................... 161,653 3,429
MGE Energy, Inc. ...................................................... 49,399 4,028
New Jersey Resources Corp. ............................................... 81,273 4,555
Northwest Natural Holding Co. ............................................. 74,322 3,646
ONE Gas, Inc. ......................................................... 51,370 3,959
Otter Tail Corp. ........................................................ 40,510 3,645

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
17
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Portland General Electric Co. .............................................. 76,196 $ 3,949
Southwest Gas Holdings, Inc. .............................................. 47,047 4,172
Spire, Inc. ............................................................ 46,018 3,594
58,625
Total Common Stocks (Cost $225,040)
a
a
a
257,805
Short-Term Investments (5.0%)
Collateral for Securities Loaned (5.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (b) ........ 3,239,318 3,240
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (b) ............ 3,239,318 3,239
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (b) ............... 3,239,318 3,239
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (b) . 3,239,318 3,239
12,957
Total Short-Term Investments (Cost $12,957)
a
a
a
12,957
Total Investments (Cost $237,997) — 104.5% 270,762
Liabilities in excess of other assets —  (4.5)% (11,576)
NET ASSETS - 100.00% $ 259,186
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures .......... 6 9/18/26 $ 897 $ 914 $ 17
Total unrealized appreciation $ 17
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 17

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
18
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Beverages (6.4%):
Brown-Forman Corp. , Class B ............................................. 225,109 $ 5,999
Constellation Brands, Inc. , Class A .......................................... 11,779 1,639
PepsiCo, Inc. .......................................................... 31,996 4,332
The Coca-Cola Co. ...................................................... 42,133 3,424
15,394
Consumer Discretionary (6.1%):
Garmin Ltd. ........................................................... 10,943 2,600
Genuine Parts Co. ...................................................... 43,679 5,153
Lowe's Cos., Inc. ....................................................... 9,380 2,068
McDonald's Corp. ...................................................... 10,924 2,953
Williams-Sonoma, Inc. ................................................... 8,717 2,032
14,806
Consumer Staples Distribution & Retail (4.5%):
Sysco Corp. ........................................................... 48,284 4,036
Target Corp. .......................................................... 38,801 5,068
Walmart, Inc. .......................................................... 16,604 1,880
10,984
Energy (2.1%):
Chevron Corp. ......................................................... 18,111 3,002
Exxon Mobil Corp. ..................................................... 14,775 2,020
5,022
Financials (21.5%):
Aflac, Inc. ............................................................ 29,530 3,462
Chubb Ltd. ........................................................... 4,997 1,703
Cincinnati Financial Corp. ................................................ 14,888 2,756
Erie Indemnity Co. , Class A (a) ............................................. 10,017 2,402
Evercore, Inc. , Class A ................................................... 5,193 1,773
First Citizens Bancshares, Inc. , Class A ....................................... 570 1,186
Franklin Resources, Inc. .................................................. 284,721 9,473
Globe Life, Inc. ........................................................ 17,182 3,070
Houlihan Lokey, Inc. , Class A .............................................. 12,025 1,613
Kinsale Capital Group, Inc. ................................................ 3,404 1,123
Mastercard, Inc. , Class A ................................................. 3,212 1,650
Old Republic International Corp. ............................................ 85,008 3,479
S&P Global, Inc. ....................................................... 4,074 1,659
SEI Investments Co. ..................................................... 33,858 2,970
T. Rowe Price Group, Inc. ................................................. 83,704 9,516
The Allstate Corp. ...................................................... 8,315 1,978
Visa, Inc. , Class A ...................................................... 5,956 2,043
51,856
Food Products (7.1%):
Archer-Daniels-Midland Co. ............................................... 44,304 3,385
Hormel Foods Corp. ..................................................... 335,322 8,322
McCormick & Co., Inc. .................................................. 107,294 5,410
17,117
Health Care (7.3%):
Becton Dickinson & Co. .................................................. 19,327 2,925
Bristol-Myers Squibb Co. ................................................. 57,352 3,305
Cardinal Health, Inc. .................................................... 6,074 1,443
Gilead Sciences, Inc. .................................................... 12,325 1,557
Johnson & Johnson ..................................................... 9,780 2,484
McKesson Corp. ....................................................... 1,254 947
Medtronic PLC ........................................................ 62,931 4,923
17,584
Household Products (9.6%):
Colgate-Palmolive Co. ................................................... 55,573 5,095
Kimberly-Clark Corp. (a) .................................................. 80,433 8,829
The Clorox Co. ........................................................ 56,625 5,404

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
19
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Procter & Gamble Co. ................................................ 25,955 $ 3,806
23,134
Industrials (18.5%):
Applied Industrial Technologies, Inc. ......................................... 4,963 1,678
Broadridge Financial Solutions, Inc. ......................................... 18,682 2,558
Carlisle Cos., Inc. ....................................................... 4,956 1,798
Caterpillar, Inc. ........................................................ 1,912 2,036
Curtiss-Wright Corp. .................................................... 3,964 3,004
Dover Corp. ........................................................... 8,774 1,968
Eaton Corp. PLC ....................................................... 6,375 2,717
Emerson Electric Co. .................................................... 27,932 3,998
HEICO Corp. .......................................................... 5,340 1,902
Hubbell, Inc. , Class B .................................................... 3,332 1,743
Illinois Tool Works, Inc. .................................................. 14,167 3,832
Nordson Corp. ......................................................... 8,543 2,577
Parker-Hannifin Corp. ................................................... 1,752 1,714
Stanley Black & Decker, Inc. .............................................. 77,681 7,311
Union Pacific Corp. ..................................................... 14,754 4,013
W.W. Grainger, Inc. ..................................................... 1,323 1,800
44,649
Information Technology (2.4%):
KLA Corp. ........................................................... 8,992 2,713
Monolithic Power Systems, Inc. ............................................ 1,045 1,445
Roper Technologies, Inc. .................................................. 4,986 1,687
5,845
Materials (8.0%):
Air Products and Chemicals, Inc. ............................................ 9,298 2,726
Ecolab, Inc. ........................................................... 7,819 2,178
Linde PLC ............................................................ 3,148 1,634
Martin Marietta Materials, Inc. ............................................. 2,741 1,581
Nucor Corp. ........................................................... 8,982 2,001
PPG Industries, Inc. ..................................................... 35,191 4,268
RPM International, Inc. .................................................. 24,580 2,732
The Sherwin-Williams Co. ................................................ 6,218 2,141
19,261
Tobacco (3.5%):
Altria Group, Inc. ....................................................... 117,109 8,426
Utilities (2.5%):
Atmos Energy Corp. ..................................................... 12,188 2,100
Consolidated Edison, Inc. ................................................. 36,105 3,994
6,094
Total Common Stocks (Cost $218,244)
a
a
a
240,172
Short-Term Investments (4.3%)
Collateral for Securities Loaned (4.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (b) ........ 2,598,625 2,598
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (b) ............ 2,598,625 2,599
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (b) ............... 2,598,625 2,599
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (b) . 2,598,625 2,599
10,395
Total Short-Term Investments (Cost $10,395)
a
a
a
10,395
Total Investments (Cost $228,639) — 103.8% 250,567
Liabilities in excess of other assets —  (3.8)% (9,199)
NET ASSETS - 100.00% $ 241,368
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2026.

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
20
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 9/18/26 $ 749 $ 755 $ 6
Total unrealized appreciation $ 6
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
21
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (4.6%):
Comcast Corp. , Class A .................................................. 12,758 $ 313
The New York Times Co. , Class A ........................................... 4,599 322
T-Mobile US, Inc. ...................................................... 16,069 2,695
Verizon Communications, Inc. .............................................. 89,397 3,785
7,115
Consumer Discretionary (4.6%):
Best Buy Co., Inc. ...................................................... 5,735 435
Deckers Outdoor Corp. (a) ................................................. 3,676 365
eBay, Inc. ............................................................ 4,047 452
PulteGroup, Inc. ........................................................ 3,125 429
The TJX Cos., Inc. ...................................................... 30,757 4,660
Toll Brothers, Inc. ...................................................... 2,693 444
Ulta Beauty, Inc. (a) ..................................................... 702 316
7,101
Consumer Staples (16.0%):
Altria Group, Inc. ....................................................... 71,802 5,166
Colgate-Palmolive Co. ................................................... 7,162 657
Costco Wholesale Corp. .................................................. 4,634 4,335
Dollar General Corp. .................................................... 27,557 3,172
Molson Coors Beverage Co. , Class B ......................................... 8,519 332
The Kroger Co. ........................................................ 62,938 3,495
The Procter & Gamble Co. ................................................ 15,698 2,302
Walmart, Inc. .......................................................... 48,018 5,438
24,897
Electronic Equipment, Instruments & Components (2.9%):
TE Connectivity PLC .................................................... 22,075 4,450
Energy (3.8%):
ConocoPhillips Co. ..................................................... 2,779 289
EOG Resources, Inc. .................................................... 2,540 330
Exxon Mobil Corp. ..................................................... 36,939 5,050
Range Resources Corp. ................................................... 8,116 302
5,971
Financials (7.8%):
Capital One Financial Corp. ............................................... 2,014 404
Cboe Global Markets, Inc. ................................................ 12,949 3,142
Mastercard, Inc. , Class A ................................................. 736 378
Old Republic International Corp. ............................................ 9,201 377
PayPal Holdings, Inc. .................................................... 8,112 350
RenaissanceRe Holdings Ltd. .............................................. 4,568 1,448
The Allstate Corp. ...................................................... 22,120 5,263
The Travelers Cos., Inc. .................................................. 2,074 685
12,047
Health Care (15.0%):
Bristol-Myers Squibb Co. ................................................. 56,031 3,229
Halozyme Therapeutics, Inc. (a) ............................................. 5,693 446
HCA Healthcare, Inc. .................................................... 3,321 1,295
Johnson & Johnson ..................................................... 24,401 6,197
McKesson Corp. ....................................................... 424 320
Quest Diagnostics, Inc. ................................................... 9,518 2,017
The Cigna Group ....................................................... 17,372 4,789
United Therapeutics Corp. (a) .............................................. 619 335
UnitedHealth Group, Inc. ................................................. 10,418 4,330
Universal Health Services, Inc. , Class B ....................................... 2,046 304
23,262
Industrials (8.2%):
C.H. Robinson Worldwide, Inc. ............................................. 2,323 438
General Dynamics Corp. .................................................. 1,070 379
J.B. Hunt Transport Services, Inc. ........................................... 2,035 589

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
22
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
L3Harris Technologies, Inc. ............................................... 10,021 $ 2,912
Lockheed Martin Corp. ................................................... 7,961 4,056
Parker-Hannifin Corp. ................................................... 410 401
Republic Services, Inc. , Class A ............................................ 16,445 3,504
Trane Technologies PLC .................................................. 884 434
12,713
IT Services (0.1%):
Accenture PLC , Class A .................................................. 1,849 230
Materials (1.8%):
CF Industries Holdings, Inc. ............................................... 19,222 2,081
Crown Holdings, Inc. .................................................... 3,863 432
Newmont Corp. ........................................................ 3,390 317
2,830
Semiconductors & Semiconductor Equipment (17.6%):
KLA Corp. ........................................................... 33,560 10,125
Lam Research Corp. ..................................................... 24,015 10,407
QUALCOMM, Inc. ..................................................... 37,095 6,855
27,387
Software (7.0%):
Adobe, Inc. (a) ......................................................... 19,360 3,969
Intuit, Inc. ............................................................ 11,000 2,871
Salesforce, Inc. ........................................................ 26,279 4,117
10,957
Technology Hardware, Storage & Peripherals (10.4%):
Apple, Inc. ........................................................... 55,719 16,123
Total Common Stocks (Cost $134,796)
a
a
a
155,083
Total Investments (Cost $134,796) — 99.8% 155,083
Other assets in excess of liabilities —  0.2% 383
NET ASSETS - 100.00% $ 155,466
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 1 9/18/26 $ 377 $ 377 $ — *
Total unrealized appreciation $ —
Total unrealized depreciation — *
Total net unrealized appreciation (depreciation) $ — *
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
23
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (3.1%):
Alphabet, Inc. , Class A ................................................... 2,714 $ 970
AT&T, Inc. ........................................................... 39,326 814
Charter Communications, Inc. , Class A (a) (b) ................................... 2,411 343
Comcast Corp. , Class A .................................................. 30,998 761
Fox Corp. , Class A ...................................................... 14,086 735
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 11,032 1,050
Meta Platforms, Inc. , Class A .............................................. 1,059 596
Netflix, Inc. (a) ......................................................... 6,933 495
News Corp. , Class A ..................................................... 37,158 923
Omnicom Group, Inc. .................................................... 7,073 515
Reddit, Inc. , Class A (a) ................................................... 2,394 416
Roku, Inc. , Class A (a) .................................................... 5,083 702
The New York Times Co. , Class A ........................................... 10,017 701
The Walt Disney Co. .................................................... 9,050 871
TKO Group Holdings, Inc. , Class A .......................................... 3,244 653
T-Mobile US, Inc. ...................................................... 4,383 735
Verizon Communications, Inc. .............................................. 19,165 811
Warner Music Group Corp. , Class A ......................................... 28,865 781
12,872
Consumer Discretionary (8.1%):
Airbnb, Inc. , Class A (a) .................................................. 5,894 843
Amazon.com, Inc. (a) .................................................... 3,597 857
Aptiv PLC (a) .......................................................... 10,746 660
AutoZone, Inc. (a) ....................................................... 255 815
Best Buy Co., Inc. ...................................................... 10,941 830
Booking Holdings, Inc. ................................................... 4,595 819
Burlington Stores, Inc. (a) ................................................. 2,070 656
Carnival Corp. Ltd. ..................................................... 17,216 492
Carvana Co. , Class A (a) .................................................. 5,557 366
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 15,298 520
Coupang, Inc. , Class A (a) ................................................. 33,095 575
D.R. Horton, Inc. ....................................................... 3,556 579
Darden Restaurants, Inc. .................................................. 4,386 904
Deckers Outdoor Corp. (a) ................................................. 4,117 409
Dick's Sporting Goods, Inc. ................................................ 3,142 713
Domino's Pizza, Inc. ..................................................... 2,426 718
DoorDash, Inc. , Class A (a) ................................................ 2,974 549
eBay, Inc. ............................................................ 6,157 688
Expedia Group, Inc. ..................................................... 2,286 585
Garmin Ltd. ........................................................... 2,963 704
General Motors Co. ..................................................... 8,260 637
Genuine Parts Co. ...................................................... 6,588 777
Hilton Worldwide Holdings, Inc. ............................................ 3,417 1,129
Las Vegas Sands Corp. ................................................... 10,624 491
Lennar Corp. , Class A .................................................... 5,315 481
Lowe's Cos., Inc. ....................................................... 3,588 791
Marriott International, Inc. , Class A .......................................... 2,612 968
McDonald's Corp. ...................................................... 4,222 1,141
NIKE, Inc. , Class B ..................................................... 9,856 405
NVR, Inc. (a) .......................................................... 115 783
O'Reilly Automotive, Inc. (a) ............................................... 11,470 1,056
PulteGroup, Inc. ........................................................ 4,845 665
Ralph Lauren Corp. , Class A ............................................... 2,216 889
Ross Stores, Inc. ....................................................... 5,346 1,138
Royal Caribbean Cruises Ltd. .............................................. 1,654 525
Somnigroup International, Inc. ............................................. 8,017 628
Starbucks Corp. ........................................................ 8,329 851
Tapestry, Inc. .......................................................... 3,633 532
Tesla, Inc. (a) .......................................................... 1,267 533
The Home Depot, Inc. ................................................... 2,742 967
The TJX Cos., Inc. ...................................................... 8,945 1,355

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
24
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Toll Brothers, Inc. ...................................................... 4,551 $ 750
Tractor Supply Co. ...................................................... 17,121 541
Ulta Beauty, Inc. (a) ..................................................... 1,106 499
Williams-Sonoma, Inc. ................................................... 3,287 766
Yum! Brands, Inc. ...................................................... 6,184 989
33,569
Consumer Staples (6.9%):
Altria Group, Inc. ....................................................... 15,202 1,094
Archer-Daniels-Midland Co. ............................................... 12,510 956
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 8,130 709
Brown-Forman Corp. , Class B ............................................. 24,272 647
Bunge Global SA ....................................................... 5,875 627
Casey's General Stores, Inc. ............................................... 1,586 1,261
Celsius Holdings, Inc. (a) .................................................. 7,601 223
Church & Dwight Co., Inc. ................................................ 10,119 980
Coca-Cola Consolidated, Inc. .............................................. 4,054 774
Colgate-Palmolive Co. ................................................... 11,406 1,046
Constellation Brands, Inc. , Class A .......................................... 4,831 672
Costco Wholesale Corp. .................................................. 1,243 1,163
Dollar General Corp. .................................................... 4,451 512
General Mills, Inc. ...................................................... 21,400 745
Hormel Foods Corp. ..................................................... 31,423 780
Keurig Dr. Pepper, Inc. ................................................... 26,352 863
Kimberly-Clark Corp. .................................................... 8,116 891
McCormick & Co., Inc. .................................................. 12,435 627
Mondelez International, Inc. , Class A ......................................... 16,788 971
Monster Beverage Corp. (a) ................................................ 12,146 1,167
PepsiCo, Inc. .......................................................... 6,006 813
Performance Food Group Co. (a) ............................................ 8,541 955
Philip Morris International, Inc. ............................................. 4,947 895
Sysco Corp. ........................................................... 11,174 934
Target Corp. .......................................................... 6,748 881
The Clorox Co. ........................................................ 7,861 750
The Coca-Cola Co. ...................................................... 17,761 1,443
The Hershey Co. ....................................................... 3,522 618
The Kroger Co. ........................................................ 12,431 690
The Procter & Gamble Co. ................................................ 8,173 1,198
Tyson Foods, Inc. , Class A ................................................ 16,076 920
U.S. Foods Holding Corp. (a) ............................................... 8,356 854
Walmart, Inc. .......................................................... 7,961 902
28,561
Energy (4.8%):
Baker Hughes Co. , Class A ................................................ 11,218 623
Cheniere Energy, Inc. .................................................... 4,247 1,015
Chevron Corp. ......................................................... 6,018 998
ConocoPhillips Co. ..................................................... 7,173 746
Devon Energy Corp. ..................................................... 16,266 672
Diamondback Energy, Inc. ................................................ 4,336 762
DT Midstream, Inc. ..................................................... 8,299 1,218
EOG Resources, Inc. .................................................... 7,515 975
EQT Corp. ............................................................ 10,816 575
Expand Energy Corp. .................................................... 6,331 577
Exxon Mobil Corp. ..................................................... 6,746 922
Halliburton Co. ........................................................ 16,634 565
Kinder Morgan, Inc. ..................................................... 34,512 1,103
Marathon Petroleum Corp. ................................................ 4,079 1,043
Occidental Petroleum Corp. ............................................... 13,213 642
ONEOK, Inc. .......................................................... 11,024 958
Ovintiv, Inc. .......................................................... 12,660 667
Permian Resources Corp. , Class A ........................................... 38,016 700
Phillips 66 Co. ......................................................... 5,327 901
SLB Ltd. ............................................................. 13,754 639

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
25
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Targa Resources Corp. ................................................... 3,516 $ 943
Texas Pacific Land Corp. ................................................. 986 431
The Williams Cos., Inc. .................................................. 13,170 979
Valero Energy Corp. ..................................................... 3,455 900
Venture Global, Inc. , Class A ............................................... 33,454 372
19,926
Financials (18.7%):
Affirm Holdings, Inc. , Class A (a) ............................................ 7,938 647
Aflac, Inc. ............................................................ 11,710 1,373
American Express Co. ................................................... 2,684 908
American International Group, Inc. .......................................... 11,813 880
Ameriprise Financial, Inc. ................................................. 1,897 870
Apollo Global Management, Inc. ............................................ 6,163 729
Arch Capital Group Ltd. (a) ................................................ 11,119 1,079
Ares Management Corp. , Class A (b) ......................................... 5,202 579
Arthur J. Gallagher & Co. ................................................. 3,680 845
Bank of America Corp. ................................................... 21,156 1,205
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,293 1,648
BlackRock, Inc. ........................................................ 892 858
Blackstone, Inc. ........................................................ 6,295 741
Block, Inc. , Class A (a) ................................................... 7,435 565
Blue Owl Capital, Inc. , Class A (b) ........................................... 51,835 454
Brown & Brown, Inc. .................................................... 11,669 749
Capital One Financial Corp. ............................................... 3,635 729
Cboe Global Markets, Inc. ................................................ 3,947 958
Chubb Ltd. ........................................................... 3,806 1,297
Cincinnati Financial Corp. ................................................ 7,111 1,317
Citigroup, Inc. ......................................................... 7,431 1,040
Citizens Financial Group, Inc. .............................................. 14,149 991
CME Group, Inc. , Class A ................................................. 4,047 894
CNA Financial Corp. (b) .................................................. 25,459 1,238
Coinbase Global, Inc. , Class A (a) ........................................... 1,829 267
Corpay, Inc. (a) ......................................................... 1,891 630
East West Bancorp, Inc. .................................................. 7,573 978
Everest Group Ltd. ...................................................... 2,833 1,012
Fidelity National Financial, Inc. ............................................ 17,117 807
Fidelity National Information Services, Inc. .................................... 15,873 617
Fifth Third Bancorp ..................................................... 18,110 1,021
First Citizens Bancshares, Inc. , Class A ....................................... 421 876
Fiserv, Inc. (a) .......................................................... 5,926 291
Franklin Resources, Inc. .................................................. 34,707 1,155
Global Payments, Inc. .................................................... 7,570 549
Huntington Bancshares, Inc. ............................................... 51,034 905
Interactive Brokers Group, Inc. , Class A ....................................... 8,596 748
Intercontinental Exchange, Inc. ............................................. 6,453 794
JPMorgan Chase & Co. .................................................. 3,502 1,146
KeyCorp ............................................................. 44,149 1,018
KKR & Co., Inc. ....................................................... 6,935 637
Loews Corp. .......................................................... 14,548 1,647
LPL Financial Holdings, Inc. ............................................... 2,099 591
M&T Bank Corp. ....................................................... 4,789 1,140
Markel Group, Inc. (a) .................................................... 632 1,234
Marsh & McLennan Cos., Inc. ............................................. 5,616 936
Mastercard, Inc. , Class A ................................................. 2,013 1,034
MetLife, Inc. .......................................................... 13,458 1,139
Moody's Corp. ......................................................... 1,780 806
Morgan Stanley ........................................................ 5,486 1,147
MSCI, Inc. , Class A ..................................................... 1,340 750
Nasdaq, Inc. .......................................................... 10,638 838
Northern Trust Corp. .................................................... 6,077 1,056
PayPal Holdings, Inc. .................................................... 11,864 512
Pinnacle Financial Partners, Inc. ............................................ 7,656 772
Principal Financial Group, Inc. ............................................. 10,813 1,165

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
26
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 10,289 $ 1,111
Raymond James Financial, Inc. ............................................. 6,044 919
Regions Financial Corp. .................................................. 32,442 980
Reinsurance Group of America, Inc. ......................................... 4,293 913
RenaissanceRe Holdings Ltd. .............................................. 3,180 1,008
Robinhood Markets, Inc. , Class A (a) ......................................... 4,414 443
S&P Global, Inc. ....................................................... 1,817 740
SoFi Technologies, Inc. (a) ................................................. 22,425 402
State Street Corp. ....................................................... 7,056 1,197
Synchrony Financial ..................................................... 11,018 838
T. Rowe Price Group, Inc. ................................................. 9,429 1,072
The Allstate Corp. ...................................................... 4,412 1,050
The Bank of New York Mellon Corp. ......................................... 9,361 1,354
The Carlyle Group, Inc. .................................................. 12,063 508
The Charles Schwab Corp. ................................................ 10,506 969
The Goldman Sachs Group, Inc. ............................................ 990 1,001
The Hartford Insurance Group, Inc. .......................................... 9,030 1,197
The PNC Financial Services Group, Inc. ...................................... 4,908 1,208
The Progressive Corp. ................................................... 4,487 980
The Travelers Cos., Inc. .................................................. 3,953 1,305
Toast, Inc. , Class A (a) .................................................... 19,161 533
TPG, Inc. , Class A ...................................................... 14,088 571
Tradeweb Markets, Inc. , Class A ............................................ 6,546 652
Truist Financial Corp. .................................................... 20,466 1,020
U.S. Bancorp .......................................................... 18,537 1,120
Visa, Inc. , Class A ...................................................... 3,291 1,129
W.R. Berkley Corp. ..................................................... 15,393 1,086
Wells Fargo & Co. ...................................................... 10,661 881
76,999
Health Care (9.8%):
Abbott Laboratories ..................................................... 8,308 754
AbbVie, Inc. .......................................................... 4,050 1,019
Agilent Technologies, Inc. ................................................. 6,731 894
Align Technology, Inc. (a) ................................................. 2,129 359
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,832 552
Amgen, Inc. ........................................................... 2,051 743
Becton Dickinson & Co. .................................................. 5,177 783
Biogen, Inc. (a) ......................................................... 3,571 772
Boston Scientific Corp. (a) ................................................. 10,001 427
Bristol-Myers Squibb Co. ................................................. 13,434 774
Cardinal Health, Inc. .................................................... 3,170 753
Cencora, Inc. .......................................................... 2,452 694
CVS Health Corp. ...................................................... 9,449 978
Danaher Corp. ......................................................... 3,988 760
Dexcom, Inc. (a) ........................................................ 7,570 510
Edwards Lifesciences Corp. (a) ............................................. 11,885 1,075
Elevance Health, Inc. .................................................... 1,766 683
Eli Lilly & Co. ......................................................... 566 679
GE HealthCare Technologies, Inc. ........................................... 9,708 621
Gilead Sciences, Inc. .................................................... 5,520 697
Globus Medical, Inc. , Class A (a) ............................................ 4,573 361
HCA Healthcare, Inc. .................................................... 1,674 653
Humana, Inc. .......................................................... 2,382 946
IDEXX Laboratories, Inc. (a) ............................................... 772 406
Illumina, Inc. (a) ........................................................ 3,426 602
Incyte Corp. (a) ......................................................... 6,487 735
Insulet Corp. (a) ........................................................ 2,893 440
Intuitive Surgical, Inc. (a) ................................................. 1,513 602
IQVIA Holdings, Inc. (a) .................................................. 3,086 596
Johnson & Johnson ..................................................... 5,566 1,414
Labcorp Holdings, Inc. ................................................... 3,395 951
McKesson Corp. ....................................................... 768 580
Medpace Holdings, Inc. (a) ................................................ 678 359

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
27
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Medtronic PLC ........................................................ 12,629 $ 988
Merck & Co., Inc. ...................................................... 6,740 866
Mettler-Toledo International, Inc. (a) ......................................... 645 824
Neurocrine Biosciences, Inc. (a) ............................................. 5,633 949
Pfizer, Inc. ............................................................ 32,294 778
Quest Diagnostics, Inc. ................................................... 4,586 972
Regeneron Pharmaceuticals, Inc. ............................................ 914 570
ResMed, Inc. .......................................................... 3,927 765
Solventum Corp. (a) ..................................................... 11,358 876
STERIS PLC .......................................................... 3,887 818
Stryker Corp. .......................................................... 3,045 959
Tenet Healthcare Corp. (a) ................................................. 2,423 453
The Cigna Group ....................................................... 2,250 620
The Cooper Cos., Inc. (a) .................................................. 9,009 646
Thermo Fisher Scientific, Inc. .............................................. 1,487 746
United Therapeutics Corp. (a) .............................................. 897 486
UnitedHealth Group, Inc. ................................................. 1,825 759
Veeva Systems, Inc. , Class A (a) ............................................. 3,965 704
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,288 640
Waters Corp. (a) ........................................................ 1,981 743
West Pharmaceutical Services, Inc. .......................................... 2,097 753
Zimmer Biomet Holdings, Inc. ............................................. 7,776 669
Zoetis, Inc. , Class A ..................................................... 6,451 464
40,220
Industrials (20.2%):
3M Co. .............................................................. 5,318 861
Advanced Drainage Systems, Inc. ........................................... 3,525 553
AECOM ............................................................. 7,447 520
Allegion PLC ......................................................... 5,871 825
AMETEK, Inc. ........................................................ 4,815 1,165
ATI, Inc. (a) ........................................................... 3,596 709
Automatic Data Processing, Inc. ............................................ 5,108 1,144
Axon Enterprise, Inc. (a) .................................................. 797 447
Broadridge Financial Solutions, Inc. ......................................... 5,271 722
BWX Technologies, Inc. .................................................. 2,611 508
C.H. Robinson Worldwide, Inc. ............................................. 2,839 535
CACI International, Inc. , Class A (a) ......................................... 1,165 540
Carlisle Cos., Inc. ....................................................... 1,575 571
Carpenter Technology Corp. ............................................... 1,217 751
Carrier Global Corp. ..................................................... 11,748 862
Caterpillar, Inc. ........................................................ 981 1,045
Cintas Corp. .......................................................... 6,369 1,083
Clean Harbors, Inc. (a) ................................................... 2,994 894
Comfort Systems USA, Inc. ............................................... 298 591
Copart, Inc. (a) ......................................................... 25,401 716
CSX Corp. ............................................................ 26,032 1,237
Cummins, Inc. ......................................................... 1,320 941
Curtiss-Wright Corp. .................................................... 1,061 804
Deere & Co. .......................................................... 1,259 799
Delta Air Lines, Inc. ..................................................... 8,435 790
Dover Corp. ........................................................... 4,440 996
Eaton Corp. PLC ....................................................... 2,053 875
EMCOR Group, Inc. .................................................... 805 668
Emerson Electric Co. .................................................... 5,470 783
Equifax, Inc. .......................................................... 3,064 486
Expeditors International of Washington, Inc. .................................... 5,018 818
Fastenal Co. ........................................................... 20,639 991
FedEx Corp. .......................................................... 2,881 902
Ferguson Enterprises, Inc. ................................................. 3,234 768
Fortive Corp. .......................................................... 14,405 880
FTAI Aviation Ltd. ...................................................... 1,305 353
GE Vernova, Inc. ....................................................... 540 634
Generac Holdings, Inc. (a) ................................................. 1,947 570

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
28
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
General Dynamics Corp. .................................................. 3,234 $ 1,146
General Electric Co. ..................................................... 2,538 949
Graco, Inc. ........................................................... 13,406 1,014
HEICO Corp. .......................................................... 2,554 910
Honeywell Aerospace, Inc. (a) .............................................. 2,214 489
Honeywell International, Inc. .............................................. 2,214 496
Howmet Aerospace, Inc. .................................................. 3,096 832
Hubbell, Inc. , Class B .................................................... 1,711 895
Huntington Ingalls Industries, Inc. ........................................... 1,537 430
IDEX Corp. ........................................................... 4,173 947
Illinois Tool Works, Inc. .................................................. 3,936 1,065
Ingersoll Rand, Inc. ..................................................... 7,658 628
ITT, Inc. ............................................................. 3,985 788
J.B. Hunt Transport Services, Inc. ........................................... 2,507 726
Jacobs Solutions, Inc. .................................................... 5,407 681
Johnson Controls International PLC .......................................... 6,363 930
Kratos Defense & Security Solutions, Inc. (a) ................................... 3,759 187
L3Harris Technologies, Inc. ............................................... 2,646 769
Leidos Holdings, Inc. .................................................... 4,432 456
Lennox International, Inc. ................................................. 1,231 705
Lincoln Electric Holdings, Inc. ............................................. 3,058 812
Lockheed Martin Corp. ................................................... 1,267 645
Masco Corp. .......................................................... 10,990 894
MasTec, Inc. (a) ........................................................ 2,094 871
Mueller Industries, Inc. ................................................... 7,073 869
Nextpower, Inc. , Class A (a) ................................................ 3,589 428
Nordson Corp. ......................................................... 3,965 1,196
Northrop Grumman Corp. ................................................. 1,236 629
Old Dominion Freight Line, Inc. ............................................ 2,973 644
Otis Worldwide Corp. .................................................... 10,660 763
PACCAR, Inc. ......................................................... 7,109 854
Parker-Hannifin Corp. ................................................... 1,034 1,011
Paychex, Inc. .......................................................... 9,698 954
Quanta Services, Inc. .................................................... 1,264 910
RBC Bearings, Inc. (a) ................................................... 1,741 1,121
Regal Rexnord Corp. .................................................... 2,489 593
Republic Services, Inc. , Class A ............................................ 5,727 1,220
Rockwell Automation, Inc. ................................................ 2,171 1,075
Rollins, Inc. ........................................................... 15,583 650
RTX Corp. ............................................................ 5,004 949
Snap-on, Inc. .......................................................... 2,933 1,180
Southwest Airlines Co. ................................................... 10,694 550
SS&C Technologies Holdings, Inc. .......................................... 12,645 785
Stanley Black & Decker, Inc. .............................................. 7,278 685
Sterling Infrastructure, Inc. (a) .............................................. 922 774
Textron, Inc. .......................................................... 9,611 882
The Boeing Co. (a) ...................................................... 3,433 743
Trane Technologies PLC .................................................. 1,942 954
TransDigm Group, Inc. ................................................... 637 849
TransUnion ........................................................... 7,356 531
Uber Technologies, Inc. (a) ................................................ 9,478 684
UL Solutions, Inc. , Class A ................................................ 6,679 680
Union Pacific Corp. ..................................................... 4,472 1,216
United Airlines Holdings, Inc. (a) ............................................ 4,544 618
United Parcel Service, Inc. , Class B .......................................... 7,106 764
United Rentals, Inc. ..................................................... 760 861
Veralto Corp. .......................................................... 11,432 1,014
Verisk Analytics, Inc. , Class A .............................................. 3,733 670
Vertiv Holdings Co. , Class A ............................................... 1,559 522
W.W. Grainger, Inc. ..................................................... 778 1,058
Waste Management, Inc. .................................................. 5,224 1,164
Watsco, Inc. ........................................................... 1,842 768
WESCO International, Inc. ................................................ 2,208 763

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
29
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 4,061 $ 1,095
Woodward, Inc. ........................................................ 1,845 785
XPO, Inc. (a) .......................................................... 2,463 506
Xylem, Inc. ........................................................... 7,332 867
83,436
Information Technology (14.4%):
Accenture PLC , Class A .................................................. 3,195 398
Adobe, Inc. (a) ......................................................... 2,946 604
Advanced Energy Industries, Inc. ........................................... 1,497 558
Advanced Micro Devices, Inc. (a) ............................................ 1,835 1,066
Akamai Technologies, Inc. (a) .............................................. 5,739 678
Amphenol Corp. , Class A ................................................. 4,147 731
Analog Devices, Inc. .................................................... 2,358 937
Apple, Inc. ........................................................... 3,802 1,100
Applied Materials, Inc. ................................................... 1,382 999
AppLovin Corp. , Class A (a) ............................................... 729 376
Arista Networks, Inc. (a) .................................................. 3,419 581
Astera Labs, Inc. (a) ..................................................... 2,024 978
Autodesk, Inc. (a) ....................................................... 3,038 591
Broadcom, Inc. ........................................................ 1,657 626
Cadence Design Systems, Inc. (a) ............................................ 2,107 791
CDW Corp. ........................................................... 6,008 845
Ciena Corp. (a) ......................................................... 1,124 551
Cisco Systems, Inc. ..................................................... 11,120 1,306
Cognizant Technology Solutions Corp. , Class A ................................. 11,620 450
Coherent Corp. (a) ...................................................... 1,355 535
Corning, Inc. .......................................................... 3,531 902
Credo Technology Group Holding Ltd. (a) ..................................... 2,612 710
Datadog, Inc. , Class A (a) ................................................. 3,512 914
Dell Technologies, Inc. , Class C ............................................ 3,023 1,304
Entegris, Inc. .......................................................... 3,149 566
Everpure, Inc. , Class A (a) ................................................. 5,081 400
F5, Inc. (a) ............................................................ 2,535 1,054
Fair Isaac Corp. (a) ...................................................... 360 430
First Solar, Inc. (a) ...................................................... 1,956 462
Fortinet, Inc. (a) ........................................................ 7,107 1,092
Gen Digital, Inc. ....................................................... 36,876 918
HP, Inc. .............................................................. 36,445 800
HubSpot, Inc. (a) ....................................................... 1,601 292
International Business Machines Corp. ........................................ 2,793 785
Intuit, Inc. ............................................................ 1,680 438
Jabil, Inc. ............................................................ 2,214 853
Keysight Technologies, Inc. (a) ............................................. 1,905 667
KLA Corp. ........................................................... 3,427 1,034
Lam Research Corp. ..................................................... 2,089 905
Lattice Semiconductor Corp. (a) ............................................. 4,829 739
Lumentum Holdings, Inc. (a) ............................................... 426 366
MACOM Technology Solutions Holdings, Inc. (a) ................................ 2,071 788
Marvell Technology, Inc. ................................................. 5,314 1,583
Micron Technology, Inc. .................................................. 952 1,099
Microsoft Corp. ........................................................ 2,491 929
MKS, Inc. ............................................................ 1,858 826
Monolithic Power Systems, Inc. ............................................ 463 640
Motorola Solutions, Inc. .................................................. 2,288 950
NetApp, Inc. .......................................................... 7,589 1,174
NVIDIA Corp. ......................................................... 3,880 776
NXP Semiconductors NV ................................................. 2,786 783
Okta, Inc. , Class A (a) .................................................... 8,751 1,194
ON Semiconductor Corp. (a) ............................................... 7,199 681
Oracle Corp. .......................................................... 2,366 347
Palantir Technologies, Inc. , Class A (a) ........................................ 3,383 395
Palo Alto Networks, Inc. (a) ................................................ 4,739 1,616
PTC, Inc. (a) ........................................................... 4,209 478

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
30
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Qnity Electronics, Inc. ................................................... 3,325 $ 543
QUALCOMM, Inc. ..................................................... 4,911 908
Roper Technologies, Inc. .................................................. 2,605 882
Salesforce, Inc. ........................................................ 3,514 551
Seagate Technology Holdings PLC .......................................... 895 864
ServiceNow, Inc. (a) ..................................................... 5,806 576
Super Micro Computer, Inc. (a) (b) ........................................... 10,702 314
Synopsys, Inc. (a) ....................................................... 901 402
TD SYNNEX Corp. ..................................................... 5,374 1,437
TE Connectivity PLC .................................................... 3,334 672
Teledyne Technologies, Inc. (a) ............................................. 1,424 950
Teradyne, Inc. ......................................................... 1,218 589
Texas Instruments, Inc. ................................................... 3,181 948
Trimble, Inc. (a) ........................................................ 12,394 634
Twilio, Inc. , Class A (a) ................................................... 3,434 709
Tyler Technologies, Inc. (a) ................................................ 1,755 513
VeriSign, Inc. .......................................................... 3,784 952
Western Digital Corp. .................................................... 1,295 827
Workday, Inc. , Class A (a) ................................................. 4,786 586
Zoom Communications, Inc. , Class A (a) ...................................... 8,064 696
59,144
Materials (4.7%):
Alcoa Corp. ........................................................... 7,099 370
Amcor PLC ........................................................... 16,824 729
Avery Dennison Corp. ................................................... 5,098 828
Ball Corp. ............................................................ 13,537 845
CF Industries Holdings, Inc. ............................................... 7,154 775
Coeur Mining, Inc. ...................................................... 12,228 200
Corteva, Inc. .......................................................... 12,166 1,030
CRH PLC ............................................................ 6,529 699
Crown Holdings, Inc. .................................................... 8,665 969
Ecolab, Inc. ........................................................... 3,930 1,095
Freeport-McMoRan, Inc. ................................................. 7,525 473
Hecla Mining Co. ....................................................... 12,474 192
Linde PLC ............................................................ 2,767 1,436
Martin Marietta Materials, Inc. ............................................. 1,448 835
Newmont Corp. ........................................................ 3,935 368
Nucor Corp. ........................................................... 4,339 967
Packaging Corp. of America ............................................... 3,804 906
PPG Industries, Inc. ..................................................... 7,531 913
Reliance, Inc. .......................................................... 2,860 1,069
Royal Gold, Inc. ........................................................ 2,091 417
RPM International, Inc. .................................................. 8,155 906
Smurfit Westrock PLC ................................................... 12,308 569
Steel Dynamics, Inc. ..................................................... 3,692 847
The Sherwin-Williams Co. ................................................ 2,759 950
Vulcan Materials Co. .................................................... 3,056 902
19,290
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 4,943 666
CoStar Group, Inc. (a) .................................................... 13,076 370
Jones Lang LaSalle, Inc. (a) ................................................ 2,105 652
1,688
Utilities (8.7%):
Alliant Energy Corp. .................................................... 21,627 1,650
Ameren Corp. ......................................................... 13,977 1,580
American Electric Power Co., Inc. ........................................... 9,815 1,343
American Water Works Co., Inc. ............................................ 7,879 1,037
Atmos Energy Corp. ..................................................... 8,188 1,411
CenterPoint Energy, Inc. .................................................. 34,403 1,515
CMS Energy Corp. ...................................................... 19,952 1,526
Consolidated Edison, Inc. ................................................. 12,341 1,365

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
31
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellation Energy Corp. ................................................ 1,552 $ 386
Dominion Energy, Inc. ................................................... 19,523 1,333
DTE Energy Co. ....................................................... 10,351 1,577
Duke Energy Corp. ...................................................... 12,617 1,597
Edison International ..................................................... 11,943 889
Entergy Corp. ......................................................... 12,208 1,402
Evergy, Inc. ........................................................... 18,685 1,615
Eversource Energy ...................................................... 12,029 869
Exelon Corp. .......................................................... 26,053 1,215
FirstEnergy Corp. ....................................................... 32,859 1,562
NextEra Energy, Inc. .................................................... 10,757 944
NiSource, Inc. ......................................................... 27,471 1,306
NRG Energy, Inc. ....................................................... 3,070 448
PG&E Corp. .......................................................... 44,194 743
PPL Corp. ............................................................ 35,657 1,296
Public Service Enterprise Group, Inc. ......................................... 14,633 1,188
Sempra .............................................................. 12,247 1,135
The Southern Co. ....................................................... 15,159 1,451
Vistra Corp. ........................................................... 2,737 434
WEC Energy Group, Inc. ................................................. 14,059 1,642
Xcel Energy, Inc. ....................................................... 15,398 1,237
35,696
Total Common Stocks (Cost $328,088)
a
a
a
411,401
Short-Term Investments (0.8%)
Investment Companies (0.2%):
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .52% (c) ............ 729,770 730
Collateral for Securities Loaned (0.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 651,318 652
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 651,318 651
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 651,318 651
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 651,318 651
2,605
Total Short-Term Investments (Cost $3,335)
a
a
a
3,335
Total Investments (Cost $331,423) — 100.6% 414,736
Liabilities in excess of other assets —  (0.6)% (2,294)
NET ASSETS - 100.00% $ 412,442
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 2 9/18/26 $ 752 $ 755 $ 3
Total unrealized appreciation $ 3
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
32
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (3.8%):
AT&T, Inc. ........................................................... 292,251 $ 6,050
Comcast Corp. , Class A .................................................. 230,181 5,651
Omnicom Group, Inc. .................................................... 52,452 3,820
Verizon Communications, Inc. .............................................. 142,435 6,031
Warner Music Group Corp. , Class A ......................................... 214,530 5,807
27,359
Consumer Discretionary (5.6%):
Best Buy Co., Inc. ...................................................... 81,285 6,168
Darden Restaurants, Inc. .................................................. 32,596 6,715
Dick's Sporting Goods, Inc. ................................................ 23,334 5,292
Genuine Parts Co. ...................................................... 48,888 5,768
NIKE, Inc. , Class B ..................................................... 72,972 2,995
Starbucks Corp. ........................................................ 61,882 6,324
The Home Depot, Inc. ................................................... 20,375 7,186
40,448
Consumer Staples (15.7%):
Altria Group, Inc. ....................................................... 113,073 8,136
Archer-Daniels-Midland Co. ............................................... 93,019 7,107
Brown-Forman Corp. , Class B (a) ........................................... 180,107 4,800
Constellation Brands, Inc. , Class A .......................................... 35,856 4,987
General Mills, Inc. ...................................................... 158,897 5,530
Hormel Foods Corp. ..................................................... 233,425 5,794
Keurig Dr. Pepper, Inc. ................................................... 195,821 6,409
Kimberly-Clark Corp. .................................................... 60,303 6,619
McCormick & Co., Inc. .................................................. 92,249 4,651
Mondelez International, Inc. , Class A ......................................... 124,852 7,221
PepsiCo, Inc. .......................................................... 44,623 6,042
Philip Morris International, Inc. ............................................. 36,767 6,651
Target Corp. .......................................................... 50,157 6,551
The Clorox Co. ........................................................ 58,367 5,571
The Coca-Cola Co. ...................................................... 132,177 10,742
The Procter & Gamble Co. ................................................ 60,801 8,916
Tyson Foods, Inc. , Class A ................................................ 119,497 6,841
112,568
Energy (8.6%):
Chevron Corp. ......................................................... 44,755 7,418
ConocoPhillips Co. ..................................................... 53,311 5,542
EOG Resources, Inc. .................................................... 55,883 7,250
Exxon Mobil Corp. ..................................................... 50,168 6,859
Kinder Morgan, Inc. ..................................................... 256,674 8,206
ONEOK, Inc. .......................................................... 81,968 7,126
Permian Resources Corp. , Class A ........................................... 282,335 5,198
Phillips 66 Co. ......................................................... 39,625 6,699
The Williams Cos., Inc. .................................................. 97,918 7,279
61,577
Financials (24.6%):
Ares Management Corp. , Class A (a) ......................................... 38,635 4,300
Blackstone, Inc. ........................................................ 46,746 5,501
Blue Owl Capital, Inc. , Class A (a) ........................................... 384,283 3,362
Citizens Financial Group, Inc. .............................................. 105,158 7,368
CNA Financial Corp. (a) .................................................. 189,339 9,204
Everest Group Ltd. ...................................................... 21,064 7,525
Fidelity National Financial, Inc. ............................................ 127,167 5,997
Fidelity National Information Services, Inc. .................................... 117,782 4,579
Fifth Third Bancorp ..................................................... 134,638 7,589
Franklin Resources, Inc. .................................................. 258,177 8,590
Huntington Bancshares, Inc. ............................................... 379,229 6,724
KeyCorp ............................................................. 328,237 7,566
M&T Bank Corp. ....................................................... 35,620 8,478

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
33
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
MetLife, Inc. .......................................................... 100,123 $ 8,471
Principal Financial Group, Inc. ............................................. 80,441 8,670
Prudential Financial, Inc. ................................................. 76,528 8,260
Regions Financial Corp. .................................................. 241,169 7,283
State Street Corp. ....................................................... 52,510 8,906
T. Rowe Price Group, Inc. ................................................. 70,136 7,974
The Carlyle Group, Inc. .................................................. 89,419 3,765
The PNC Financial Services Group, Inc. ...................................... 36,517 8,991
The Progressive Corp. ................................................... 33,365 7,289
TPG, Inc. , Class A ...................................................... 104,533 4,239
Truist Financial Corp. .................................................... 152,183 7,582
U.S. Bancorp .......................................................... 137,852 8,326
176,539
Health Care (7.2%):
AbbVie, Inc. .......................................................... 30,086 7,571
Amgen, Inc. ........................................................... 15,229 5,514
Bristol-Myers Squibb Co. ................................................. 99,771 5,749
CVS Health Corp. ...................................................... 70,254 7,268
Medtronic PLC ........................................................ 93,913 7,347
Merck & Co., Inc. ...................................................... 50,076 6,435
Pfizer, Inc. ............................................................ 239,974 5,778
UnitedHealth Group, Inc. ................................................. 13,567 5,639
51,301
Industrials (4.5%):
Automatic Data Processing, Inc. ............................................ 38,008 8,512
Paychex, Inc. .......................................................... 72,110 7,091
Stanley Black & Decker, Inc. .............................................. 53,997 5,082
United Parcel Service, Inc. , Class B .......................................... 52,794 5,675
Watsco, Inc. ........................................................... 13,684 5,703
32,063
Information Technology (4.0%):
Accenture PLC , Class A .................................................. 23,683 2,947
HP, Inc. .............................................................. 270,994 5,946
International Business Machines Corp. ........................................ 20,747 5,834
QUALCOMM, Inc. ..................................................... 36,554 6,755
Texas Instruments, Inc. ................................................... 23,658 7,052
28,534
Materials (1.3%):
Amcor PLC ........................................................... 124,833 5,412
Smurfit Westrock PLC ................................................... 91,224 4,220
9,632
Utilities (24.2%):
Alliant Energy Corp. .................................................... 160,962 12,280
American Electric Power Co., Inc. ........................................... 73,015 9,989
CMS Energy Corp. ...................................................... 148,490 11,359
Consolidated Edison, Inc. ................................................. 91,828 10,159
Dominion Energy, Inc. ................................................... 145,279 9,921
DTE Energy Co. ....................................................... 77,050 11,740
Duke Energy Corp. ...................................................... 93,910 11,887
Edison International ..................................................... 88,745 6,607
Evergy, Inc. ........................................................... 139,056 12,019
Eversource Energy ...................................................... 89,380 6,459
Exelon Corp. .......................................................... 193,797 9,035
FirstEnergy Corp. ....................................................... 244,544 11,626
PPL Corp. ............................................................ 265,293 9,643
Public Service Enterprise Group, Inc. ......................................... 108,846 8,834
The Southern Co. ....................................................... 112,809 10,797
WEC Energy Group, Inc. ................................................. 104,652 12,220

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
34
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 114,565 $ 9,200
173,775
Total Common Stocks (Cost $631,941)
a
a
a
713,796
Short-Term Investments (1.9%)
Investment Companies (0.3%):
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .52% (b) ............ 2,231,343 2,231
Collateral for Securities Loaned (1.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (b) ........ 2,920,852 2,920
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (b) ............ 2,920,852 2,921
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (b) ............... 2,920,852 2,921
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (b) . 2,920,852 2,921
11,683
Total Short-Term Investments (Cost $13,915)
a
a
a
13,914
Total Investments (Cost $645,856) — 101.4% 727,710
Liabilities in excess of other assets —  (1.4)% (10,168)
NET ASSETS - 100.00% $ 717,542
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 5 9/18/26 $ 1,880 $ 1,887 $ 7
Total unrealized appreciation $ 7
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 7

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Free Cash Flow ETF
35
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.4%):
Omnicom Group, Inc. .................................................... 2,245,355 $ 163,529
T-Mobile US, Inc. ...................................................... 1,049,163 175,976
339,505
Consumer Discretionary (10.8%):
Airbnb, Inc. , Class A (a) .................................................. 1,155,358 165,332
Booking Holdings, Inc. ................................................... 1,192,032 212,468
Deckers Outdoor Corp. (a) ................................................. 763,849 75,842
Expedia Group, Inc. ..................................................... 1,035,939 265,076
Toll Brothers, Inc. ...................................................... 743,625 122,512
841,230
Energy (22.5%):
ConocoPhillips Co. ..................................................... 1,580,536 164,313
Devon Energy Corp. ..................................................... 6,570,225 271,482
Diamondback Energy, Inc. ................................................ 1,039,527 182,728
EOG Resources, Inc. .................................................... 1,418,492 184,021
EQT Corp. ............................................................ 2,405,347 127,892
Expand Energy Corp. .................................................... 1,883,518 171,758
Exxon Mobil Corp. ..................................................... 1,572,275 214,961
Marathon Petroleum Corp. ................................................ 597,550 152,776
Permian Resources Corp. , Class A ........................................... 8,898,009 163,812
Phillips 66 Co. ......................................................... 713,033 120,538
1,754,281
Health Care (21.5%):
Cardinal Health, Inc. .................................................... 508,317 120,756
Centene Corp. (a) ....................................................... 2,618,689 168,094
Incyte Corp. (a) ......................................................... 1,195,216 135,490
Jazz Pharmaceuticals PLC (a) .............................................. 471,230 113,552
Merck & Co., Inc. ...................................................... 1,803,790 231,787
Neurocrine Biosciences, Inc. (a) ............................................. 478,381 80,624
ResMed, Inc. .......................................................... 447,128 87,136
Royalty Pharma PLC , Class A .............................................. 2,445,228 137,104
Tenet Healthcare Corp. (a) ................................................. 986,159 184,490
The Cigna Group ....................................................... 750,672 206,945
Veeva Systems, Inc. , Class A (a) ............................................. 624,166 110,771
Zoetis, Inc. , Class A ..................................................... 1,365,362 98,115
1,674,864
Industrials (7.4%):
Automatic Data Processing, Inc. ............................................ 532,691 119,296
Broadridge Financial Solutions, Inc. ......................................... 541,349 74,138
Leidos Holdings, Inc. .................................................... 797,235 82,091
Paychex, Inc. .......................................................... 900,166 88,513
Uber Technologies, Inc. (a) ................................................ 2,879,475 207,783
571,821
Information Technology (22.9%):
Accenture PLC , Class A .................................................. 1,705,460 212,227
Adobe, Inc. (a) ......................................................... 1,277,426 261,898
Atlassian Corp. , Class A (a) ................................................ 1,103,310 85,826
Gen Digital, Inc. ....................................................... 3,906,062 97,222
Intuit, Inc. ............................................................ 855,440 223,270
NetApp, Inc. .......................................................... 522,094 80,799
Roper Technologies, Inc. .................................................. 303,338 102,647
Salesforce, Inc. ........................................................ 1,437,837 225,252
Sandisk Corp. (a) ....................................................... 103,512 235,358
Workday, Inc. , Class A (a) ................................................. 1,199,686 146,866
Zoom Communications, Inc. , Class A (a) ...................................... 1,305,884 112,711
1,784,076
Materials (6.9%):
Coeur Mining, Inc. ...................................................... 14,417,873 235,300

Victory Portfolios II
VictoryShares Free Cash Flow ETF
36
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
LyondellBasell Industries NV , Class A ........................................ 1,336,158 $ 70,349
Newmont Corp. ........................................................ 2,507,168 234,169
539,818
Utilities (3.3%):
NRG Energy, Inc. ....................................................... 849,527 124,082
Vistra Corp. ........................................................... 816,791 129,568
253,650
Total Common Stocks (Cost $7,578,802)
a
a
a
7,759,245
Total Investments (Cost $7,578,802) — 99.7% 7,759,245
Other assets in excess of liabilities —  0.3% 21,152
NET ASSETS - 100.00% $ 7,780,397
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 42 9/18/26 $ 15,797 $ 15,851 $ 54
Total unrealized appreciation $ 54
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 54

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
37
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (10.5%):
Cargurus, Inc. , Class A (a) ................................................. 133,269 $ 4,543
Cars.com, Inc. (a) ....................................................... 238,605 2,610
DoubleVerify Holdings, Inc. (a) ............................................. 330,753 3,585
EverQuote, Inc. , Class A (a) ................................................ 118,798 2,826
Gogo, Inc. (a) .......................................................... 163,483 507
HMH Holding, Inc. , Class A (a) ............................................. 28,947 542
Magnite, Inc. (a) ........................................................ 141,577 2,687
Match Group, Inc. ...................................................... 152,018 5,784
MediaAlpha, Inc. , Class A (a) .............................................. 98,058 1,233
MNTN, Inc. , Class A (a) .................................................. 121,276 1,116
Nexstar Media Group, Inc. , Class A (b) ........................................ 25,312 4,521
Pinterest, Inc. , Class A (a) ................................................. 280,781 5,905
Playtika Holding Corp. ................................................... 189,341 704
QuinStreet, Inc. (a) ...................................................... 154,634 2,265
Shutterstock, Inc. (b) ..................................................... 57,331 800
Spok Holdings, Inc. ..................................................... 55,151 565
Stagwell, Inc. , Class A (a) (b) ............................................... 177,462 1,319
The Trade Desk, Inc. , Class A (a) ............................................ 274,910 4,970
TripAdvisor, Inc. (a) ..................................................... 367,618 5,040
Yelp, Inc. , Class A (a) .................................................... 219,962 5,394
ZoomInfo Technologies, Inc. , Class A (a) (b) .................................... 2,230,934 6,537
63,453
Communications Equipment (0.8%):
Aviat Networks, Inc. (a) ................................................... 31,114 691
BK Technologies Corp. (a) ................................................. 6,991 601
NetScout Systems, Inc. (a) ................................................. 84,144 3,664
4,956
Consumer Discretionary (11.4%):
Abercrombie & Fitch Co. (a) (b) ............................................. 53,456 4,812
American Public Education, Inc. (a) .......................................... 21,710 1,166
Asbury Automotive Group, Inc. (a) (b) ......................................... 23,714 4,768
Chewy, Inc. , Class A (a) .................................................. 226,583 4,452
Coursera, Inc. (a) ....................................................... 430,931 2,430
Crocs, Inc. (a) .......................................................... 34,496 4,162
Duolingo, Inc. , Class A (a) ................................................. 30,096 3,462
Etsy, Inc. (a) ........................................................... 50,158 3,778
Flexsteel Industries, Inc. .................................................. 9,379 699
Frontdoor, Inc. (a) (b) ..................................................... 42,211 3,275
Gentex Corp. (b) ........................................................ 139,616 3,528
Gentherm, Inc. (a) ....................................................... 18,621 635
GigaCloud Technology, Inc. , Class A (a) ....................................... 122,402 3,868
H&R Block, Inc. ....................................................... 132,166 5,033
Kontoor Brands, Inc. .................................................... 41,547 3,463
Monarch Casino & Resort, Inc. ............................................. 12,201 1,606
Peloton Interactive, Inc. , Class A (a) .......................................... 714,022 4,220
Strategic Education, Inc. .................................................. 30,319 2,323
Strattec Security Corp. (a) ................................................. 8,753 713
Stride, Inc. (a) (b) ....................................................... 35,214 3,037
The Gap, Inc. .......................................................... 178,013 3,325
Upbound Group, Inc. .................................................... 110,062 2,335
Visteon Corp. .......................................................... 19,474 1,932
69,022
Consumer Staples (5.7%):
BellRing Brands, Inc. (a) .................................................. 268,559 3,475
Cal-Maine Foods, Inc. ................................................... 76,407 6,155
Darling Ingredients, Inc. (a) ................................................ 63,915 3,491
Interparfums, Inc. ....................................................... 25,588 2,862
Maplebear, Inc. (a) ...................................................... 144,371 6,836
Mission Produce, Inc. (a) .................................................. 90,778 1,070
Molson Coors Beverage Co. , Class B ......................................... 118,437 4,614

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
38
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Honest Co., Inc. (a) ................................................... 167,638 $ 614
The Simply Good Foods Co. (a) ............................................. 261,900 3,478
Universal Corp. ........................................................ 28,751 1,500
Village Super Market, Inc. , Class A .......................................... 14,332 605
34,700
Electronic Equipment, Instruments & Components (1.1%):
Arlo Technologies, Inc. (a) ................................................. 176,664 2,381
Climb Global Solutions, Inc. ............................................... 25,540 593
Coda Octopus Group, Inc. (a) ............................................... 49,800 487
Itron, Inc. (a) .......................................................... 34,214 2,961
PC Connection, Inc. ..................................................... 8,185 597
7,019
Energy (15.4%):
California Resources Corp. ................................................ 90,325 4,776
Chord Energy Corp. ..................................................... 64,683 7,393
Core Natural Resources, Inc. ............................................... 41,143 3,292
Crescent Energy Co. , Class A .............................................. 494,375 4,855
DHT Holdings, Inc. ..................................................... 282,808 4,675
Diversified Energy Co. ................................................... 193,462 2,681
Dorian LPG Ltd. ....................................................... 108,900 3,788
Energy Services of America Corp. ........................................... 36,133 699
Expro Group Holdings NV (a) (b) ............................................ 119,999 1,772
Flowco Holdings, Inc. , Class A ............................................. 102,003 2,177
Forum Energy Technologies, Inc. (a) ......................................... 19,347 972
Helix Energy Solutions Group, Inc. (a) ........................................ 246,040 2,150
Innovex International, Inc. (a) .............................................. 64,216 1,593
International Seaways, Inc. ................................................ 65,653 5,028
Magnolia Oil & Gas Corp. , Class A .......................................... 189,676 4,852
Matador Resources Co. ................................................... 85,141 4,238
NCS Multistage Holdings, Inc. (a) ........................................... 10,976 484
Nordic American Tankers Ltd. .............................................. 584,805 3,240
Northern Oil & Gas, Inc. .................................................. 176,276 3,199
Oil States International, Inc. (a) ............................................. 111,353 892
Par Pacific Holdings, Inc. (a) ............................................... 132,753 7,445
PrimeEnergy Resources Corp. (a) (b) .......................................... 4,575 764
Ranger Energy Services, Inc. , Class A ........................................ 37,565 601
Riley Exploration Permian, Inc. ............................................. 54,120 1,784
Ring Energy, Inc. (a) ..................................................... 731,577 790
SM Energy Co. ........................................................ 177,931 4,644
Teekay Tankers Ltd. , Class A ............................................... 71,942 4,667
Viper Energy, Inc. , Class A ................................................ 167,764 7,113
Vitesse Energy, Inc. (b) ................................................... 48,932 772
World Kinect Corp. ..................................................... 59,483 1,959
93,295
Financials (1.7%):
OppFi, Inc. (a) ......................................................... 119,283 1,184
Oscar Health, Inc. , Class A (a) .............................................. 320,116 9,130
10,314
Health Care (14.4%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 159,053 4,024
Addus HomeCare Corp. (a) ................................................ 20,908 2,101
Align Technology, Inc. (a) ................................................. 23,049 3,887
Amphastar Pharmaceuticals, Inc. (a) .......................................... 81,030 1,635
ANI Pharmaceuticals, Inc. (a) .............................................. 36,927 3,057
BioMarin Pharmaceutical, Inc. (a) ........................................... 93,567 5,354
Bioventus, Inc. , Class A (a) (b) .............................................. 68,559 647
Catalyst Pharmaceuticals, Inc. (a) ............................................ 83,149 2,613
Certara, Inc. (a) (b) ...................................................... 289,448 1,896
Collegium Pharmaceutical, Inc. (a) ........................................... 132,520 4,797
CONMED Corp. (b) ..................................................... 74,258 2,431
CorMedix, Inc. (a) (b) .................................................... 202,734 1,591

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
39
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Doximity, Inc. , Class A (a) ................................................. 173,115 $ 3,590
GoodRx Holdings, Inc. , Class A (a) .......................................... 226,276 652
Halozyme Therapeutics, Inc. (a) ............................................. 53,856 4,215
Harmony Biosciences Holdings, Inc. (a) ....................................... 137,246 4,997
Innoviva, Inc. (a) ....................................................... 163,254 3,708
Inspire Medical Systems, Inc. (a) ............................................ 103,307 4,609
Ironwood Pharmaceuticals, Inc. , Class A (a) .................................... 487,423 2,052
MannKind Corp. (a) ..................................................... 616,513 2,626
Niagen Bioscience, Inc. (a) ................................................ 173,369 553
Nutex Health, Inc. (a) (b) .................................................. 28,651 4,896
Pacira BioSciences, Inc. (a) ................................................ 117,264 2,975
Pediatrix Medical Group, Inc. (a) ............................................ 121,697 3,083
Phreesia, Inc. (a) ........................................................ 267,685 2,755
Prestige Consumer Healthcare, Inc. (a) ........................................ 57,358 2,711
Progyny, Inc. (a) ........................................................ 118,502 3,416
Tactile Systems Technology, Inc. (a) .......................................... 22,494 670
Universal Health Services, Inc. , Class B ....................................... 30,339 4,511
Zevra Therapeutics, Inc. (a) ................................................ 78,582 1,127
87,179
Industrials (13.4%):
Alamo Group, Inc. ...................................................... 15,310 2,518
Andersen Group, Inc. , Class A (a) (b) ......................................... 28,423 1,072
Barrett Business Services, Inc. ............................................. 17,377 617
Blue Bird Corp. (a) ...................................................... 28,127 2,221
Booz Allen Hamilton Holding Corp. , Class A ................................... 49,084 2,978
Concentrix Corp. (b) ..................................................... 188,196 4,217
Genpact Ltd. .......................................................... 175,163 4,817
Healthcare Services Group, Inc. (a) ........................................... 62,775 1,542
HNI Corp. ............................................................ 72,997 2,950
IBEX Holdings Ltd. (a) ................................................... 19,375 588
ICF International, Inc. ................................................... 26,160 1,906
Karat Packaging, Inc. .................................................... 19,943 667
KBR, Inc. ............................................................ 87,956 3,037
Korn Ferry ........................................................... 35,331 2,352
Legalzoom.com, Inc. (a) .................................................. 584,880 3,585
Liquidity Services, Inc. (a) ................................................. 15,687 614
Lyft, Inc. , Class A (a) .................................................... 567,577 8,292
Maximus, Inc. ......................................................... 50,901 2,736
Onterris, Inc. (a) ........................................................ 35,438 716
Oshkosh Corp. ......................................................... 24,042 3,690
Pangaea Logistics Solutions Ltd. ............................................ 99,529 647
Paylocity Holding Corp. (a) ................................................ 30,014 3,137
Proficient Auto Logistics, Inc. (a) ............................................ 70,846 483
Rush Enterprises, Inc. , Class A ............................................. 51,652 3,770
Symbotic, Inc. , Class A (a) (b) .............................................. 171,723 7,719
TaskUS, Inc. , Class A .................................................... 110,618 518
Tutor Perini Corp. ...................................................... 87,864 7,290
Upwork, Inc. (a) (b) ...................................................... 529,768 4,429
Verra Mobility Corp. , Class A (a) ............................................ 522,944 2,223
81,331
IT Services (4.9%):
Amdocs Ltd. .......................................................... 82,523 4,171
Commerce.com, Inc. (a) .................................................. 222,045 657
EPAM Systems, Inc. (a) (b) ................................................. 70,013 5,555
Gartner, Inc. (a) ........................................................ 36,938 4,788
Globant SA (a) (b) ....................................................... 118,167 3,420
GoDaddy, Inc. , Class A (a) ................................................. 117,543 9,977
Grid Dynamics Holdings, Inc. (a) ............................................ 185,713 1,055
29,623
Materials (0.8%):
Century Aluminum Co. (a) ................................................. 108,064 4,972

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
40
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Semiconductors & Semiconductor Equipment (0.9%):
Cirrus Logic, Inc. (a) ..................................................... 19,470 $ 2,892
Universal Display Corp. .................................................. 28,235 2,445
5,337
Software (18.3%):
8x8, Inc. (a) ........................................................... 342,550 586
Alarm.com Holdings, Inc. (a) ............................................... 49,392 2,308
BILL Holdings, Inc. (a) ................................................... 138,107 4,994
Blackbaud, Inc. (a) ...................................................... 167,077 4,949
BlackLine, Inc. (a) (b) .................................................... 78,910 2,215
Box, Inc. , Class A (a) .................................................... 128,202 3,402
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 661,253 3,412
Clear Secure, Inc. , Class A ................................................ 77,357 4,311
Docusign, Inc. , Class A (a) ................................................. 174,978 7,772
Dolby Laboratories, Inc. , Class A ........................................... 72,011 3,786
Dropbox, Inc. , Class A (a) ................................................. 208,229 5,720
eGain Corp. (a) ......................................................... 79,126 498
Five9, Inc. (a) .......................................................... 131,459 2,803
Freshworks, Inc. , Class A (a) ............................................... 530,638 5,370
HubSpot, Inc. (a) ....................................................... 20,865 3,808
Intapp, Inc. (a) ......................................................... 93,040 2,346
LiveRamp Holdings, Inc. (a) ............................................... 65,777 2,476
Mitek Systems, Inc. (a) ................................................... 60,472 1,217
N-able, Inc. (a) ......................................................... 185,779 682
OneSpan, Inc. ......................................................... 41,584 597
PagerDuty, Inc. (a) ...................................................... 332,423 3,208
Pegasystems, Inc. ....................................................... 139,729 4,188
Progress Software Corp. (a) ................................................ 114,236 3,836
Q2 Holdings, Inc. (a) ..................................................... 54,315 2,613
Qualys, Inc. (a) ......................................................... 29,768 4,093
Rapid7, Inc. (a) ......................................................... 406,950 3,296
RingCentral, Inc. , Class A ................................................. 145,937 5,689
Sprinklr, Inc. , Class A (a) .................................................. 761,460 3,929
Sprout Social, Inc. , Class A (a) .............................................. 189,063 1,427
SPS Commerce, Inc. (a) ................................................... 51,866 2,965
Telos Corp. (a) ......................................................... 131,369 604
Tenable Holdings, Inc. (a) ................................................. 109,165 4,026
UiPath, Inc. , Class A (a) (b) ................................................ 351,039 3,816
Workiva, Inc. , Class A (a) ................................................. 47,950 2,326
Yext, Inc. (a) ........................................................... 353,916 1,653
110,921
Technology Hardware, Storage & Peripherals (0.2%):
Immersion Corp. ....................................................... 89,248 604
Turtle Beach Corp. (a) .................................................... 44,440 554
1,158
Total Common Stocks (Cost $575,795)
a
a
a
603,280
Short-Term Investments (3.0%)
Collateral for Securities Loaned (3.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 4,536,407 4,537
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 4,536,407 4,536
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 4,536,407 4,537
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 4,536,407 4,536
18,146
Total Short-Term Investments (Cost $18,146)
a
a
a
18,146
Total Investments (Cost $593,941) — 102.5% 621,426
Liabilities in excess of other assets —  (2.5)% (15,358)
NET ASSETS - 100.00% $ 606,068
^ Purchased with cash collateral from securities on loan.

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
41
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures .......... 18 9/18/26 $ 2,699 $ 2,741 $ 42
Total unrealized appreciation $ 42
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 42

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
42
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (4.8%):
Pinterest, Inc. , Class A (a) ................................................. 276,504 $ 5,815
Reddit, Inc. , Class A (a) ................................................... 33,070 5,740
Roku, Inc. , Class A (a) .................................................... 59,076 8,160
Spotify Technology SA (a) ................................................. 15,089 6,928
The New York Times Co. , Class A ........................................... 75,428 5,279
The Trade Desk, Inc. , Class A (a) ............................................ 275,723 4,985
TKO Group Holdings, Inc. , Class A .......................................... 24,791 4,991
41,898
Communications Equipment (1.2%):
Arista Networks, Inc. (a) .................................................. 59,744 10,149
Consumer Discretionary (8.8%):
Airbnb, Inc. , Class A (a) .................................................. 42,002 6,010
Booking Holdings, Inc. ................................................... 64,866 11,562
Brinker International, Inc. (a) ............................................... 19,068 3,203
Deckers Outdoor Corp. (a) ................................................. 26,121 2,594
DoorDash, Inc. , Class A (a) ................................................ 43,200 7,972
DraftKings, Inc. (a) ...................................................... 134,078 3,387
Hilton Worldwide Holdings, Inc. ............................................ 28,337 9,364
Marriott International, Inc. , Class A .......................................... 32,363 11,994
SharkNinja, Inc. (a) ...................................................... 33,601 5,116
Viking Holdings Ltd. (a) .................................................. 102,850 10,765
Wayfair, Inc. , Class A (a) .................................................. 53,875 4,979
76,946
Consumer Staples (2.3%):
Coca-Cola Consolidated, Inc. .............................................. 34,568 6,600
Maplebear, Inc. (a) ...................................................... 86,710 4,106
Monster Beverage Corp. (a) ................................................ 93,866 9,022
19,728
Electronic Equipment, Instruments & Components (1.3%):
Amphenol Corp. , Class A ................................................. 66,516 11,728
Energy (0.7%):
Viper Energy, Inc. , Class A ................................................ 137,402 5,826
Health Care (14.1%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 11,417 3,437
Cardinal Health, Inc. .................................................... 45,536 10,818
Cencora, Inc. .......................................................... 17,427 4,931
Corcept Therapeutics, Inc. (a) .............................................. 22,176 1,928
Dexcom, Inc. (a) ........................................................ 56,049 3,775
Eli Lilly & Co. ......................................................... 16,569 19,874
Halozyme Therapeutics, Inc. (a) ............................................. 78,532 6,147
IDEXX Laboratories, Inc. (a) ............................................... 6,827 3,594
Incyte Corp. (a) ......................................................... 95,892 10,871
Intuitive Surgical, Inc. (a) ................................................. 19,548 7,774
McKesson Corp. ....................................................... 8,425 6,366
Medpace Holdings, Inc. (a) ................................................ 10,659 5,645
Neurocrine Biosciences, Inc. (a) ............................................. 35,983 6,064
ResMed, Inc. .......................................................... 33,165 6,463
Royalty Pharma PLC , Class A .............................................. 293,900 16,479
TG Therapeutics, Inc. (a) .................................................. 45,400 2,494
Veeva Systems, Inc. , Class A (a) ............................................. 40,114 7,119
123,779
Industrials (20.0%):
Argan, Inc. ........................................................... 10,051 8,026
Caterpillar, Inc. ........................................................ 31,341 33,375
Cintas Corp. .......................................................... 39,436 6,707
Comfort Systems USA, Inc. ............................................... 8,347 16,544
EMCOR Group, Inc. .................................................... 12,305 10,212
GE Vernova, Inc. ....................................................... 18,027 21,179

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
43
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Howmet Aerospace, Inc. .................................................. 30,514 $ 8,204
IES Holdings, Inc. (a) .................................................... 10,525 7,732
Nextpower, Inc. , Class A (a) ................................................ 51,814 6,173
Powell Industries, Inc. ................................................... 25,931 7,426
Rollins, Inc. ........................................................... 102,002 4,258
Sterling Infrastructure, Inc. (a) .............................................. 11,559 9,702
Trane Technologies PLC .................................................. 10,866 5,337
Uber Technologies, Inc. (a) ................................................ 137,242 9,903
UL Solutions, Inc. , Class A (b) .............................................. 41,568 4,234
Vertiv Holdings Co. , Class A ............................................... 51,173 17,134
176,146
IT Services (0.4%):
Snowflake, Inc. , Class A (a) ................................................ 13,924 3,544
Materials (3.6%):
Coeur Mining, Inc. ...................................................... 438,960 7,164
Hecla Mining Co. ....................................................... 514,271 7,935
Newmont Corp. ........................................................ 175,607 16,402
31,501
Semiconductors & Semiconductor Equipment (17.7%):
Applied Materials, Inc. ................................................... 38,136 27,572
Astera Labs, Inc. (a) ..................................................... 21,287 10,282
Broadcom, Inc. ........................................................ 51,556 19,475
Credo Technology Group Holding Ltd. (a) ..................................... 27,072 7,362
KLA Corp. ........................................................... 70,353 21,226
Lam Research Corp. ..................................................... 63,121 27,352
Monolithic Power Systems, Inc. ............................................ 5,453 7,538
NVIDIA Corp. ......................................................... 153,065 30,627
Rambus, Inc. (a) ........................................................ 35,552 4,719
156,153
Software (15.9%):
Adobe, Inc. (a) ......................................................... 51,725 10,605
AppLovin Corp. , Class A (a) ............................................... 14,603 7,524
Atlassian Corp. , Class A (a) ................................................ 56,652 4,407
Autodesk, Inc. (a) ....................................................... 28,549 5,550
Cadence Design Systems, Inc. (a) ............................................ 13,217 4,961
Circle Internet Group, Inc. , Class A (a) ........................................ 33,984 2,128
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 8,474 6,467
Datadog, Inc. , Class A (a) ................................................. 25,680 6,686
Docusign, Inc. , Class A (a) ................................................. 127,448 5,661
Dynatrace, Inc. (a) ...................................................... 78,773 3,459
Fair Isaac Corp. (a) ...................................................... 3,565 4,259
Fortinet, Inc. (a) ........................................................ 43,734 6,718
HubSpot, Inc. (a) ....................................................... 22,973 4,193
InterDigital, Inc. ....................................................... 8,875 2,513
Intuit, Inc. ............................................................ 37,626 9,820
Manhattan Associates, Inc. (a) .............................................. 20,401 2,841
Nutanix, Inc. , Class A (a) .................................................. 80,597 4,107
Palantir Technologies, Inc. , Class A (a) ........................................ 39,759 4,639
Palo Alto Networks, Inc. (a) ................................................ 28,027 9,558
Rubrik, Inc. , Class A (a) .................................................. 33,970 2,727
Salesforce, Inc. ........................................................ 64,240 10,064
Samsara, Inc. , Class A (a) ................................................. 72,214 2,342
ServiceNow, Inc. (a) ..................................................... 72,631 7,211
Workday, Inc. , Class A (a) ................................................. 51,256 6,275
Zscaler, Inc. (a) ......................................................... 32,191 4,544
139,259
Technology Hardware, Storage & Peripherals (7.6%):
Dell Technologies, Inc. , Class C ............................................ 56,931 24,563
Everpure, Inc. , Class A (a) ................................................. 52,802 4,160

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
44
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sandisk Corp. (a) ....................................................... 16,548 $ 37,626
66,349
Utilities (1.4%):
Talen Energy Corp. (a) ................................................... 15,985 6,142
Vistra Corp. ........................................................... 40,932 6,493
12,635
Total Common Stocks (Cost $721,197)
a
a
a
875,641
Total Investments (Cost $721,197) — 99.8% 875,641
Other assets in excess of liabilities —  0.2% 1,802
NET ASSETS - 100.00% $ 877,443
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 5 9/18/26 $ 1,881 $ 1,887 $ 6
Total unrealized appreciation $ 6
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares International Free Cash Flow ETF
45
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (4.2%):
Energy (1.4%):
Santos Ltd. ........................................................... 496,974 $ 2,480
Health Care (1.3%):
CSL Ltd. ............................................................. 32,863 2,611
Industrials (0.7%):
Computershare Ltd. ..................................................... 44,963 1,191
Utilities (0.8%):
Origin Energy Ltd. ...................................................... 186,142 1,415
7,697
Austria (0.6%):
Industrials (0.6%):
ANDRITZ AG ......................................................... 11,898 1,028
Canada (21.6%):
Communication Services (1.4%):
Quebecor, Inc. , Class B ................................................... 18,676 891
Rogers Communications, Inc. , Class B ........................................ 48,326 1,572
2,463
Consumer Discretionary (1.3%):
Magna International, Inc. ................................................. 35,559 2,335
Energy (6.1%):
Canadian Natural Resources Ltd. ............................................ 76,465 3,026
Imperial Oil Ltd. ....................................................... 23,841 2,677
Suncor Energy, Inc. ..................................................... 66,242 3,565
Whitecap Resources, Inc. ................................................. 180,698 1,877
11,145
Information Technology (2.6%):
CGI, Inc. ............................................................. 38,944 2,517
Constellation Software, Inc. ............................................... 1,134 2,135
4,652
Materials (10.2%):
Agnico Eagle Mines Ltd. ................................................. 20,524 3,184
Barrick Mining Corp. .................................................... 82,825 3,042
CCL Industries, Inc. , Class B .............................................. 14,665 956
DPM Metals, Inc. ....................................................... 46,108 1,498
Kinross Gold Corp. ..................................................... 176,337 4,166
Lundin Gold, Inc. ....................................................... 24,665 1,331
LunR Royalties Corp. (a) .................................................. 2,555 34
OceanaGold Corp. ...................................................... 82,370 2,065
Pan American Silver Corp. ................................................ 57,944 2,595
18,871
39,466
Denmark (2.4%):
Health Care (1.5%):
Coloplast A/S , Class B ................................................... 15,167 863
Genmab A/S (a) ........................................................ 6,251 1,716
2,579
Industrials (0.9%):
Vestas Wind Systems A/S ................................................. 60,731 1,714
4,293
Finland (0.5%):
Industrials (0.5%):
Konecranes Oyj ........................................................ 30,798 946

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
46
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
France (12.9%):
Communication Services (1.8%):
Publicis Groupe SA ..................................................... 32,424 $ 3,203
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 3,629 771
Health Care (3.1%):
Ipsen SA ............................................................. 7,999 1,543
Sanofi SA ............................................................ 47,221 4,050
5,593
Industrials (5.1%):
Bouygues SA .......................................................... 31,345 1,748
Bureau Veritas SA ...................................................... 38,520 1,179
Eiffage SA ............................................................ 15,481 2,283
SPIE SA ............................................................. 18,283 1,053
Vinci SA ............................................................. 21,825 3,187
9,450
Information Technology (2.5%):
Capgemini SE ......................................................... 26,274 2,640
Dassault Systemes SE .................................................... 96,828 1,971
4,611
23,628
Germany (5.0%):
Consumer Staples (0.5%):
Beiersdorf AG ......................................................... 10,030 863
Industrials (1.5%):
Deutsche Lufthansa AG , Registered Shares .................................... 148,448 1,698
GEA Group AG ........................................................ 15,146 1,039
2,737
Information Technology (1.9%):
Nemetschek SE ........................................................ 8,466 514
SAP SE .............................................................. 19,410 2,971
3,485
Materials (1.1%):
Heidelberg Materials AG ................................................. 10,919 2,082
9,167
Hong Kong (3.1%):
Consumer Discretionary (0.7%):
Galaxy Entertainment Group Ltd. ........................................... 340,262 1,276
Consumer Staples (1.4%):
WH Group Ltd. (b) ...................................................... 2,470,000 2,611
Industrials (1.0%):
Techtronic Industries Co. Ltd. .............................................. 109,863 1,814
5,701
Israel (1.2%):
Information Technology (1.2%):
Check Point Software Technologies Ltd. (a) .................................... 16,952 2,228
Italy (1.9%):
Energy (1.0%):
Saipem SpA ........................................................... 352,322 1,774
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,106 710
Materials (0.5%):
Buzzi SpA ............................................................ 19,544 1,000
3,484

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
47
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (24.3%):
Communication Services (1.7%):
LY Corp. ............................................................. 384,400 $ 1,026
Nexon Co. Ltd. ........................................................ 149,700 1,976
3,002
Consumer Discretionary (7.9%):
Aisin Corp. ........................................................... 137,000 1,842
Bandai Namco Holdings, Inc. .............................................. 62,000 1,443
Bridgestone Corp. (c) .................................................... 109,900 2,305
Denso Corp. .......................................................... 221,000 2,550
Sanrio Co. Ltd. ........................................................ 120,100 813
Sekisui House Ltd. ...................................................... 61,400 1,277
Sony Group Corp. ...................................................... 135,400 2,732
Subaru Corp. .......................................................... 112,300 1,651
14,613
Consumer Staples (1.1%):
Kao Corp. ............................................................ 63,000 1,249
Toyo Suisan Kaisha Ltd. .................................................. 10,300 658
1,907
Health Care (3.9%):
Astellas Pharma, Inc. .................................................... 151,300 2,024
Ono Pharmaceutical Co. Ltd. .............................................. 108,000 1,586
Shionogi & Co. Ltd. ..................................................... 75,900 1,302
Takeda Pharmaceutical Co. Ltd. ............................................ 74,400 2,358
7,270
Industrials (3.8%):
Japan Airlines Co. Ltd. ................................................... 47,600 834
Kandenko Co. Ltd. ...................................................... 21,000 868
Kawasaki Kisen Kaisha Ltd. ............................................... 86,500 1,322
Makita Corp. .......................................................... 19,500 695
Obayashi Corp. ........................................................ 104,800 2,100
Secom Co. Ltd. ........................................................ 28,300 1,124
6,943
Information Technology (5.3%):
Canon, Inc. ........................................................... 71,500 1,824
Kioxia Holdings Corp. (a) ................................................. 7,500 4,136
NEC Corp. ........................................................... 89,500 2,161
Obic Co. Ltd. .......................................................... 28,300 665
Otsuka Corp. (c) ........................................................ 46,000 785
9,571
Materials (0.6%):
Nitto Denko Corp. ...................................................... 56,200 1,096
44,402
Netherlands (3.3%):
Consumer Staples (2.2%):
Heineken NV .......................................................... 23,276 1,957
Koninklijke Ahold Delhaize NV ............................................ 49,652 1,998
3,955
Industrials (1.1%):
Wolters Kluwer NV ..................................................... 32,856 2,119
6,074
Norway (3.2%):
Consumer Staples (0.5%):
Orkla ASA ............................................................ 78,162 823
Energy (2.7%):
Aker BP ASA ......................................................... 39,377 1,206
Frontline PLC ......................................................... 53,389 1,853

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
48
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Var Energi ASA ........................................................ 451,099 $ 1,878
4,937
5,760
Portugal (1.0%):
Energy (1.0%):
Galp Energia SGPS SA ................................................... 88,244 1,880
Singapore (0.7%):
Industrials (0.7%):
Singapore Airlines Ltd. ................................................... 208,100 1,236
Spain (0.9%):
Consumer Discretionary (0.9%):
Amadeus IT Group SA ................................................... 29,044 1,695
Sweden (2.1%):
Consumer Discretionary (1.6%):
Autoliv, Inc. .......................................................... 9,578 1,113
Evolution AB (a) (b) ..................................................... 25,623 1,758
2,871
Industrials (0.5%):
Securitas AB , Class B .................................................... 54,085 888
3,759
Switzerland (1.0%):
Consumer Staples (1.0%):
Barry Callebaut AG , Registered Shares ....................................... 1,329 1,844
United Kingdom (9.3%):
Communication Services (1.0%):
Informa PLC .......................................................... 150,011 1,799
Energy (1.6%):
Subsea 7 SA .......................................................... 43,451 1,485
TechnipFMC PLC ...................................................... 21,364 1,416
2,901
Health Care (2.2%):
GSK PLC ............................................................ 111,825 2,938
Smith & Nephew PLC ................................................... 75,150 1,087
4,025
Industrials (1.6%):
International Consolidated Airlines Group SA ................................... 469,892 2,975
Information Technology (0.6%):
The Sage Group PLC .................................................... 99,351 1,075
Materials (2.3%):
Endeavour Mining PLC .................................................. 84,195 4,135
16,910
Total Common Stocks (Cost $182,223) 181,198
Total Investments (Cost $182,223) — 99.2% 181,198
Other assets in excess of liabilities — 0.8% 1,478
NET ASSETS - 100.00% $ 182,676
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $4,369
(thousands) and amounted to 2.4% of net assets.
(c) All or a portion of this security is on loan.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
49
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 8 9/18/26 $ 1,254 $ 1,258 $ 4
Total unrealized appreciation $ 4
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
50
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (2.2%):
Health Care (0.3%):
Pro Medicus Ltd. ....................................................... 5,362 $ 755
Industrials (1.3%):
Brambles Ltd. ......................................................... 139,580 1,882
Computershare Ltd. ..................................................... 67,221 1,781
3,663
Materials (0.6%):
Evolution Mining Ltd. ................................................... 220,407 1,793
6,211
Belgium (2.0%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 3,335 649
Health Care (1.8%):
UCB SA ............................................................. 17,146 5,133
5,782
Canada (15.5%):
Consumer Discretionary (0.8%):
Dollarama, Inc. ........................................................ 8,100 1,072
Gildan Activewear, Inc. , Class A ............................................ 22,247 1,148
2,220
Industrials (2.0%):
Bombardier, Inc. , Class B (a) ............................................... 24,448 5,630
Information Technology (2.9%):
Celestica, Inc. (a) ....................................................... 9,849 3,593
Constellation Software, Inc. ............................................... 1,484 2,794
Shopify, Inc. , Class A (a) .................................................. 14,385 1,642
8,029
Materials (9.8%):
Agnico Eagle Mines Ltd. ................................................. 22,349 3,467
Alamos Gold, Inc. ...................................................... 46,288 1,404
Barrick Mining Corp. .................................................... 172,790 6,347
DPM Metals, Inc. ....................................................... 71,595 2,325
First Majestic Silver Corp. ................................................ 111,853 1,897
IAMGOLD Corp. (a) ..................................................... 188,995 2,994
Kinross Gold Corp. ..................................................... 179,175 4,232
Lundin Gold, Inc. ....................................................... 16,456 888
LunR Royalties Corp. (a) .................................................. 8,782 117
OceanaGold Corp. ...................................................... 69,342 1,738
Pan American Silver Corp. ................................................ 67,094 3,005
28,414
44,293
Denmark (4.2%):
Health Care (2.6%):
Genmab A/S (a) ........................................................ 6,041 1,658
Novo Nordisk A/S , Class B ................................................ 119,468 5,746
7,404
Industrials (1.6%):
Vestas Wind Systems A/S ................................................. 162,383 4,583
11,987
Finland (1.8%):
Health Care (0.3%):
Orion Oyj , Class B ...................................................... 12,018 988
Industrials (1.5%):
Wartsila Oyj Abp ....................................................... 110,700 4,222
5,210

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
51
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
France (5.5%):
Consumer Discretionary (1.3%):
Hermes International SCA ................................................ 1,994 $ 3,640
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 4,599 977
Health Care (0.8%):
Ipsen SA ............................................................. 12,419 2,395
Industrials (3.1%):
Safran SA ............................................................ 6,950 2,739
Schneider Electric SE .................................................... 9,512 3,102
SPIE SA ............................................................. 14,341 826
Thales SA ............................................................ 8,538 2,193
8,860
15,872
Germany (8.1%):
Industrials (6.0%):
HOCHTIEF AG ........................................................ 8,140 4,715
Nordex SE (a) .......................................................... 59,554 3,143
Rational AG .......................................................... 736 539
Rheinmetall AG ........................................................ 1,888 2,137
Siemens Energy AG ..................................................... 35,012 6,632
17,166
Information Technology (2.1%):
Nemetschek SE ........................................................ 15,120 917
SAP SE .............................................................. 33,451 5,121
6,038
23,204
Ireland (0.5%):
Industrials (0.5%):
Ryanair Holdings PLC ................................................... 49,574 1,549
Israel (2.3%):
Industrials (0.9%):
Elbit Systems Ltd. ...................................................... 3,396 2,577
Information Technology (1.4%):
Next Vision Stabilized Systems Ltd. ......................................... 13,891 1,124
Nova Ltd. (a) .......................................................... 5,174 2,809
3,933
6,510
Italy (2.1%):
Consumer Discretionary (0.9%):
Ferrari NV ............................................................ 7,283 2,699
Energy (0.9%):
Saipem SpA ........................................................... 513,628 2,587
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 13,021 763
6,049
Japan (23.8%):
Communication Services (0.5%):
Konami Group Corp. .................................................... 7,200 783
Nexon Co. Ltd. ........................................................ 57,700 761
1,544
Consumer Discretionary (3.3%):
Asics Corp. ........................................................... 59,600 1,604
Bandai Namco Holdings, Inc. .............................................. 70,800 1,648
Fast Retailing Co. Ltd. ................................................... 10,100 5,145

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
52
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Sanrio Co. Ltd. ........................................................ 142,500 $ 964
9,361
Industrials (4.9%):
Fujikura Ltd. .......................................................... 167,200 6,415
Mitsubishi Heavy Industries Ltd. ............................................ 98,900 2,230
Obayashi Corp. ........................................................ 121,200 2,428
Recruit Holdings Co. Ltd. ................................................. 41,400 2,885
13,958
Information Technology (15.1%):
Advantest Corp. ........................................................ 45,700 9,091
Disco Corp. ........................................................... 7,800 3,899
Kioxia Holdings Corp. (a) ................................................. 23,300 12,851
Lasertec Corp. ......................................................... 14,900 4,555
Obic Co. Ltd. .......................................................... 40,100 943
Otsuka Corp. (b) ........................................................ 25,700 438
SCREEN Holdings Co. Ltd. ............................................... 33,400 3,658
Tokyo Electron Ltd. ..................................................... 16,000 7,593
43,028
67,891
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd. ....................................................... 451,686 752
Netherlands (8.5%):
Communication Services (0.9%):
Universal Music Group NV ................................................ 125,312 2,624
Health Care (1.5%):
Argenx SE (a) .......................................................... 4,534 4,203
Industrials (0.9%):
Airbus SE ............................................................ 11,178 2,484
Information Technology (5.2%):
ASM International NV ................................................... 3,008 3,438
ASML Holding NV ..................................................... 5,946 11,695
15,133
24,444
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 30,802 682
Norway (1.0%):
Energy (0.6%):
Frontline PLC ......................................................... 52,551 1,823
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 37,537 1,132
2,955
Singapore (2.4%):
Consumer Discretionary (1.5%):
Sea Ltd. , ADR (a) ....................................................... 45,832 4,392
Industrials (0.9%):
Singapore Technologies Engineering Ltd. ...................................... 307,500 2,470
6,862
Spain (2.4%):
Consumer Discretionary (2.1%):
Amadeus IT Group SA ................................................... 47,906 2,796
Industria de Diseno Textil SA .............................................. 50,511 3,180
5,976

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
53
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.3%):
Indra Sistemas SA ...................................................... 17,564 $ 962
6,938
Sweden (2.1%):
Consumer Discretionary (0.3%):
Evolution AB (a) (c) ...................................................... 14,502 995
Industrials (1.8%):
AddTech AB , B Shares ................................................... 19,149 674
Alfa Laval AB ......................................................... 43,581 2,594
Epiroc AB , Class A ...................................................... 68,678 1,884
5,152
6,147
Switzerland (2.2%):
Consumer Discretionary (0.4%):
On Holding AG , Class A (a) ................................................ 28,634 1,014
Industrials (1.8%):
Accelleron Industries AG ................................................. 14,673 1,508
Belimo Holding AG , Registered Shares ....................................... 597 673
VAT Group AG (c) ...................................................... 3,574 3,124
5,305
6,319
United Kingdom (12.6%):
Consumer Discretionary (2.9%):
Compass Group PLC .................................................... 55,471 1,792
InterContinental Hotels Group PLC .......................................... 29,313 5,049
Next PLC ............................................................ 7,596 1,465
8,306
Energy (2.7%):
Subsea 7 SA .......................................................... 61,500 2,101
TechnipFMC PLC ...................................................... 85,122 5,644
7,745
Health Care (2.1%):
AstraZeneca PLC ....................................................... 32,073 5,997
Industrials (2.3%):
Babcock International Group PLC ........................................... 40,736 514
Diploma PLC ......................................................... 19,886 1,880
Rolls-Royce Holdings PLC ................................................ 219,678 4,209
6,603
Information Technology (1.6%):
Halma PLC ........................................................... 56,216 2,933
The Sage Group PLC .................................................... 165,985 1,796
4,729
Materials (1.0%):
Endeavour Mining PLC .................................................. 59,172 2,907
36,287
Total Common Stocks (Cost $244,526) 285,944
Total Investments (Cost $244,526) — 99.7% 285,944
Other assets in excess of liabilities — 0.3% 1,003
NET ASSETS - 100.00% $ 286,947
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $4,119
(thousands) and amounted to 1.4% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
54
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures .......... 6 9/18/26 $ 945 $ 944 $ (1)
Total unrealized appreciation $ —
Total unrealized depreciation (1)
Total net unrealized appreciation (depreciation) $ (1)

Statements of Assets and Liabilities
June 30, 2026
55
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
Assets:
Investments, at value (Cost $382,067, $346,017 and $237,997) $ 535,401 (a) $ 395,075 (b) $ 270,762 (c)
Cash 1,001 1,336 916
Futures contracts collateral 75 165 115
Receivables:
Dividends, interest, and securities lending income 456 820 433
From Adviser 2 4 4
Variation margin on open futures contracts 5 7 5
Reclaims 1 — —
Prepaid expenses 2 2 1
Total Assets 536,943 397,409 272,236
Liabilities:
Payables:
Collateral received on loaned securities 3,248 5,613 12,957
Accrued expenses and other payables:
Investment advisory fees 132 96 63
Administration fees 9 7 4
Custodian fees 4 3 2
Compliance fees — (d) — (d) — (d)
Trustees' fees — (d) — (d) — (d)
Other accrued expenses 28 26 24
Total Liabilities 3,421 5,745 13,050
Commitments and contingencies (Note 5 )
Net Assets:
Capital 441,279 378,440 315,826
Total accumulated earnings (loss) 92,243 13,224 (56,640)
Net Assets $ 533,522 $ 391,664 $ 259,186
Shares outstanding (unlimited shares authorized, no par value): 5,400 5,050 3,950
Net asset value: $ 98.80 $ 77.56 $ 65.62
(a) Includes $3,197 thousand of securities on loan.
(b) Includes $5,503 thousand of securities on loan.
(c) Includes $12,670 thousand of securities on loan.
(d) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2026
56
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
Assets:
Investments, at value (Cost $228,639, $134,796 and $331,423) $ 250,567 (a) $ 155,083 $ 414,736 (b)
Cash 607 235 —
Futures contracts collateral 91 77 87
Receivables:
Dividends, interest, and securities lending income 587 126 350
Investments sold 2,895 — —
From Adviser 4 5 2
Variation margin on open futures contracts 5 2 5
Reclaims — — 1
Prepaid expenses 1 1 2
Total Assets 254,757 155,529 415,183
Liabilities:
Payables:
Collateral received on loaned securities 10,395 — 2,605
Capital shares redeemed 2,908 — —
Accrued expenses and other payables:
Investment advisory fees 59 38 101
Administration fees 4 3 7
Custodian fees 2 1 3
Compliance fees — (c) — (c) — (c)
Trustees' fees — (c) — (c) — (c)
Other accrued expenses 21 21 25
Total Liabilities 13,389 63 2,741
Commitments and contingencies (Note 5 )
Net Assets:
Capital 237,931 152,213 461,084
Total accumulated earnings (loss) 3,437 3,253 (48,642)
Net Assets $ 241,368 $ 155,466 $ 412,442
Shares outstanding (unlimited shares authorized, no par value): 4,150 2,600 5,150
Net asset value: $ 58.16 $ 59.79 $ 80.09
(a) Includes $10,201 thousand of securities on loan.
(b) Includes $2,562 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2026
57
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
Free Cash Flow
ETF
VictoryShares
Small Cap Free
Cash Flow ETF
Assets:
Investments, at value (Cost $645,856, $7,578,802 and $593,941) $ 727,710 (a) $ 7,759,245 $ 621,426 (b)
Cash — 14,863 2,531
Futures contracts collateral 212 2,822 240
Receivables:
Dividends, interest, and securities lending income 1,518 6,027 286
Capital shares issued — 22,417 —
Investments sold — — 340
From Adviser — 175 19
Variation margin on open futures contracts 12 99 14
Prepaid expenses 3 32 3
Total Assets 729,455 7,805,680 624,859
Liabilities:
Payables:
Collateral received on loaned securities 11,683 — 18,146
Investments purchased — 22,347 —
Capital shares redeemed — — 342
Payable to Adviser 1 — —
Accrued expenses and other payables:
Investment advisory fees 177 2,280 230
Administration fees 12 136 11
Custodian fees 5 47 4
Compliance fees — (c) 5 — (c)
Trustees' fees — (c) 2 —
Other accrued expenses 35 466 58
Total Liabilities 11,913 25,283 18,791
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,021,698 8,213,224 630,981
Total accumulated earnings (loss) (304,156) (432,827) (24,913)
Net Assets $ 717,542 $ 7,780,397 $ 606,068
Shares outstanding (unlimited shares authorized, no par value): 9,650 170,070 17,720
Net asset value: $ 74.36 $ 45.75 $ 34.20
(a) Includes $11,358 thousand of securities on loan.
(b) Includes $25,815 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2026
58
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Free Cash Flow
Growth ETF
VictoryShares
International Free
Cash Flow ETF
VictoryShares
International Free
Cash Flow Growth
ETF
Assets:
Investments, at value (Cost $721,197, $182,223 and $244,526) $ 875,641 (a) $ 181,198 (b) $ 285,944 (c)
Foreign currency, at value (Cost $—, $25 and $33) — 25 33
Cash 1,752 1,524 803
Futures contracts collateral 201 117 96
Receivables:
Dividends, interest, and securities lending income 127 242 133
From Adviser 14 17 12
Variation margin on open futures contracts 12 4 3
Reclaims — 56 91
Prepaid expenses 4 1 2
Total Assets 877,751 183,184 287,117
Liabilities:
Payables:
Investments purchased — 389 —
Accrued expenses and other payables:
Investment advisory fees 235 77 119
Administration fees 14 3 5
Custodian fees 5 7 6
Compliance fees 1 — (d) — (d)
Trustees' fees — (d) — (d) — (d)
Other accrued expenses 53 32 40
Total Liabilities 308 508 170
Commitments and contingencies (Note 5 )
Net Assets:
Capital 752,371 192,183 265,205
Total accumulated earnings (loss) 125,072 (9,507) 21,742
Net Assets $ 877,443 $ 182,676 $ 286,947
Shares outstanding (unlimited shares authorized, no par value): 25,600 5,550 8,600
Net asset value: $ 34.28 $ 32.91 $ 33.37
(a) Includes $2 thousand of securities on loan.
(b) Includes $2,536 thousand of securities on loan.
(c) Includes $370 thousand of securities on loan.
(d) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026
59
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 8,691 $ 13,534 $ 9,689
Interest 38 52 37
Securities lending (net of fees) 11 5 19
Foreign tax withholding (1) —(a) (8)
Total Income 8,739 13,591 9,737
Expenses:
Investment advisory fees 1,586 1,105 781
Administration fees 240 167 118
Sub-Administration fees 20 20 20
Custodian fees 23 17 12
Trustees' fees 28 19 15
Compliance fees 4 3 2
Legal and audit fees 35 28 23
Other expenses 52 49 39
Recoupment of prior expenses waived/reimbursed by Adviser 2 — —
Total Expenses 1,990 1,408 1,010
Expenses waived/reimbursed by Adviser (140) (117) (99)
Net Expenses 1,850 1,291 911
Net Investment Income (Loss) 6,889 12,300 8,826
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,251 19,200 (4,412)
Net realized gains (losses) from futures contracts 219 294 394
Net realized gains (losses) from in-kind redemptions 20,943 4,995 6,957
Net change in unrealized appreciation/depreciation on investment securities 23,346 32,140 41,736
Net change in unrealized appreciation/depreciation on futures contracts (35) (53) (24)
Net realized/unrealized gains (losses) on investments 61,724 56,576 44,651
Change in net assets resulting from operations $ 68,613 $ 68,876 $ 53,477
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026
60
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
Investment Income:
Dividends $ 6,861 $ 2,531 $ 6,759
Interest 27 12 7
Securities lending (net of fees) 2 — 6
Foreign tax withholding — —(a) (1)
Total Income 6,890 2,543 6,771
Expenses:
Investment advisory fees 700 432 1,230
Administration fees 106 65 186
Sub-Administration fees 20 20 20
Custodian fees 12 8 18
Trustees' fees 14 8 22
Compliance fees 2 1 3
Legal and audit fees 21 17 30
Other expenses 41 36 46
Recoupment of prior expenses waived/reimbursed by Adviser — — —(a)
Total Expenses 916 587 1,555
Expenses waived/reimbursed by Adviser (99) (83) (120)
Net Expenses 817 504 1,435
Net Investment Income (Loss) 6,073 2,039 5,336
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 9,633 11,511 9,070
Net realized gains (losses) from futures contracts 159 72 188
Net realized gains (losses) from in-kind redemptions 5,890 3,755 11,524
Net change in unrealized appreciation/depreciation on investment securities 11,900 11,712 27,069
Net change in unrealized appreciation/depreciation on futures contracts (26) (11) (31)
Net realized/unrealized gains (losses) on investments 27,556 27,039 47,820
Change in net assets resulting from operations $ 33,629 $ 29,078 $ 53,156
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026
61
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares Free
Cash Flow ETF
VictoryShares
Small Cap Free
Cash Flow ETF
Investment Income:
Dividends $ 26,752 $ 89,261 $ 6,103
Interest 17 481 37
Securities lending (net of fees) 7 7 201
Foreign tax withholding —(a) — —(a)
Total Income 26,776 89,749 6,341
Expenses:
Investment advisory fees 2,182 20,081 2,002
Administration fees 330 2,581 200
Sub-Administration fees 20 20 20
Custodian fees 31 228 20
Trustees' fees 37 239 20
Compliance fees 6 43 3
Legal and audit fees 45 271 30
Other expenses 59 686 87
Recoupment of prior expenses waived/reimbursed by Adviser 14 31 —
Total Expenses 2,724 24,180 2,382
Expenses waived/reimbursed by Adviser (178) (1,767) (196)
Net Expenses 2,546 22,413 2,186
Net Investment Income (Loss) 24,230 67,336 4,155
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 36,310 (364,604) (18,915)
Net realized gains (losses) from futures contracts 614 2,820 477
Net realized gains (losses) from in-kind redemptions 16,597 1,733,683 104,458
Net change in unrealized appreciation/depreciation on investment securities 58,251 107,730 27,492
Net change in unrealized appreciation/depreciation on futures contracts (106) (583) 30
Net realized/unrealized gains (losses) on investments 111,666 1,479,046 113,542
Change in net assets resulting from operations $ 135,896 $ 1,546,382 $ 117,697
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026
62
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares Free
Cash Flow Growth
ETF
VictoryShares
International Free
Cash Flow ETF
VictoryShares
International Free
Cash Flow Growth
ETF
Investment Income:
Dividends $ 2,152 $ 3,710 $ 2,844
Interest 38 17 34
Securities lending (net of fees) —(a) 5 3
Foreign tax withholding — (508) (329)
Total Income 2,190 3,224 2,552
Expenses:
Investment advisory fees 2,258 577 1,012
Administration fees 291 51 90
Sub-Administration fees 20 18 18
Custodian fees 27 35 34
Trustees' fees 28 6 9
Compliance fees 5 1 1
Legal and audit fees 27 55 60
Line of credit fees — —(a) —
Other expenses 71 43 63
Recoupment of prior expenses waived/reimbursed by Adviser 4 — 1
Total Expenses 2,731 786 1,288
Custody waiver — (11) (12)
Expenses waived/reimbursed by Adviser (212) (126) (137)
Net Expenses 2,519 649 1,139
Net Investment Income (Loss) (329) 2,575 1,413
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (3,928) (9,552) (20,557)
Net realized gains (losses) from futures contracts 214 66 125
Net realized gains (losses) from in-kind redemptions 87,295 35,530 43,032
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 97,910 (1,132) 41,238
Net change in unrealized appreciation/depreciation on futures contracts (5) 4 (1)
Net realized/unrealized gains (losses) on investments 181,486 24,916 63,837
Change in net assets resulting from operations $ 181,157 $ 27,491 $ 65,250
(a) Rounds to less than $1 thousand.

63
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares US Large Cap
High Div Volatility Wtd ETF
VictoryShares US Small Cap
High Div Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,889 $ 7,232 $ 12,300 $ 11,725 $ 8,826 $ 9,801
Net realized gains (losses) 38,413 33,918 24,489 23,353 2,939 21,476
Net change in unrealized appreciation/
depreciation 23,311 20,412 32,087 6,238 41,712 (9,897)
Change in net assets resulting from
operations 68,613 61,562 68,876 41,316 53,477 21,380
Change in net assets resulting from
distributions to shareholders (6,984) (7,078) (12,415) (11,453) (8,940) (9,674)
Change in net assets resulting from capital
transactions (55,645) (38,526) (14,214) (16,414) (56,885) (31,732)
Change in net assets 5,984 15,958 42,247 13,449 (12,348) (20,026)
Net Assets:
Beginning of period 527,538 511,580 349,417 335,968 271,534 291,560
End of period $ 533,522 $ 527,538 $ 391,664 $ 349,417 $ 259,186 $ 271,534
Capital Transactions:
Proceeds from shares issued $ — $ 8,437 $ 10,997 $ 9,862 $ 3,028 $ 5,427
Cost of shares redeemed (55,645) (46,963) (25,211) (26,276) (59,913) (37,159)
Change in net assets resulting from capital
transactions $ (55,645) $ (38,526) $ (14,214) $ (16,414) $ (56,885) $ (31,732)
Share Transactions:
Issued — 100 150 150 50 100
Redeemed (600) (550) (350) (400) (1,000) (650)
Change in Shares (600) (450) (200) (250) (950) (550)

64
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,073 $ 6,473 $ 2,039 $ 1,742 $ 5,336 $ 5,862
Net realized gains (losses) 15,682 13,371 15,338 20,033 20,782 20,669
Net change in unrealized appreciation/
depreciation 11,874 4,117 11,701 (9,812) 27,038 23,470
Change in net assets resulting from
operations 33,629 23,961 29,078 11,963 53,156 50,001
Change in net assets resulting from
distributions to shareholders (6,224) (6,236) (2,103) (1,613) (5,419) (5,766)
Change in net assets resulting from capital
transactions (24,256) (21,182) 17,598 (37,937) (52,218) (54,905)
Change in net assets 3,149 (3,457) 44,573 (27,587) (4,481) (10,670)
Net Assets:
Beginning of period 238,219 241,676 110,893 138,480 416,923 427,593
End of period $ 241,368 $ 238,219 $ 155,466 $ 110,893 $ 412,442 $ 416,923
Capital Transactions:
Proceeds from shares issued $ 11,018 $ 35,938 $ 34,690 $ 84,180 $ — $ —
Cost of shares redeemed (35,274) (57,120) (17,092) (122,117) (52,218) (54,905)
Change in net assets resulting from capital
transactions $ (24,256) $ (21,182) $ 17,598 $ (37,937) $ (52,218) $ (54,905)
Share Transactions:
Issued 200 700 650 1,750 — —
Redeemed (650) (1,100) (300) (2,550) (700) (800)
Change in Shares (450) (400) 350 (800) (700) (800)

65
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow
ETF
VictoryShares Small Cap Free
Cash Flow ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 24,230 $ 26,537 $ 67,336 $ 31,702 $ 4,155 $ 2,425
Net realized gains (losses) 53,521 59,062 1,371,899 109,463 86,020 4,118
Net change in unrealized appreciation/
depreciation 58,145 11,150 107,147 72,238 27,522 (368)
Change in net assets resulting from
operations 135,896 96,749 1,546,382 213,403 117,697 6,175
Change in net assets resulting from
distributions to shareholders (24,697) (26,172) (73,239) (31,008) (3,955) (2,414)
Change in net assets resulting from capital
transactions (127,369) (142,124) 2,003,475 3,672,972 210,412 222,915
Change in net assets (16,170) (71,547) 3,476,618 3,855,367 324,154 226,676
Net Assets:
Beginning of period 733,712 805,259 4,303,779 448,412 281,914 55,238
End of period $ 717,542 $ 733,712 $ 7,780,397 $ 4,303,779 $ 606,068 $ 281,914
Capital Transactions:
Proceeds from shares issued $ — $ 12,560 $ 7,705,079 $ 5,773,042 $ 561,417 $ 420,477
Cost of shares redeemed (127,369) (154,684) (5,701,604) (2,100,070) (351,005) (197,562)
Change in net assets resulting from capital
transactions $ (127,369) $ (142,124) $ 2,003,475 $ 3,672,972 $ 210,412 $ 222,915
Share Transactions:
Issued — 200 189,410 168,330 18,220 16,350
Redeemed (1,850) (2,450) (141,110) (61,070) (11,260) (7,710)
Change in Shares (1,850) (2,250) 48,300 107,260 6,960 8,640

66
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Free Cash Flow
Growth ETF
VictoryShares International Free
Cash Flow ETF
VictoryShares International Free
Cash Flow Growth ETF
Year
Ended
June 30, 2026
For the Period
December 4,
2024
(a)
through
June 30, 2025
Year
Ended
June 30, 2026
For the Period
June 26, 2025
(a)
through
June 30, 2025
Year
Ended
June 30, 2026
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (329) $ 88 $ 2,575 $ 4 $ 1,413 $ 2
Net realized gains (losses) 83,581 (1,717) 26,044 — 22,600 —
Net change in unrealized appreciation/
depreciation 97,905 56,545 (1,128) 106 41,237 176
Change in net assets resulting from
operations 181,157 54,916 27,491 110 65,250 178
Change in net assets resulting from
distributions to shareholders (79) (47) (2,168) — (1,367) —
Change in net assets resulting from capital
transactions 157,735 483,761 145,820 11,423 211,496 11,390
Change in net assets 338,813 538,630 171,143 11,533 275,379 11,568
Net Assets:
Beginning of period 538,630 — 11,533 — 11,568 —
End of period $ 877,443 $ 538,630 $ 182,676 $ 11,533 $ 286,947 $ 11,568
Capital Transactions:
Proceeds from shares issued $ 526,507 $ 606,743 $ 278,507 $ 11,423 $ 344,863 $ 11,390
Cost of shares redeemed (368,772) (122,982) (132,687) — (133,367) —
Change in net assets resulting from capital
transactions $ 157,735 $ 483,761 $ 145,820 $ 11,423 $ 211,496 $ 11,390
Share Transactions:
Issued 18,550 25,400 9,450 450 12,550 450
Redeemed (13,375) (4,975) (4,350) — (4,400) —
Change in Shares 5,175 20,425 5,100 450 8,150 450
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
67
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $87.92 $79.31 $71.20 $64.27 $71.26
Investment Activities:
Net investment income (loss)(a) 1.20 1.16 1.08 1.08 0.94
Net realized and unrealized gains (losses) 10.90 8.59 8.14 6.95 (6.99)
Total from Investment Activities 12.10 9.75 9.22 8.03 (6.05)
Distributions to Shareholders from:
Net investment income (1.22) (1.14) (1.11) (1.10) (0.94)
Total Distributions (1.22) (1.14) (1.11) (1.10) (0.94)
Net Asset Value, End of Period $98.80 $87.92 $79.31 $71.20 $64.27
Total Return(b) 13.86% 12.36% 13.07% 12.62% (8.63)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.30% 1.37% 1.45% 1.59% 1.30%
Gross Expenses(c) 0.38% 0.39% 0.39% 0.39% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $533,522 $527,538 $511,580 $548,224 $533,403
Portfolio Turnover(d) 29% 24% 21% 24% 21%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $66.56 $61.09 $56.55 $58.02 $56.68
Investment Activities:
Net investment income (loss)(a) 2.39 2.24 2.12 2.04 1.84
Net realized and unrealized gains (losses) 11.03 5.42 4.63 (1.52) 1.30
Total from Investment Activities 13.42 7.66 6.75 0.52 3.14
Distributions to Shareholders from:
Net investment income (2.42) (2.19) (2.21) (1.99) (1.80)
Total Distributions (2.42) (2.19) (2.21) (1.99) (1.80)
Net Asset Value, End of Period $77.56 $66.56 $61.09 $56.55 $58.02
Total Return(b) 20.54% 12.65% 12.24% 0.86% 5.50%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.34% 3.38% 3.65% 3.51% 3.06%
Gross Expenses(c) 0.38% 0.39% 0.40% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $391,664 $349,417 $335,968 $361,890 $284,307
Portfolio Turnover(d) 42% 44% 38% 47% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

69
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $55.42 $53.50 $51.33 $52.43 $59.95
Investment Activities:
Net investment income (loss)(a) 2.05 1.96 1.81 1.97 1.83
Net realized and unrealized gains (losses) 10.22 1.90 2.24 (1.14) (7.52)
Total from Investment Activities 12.27 3.86 4.05 0.83 (5.69)
Distributions to Shareholders from:
Net investment income (2.07) (1.94) (1.88) (1.93) (1.83)
Total Distributions (2.07) (1.94) (1.88) (1.93) (1.83)
Net Asset Value, End of Period $65.62 $55.42 $53.50 $51.33 $52.43
Total Return(b) 22.54% 7.14% 8.02% 1.62% (9.76)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.39% 3.39% 3.45% 3.77% 3.14%
Gross Expenses(c) 0.39% 0.40% 0.40% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $259,186 $271,534 $291,560 $384,979 $270,019
Portfolio Turnover(d) 62% 66% 73% 82% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $51.79 $48.34 $46.24 $41.48 $44.12
Investment Activities:
Net investment income (loss)(a) 1.42 1.35 1.01 0.87 0.70
Net realized and unrealized gains (losses) 6.40 3.41 2.10 4.75 (2.63)
Total from Investment Activities 7.82 4.76 3.11 5.62 (1.93)
Distributions to Shareholders from:
Net investment income (1.45) (1.31) (1.01) (0.86) (0.71)
Total Distributions (1.45) (1.31) (1.01) (0.86) (0.71)
Net Asset Value, End of Period $58.16 $51.79 $48.34 $46.24 $41.48
Total Return(b) 15.34% 9.92% 6.81% 13.68% (4.49)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.60% 2.63% 2.15% 1.97% 1.55%
Gross Expenses(c) 0.39% 0.40% 0.40% 0.40% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $241,368 $238,219 $241,676 $251,999 $277,909
Portfolio Turnover(d) 44% 39% 50% 54% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

71
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $49.29 $45.40 $40.74 $36.75 $38.15
Investment Activities:
Net investment income (loss)(a) 0.79 0.69 0.69 0.76 0.66
Net realized and unrealized gains (losses) 10.52 3.84 4.68 4.01 (1.39)
Total from Investment Activities 11.31 4.53 5.37 4.77 (0.73)
Distributions to Shareholders from:
Net investment income (0.81) (0.64) (0.71) (0.78) (0.67)
Total Distributions (0.81) (0.64) (0.71) (0.78) (0.67)
Net Asset Value, End of Period $59.79 $49.29 $45.40 $40.74 $36.75
Total Return(b) 23.12% 10.01% 13.33% 13.15% (2.04)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.42% 1.43% 1.64% 1.98% 1.66%
Gross Expenses(c) 0.41% 0.42% 0.42% 0.42% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $155,466 $110,893 $138,480 $124,246 $119,441
Portfolio Turnover(d) 55% 71% 48% 73% 63%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $71.27 $64.30 $61.69 $64.36 $71.28
Investment Activities:
Net investment income (loss)(a) 0.97 0.94 1.02 1.29 0.87
Net realized and unrealized gains (losses) 8.84 6.96 2.76 (1.29) (6.95)
Total from Investment Activities 9.81 7.90 3.78 —(b) (6.08)
Distributions to Shareholders from:
Net investment income (0.99) (0.93) (1.17) (1.26) (0.84)
Net realized gains — — — (1.41) —
Total Distributions (0.99) (0.93) (1.17) (2.67) (0.84)
Net Asset Value, End of Period $80.09 $71.27 $64.30 $61.69 $64.36
Total Return(c) 13.86% 12.36% 6.23% (0.12)% (8.67)%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.30% 1.37% 1.66% 2.00% 1.20%
Gross Expenses(d) 0.38% 0.39% 0.40% 0.39% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $412,442 $416,923 $427,593 $669,367 $891,353
Portfolio Turnover(e) 29% 24%(f) 117%(f) 271%(g) 101%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

73
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $63.80 $58.56 $57.64 $66.11 $64.57
Investment Activities:
Net investment income (loss)(a) 2.28 2.14 2.29 2.18 2.14
Net realized and unrealized gains (losses) 10.60 5.21 1.05 (8.47) 1.42
Total from Investment Activities 12.88 7.35 3.34 (6.29) 3.56
Distributions to Shareholders from:
Net investment income (2.32) (2.11) (2.42) (2.18) (2.02)
Total Distributions (2.32) (2.11) (2.42) (2.18) (2.02)
Net Asset Value, End of Period $74.36 $63.80 $58.56 $57.64 $66.11
Total Return(b) 20.57% 12.66% 6.01% (9.69)% 5.49%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.33% 3.37% 4.02% 3.47% 3.13%
Gross Expenses(c) 0.37% 0.38% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $717,542 $733,712 $805,259 $1,585,204 $1,907,396
Portfolio Turnover(d) 43% 45%(e) 196%(e) 333%(f) 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.
(e) Portfolio turnover decreased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to tactical rebalances.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
VictoryShares Free Cash Flow ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $35.34 $30.90 $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.47 0.51 0.42 0.01
Net realized and unrealized gains (losses) 10.47 4.39 5.48 0.39
Total from Investment Activities 10.94 4.90 5.90 0.40
Distributions to Shareholders from:
Net investment income (0.53) (0.46) (0.40) —
Total Distributions (0.53) (0.46) (0.40) —
Net Asset Value, End of Period $45.75 $35.34 $30.90 $25.40
Total Return(c)(d) 31.19% 15.93% 23.39% 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.39% 0.39% 0.35%(g)
Net Investment Income (Loss)(e) 1.17% 1.50% 1.41% 2.30%
Gross Expenses(e)(f) 0.42% 0.44% 0.48% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $7,780,397 $4,303,779 $448,412 $44,700
Portfolio Turnover(c)(h) 149% 142% 118%(i) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.
(i) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

75
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Small Cap Free Cash Flow ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
December 21,
2023(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $26.20 $26.06 $25.00
Investment Activities:
Net investment income (loss)(b) 0.28 0.35 0.21
Net realized and unrealized gains (losses) 7.99 0.14 1.00
Total from Investment Activities 8.27 0.49 1.21
Distributions to Shareholders from:
Net investment income (0.27) (0.35) (0.15)
Total Distributions (0.27) (0.35) (0.15)
Net Asset Value, End of Period $34.20 $26.20 $26.06
Total Return(c)(d) 31.73% 1.94% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49% 0.49% 0.49%
Net Investment Income (Loss)(e) 0.93% 1.37% 1.51%
Gross Expenses(e)(f) 0.53% 0.56% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $606,068 $281,914 $55,238
Portfolio Turnover(c)(g) 134% 125% 77%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
VictoryShares Free Cash Flow
Growth ETF
Year
Ended
June 30, 2026
December 4,
2024(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $26.37 $25.00
Investment Activities:
Net investment income (loss)(b) (0.01) 0.01
Net realized and unrealized gains (losses) 7.92 1.37
Total from Investment Activities 7.91 1.38
Distributions to Shareholders from:
Net investment income —(c) (0.01)
Total Distributions —(c) (0.01)
Net Asset Value, End of Period $34.28 $26.37
Total Return(d)(e) 30.00% 5.51%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.39% 0.39%
Net Investment Income (Loss)(f) (0.05)% 0.06%
Gross Expenses(f)(g) 0.42% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $877,443 $538,630
Portfolio Turnover(d)(h) 131% 96%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

77
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International
Free Cash Flow ETF
Year
Ended
June 30, 2026
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.63 $25.00
Investment Activities:
Net investment income (loss)(b) 0.67 0.02
Net realized and unrealized gains (losses) 7.11 0.61
Total from Investment Activities 7.78 0.63
Distributions to Shareholders from:
Net investment income (0.50) —
Total Distributions (0.50) —
Net Asset Value, End of Period $32.91 $25.63
Total Return(c)(d) 30.56% 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.56%
Net Investment Income (Loss)(e) 2.22% 6.12%
Gross Expenses(e)(f) 0.67% 53.32%
Supplemental Data:
Net Assets at end of period (000's) $182,676 $11,533
Portfolio Turnover(c)(g) 137%(h) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
VictoryShares International
Free Cash Flow Growth ETF
Year
Ended
June 30, 2026
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.71 $25.00
Investment Activities:
Net investment income (loss)(b) 0.20 0.01
Net realized and unrealized gains (losses) 7.63 0.70
Total from Investment Activities 7.83 0.71
Distributions to Shareholders from:
Net investment income (0.17) —
Total Distributions (0.17) —
Net Asset Value, End of Period $33.37 $25.71
Total Return(c)(d) 30.57% 2.82%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.56%
Net Investment Income (Loss)(e) 0.70% 2.52%
Gross Expenses(e)(f) 0.63% 53.18%
Supplemental Data:
Net Assets at end of period (000's) $286,947 $11,568
Portfolio Turnover(c)(g) 103%(h) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

Notes to Financial Statements
June 30, 2026
Victory Portfolios II
79
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 24 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset
Value (“NAV”) only in aggregations of 50,000 shares and 10,000 shares for Free Cash Flow ETF, Small Cap Free Cash Flow ETF and Free
Cash Flow Growth ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF International Free Cash Flow Growth ETF

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
80
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
Free Cash Flow Growth ETF ............................................. 250 2.00%
International Free Cash Flow ETF .......................................... 1,500 2.00%
International Free Cash Flow Growth ETF .................................... 1,500 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
81
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................................... $ 532,153 $ — $ — $ 532,153
Short-Term Investments ......................................... 3,248 — — 3,248
Total ....................................................... $ 535,401 $ — $ — $ 535,401
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (1) — — (1)
Total ....................................................... $ (1) $ — $ — $ (1)
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 389,462 — — 389,462
Short-Term Investments ......................................... 5,613 — — 5,613
Total .......................................................
$ 395,075 $ — $ — $ 395,075
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 5 — — 5
Total ....................................................... $ 5 $ — $ — $ 5
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 257,805 — — 257,805
Short-Term Investments ......................................... 12,957 — — 12,957
Total ....................................................... $ 270,762 $ — $ — $ 270,762
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 17 — — 17
Total ....................................................... $ 17 $ — $ — $ 17
Dividend Accelerator ETF
Common Stocks ............................................... 240,172 — — 240,172
Short-Term Investments ......................................... 10,395 — — 10,395
Total ....................................................... $ 250,567 $ — $ — $ 250,567
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6 — — 6
Total ....................................................... $ 6 $ — $ — $ 6
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................................... 155,083 — — 155,083
Total ....................................................... $ 155,083 $ — $ — $ 155,083
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. —** — — —**
Total ....................................................... $ —** $ — $ — $ —**
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................................... 411,401 — — 411,401
Short-Term Investments ......................................... 3,335 — — 3,335
Total ....................................................... $ 414,736 $ — $ — $ 414,736
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3 — — 3
Total ....................................................... $ 3 $ — $ — $ 3
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................................... 713,796 — — 713,796
Short-Term Investments ......................................... 13,914 — — 13,914
Total ....................................................... $ 727,710 $ — $ — $ 727,710
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 7 — — 7
Total ....................................................... $ 7 $ — $ — $ 7

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
82
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized
Level 1 Level 2 Level 3 Total
Free Cash Flow ETF
Common Stocks ............................................... $ 7,759,245 $ — $ — $ 7,759,245
Total ....................................................... $ 7,759,245 $ — $ — $ 7,759,245
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 54 — — 54
Total ....................................................... $ 54 $ — $ — $ 54
Small Cap Free Cash Flow ETF
Common Stocks ............................................... 603,280 — — 603,280
Short-Term Investments ......................................... 18,146 — — 18,146
Total ....................................................... $ 621,426 $ — $ — $ 621,426
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 42 — — 42
Total ....................................................... $ 42 $ — $ — $ 42
Free Cash Flow Growth ETF
Common Stocks ............................................... 875,641 — — 875,641
Total ....................................................... $ 875,641 $ — $ — $ 875,641
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6 — — 6
Total ....................................................... $ 6 $ — $ — $ 6
International Free Cash Flow ETF
Common Stocks ............................................... 181,198 — — 181,198
Total ....................................................... $ 181,198 $ — $ — $ 181,198
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4 — — 4
Total ....................................................... $ 4 $ — $ — $ 4
International Free Cash Flow Growth ETF
Common Stocks ............................................... 285,944 — — 285,944
Total ....................................................... $ 285,944 $ — $ — $ 285,944
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (1) — — (1)
Total ....................................................... $ (1) $ — $ — $ (1)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
** Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
83
appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Futures
contracts*
Equity Risk Exposure: 144,000 (2,000)
US 500 Volatility Wtd ETF ............................................................... $ – $ 1
US Large Cap High Div Volatility Wtd ETF ................................................... 5 –
US Small Cap High Div Volatility Wtd ETF ................................................... 17 –
Dividend Accelerator ETF ............................................................... 6 –
US Multi-Factor Minimum Volatility ETF .................................................... – –**
US 500 Enhanced Volatility Wtd ETF ....................................................... 3 –
US EQ Income Enhanced Volatility Wtd ETF .................................................. 7 –
Free Cash Flow ETF ................................................................... 54 –
Small Cap Free Cash Flow ETF ........................................................... 42 –
Free Cash Flow Growth ETF ............................................................. 6 –
International Free Cash Flow ETF .......................................................... 4 –
International Free Cash Flow Growth ETF .................................................... – 1
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
** Rounds to less than $1 thousand.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 5,642,000 (841,000)
US 500 Volatility Wtd ETF ........................................................... $ 219 $ (35)
US Large Cap High Div Volatility Wtd ETF ............................................... 294 (53)
US Small Cap High Div Volatility Wtd ETF ............................................... 394 (24)
Dividend Accelerator ETF ........................................................... 159 (26)
US Multi-Factor Minimum Volatility ETF ................................................ 72 (11)
US 500 Enhanced Volatility Wtd ETF ................................................... 188 (31)
US EQ Income Enhanced Volatility Wtd ETF .............................................. 614 (106)
Free Cash Flow ETF ............................................................... 2,820 (583)
Small Cap Free Cash Flow ETF ....................................................... 477 30
Free Cash Flow Growth ETF ......................................................... 214 (5)
International Free Cash Flow ETF ...................................................... 66 4
International Free Cash Flow Growth ETF ................................................ 125 (1)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
84
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statements of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not
US 500 Volatility
Wtd ETF
US Large Cap
High Div Volatility
Wtd ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 1,198 $ 1,462
a
US Small Cap
High Div Volatility
Wtd ETF
Dividend
Accelerator ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 1,054 $ 862
a
US Multi-Factor
Minimum
Volatility ETF
US 500 Enhanced
Volatility Wtd
ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 338 $ 1,002
a
US EQ Income
Enhanced
Volatility Wtd
ETF
Free Cash Flow
ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 2,915 $ 19,798
a
Small Cap Free
Cash Flow ETF
Free Cash Flow
Growth ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 1,753 $ 1,576
a
International Free
Cash Flow ETF
International Free
Cash Flow Growth
ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 569 $ 624
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
85
disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 3,197 $ — $ 3,248
US Large Cap High Div Volatility Wtd ETF .............................. 5,503 — 5,613
US Small Cap High Div Volatility Wtd ETF .............................. 12,670 — 12,957
Dividend Accelerator ETF .......................................... 10,201 — 10,395
US 500 Enhanced Volatility Wtd ETF .................................. 2,562 — 2,605
US EQ Income Enhanced Volatility Wtd ETF ............................. 11,358 — 11,683
Small Cap Free Cash Flow ETF ...................................... 25,815 8,737 18,146
Free Cash Flow Growth ETF ........................................ 2 4 —
International Free Cash Flow ETF ..................................... 2,536 2,709 —
International Free Cash Flow Growth ETF ............................... 370 397 —

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
86
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds' annual and semi-annual reports may be viewed at
vcm.com. As of June 30, 2026, certain affiliated funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 151,080 $ 150,760 $ — $ 55,462
US Large Cap High Div Volatility Wtd ETF ...................... 155,961 155,406 10,943 25,062
US Small Cap High Div Volatility Wtd ETF ...................... 162,300 161,106 3,015 59,578
Dividend Accelerator ETF .................................. 101,839 101,583 10,971 35,114
US Multi-Factor Minimum Volatility ETF ....................... 78,563 78,337 34,578 17,054
US 500 Enhanced Volatility Wtd ETF .......................... 117,042 116,793 — 52,018
US EQ Income Enhanced Volatility Wtd ETF ..................... 310,342 309,023 — 126,662
Free Cash Flow ETF ...................................... 8,613,255 8,519,834 7,679,107 5,772,409
Small Cap Free Cash Flow ETF .............................. 593,372 591,143 559,843 353,173
Free Cash Flow Growth ETF ................................ 854,575 855,085 526,613 368,323
International Free Cash Flow ETF ............................. 253,040 155,459 179,436 132,348
International Free Cash Flow Growth ETF ....................... 258,730 200,346 286,239 133,909
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Small Cap Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.5
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.3
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
87
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
International Free Cash Flow ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.2
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.8
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48.9
International Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Fee Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
88
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’ custodian, the
International Free Cash Flow ETF and International Free Cash Flow Growth ETF’s custodian expenses were waived for the first 6 months of operations, as reflected on the Statements of Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
In Effect Until
October 31, 2026
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 2
US 500 Enhanced Volatility Wtd ETF ...................................................................... —(a)
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 14
Free Cash Flow ETF .................................................................................. 31
Free Cash Flow Growth ETF ............................................................................ 4
International Free Cash Flow Growth ETF ................................................................... 1
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
89
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2026, the Adviser voluntarily waived the following amounts
(amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
June 30, 2027 June 30, 2028 June 30, 2029 Total
US 500 Volatility Wtd ETF .............................................. $ 59 $ 21 $ 10 $ 90
US Large Cap High Div Volatility Wtd ETF .................................. 61 35 27 123
US Small Cap High Div Volatility Wtd ETF .................................. 63 39 36 138
Dividend Accelerator ETF .............................................. 53 43 42 138
US Multi-Factor Minimum Volatility ETF ................................... 48 49 49 146
US 500 Enhanced Volatility Wtd ETF ...................................... 65 23 20 108
US EQ Income Enhanced Volatility Wtd ETF ................................. 89 6 — 95
Free Cash Flow ETF .................................................. 59 432 387 878
Small Cap Free Cash Flow ETF .......................................... 70 73 89 232
Free Cash Flow Growth ETF ............................................ — 114 56 170
International Free Cash Flow ETF ......................................... — 31 99 130
International Free Cash Flow Growth ETF ................................... — 30 89 119
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 1 30
US Large Cap High Div Volatility Wtd ETF .................................................................. 90
US Small Cap High Div Volatility Wtd ETF .................................................................. 6 3
Dividend Accelerator ETF .............................................................................. 57
US Multi-Factor Minimum Volatility ETF ................................................................... 3 4
US 500 Enhanced Volatility Wtd ETF ...................................................................... 100
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 178
Free Cash Flow ETF .................................................................................. 1,380
Small Cap Free Cash Flow ETF .......................................................................... 107
Free Cash Flow Growth ETF ............................................................................ 156
International Free Cash Flow ETF ......................................................................... 27
International Free Cash Flow Growth ETF ................................................................... 4 8
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’ custodian, the
International Free Cash Flow ETF and International Free Cash Flow Growth ETF’s custodian expenses were waived for the first 6 months of operations, as reflected on the Statements of Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
In Effect Until
October 31, 2026
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 2
US 500 Enhanced Volatility Wtd ETF ...................................................................... —(a)
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 14
Free Cash Flow ETF .................................................................................. 31
Free Cash Flow Growth ETF ............................................................................ 4
International Free Cash Flow Growth ETF ................................................................... 1
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
90
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited History of Operations Risk — The Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.
Large-Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares.  The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of a change in foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Dividend Investment Strategy Risk — The Fund(s) dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Sector Risk — To the extent a Fund focuses in one or more sectors, such as the information technology sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies’ and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cy-
clical in nature and therefore less volatile.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
91
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
Industrials Sector Risk
—
Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, and commodity price fluctuations.
Geographic Focus Risk — To the extent the Fund(s) focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
92
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2026, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2026, reclassification adjustments on the Statements of Assets and Liabilities are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
US EQ Income Enhanced Volatility Wtd ETF ..................... $ — $ 1,750 4.75% $ 2,500
International Free Cash Flow ETF ............................. — 1,000 4.78% 1,000
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
US 500 Volatility Wtd ETF .................................................................... $ (20,999) $ 20,999
US Large Cap High Div Volatility Wtd ETF ........................................................ (4,992) 4,992
US Small Cap High Div Volatility Wtd ETF ........................................................ (6,983) 6,983
Dividend Accelerator ETF .................................................................... (5,845) 5,845
US Multi-Factor Minimum Volatility ETF ......................................................... (3,760) 3,760
US 500 Enhanced Volatility Wtd ETF ............................................................ (9,545) 9,545
US EQ Income Enhanced Volatility Wtd ETF ....................................................... (16,471) 16,471
Free Cash Flow ETF ........................................................................ (1,730,278) 1,730,278
Small Cap Free Cash Flow ETF ................................................................ (104,269) 104,269
Free Cash Flow Growth ETF .................................................................. (86,525) 86,525
International Free Cash Flow ETF ............................................................... (34,940) 34,940
International Free Cash Flow Growth ETF ......................................................... (42,319) 42,319

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
93
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments and mark-to-market on futures contracts.
During the tax year ended June 30, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
Year Ended June 30, 2026
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF ................................................................. $ 6,984 $ 6,984
US Large Cap High Div Volatility Wtd ETF ..................................................... 12,415 12,415
US Small Cap High Div Volatility Wtd ETF ..................................................... 8,940 8,940
Dividend Accelerator ETF ................................................................. 6,224 6,224
US Multi-Factor Minimum Volatility ETF ...................................................... 2,103 2,103
US 500 Enhanced Volatility Wtd ETF ......................................................... 5,419 5,419
US EQ Income Enhanced Volatility Wtd ETF .................................................... 24,697 24,697
Free Cash Flow ETF ..................................................................... 73,239 73,239
Small Cap Free Cash Flow ETF ............................................................. 3,955 3,955
Free Cash Flow Growth ETF ............................................................... 79 79
International Free Cash Flow ETF ............................................................ 2,168 2,168
International Free Cash Flow Growth ETF ...................................................... 1,367 1,367
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF ................................................................. $ 7,078 $ 7,078
US Large Cap High Div Volatility Wtd ETF ..................................................... 11,453 11,453
US Small Cap High Div Volatility Wtd ETF ..................................................... 9,674 9,674
Dividend Accelerator ETF ................................................................. 6,236 6,236
US Multi-Factor Minimum Volatility ETF ...................................................... 1,613 1,613
US 500 Enhanced Volatility Wtd ETF ......................................................... 5,766 5,766
US EQ Income Enhanced Volatility Wtd ETF .................................................... 26,172 26,172
Free Cash Flow ETF ..................................................................... 31,008 31,008
Small Cap Free Cash Flow ETF ............................................................. 2,414 2,414
Free Cash Flow Growth ETF ............................................................... 47 47
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
US 500 Volatility Wtd ETF ................ $ 473 $ 473 $ — $ (61,456) $ 153,226 $ 92,243
US Large Cap High Div Volatility Wtd ETF .... 920 920 — (36,550) 48,854 13,224
US Small Cap High Div Volatility Wtd ETF .... 629 629 — (89,960) 32,691 (56,640)
Dividend Accelerator ETF ................ 604 604 — (18,843) 21,676 3,437
US Multi-Factor Minimum Volatility ETF ..... 95 95 — (17,129) 20,287 3,253
US 500 Enhanced Volatility Wtd ETF ........ 361 361 — (118,962) 69,959 (48,642)
US EQ Income Enhanced Volatility Wtd ETF ... 1,700 1,700 — (387,048) 81,192 (304,156)
Free Cash Flow ETF .................... 47,037 47,037 — (604,024) 124,160 (432,827)
Small Cap Free Cash Flow ETF ............ 446 446 — (52,064) 26,705 (24,913)
Free Cash Flow Growth ETF .............. 3,501 3,501 — (31,370) 152,941 125,072
International Free Cash Flow ETF ........... 273 273 (1) (5,521) (4,258) (9,507)
International Free Cash Flow Growth ETF ..... 48 48 (3) (18,469) 40,166 21,742
Amount
US 500 Volatility Wtd ETF .............................................................................. $ (17,387)
US Large Cap High Div Volatility Wtd ETF .................................................................. (19,413)
Dividend Accelerator ETF .............................................................................. (9,814)
US Multi-Factor Minimum Volatility ETF ................................................................... (11,569)
US 500 Enhanced Volatility Wtd ETF ...................................................................... (5,834)
US EQ Income Enhanced Volatility Wtd ETF ................................................................. (36,830)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
94
As of June 30, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (41,091) $ (20,365) $ (61,456)
US Large Cap High Div Volatility Wtd ETF ................................... (21,641) (14,909) (36,550)
US Small Cap High Div Volatility Wtd ETF ................................... (50,237) (39,723) (89,960)
Dividend Accelerator ETF ............................................... (3,556) (15,287) (18,843)
US Multi-Factor Minimum Volatility ETF .................................... (14,072) (3,057) (17,129)
US 500 Enhanced Volatility Wtd ETF ....................................... (103,609) (15,353) (118,962)
US EQ Income Enhanced Volatility Wtd ETF .................................. (387,048) — (387,048)
Free Cash Flow ETF ................................................... (603,826) (198) (604,024)
Small Cap Free Cash Flow ETF ........................................... (45,471) (6,593) (52,064)
Free Cash Flow Growth ETF ............................................. (27,991) (3,379) (31,370)
International Free Cash Flow ETF .......................................... (5,521) — (5,521)
International Free Cash Flow Growth ETF .................................... (18,469) — (18,469)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Volatility Wtd ETF ............................. $ 382,175 $ 172,182 $ (18,956) $ 153,226
US Large Cap High Div Volatility Wtd ETF ................. 346,221 64,933 (16,079) 48,854
US Small Cap High Div Volatility Wtd ETF ................. 238,071 43,983 (11,292) 32,691
Dividend Accelerator ETF ............................. 228,891 35,811 (14,135) 21,676
US Multi-Factor Minimum Volatility ETF .................. 134,796 31,550 (11,263) 20,287
US 500 Enhanced Volatility Wtd ETF ..................... 344,777 104,107 (34,148) 69,959
US EQ Income Enhanced Volatility Wtd ETF ................ 646,518 113,609 (32,417) 81,192
Free Cash Flow ETF ................................. 7,635,085 619,145 (494,985) 124,160
Small Cap Free Cash Flow ETF ......................... 594,721 57,273 (30,568) 26,705
Free Cash Flow Growth ETF ........................... 722,700 195,516 (42,575) 152,941
International Free Cash Flow ETF ........................ 185,456 6,436 (10,694) (4,258)
International Free Cash Flow Growth ETF .................. 245,778 50,653 (10,487) 40,166

95
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the funds listed below (the “Funds”) as of June 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated
below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US 500 Volatility Wtd
ETF
VictoryShares US Large Cap High
Div Volatility Wtd ETF
VictoryShares US Small Cap High
Div Volatility Wtd ETF
VictoryShares Dividend Accelerator
ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
For the year ended June 30, 2026 For the years ended June 30, 2026, and 2025
For the five years ended June 30,
2026, 2025, 2024, 2023, and 2022
VictoryShares Free Cash Flow ETF For the year ended June 30, 2026 For the years ended June 30, 2026, and 2025
For the years ended June 30, 2026,
2025, 2024, and the period from
June 22, 2023 (commencement of
operations) through June 30, 2023
VictoryShares Small Cap Free Cash
Flow ETF
For the year ended June 30, 2026 For the years ended June 30, 2026, and 2025
For the year ended June 30, 2026,
2025, and the period from December
21, 2023 (commencement of
operations) through June 30, 2024
VictoryShares Free Cash Flow
Growth ETF
For the year ended June 30, 2026 For the year ended June 30, 2026, and the period from December 4, 2024
(commencement of operations) through June 30, 2025
VictoryShares International Free Cash
Flow ETF
VictoryShares International Free Cash
Flow Growth ETF
For the year ended June 30, 2026 For the year ended June 30, 2026, and the period from June 26, 2025
(commencement of operations) through June 30, 2025

Victory Portfolios II
96
Supplemental Information — continued
June 30, 2026
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on June 30, 2026, were as follows:
Percent
US 500 Volatility Wtd ETF ............................................................................ 100%
US Large Cap High Div Volatility Wtd ETF ................................................................ 100%
US Small Cap High Div Volatility Wtd ETF ................................................................ 100%
Dividend Accelerator ETF ............................................................................ 100%
US Multi-Factor Minimum Volatility ETF ................................................................. 100%
US 500 Enhanced Volatility Wtd ETF .................................................................... 100%
US EQ Income Enhanced Volatility Wtd ETF ............................................................... 100%
Free Cash Flow ETF ................................................................................ 71%
Small Cap Free Cash Flow ETF ........................................................................ 100%
Free Cash Flow Growth ETF .......................................................................... 79%
International Free Cash Flow ETF ....................................................................... 1%
International Free Cash Flow Growth ETF ................................................................. 4%
Foreign Source Income Foreign Tax Expense
International Free Cash Flow ETF ............................................... $ 0.65 $ 0.05
International Free Cash Flow Growth ETF ......................................... 0.31 0.02

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-AR (6/26)

June 30, 2026
Annual: Full Financials
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
VictoryShares Core Plus Bond ETF
VictoryShares Corporate Bond ETF
VictoryShares Pioneer Asset-Based Income ETF

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares Short-Term Bond ETF
3
VictoryShares Core Intermediate Bond ETF
28
VictoryShares Core Plus Bond ETF
52
VictoryShares Corporate Bond ETF
84
VictoryShares Pioneer Asset-Based Income ETF
96
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
100
Statements of Operations
102
Statements of Changes in Net Assets
104
Financial Highlights
106
Notes to Financial Statements (Form N-CSR Item 7) 111
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 123
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
124

Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Short-Term Bond ETF
3
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (24.0%)
ABS Auto (13.6%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 7/25/28 @ 100 (a) ............. $ 981 $ 983
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 7/25/28 @ 100 (a) .............. 506 507
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 7/25/28 @ 100 (a) .............. 1,865 1,869
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 7/25/28 @ 100 (a) .............. 333 335
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 5/15/27 @ 100 (a) ............... 1,000 1,011
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 5/15/27 @ 100 (a) ............... 422 429
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 547 550
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 667 685
Ally Bank , Series 2026-A , Class C , 4 .86% , 3/15/34 , Callable 11/15/29 @ 100 (a) .......... 2,782 2,777
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 6/15/28 @ 100 (a) ............... 391 393
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 975 975
Series 2025-B , Class E , 6 .16% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 525 521
American Credit Acceptance Receivables Trust .................................
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 4/12/28 @ 100 (a) ............... 1,000 1,002
Series 2025-4 , Class C , 4 .83% , 1/13/31 , Callable 5/12/28 @ 100 (a) ............... 2,000 1,996
Series 2026-1 , Class C , 4 .55% , 1/12/33 , Callable 5/12/29 @ 100 (a) ............... 1,000 992
American Heritage Auto Receivables Issuer Trust ................................
Series 2025-1A , Class B , 4 .77% , 6/16/31 , Callable 4/15/29 @ 100 (a) .............. 300 298
Series 2025-1A , Class C , 5 .04% , 11/17/31 , Callable 4/15/29 @ 100 (a) ............. 3,000 2,984
Series 2025-1A , Class D , 5 .92% , 11/15/33 , Callable 4/15/29 @ 100 (a) ............. 675 677
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class A3 , 4 .90% , 9/17/29 , Callable 11/15/28 @ 100 (a) ............ 980 984
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 11/15/28 @ 100 (a) ............. 333 336
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 11/15/28 @ 100 (a) ............ 407 412
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 11/15/28 @ 100 (a) ............. 848 864
ARI Fleet Lease Trust ....................................................
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 9/15/27 @ 100 (a) .............. 1,350 1,362
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 275 278
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 344 348
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 1,083 1,076
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 10/15/28 @ 100 (a) .............. 1,880 1,883
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 9/10/28 @ 100 (a) ............. 1,263 1,271
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 9/10/28 @ 100 (a) .............. 2,770 2,786
Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 5/11/29 @ 100 (a) .............. 2,000 1,976
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 5/11/29 @ 100 (a) ............. 1,294 1,278
Series 2026-1A , Class D , 5 .07% , 1/11/34 , Callable 5/11/29 @ 100 (a) .............. 4,250 4,200
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 207 206
Series 2021-2A , Class B , 1 .90% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 2,300 2,273
Series 2023-1A , Class B , 6 .08% , 4/20/29 (a) ................................ 500 508
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 667 668
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000 1,008
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,010
Series 2023-7A , Class B , 6 .44% , 8/21/28 (a) ................................ 2,425 2,460
Series 2023-8A , Class C , 7 .34% , 2/20/30 (a) ................................ 800 833
Series 2026-3A , Class B , 5 .21% , 4/20/31 , Callable 4/20/30 @ 100 (a) .............. 1,000 997
Series 2026-3A , Class C , 5 .50% , 4/20/31 , Callable 4/20/30 @ 100 (a) .............. 1,250 1,250
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 10/15/28 @ 100 ............................................. 857 858
CarMax Auto Owner Trust ................................................
Series 2022-4 , Class D , 8 .08% , 4/16/29 , Callable 1/15/27 @ 100 ................. 1,340 1,362
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 5/15/27 @ 100 ................ 1,000 1,008
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 10/15/27 @ 100 ................ 1,115 1,141
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 12/15/27 @ 100 ................ 1,000 1,010
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 7/15/28 @ 100 ................. 740 741
Series 2025-4 , Class C , 4 .81% , 9/15/31 , Callable 5/15/29 @ 100 ................. 1,000 995
Series 2025-4 , Class D , 5 .11% , 5/17/32 , Callable 5/15/29 @ 100 ................. 1,000 990

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-2 , Class A2A , 4 .11% , 8/15/29 ................................. $ 2,000 $ 1,996
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 8/15/28 @ 100 ................. 1,085 1,093
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 1/15/29 @ 100 ................. 1,815 1,829
Series 2025-B , Class B , 4 .35% , 7/15/30 , Callable 5/15/29 @ 100 ................. 1,000 992
Series 2025-B , Class D , 5 .33% , 7/15/31 , Callable 5/15/29 @ 100 ................. 1,000 993
Series 2026-A , Class A2A , 4 .03% , 12/17/29 , Callable 5/15/29 @ 100 .............. 1,000 997
Series 2026-B , Class B , 4 .88% , 10/15/32 , Callable 5/15/30 @ 100 ................ 1,000 1,001
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 8/10/26 @ 100 ................ 12 12
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 69 69
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 11/10/27 @ 100 ............... 64 63
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 5/25/28 @ 100 (a) ............. 1,878 1,946
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 2/25/28 @ 100 (a) .............. 805 826
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 356 356
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 1/25/29 @ 100 (a) ............. 625 627
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 3/25/29 @ 100 (a) .............. 911 899
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 3/25/29 @ 100 (a) .............. 813 801
Series 2025-2A , Class D , 5 .03% , 2/25/33 , Callable 3/25/29 @ 100 (a) .............. 1,000 993
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 791 793
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 765 768
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 4/15/27 @ 100 (a) .............. 600 603
Chesapeake IV Funding DAC , Series 2026-1A , Class B , 4 .85% , 2/15/35 (a) ............. 757 755
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,000 2,013
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,000 1,009
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 8/15/27 @ 100 (a) ............. 1,000 1,006
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 6/15/29 @ 100 (a) .............. 741 733
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 695 688
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 988 979
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 24 24
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,500 4,536
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 4/15/27 @ 100 (a) ............. 977 994
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 1,000 999
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 1,036 1,021
Series 2025-2A , Class C , 5 .38% , 3/17/36 , Callable 9/15/29 @ 100 (a) .............. 1,000 988
Series 2026-1A , Class C , 5 .28% , 8/15/36 , Callable 1/15/30 @ 100 (a) .............. 2,000 1,984
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 2,510 2,541
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 400 409
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 328 336
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 7/20/26 @ 100 (a) .............. 639 639
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 810 811
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 74 74
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,000 1,008
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 668 680
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 8/20/28 @ 100 (a) ............. 500 501
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 10/20/28 @ 100 (a) ............. 143 144
Series 2025-2 , Class A4 , 4 .58% , 12/22/31 , Callable 2/20/29 @ 100 (a) ............. 1,000 999
Exeter Automobile Receivables Trust .........................................
Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable 5/15/29 @ 100 ................ 1,000 1,005
Series 2026-3A , Class C , 4 .92% , 10/15/32 , Callable 3/15/31 @ 100 ............... 3,000 2,996
Exeter Select Automobile Receivables Trust ....................................
Series 2025-1 , Class B , 4 .87% , 8/15/31 , Callable 1/15/29 @ 100 ................. 1,000 1,003
Series 2026-1 , Class A2 , 4 .37% , 10/15/29 ................................. 3,000 2,998
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 7/15/28 @ 100 (a) ............. 1,212 1,226
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,142 1,158

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. $ 334 $ 339
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 7/15/28 @ 100 (a) .............. 568 582
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 12/15/28 @ 100 (a) ............ 1,000 1,010
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 12/15/28 @ 100 (a) ............. 324 327
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 12/15/28 @ 100 (a) ............ 342 345
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 1/15/30 @ 100 (a) ............. 2,367 2,319
Series 2026-1A , Class D , 5 .18% , 2/15/35 , Callable 1/15/30 @ 100 (a) .............. 1,330 1,300
First Investors Auto Owner Trust ............................................
Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 2/15/28 @ 100 (a) ............. 1,310 1,338
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 6/15/29 @ 100 (a) ............. 2,222 2,200
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) 512 510
Ford Credit Auto Owner Trust ..............................................
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 4,000 3,997
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 830
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,000 1,009
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290 2,320
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 995 1,016
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 9/15/27 @ 100 (a) ............................................ 714 716
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 8/15/28 @ 100 (a) ............ 1,000 1,010
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 2,090 2,126
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 250 255
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 3/15/27 @ 100 (a) ............. 760 759
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28 @ 100 (a) .............. 593 599
Series 2024-2A , Class B , 5 .77% , 11/15/28 (a) ............................... 314 315
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 9/15/29 @ 100 (a) ............. 3,000 3,009
Series 2026-2A , Class C , 4 .90% , 1/15/32 , Callable 9/15/31 @ 100 (a) .............. 1,000 999
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,059
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 1/15/29 @ 100 (a) .............. 500 507
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 6/15/29 @ 100 (a) ............. 505 504
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 7/15/29 @ 100 (a) .............. 2,083 2,097
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 7/15/29 @ 100 (a) .............. 1,300 1,309
GM Financial Revolving Receivables Trust , Series 2023-1 , Class C , 5 .90% , 4/11/35 , Callable
5/11/28 @ 100 (a) ................................................... 400 405
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A3 , 5 .19% , 1/16/29 , Callable 1/15/28 @ 100 (a) ............. 621 623
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............. 3,850 3,879
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 500 505
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 6/15/27 @ 100 (a) .............. 741 743
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 6/15/27 @ 100 (a) ............... 500 503
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-1 , Class B , 4 .96% , 3/21/33 , Callable 1/20/29 @ 100 (a) ............... 576 576
Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable 4/20/29 @ 100 (a) .............. 1,083 1,079
Series 2026-1 , Class B1 , 4 .50% , 2/20/34 , Callable 11/20/29 @ 100 (a) ............. 1,976 1,955
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. 471 471
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 365 366
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 529 530
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 350 353
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 12/15/27 @ 100 (a) ............. 500 508
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 6/15/28 @ 100 (a) .............. 381 378
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,005
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 10/15/28 @ 100 (a) ............. 2,000 2,010
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 10/15/28 @ 100 (a) ............. 2,000 2,003
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 1/15/28 @ 100 (a) ............... 1,000 1,001
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............... 3,650 3,668
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............... 4,007 4,031

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
1/15/29 @ 100 (a) ................................................... $ 2,143 $ 2,150
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 8/20/26 @ 100 (a) .............. 141 141
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 661 664
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 1,500 1,511
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,000 2,013
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,467 2,487
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 3/20/29 @ 100 (a) .............. 614 607
Series 2025-1A , Class D , 5 .76% , 1/20/39 , Callable 3/20/29 @ 100 (a) .............. 1,000 987
Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 3/20/29 @ 100 (a) .............. 1,000 1,015
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1 , Class B , 4 .42% , 9/25/30 (a) ................................. 1,773 1,767
Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) ................................. 902 901
Nissan Auto Lease Trust , Series 2025-A , Class C , 5 .11% , 6/15/29 , Callable 11/15/27 @ 100 . 3,000 3,008
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............. 500 509
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 8/15/28 @ 100 (a) ............. 925 935
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,021
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,026
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 8/15/28 @ 100 (a) ............. 1,000 1,039
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 7/15/29 @ 100 (a) ............. 3,500 3,508
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 7/15/29 @ 100 (a) .............. 1,214 1,213
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 7/15/29 @ 100 (a) ............. 1,860 1,859
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 7/15/29 @ 100 (a) ............. 2,000 1,987
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 7/10/26 @
100 (a) ........................................................... 1,398 1,389
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 1,530 1,530
PenFed Auto Receivables Owner Trust ........................................
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 10/15/29 @ 100 (a) ............. 2,250 2,218
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 10/15/29 @ 100 (a) .............. 1,667 1,633
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 10/15/29 @ 100 (a) .............. 2,034 1,994
Series 2025-A , Class D , 5 .07% , 10/17/33 , Callable 10/15/29 @ 100 (a) ............. 2,000 1,950
Series 2026-A , Class A4 , 4 .75% , 6/15/32 , Callable 10/15/30 @ 100 (a) ............. 2,000 2,004
Series 2026-A , Class B , 5 .02% , 7/15/32 , Callable 10/15/30 @ 100 (a) .............. 1,251 1,251
Series 2026-A , Class C , 5 .17% , 9/15/32 , Callable 10/15/30 @ 100 (a) .............. 1,400 1,400
Series 2026-A , Class D , 5 .66% , 7/17/34 , Callable 10/15/30 @ 100 (a) .............. 1,100 1,102
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 1/15/28 @ 100 (a) .............. 35 35
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 6/15/28 @ 100 (a) .............. 1,525 1,533
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @ 100 (a) .............. 529 531
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 176 178
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 529 535
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 678 681
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 947 951
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 471 472
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 1,071 1,065
Series 2026-A , Class C , 4 .95% , 7/17/34 , Callable 7/15/30 @ 100 (a) ............... 727 726
SBNA Auto Receivables Trust ..............................................
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @ 100 (a) ............. 1,250 1,254
Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 5/15/29 @ 100 (a) ............ 1,450 1,453
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,800 1,817
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,750 1,780
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 1,500 1,533
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 1,000 1,030
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 3,072 3,052
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 2/15/29 @ 100 (a) .............. 1,810 1,802
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 315 317
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 307 308

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... $ 327 $ 330
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 887 890
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 869 876
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,662 1,653
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 2,294 2,280
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,876 1,874
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 903 917
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 3/20/28 @ 100 (a) .............. 840 849
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 3/20/28 @ 100 (a) .............. 500 506
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 7/20/28 @ 100 (a) .............. 929 940
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 1,000 1,000
Series 2026-2A , Class B , 4 .89% , 5/20/33 , Callable 9/20/30 @ 100 (a) .............. 1,960 1,962
Stellantis Financial Underwritten Enhanced Lease Trust , Series 2026-BA , Class C , 5 .04% ,
3/20/31 , Callable 4/20/29 @ 100 (a) ...................................... 2,927 2,912
Tesla Auto Lease Trust , Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 7/20/26 @ 100 (a) . 1,000 1,001
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 7/20/27 @ 100 (a) .............. 1,350 1,363
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @ 100 (a) ............... 1,300 1,317
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 2,083 2,061
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable 8/25/28 @ 100 (a) ............... 4,491 4,481
Series 2026-1 , Class B , 5 .07% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 2,817 2,815
Series 2026-1 , Class C , 7 .20% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 1,250 1,251
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 832 836
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 3/10/28 @ 100 (a) ............... 3,250 3,256
Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ................................. 2,000 1,990
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 8/15/28 @ 100 (a) 3,433 3,438
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 968 973
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 534 540
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 1,000 1,017
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 12/15/28 @ 100 (a) .............. 515 520
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 250 251
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 1,696 1,682
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,497 3,464
Westlake Automobile Receivables Trust .......................................
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 9/15/27 @ 100 (a) .............. 2,625 2,686
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............. 500 501
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 7/15/28 @ 100 (a) .............. 312 313
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 500 504
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 6/15/28 @ 100 (a) ............. 1,000 1,005
Series 2026-2A , Class C , 4 .89% , 3/15/32 , Callable 4/15/30 @ 100 (a) .............. 1,000 996
Series 2026-P1 , Class C , 4 .38% , 8/15/31 , Callable 11/15/28 @ 100 (a) ............. 1,250 1,234
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 125 125
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000 1,004
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667 1,678
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911 927
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 822 827
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 3/15/27 @
100 ............................................................. 1,250 1,257
302,742
ABS Card (0.5%):
American Express Credit Account Master Trust , Series 2024-1 , Class A , 5 .23% , 4/15/29 .... 2,000 2,016
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 630 630
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 738 740
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 452 452

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... $ 2,150 $ 2,124
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,014 1,019
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 555 555
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 500 498
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 640 643
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,006
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375 378
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 1,697 1,681
11,742
ABS Other (9.9%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 275 276
Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,000 1,020
Series 2023-1 , Class D , 9 .00% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 3,000 3,070
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class D , 7 .25% , 5/21/29 ,
Callable 8/20/26 @ 100 (a) ............................................ 3,389 3,401
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 757
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 655 664
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 4,235 4,336
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 2/20/28 @ 100 (a) ............................................ 640 646
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 6/20/29 @ 100 (a) ............................................ 1,000 1,006
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 1,500 1,479
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 1,000 987
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 1,000 979
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 1,375 1,389
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............. 915 919
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 413 419
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 300 306
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 471 485
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @ 100 (a) ............. 801 807
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 750 766
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,000 1,030
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 590 591
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 68 68
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 365 367
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 552 558
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 281 279
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 709 682
Capteris Equipment Finance LLC ...........................................
Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 1/20/29 @ 100 (a) ............. 645 651
Series 2026-1A , Class A2 , 4 .44% , 9/20/33 , Callable 7/20/29 @ 100 (a) ............. 1,000 997
Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 7/20/29 @ 100 (a) .............. 1,000 992
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 7/15/26 @ 100 (a) ..... 1,250 1,245
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 934 936
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 1,000 1,003
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 1,778 1,785
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 8/14/27 @ 100 (a) ............... 1,963 1,998
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 8/14/27 @ 100 (a) ............... 433 443
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,652 1,649
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 5/14/29 @ 100 (a) ............... 1,629 1,604
Series 2026-1 , Class C , 5 .17% , 1/17/34 , Callable 2/14/30 @ 100 (a) ............... 1,567 1,564
Series 2026-1 , Class D , 5 .70% , 1/17/34 , Callable 2/14/30 @ 100 (a) ............... 2,000 1,995
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 312 258

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. $ 585 $ 584
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 292 292
Series 2026-1A , Class D , 5 .91% , 11/20/34 , Callable 11/20/29 @ 100 (a) ............ 2,500 2,521
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 2,500 2,490
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 839 847
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 750 764
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 303 303
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,860 1,798
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,802
Dell Equipment Finance Trust ..............................................
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 348 350
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 5/22/27 @ 100 (a) ............... 500 501
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 5/22/27 @ 100 (a) ............... 584 587
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 11/22/27 @ 100 (a) .............. 419 423
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 3,500 3,473
Series 2026-1A , Class D , 5 .19% , 11/22/32 , Callable 11/22/28 @ 100 (a) ............ 874 869
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 48 48
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 3,000 3,022
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 2,300 2,361
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 932 937
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,585 1,653
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 3/15/29 @ 100 (a) ............... 1,000 996
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 3/15/29 @ 100 (a) ............... 1,000 1,002
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 3/15/29 @ 100 (a) ............... 1,500 1,503
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 2/15/30 @ 100 (a) ............... 585 577
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 2/15/30 @ 100 (a) .............. 2,585 2,569
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 7/20/26 @ 100 (a) . 655 634
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 12/20/27 @ 100 (a) ............ 453 456
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 1,391 1,399
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,009
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 645 657
DLLMT LLC ..........................................................
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 2/20/27 @ 100 (a) ............. 571 574
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 11/20/29 @ 100 (a) ............ 1,875 1,863
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 988
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,000 987
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 10/20/28 @ 100 (a) ............. 175 175
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 10/20/28 @ 100 (a) ............. 300 302
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 10/20/28 @ 100 (a) ............. 200 202
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 500 503
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 740 746
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 325 328
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 1,500 1,501
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 1,992
Series 2026-1 , Class A2 , 4 .47% , 1/16/29 (a) ................................ 3,000 3,000
Hilton Grand Vacations Trust , Series 2020-AA , Class A , 2 .74% , 2/25/39 , Callable 2/25/27 @
100 (a) ........................................................... 1,221 1,210
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 2/20/27 @ 100 (a) .............. 293 294
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,169 2,184
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 714 722
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,653 1,644
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 2,000 1,985

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. $ 1,495 $ 1,473
Iskandar Enterprise LLC , Series 2026-1A , Class A23 , 5 .54% , 4/17/56 , Callable 4/15/29 @
100 (a) ........................................................... 1,250 1,238
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 2/15/28 @ 100 . 550 556
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 650 658
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 1,550 1,552
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 1,038 1,045
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 4/16/29 @ 100 (a) ............. 1,826 1,832
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 366 369
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. 173 176
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 11/15/28 @ 100 (a) .. 1,304 1,307
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 7/20/26 @ 100 (a) ............. 903 738
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 7/20/26 @ 100 (a) ............. 293 175
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 1,000 1,007
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 2/15/28 @ 100 (a) ............. 329 330
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 678 680
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 750 761
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 1,891 1,892
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 4,916 4,971
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,474 2,468
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 12/15/29 @ 100 (a) .............. 1,500 1,472
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A , Class A2 , 4 .50% , 10/17/33 , Callable 8/15/28 @ 100 (a) ............ 2,250 2,248
Series 2026-1A , Class B , 4 .91% , 10/17/33 , Callable 8/15/28 @ 100 (a) ............. 870 865
Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable 8/15/28 @ 100 (a) ............. 1,012 1,013
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 7/14/26
@ 100 (a) ......................................................... 4,012 4,023
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 1,500 1,517
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............. 1,500 1,517
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 572
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............ 837 842
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 765 770
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 1,200 1,208
Series 2026-1A , Class B , 4 .75% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 2,000 1,986
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 2,500 2,488
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 564 565
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 747 750
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 417 422
Series 2024-1A , Class E , 8 .50% , 12/15/31 , Callable 3/15/27 @ 100 (a) ............. 2,250 2,291
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 5/15/28 @ 100 (a) .............. 218 219
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 5/15/28 @ 100 (a) .............. 1,019 1,019
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 5/15/28 @ 100 (a) .............. 1,120 1,121
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 5/15/28 @ 100 (a) .............. 941 948
Series 2026-1A , Class D , 5 .51% , 10/17/33 , Callable 2/15/30 @ 100 (a) ............. 926 918
QTS Issuer ABS II LLC , Series 2026-6A , Class A21 , 5 .34% , 7/5/56 , Callable 7/5/29 @ 100 (a) 2,150 2,149
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,951
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 12/20/28 @ 100 (a) ............. 857 865
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 12/20/28 @ 100 (a) ............. 1,672 1,704
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 10/20/28 @ 100 (a) ........... 400 403
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 10/20/28 @ 100 (a) ............. 1,250 1,258
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 10/20/28 @ 100 (a) ............. 1,500 1,510
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,705 1,695

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... $ 1,930 $ 1,871
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000 1,949
Tricon Residential Trust , Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @
100 (a) (b) ......................................................... 341 332
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 2,917 2,950
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 539 544
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,453
VB-S1 Issuer LLC , Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) .. 1,742 1,693
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 7/15/26 @ 100 (a) ............ 1,000 980
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 7/15/26 @ 100 (a) .............. 3,000 2,962
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,455 1,467
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 2,004 2,023
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 10/12/27 @ 100 (a) ............ 153 154
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 10/12/27 @ 100 (a) ............. 500 506
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 10/12/27 @ 100 (a) ............. 374 381
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 611 619
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 350 354
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 292 298
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 1,808 1,869
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 522 524
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 473 485
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 1,000 1,007
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 417 420
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 1,409 1,413
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,500 1,504
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 700 689
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 2,000 1,980
Series 2026-2 , Class C , 4 .85% , 6/21/32 , Callable 6/20/29 @ 100 ................. 2,250 2,247
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 6/24/28 @ 100 (a) ...... 1,767 1,770
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 6/15/28 @ 100 (a) ............ 333 333
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 1,000 998
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 2/15/29 @ 100 (a) ............ 2,783 2,785
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,000 1,000
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 584 584
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 1/20/29 @ 100 (a) .............. 1,137 1,126
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 1/20/29 @ 100 (a) .............. 5,600 5,586
Yamaha Motor Master Trust II ..............................................
Series 2026-A , Class B , 4 .64% , 4/15/31 , Callable 4/15/29 @ 100 (a) ............... 2,000 1,987
Series 2026-A , Class C , 4 .89% , 4/15/31 , Callable 4/15/29 @ 100 (a) ............... 933 930
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 2,000 2,008
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 1,000 1,004
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,011
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 583 591
220,958
Total Asset-Backed Securities (Cost $535,459)
a
a
a
535,442
Collateralized Mortgage Obligations (4.3%)
Agency CMO Other (2.0%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 615 621
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 1,333 1,323
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,916 1,928

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... $ 2,992 $ 2,943
Series 5639 , Class DA , 4 .50% , 2/25/49 ................................... 938 920
Series 5664 , Class JB , 5 .00% , 11/25/53 ................................... 1,473 1,469
Federal National Mortgage Association REMICs ................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 550 554
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 810 813
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,142 1,143
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,745 4,690
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,711 1,695
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 1,337 1,313
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 649 655
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 376 379
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 716 720
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 860 851
Series 2024-177 , Class D , 5 .25% , 6/20/51 ................................. 1,311 1,314
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 637 640
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 863 867
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 6,382 6,359
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 2,810 2,741
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 702 694
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 1,808 1,811
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 2,524 2,501
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 3,305 3,262
Series 2025-196 , Class GA , 4 .75% , 5/20/65 ................................ 1,414 1,408
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 926 924
44,538
Agency Commercial MBS (0.1%):
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 1,000 905
Commercial MBS (2.2%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .37% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 1,500 1,506
Series 2025-OANA , Class B , 5 .47% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 1,000 1,003
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (b) (d) .......................... 944 942
Series 2025-1345 , Class A , 5 .23% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 625 626
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .28% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 1,500 1,503
Series 2025-ATRM , Class B , 5 .73% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 1,638 1,629
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) (d) ............... 1,000 972
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .83% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 953 950
BX Commercial Mortgage Trust ............................................
Series 2025-COPT , Class A , 5 .38% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) ........... 1,154 1,156
Series 2026-CSMO , Class A , 5 .03% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 1,380 1,383
Series 2026-CSMO , Class B , 5 .33% ( TSFR1M + 170 bps ) , 2/15/43 (a) (b) (c) .......... 1,210 1,217
Series 2026-XL6 , Class A , 4 .83% ( TSFR1M + 120 bps ) , 3/15/43 (a) (b) (c) ............ 1,808 1,807
BX Trust .............................................................
Series 2022-LBA6 , Class C , 5 .23% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 1,000
Series 2025-GW , Class A , 5 .23% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 1,997
Series 2025-ROIC , Class A , 4 .77% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 1,501 1,498
Series 2025-VOLT , Class A , 5 .33% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 1,500 1,501
Series 2025-VOLT , Class B , 5 .73% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 1,474 1,475
Series 2026-CLS , Class A , 5 .03% ( TSFR1M + 140 bps ) , 5/15/43 (a) (b) (c) ............ 1,375 1,377
CRSNT Trust , Series 2026-MOON , Class A , 5 .03% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) ... 2,000 1,998
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .37% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 1,000 1,000
Hudson Yards Mortgage Trust ..............................................
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (b) (d) .......................... 663 674
Series 2026-10HY , Class A , 5 .09% , 12/10/39 (a) (b) (d) ......................... 1,644 1,648
JW Commercial Mortgage Trust , Series 2026-MRCO , Class A , 5 .13% ( TSFR1M + 150 bps ) ,
6/15/39 (a) (b) (c) .................................................... 800 802

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... $ 963 $ 959
LEX Trust , Series 2026-450 , Class A , 4 .98% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 1,417 1,417
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (b) (d) .. 1,363 1,350
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,000 968
Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (b) (d) .......................... 2,500 2,415
MILE Trust , Series 2025-STNE , Class A , 5 .13% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (c) ..... 2,000 2,005
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .18% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 2,250 2,252
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 786 793
SHR Trust , Series 2024-LXRY , Class A , 5 .58% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 842 842
SLG Office Trust , Series 2026-OMA , Class B , 5 .33% , 4/15/41 (a) (b) (d) ................ 2,375 2,374
SMRT , Series 2022-MINI , Class B , 4 .98% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,760 1,759
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .07% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,000 2,980
49,778
Total Collateralized Mortgage Obligations (Cost $95,222)
a
a
a
95,221
Senior Secured Loans (0.3%)
Communication Services (0.1%):
Discovery Global Holdings, Inc., Initial Dollar Term Loans, First Lien , 6 .12%
( SOFR01M + 250 bps ) , 5/27/33 (c) ........................................ 1,962 1,961
Financials (0.1%):
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien , 7 .62%
( SOFR01M + 400 bps ) , 11/30/31 (c) ....................................... 1,250 1,253
Information Technology (0.1%):
SS&C Technologies, Inc., Term B-8 Loan, First Lien , 5 .64% ( SOFR01M + 200 bps ) , 5/9/31 (c) . 2,500 2,494
Total Senior Secured Loans (Cost $5,695)
a
a
a
5,708
Corporate Bonds (43.3%)
Communication Services (1.0%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... 1,000 1,024
Meta Platforms, Inc. , 4 .55% , 5/15/31 , Callable 4/15/31 @ 100 ....................... 4,000 3,978
Omnicom Group, Inc. , 4 .20% , 3/2/29 , Callable 2/2/29 @ 100 ....................... 3,000 2,960
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 4,330 4,284
Sirius XM Radio LLC , 3 .13% , 9/1/26 , Callable 8/1/26 @ 100 (a) ..................... 3,000 2,992
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 1,050 1,053
T-Mobile US, Inc. , 3 .50% , 4/15/31 , Callable 7/12/26 @ 101.75 ...................... 6,000 5,664
21,955
Consumer Discretionary (3.2%):
AutoNation, Inc. , 4 .45% , 1/15/29 , Callable 12/15/28 @ 100 ........................ 2,000 1,980
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,006
4 .30% , 8/12/27 (a) .................................................. 1,000 998
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 1,000 1,007
eBay, Inc. , 4 .25% , 3/6/29 , Callable 2/6/29 @ 100 ................................ 3,000 2,964
General Motors Financial Co., Inc.
4 .00% , 10/6/26 , Callable 7/6/26 @ 100 ................................... 2,052 2,052
5 .35% , 7/15/27 .................................................... 3,749 3,780
5 .05% , 4/4/28 ..................................................... 2,000 2,012
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 .................... 8,230 8,125
Hasbro, Inc. , 4 .65% , 3/12/31 , Callable 2/12/31 @ 100 ............................. 1,015 1,002
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 1,000 1,006
Las Vegas Sands Corp. , 5 .90% , 6/1/27 , Callable 5/1/27 @ 100 ....................... 4,096 4,135
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 2,350 2,382

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mattel, Inc.
5 .88% , 12/15/27 , Callable 7/12/26 @ 100 (a) ............................... $ 5,800 $ 5,802
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 4,107 4,092
Meritage Homes Corp. , 5 .13% , 6/6/27 , Callable 12/6/26 @ 100 ...................... 2,000 2,003
Mobility Global, Inc.
5 .05% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 4,000 4,008
5 .45% , 6/15/31 , Callable 5/15/31 @ 100 (a) ................................ 2,000 2,022
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 2,000 2,013
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,711
Stellantis Finance US, Inc.
1 .71% , 1/29/27 , Callable 12/29/26 @ 100 (a) ............................... 1,532 1,504
5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................................ 1,000 1,003
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 2,000 1,984
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 1,000 1,008
Taylor Morrison Communities, Inc. , 5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (a) ......... 2,500 2,574
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,000 2,004
4 .45% , 9/11/27 (a) ................................................... 4,000 3,988
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 1,000 1,028
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 1,000 1,008
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 625 630
72,831
Consumer Staples (1.1%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 1,000 1,026
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 1,000 1,019
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4 .75% , 1/15/29 , Callable 8/1/26 @ 101.19 (a) ............................... 4,400 4,272
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,235 1,202
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 727 739
Keurig Dr. Pepper, Inc.
5 .10% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 1,889 1,895
5 .05% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 1,000 1,007
Maple Parent Holdings Corp. , 4 .75% , 3/26/29 , Callable 2/26/29 @ 100 (a) .............. 1,500 1,498
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 2,000 2,003
Molson Coors Beverage Co. , 4 .90% , 7/8/31 , Callable 6/8/31 @ 100 ................... 2,000 1,996
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 3,033 3,026
Sysco Corp.
5 .10% , 9/23/30 , Callable 8/23/30 @ 100 .................................. 2,000 2,019
4 .40% , 7/25/31 , Callable 6/25/31 @ 100 .................................. 1,191 1,161
The Campbell's Company , 5 .20% , 3/19/27 ..................................... 1,000 1,005
23,868
Energy (2.0%):
APA Corp. , 7 .75% , 12/15/29 ............................................... 1,186 1,283
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 8/1/26 @ 104.19 (a) ................ 1,000 1,028
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 1,288 1,289
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 1,000 1,025
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (e) ...................... 5,430 5,439
4 .55% , 1/15/31 , Callable 12/15/30 @ 100 ................................. 2,000 1,974
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 7/17/26 @ 100 ....................... 1,977 1,977
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,250 1,120
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 8/1/26 @ 102 (a) ....... 1,667 1,638
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 1,000 1,014
MPLX LP , 4 .13% , 3/1/27 , Callable 12/1/26 @ 100 ............................... 4,375 4,365
ONEOK, Inc.
4 .25% , 9/24/27 , Callable 8/24/27 @ 100 .................................. 1,000 997
5 .63% , 1/15/28 , Callable 7/15/27 @ 100 (a) ................................ 3,529 3,562
Permian Resources Operating LLC
9 .88% , 7/15/31 , Callable 7/15/26 @ 104.94 (a) .............................. 1,000 1,051
6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) ................................ 1,500 1,532

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ $ 3,342 $ 3,344
Sunoco LP
5 .88% , 7/15/27 , Callable 8/1/26 @ 100 (a) ................................. 600 600
5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) .............................. 500 496
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 8/1/26 @ 100 ................................... 3,372 3,370
5 .50% , 3/1/30 , Callable 7/12/26 @ 101.83 ................................. 1,035 1,044
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 2,000 2,030
Venture Global Calcasieu Pass LLC , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) .......... 2,500 2,386
Western Midstream Operating LP , 4 .75% , 8/15/28 , Callable 5/15/28 @ 100 ............. 2,589 2,590
45,154
Financials (19.4%):
Aegon Funding Co. LLC , 5 .50% , 4/16/27 , Callable 3/16/27 @ 100 (a) ................. 3,000 3,014
Ally Financial, Inc. , 6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) ......... 2,056 2,132
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (c) (e) ......... 10,699 10,649
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 1,000 1,000
4 .55% , 7/9/27 ..................................................... 1,000 1,002
4 .25% , 9/1/28 ..................................................... 4,000 3,968
American National Global Funding
4 .63% , 12/15/28 (a) .................................................. 3,700 3,662
5 .00% , 6/22/29 (a) .................................................. 2,000 1,995
5 .55% , 1/28/30 (a) .................................................. 852 865
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 1,500 1,522
Ameriprise Financial, Inc. , 4 .80% , 6/15/31 , Callable 5/15/31 @ 100 ................... 5,067 5,066
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 825 728
Antares Holdings LP
3 .95% , 7/15/26 (a) .................................................. 2,000 1,999
2 .75% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 2,000 1,970
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 4,498 4,482
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 1,000 1,014
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) (f) ............ 1,815 1,776
Apollo Global Management, Inc. , 4 .60% , 1/15/31 , Callable 12/15/30 @ 100 ............. 2,500 2,471
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,000 999
Ares Capital Corp. , 2 .15% , 7/15/26 .......................................... 3,400 3,394
Ares Strategic Income Fund , 5 .70% , 3/15/28 , Callable 2/15/28 @ 100 ................. 1,000 999
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (c) (f) ........ 3,542 3,613
Athene Global Funding
4 .95% , 1/7/27 (a) ................................................... 7,716 7,727
5 .13% , 6/1/29 (a) ................................................... 2,000 2,003
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 6,000 5,919
Aviation Capital Group LLC , 3 .50% , 11/1/27 , Callable 7/1/27 @ 100 (a) ................ 1,600 1,574
Bank of America Corp. , 6 .12% ( H15T5Y + 323 bps ) , Callable 4/27/27 @ 100 (c) (e) ......... 5,666 5,710
Blackstone Private Credit Fund
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 6,086 6,019
5 .95% , 5/15/31 , Callable 4/15/31 @ 100 (f) ................................. 1,535 1,512
Blackstone Secured Lending Fund , 5 .25% , 9/4/29 , Callable 8/4/29 @ 100 .............. 2,000 1,968
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 ...................... 2,625 2,493
Blue Owl Capital Corp. , 3 .40% , 7/15/26 ...................................... 2,800 2,798
Blue Owl Credit Income Corp.
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 587 584
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 2,050 2,095
6 .60% , 9/15/29 , Callable 8/15/29 @ 100 .................................. 2,306 2,320
5 .80% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 2,000 1,949
Blue Owl Technology Finance Corp. , 6 .10% , 3/15/28 , Callable 2/15/28 @ 100 ........... 1,000 996
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 1,000 1,002
Brown & Brown, Inc.
4 .60% , 12/23/26 (f) .................................................. 500 500
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,091 1,091
Burford Capital Global Finance LLC , 6 .25% , 4/15/28 , Callable 8/1/26 @ 100 (a) .......... 2,000 1,980

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Capital One Financial Corp.
3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (c) (e) (f) ...................... $ 6,097 $ 6,075
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (c) ...................... 1,000 1,013
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (c) ...................... 500 514
Citigroup, Inc. , 6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (c) (e) ............... 11,380 11,382
Citizens Bank NA , 4 .57% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (c) ............ 334 334
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (c) (e) .... 4,650 4,616
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,322
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 1,500 1,517
4 .88% , 12/10/27 (a) .................................................. 2,000 2,002
4 .38% , 9/8/28 (a) ................................................... 3,000 2,967
4 .95% , 9/9/29 (a) ................................................... 651 650
4 .70% , 12/11/30 (a) .................................................. 1,250 1,229
Corebridge Financial, Inc. , 6 .87% ( H15T5Y + 385 bps ) , 12/15/52 , Callable 9/15/27 @ 100 (c) . 3,006 3,047
Corebridge Global Funding , 4 .80% , 5/29/29 (a) .................................. 1,500 1,498
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 2,000 1,984
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 2,489 2,483
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 3,500 3,604
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (c) ....... 10,258 10,235
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 3,690 3,436
FactSet Research Systems, Inc. , 2 .90% , 3/1/27 , Callable 2/1/27 @ 100 ................. 1,712 1,690
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 4,561 4,521
Fidelity National Information Services, Inc. , 4 .55% , 3/10/29 , Callable 2/10/29 @ 100 ...... 2,250 2,233
Fifth Third Bancorp , 4 .57% ( SOFR + 95 bps ) , 4/29/32 , Callable 4/29/31 @ 100 (c) .......... 2,000 1,966
Fifth Third Bank NA , 7 .88% , 9/15/26 ........................................ 655 660
First Citizens BancShares, Inc./NC , 7 .90% ( TSFR3M + 423 bps ) , Callable 1/4/27 @ 100 (c) (e) . 3,414 3,414
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 1,350 1,371
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 1,500 1,519
First Maryland Capital I , 4 .93% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 8/1/26 @ 100 (c) .... 8,275 8,208
First-Citizens Bank & Trust Co. , 5 .10% ( SOFR + 115 bps ) , 7/13/29 , Callable 7/13/28 @ 100 (c) 4,000 4,006
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 2,732 2,703
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 1,500 1,465
Ford Motor Credit Co. LLC
5 .13% , 11/5/26 ..................................................... 1,000 1,001
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 1,000 940
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 2,200 2,191
Gabx Leasing LLC , 4 .63% , 4/15/31 , Callable 3/15/31 @ 100 (a) ...................... 2,000 1,971
Global Payments, Inc.
4 .55% , 3/15/28 .................................................... 2,000 1,992
4 .50% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 2,964
Goldman Sachs Private Credit Corp.
5 .05% , 2/23/28 (f) ................................................... 2,300 2,289
5 .38% , 1/31/29 , Callable 12/31/28 @ 100 ................................. 1,625 1,611
Golub Capital Private Credit Fund , 5 .88% , 5/1/30 , Callable 4/1/30 @ 100 ............... 2,775 2,733
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 2,000 2,047
Hercules Capital, Inc.
2 .63% , 9/16/26 , Callable 8/16/26 @ 100 .................................. 4,713 4,689
3 .38% , 1/20/27 , Callable 12/20/26 @ 100 ................................. 1,000 990
Horace Mann Educators Corp.
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 3,000 3,137
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 5,500 5,448
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 5,894 5,726
HSB Group, Inc. , 4 .84% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 8/1/26 @ 100 (c) .......... 750 736
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (c) (e) .... 5,877 5,797
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 1,800 1,793
4 .25% , 9/18/28 (a) .................................................. 2,000 1,977
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 2,000 2,021

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase & Co.
4 .41% ( SOFR + 82 bps ) , 4/23/30 , Callable 4/23/29 @ 100 (c) ..................... $ 3,000 $ 2,975
4 .35% ( SOFR + 84 bps ) , 1/22/32 , Callable 1/22/31 @ 100 (c) ..................... 5,000 4,897
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,194 1,920
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 2,400 2,166
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (c) (e) ................... 4,875 4,859
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 8/1/26 @ 100 (a) .................................. 2,500 2,486
7 .00% , 7/15/31 , Callable 7/15/27 @ 103.5 (a) ............................... 1,500 1,555
Liberty Mutual Group, Inc. , 4 .12% ( H15T5Y + 332 bps ) , 12/15/51 , Callable 9/15/26 @ 100 (a) (c) 1,000 994
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 1,800 1,815
LSEG US Fin Corp. , 4 .25% , 3/23/29 , Callable 2/23/29 @ 100 (a) ..................... 3,000 2,966
M&T Bank Corp. , 5 .13% ( TSFR3M + 378 bps ) , Callable 11/1/26 @ 100 (c) (e) ............ 1,085 1,081
Main Street Capital Corp. , 3 .00% , 7/14/26 ..................................... 500 499
Mercedes-Benz Finance North America LLC
4 .65% , 4/1/27 (a) ................................................... 750 752
4 .13% , 3/10/28 (a) .................................................. 1,000 992
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 7/17/26 @ 100 .................... 4,962 4,958
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 4,435 4,606
Morgan Stanley
4 .13% ( SOFR + 91 bps ) , 10/18/29 , Callable 10/18/28 @ 100 (c) ................... 3,500 3,452
4 .24% ( SOFR + 80 bps ) , 1/9/30 , Callable 1/9/29 @ 100 (c) ....................... 2,000 1,974
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (c) ..... 1,500 1,507
Morgan Stanley Private Bank NA , 4 .21% ( SOFR + 76 bps ) , 2/8/30 , Callable 2/8/29 @ 100 (c) . 2,000 1,974
MSD Investment Corp.
6 .38% , 6/12/29 , Callable 5/12/29 @ 100 (a) ................................ 1,121 1,123
6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................................. 2,875 2,807
Nissan Motor Acceptance Co. LLC
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 1,513 1,499
5 .30% , 9/13/27 (a) .................................................. 1,000 998
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,000 2,031
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 2,750 2,807
Northern Trust Corp. , 4 .60% ( TSFR3M + 346 bps ) , Callable 10/1/26 @ 100 (c) (e) (f) ........ 7,155 7,127
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 8/1/26 @ 100 ............... 7,000 6,993
Pinnacle Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000 1,010
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) ............... 4,000 4,135
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 7/12/26 @ 102.09 (a) ...................... 944 957
Principal Life Global Funding II
4 .60% , 8/19/27 (a) .................................................. 1,500 1,504
1 .50% , 8/27/30 (a) .................................................. 6,390 5,579
Protective Life Corp. , 4 .70% , 1/15/31 , Callable 12/15/30 @ 100 (a) ................... 6,547 6,452
Radian Group, Inc.
4 .88% , 3/15/27 , Callable 9/15/26 @ 100 .................................. 2,250 2,248
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 1,500 1,548
Regions Bank , 4 .75% ( SOFR + 81 bps ) , 7/27/29 , Callable 7/27/28 @ 100 (c) .............. 3,000 3,001
Reliance Standard Life Global Funding II , 1 .51% , 9/28/26 (a) ........................ 1,560 1,549
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 2,000 2,003
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 3,670 3,640
Rocket Cos., Inc. , 6 .13% , 8/1/31 , Callable 8/1/28 @ 103.06 (a) ....................... 5,435 5,551
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) (f) ..................... 2,000 2,005
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 581 579
Santander Holdings USA, Inc. , 5 .04% ( SOFR + 110 bps ) , 6/5/30 , Callable 6/5/29 @ 100 (c) ... 3,000 2,999
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,048 948
Sixth Street Specialty Lending, Inc.
2 .50% , 8/1/26 ..................................................... 1,358 1,354
6 .95% , 8/14/28 , Callable 7/14/28 @ 100 .................................. 1,000 1,028
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 (a) ................................ 500 500
Stellantis Financial Services US Corp. , 5 .40% , 6/15/29 , Callable 5/15/29 @ 100 (a) ........ 1,500 1,495
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,000 889
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 206 215

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sumisho Air Lease Corp.
4 .40% , 3/24/28 (a) .................................................. $ 2,000 $ 1,989
4 .50% , 3/24/29 , Callable 2/24/29 @ 100 (a) ................................ 1,000 991
Synchrony Financial
3 .70% , 8/4/26 , Callable 8/1/26 @ 100 .................................... 2,000 1,998
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000 990
Texas Capital Bancshares, Inc. , 5 .30% ( SOFR + 194 bps ) , 2/27/32 , Callable 2/27/31 @ 100 (c) . 3,000 2,973
The Bank of New York Mellon Corp. , 4 .97% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @
100 (c) ........................................................... 1,000 1,009
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (c) 1,000 1,003
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (c) (e) ...................... 4,750 4,724
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (c) (e) ...................... 1,000 1,014
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 5,000 4,958
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,001
4 .80% , 5/15/30 .................................................... 2,000 2,012
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 2,862 2,820
Transamerica Capital II , 7 .65% , 12/1/26 (a) ..................................... 2,200 2,214
Truist Bank , 4 .14% ( SOFR + 91 bps ) , 10/23/29 , Callable 10/23/28 @ 100 , MTN (c) ......... 2,000 1,976
Truist Financial Corp. , 4 .58% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 8/1/26 @ 100 (c) ....... 5,757 5,733
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (c) (e) ...................... 5,904 5,895
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 1,500 1,532
Wells Fargo & Co. , 4 .58% ( SOFR + 72 bps ) , 5/20/29 , Callable 5/20/28 @ 100 (c) ........... 2,000 1,995
Western Alliance Bancorp , 5 .92% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 9/15/26 @ 100 (c) .. 1,350 1,309
Western Alliance Bank , 6 .54% ( H15T5Y + 285 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) ... 2,000 1,982
Zions Bancorp NA , 4 .48% ( SOFR + 106 bps ) , 2/9/29 , Callable 2/9/28 @ 100 (c) ........... 2,000 1,983
432,380
Health Care (2.2%):
AbbVie, Inc. , 3 .78% , 3/3/28 ............................................... 3,000 2,971
Amgen, Inc. , 4 .20% , 2/19/31 , Callable 1/19/31 @ 100 ............................. 2,000 1,961
Baxter International, Inc. , 4 .45% , 2/15/29 , Callable 1/15/29 @ 100 ................... 1,250 1,234
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,500 1,486
Centene Corp. , 4 .63% , 12/15/29 , Callable 8/1/26 @ 101.54 ......................... 2,500 2,435
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 7/17/26 @ 100 (a) .... 3,000 2,942
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 4,988 4,881
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (f) .................. 900 832
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 1,000 1,014
HCA, Inc.
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,000 1,006
4 .30% , 11/15/30 , Callable 10/15/30 @ 100 ................................. 2,000 1,957
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 2,000 2,016
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 3,000 2,714
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,250 1,267
Lifespan Corp. , 4 .65% , 5/15/31 , Callable 11/15/30 @ 100 .......................... 3,250 3,148
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 8/1/26 @ 101.31 (a) .................. 7,175 7,133
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 (a) ................................... 1,943 1,942
Premier Health Partners , 2 .91% , 11/15/26 , Callable 8/1/26 @ 100 .................... 1,230 1,219
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 1,708 1,718
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 388 395
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 4,000 3,977
Thermo Fisher Scientific, Inc. , 4 .22% , 2/12/31 , Callable 1/12/31 @ 100 ................ 2,000 1,964
50,212
Industrials (3.9%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 2,078 2,087
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 395 388
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 8/1/26 @ 100 (a) 1,500 1,474
Ashtead Capital, Inc. , 1 .50% , 8/12/26 , Callable 8/1/26 @ 100 (a) ..................... 7,200 7,163
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 1,309 1,265

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. $ 1,000 $ 1,009
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 641 620
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 9,508 9,502
FedEx Freight Holding Co., Inc. , 4 .30% , 3/15/29 , Callable 2/15/29 @ 100 (a) ............ 3,000 2,959
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 3,500 3,437
GXO Logistics, Inc. , 1 .65% , 7/15/26 , Callable 7/12/26 @ 100 ....................... 1,459 1,457
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 2,500 2,527
HNI Corp. , 5 .13% , 1/18/29 , Callable 7/18/28 @ 100 (a) ............................ 550 542
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 5,222 5,398
J.B. Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 ............. 2,000 2,010
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 4,208 4,227
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 952 979
Penske Truck Leasing Co. LP/PTL Finance Corp.
4 .20% , 4/1/27 , Callable 1/1/27 @ 100 (a) .................................. 7,114 7,088
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 1,000 1,013
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 2,000 2,006
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 1,000 1,013
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 7,000 6,932
Ryder System, Inc.
5 .30% , 3/15/27 , Callable 2/15/27 @ 100 , MTN ............................. 1,000 1,004
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 1,000 1,013
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000 1,021
Southwest Airlines Co.
5 .13% , 6/15/27 , Callable 4/15/27 @ 100 .................................. 1,003 1,007
4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 4,000 3,967
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 2,049 2,123
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 7/12/26 @ 104.31 .................... 1,000 1,041
TriNet Group, Inc. , 3 .50% , 3/1/29 , Callable 8/1/26 @ 100 (a) ........................ 2,098 1,972
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 1,000 1,038
United Airlines Pass Through Trust , 5 .88% , 10/15/27 ............................. 1,641 1,659
Westinghouse Air Brake Technologies Corp. , 3 .45% , 11/15/26 , Callable 8/15/26 @ 100 ..... 505 503
XPO, Inc. , 6 .25% , 6/1/28 , Callable 7/12/26 @ 101.56 (a) ........................... 4,734 4,780
86,224
Information Technology (2.5%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000 2,004
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 4,479 4,446
Citadel Finance LLC , 4 .75% , 2/14/29 , Callable 1/14/29 @ 100 (a) .................... 2,000 1,969
Corning, Inc. , 7 .25% , 8/15/36 , Callable 8/15/26 @ 100 ............................ 2,650 2,660
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,500 1,504
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 4,000 3,952
4 .75% , 7/15/31 , Callable 6/15/31 @ 100 .................................. 2,000 1,988
Gartner, Inc. , 4 .95% , 3/20/31 , Callable 2/20/31 @ 100 ............................ 1,000 976
Hewlett Packard Enterprise Co.
4 .45% , 9/25/26 .................................................... 1,000 1,000
4 .50% , 3/23/28 .................................................... 2,000 1,998
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 3,500 3,464
Intuit, Inc. , 4 .95% , 6/15/31 , Callable 5/15/31 @ 100 .............................. 3,294 3,293
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 2,000 2,038
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,010
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,002
Oracle Corp.
2 .65% , 7/15/26 .................................................... 2,411 2,409
4 .45% , 9/26/30 , Callable 8/26/30 @ 100 .................................. 4,000 3,861
Salesforce, Inc.
4 .50% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 5,000 4,995
4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 2,000 1,999
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 2,000 2,003
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,000 1,001
TD SYNNEX Corp. , 4 .30% , 1/17/29 , Callable 12/17/28 @ 100 ...................... 1,500 1,480

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
VeriSign, Inc.
4 .75% , 7/15/27 , Callable 7/20/26 @ 100 .................................. $ 2,100 $ 2,099
5 .10% , 7/15/31 , Callable 6/15/31 @ 100 .................................. 612 614
55,765
Materials (1.3%):
Amcor Flexibles North America, Inc.
4 .80% , 3/17/28 .................................................... 2,000 2,006
4 .25% , 3/8/29 , Callable 2/8/29 @ 100 .................................... 2,000 1,981
AptarGroup, Inc. , 4 .75% , 3/30/31 , Callable 2/28/31 @ 100 ......................... 3,000 2,972
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 3,399 3,392
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 2,989
CRH America Finance, Inc. , 4 .40% , 2/9/31 , Callable 1/9/31 @ 100 ................... 3,000 2,954
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... 2,000 2,013
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 2,000 1,954
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 8/1/26 @ 100 (a) ................... 962 920
LYB International Finance III LLC , 5 .13% , 1/15/31 , Callable 12/15/30 @ 100 ........... 2,000 1,994
RPM International, Inc. , 3 .75% , 3/15/27 , Callable 12/15/26 @ 100 .................... 2,087 2,075
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,571 1,571
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 1,000 1,023
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 (f) .................. 1,000 1,000
28,844
Real Estate (2.9%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 2,000 1,998
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 450 446
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 1,993 1,989
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 500 478
Extra Space Storage LP
2 .20% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 3,387 3,039
2 .40% , 10/15/31 , Callable 7/15/31 @ 100 ................................. 1,000 883
4 .90% , 2/1/32 , Callable 1/1/32 @ 100 .................................... 1,000 996
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 2,000 2,027
Global Net Lease, Inc./Global Net Lease Operating Partnership LP , 3 .75% , 12/15/27 , Callable
9/15/27 @ 100 (a) ................................................... 1,000 979
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 2,985 2,963
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 3,000 2,946
Highwoods Realty LP
3 .88% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 1,250 1,245
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 500 493
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 978
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 3,000 3,143
Kimco Realty OP LLC
2 .80% , 10/1/26 , Callable 7/17/26 @ 100 .................................. 1,500 1,495
3 .80% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 1,000 996
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/30/26 @ 100 ...................... 4,926 4,919
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 3,952 3,958
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 247 256
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 1,000 1,022
NNN REIT, Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000 923
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 1,980
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 1,500 1,490
SBA Communications Corp. , 3 .88% , 2/15/27 , Callable 7/12/26 @ 100 ................. 2,600 2,586
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 846 854
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,000
Tanger Properties LP , 3 .13% , 9/1/26 , Callable 8/1/26 @ 100 ........................ 2,022 2,017
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000 1,026
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 2,000 1,983

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
VICI Properties LP/VICI Note Co., Inc.
4 .25% , 12/1/26 , Callable 7/12/26 @ 100 (a) ................................ $ 1,000 $ 998
5 .75% , 2/1/27 , Callable 11/1/26 @ 100 (a) ................................. 749 751
3 .75% , 2/15/27 , Callable 8/1/26 @ 100 (a) ................................. 6,548 6,508
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 3,000 2,985
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 2,500 2,481
65,831
Utilities (3.8%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,500 2,549
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 4,375 4,301
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 1,000 1,007
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 4,000 4,079
CenterPoint Energy Restoration Bond Co. III LLC , 3 .90% , 12/15/30 .................. 5,000 4,919
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 929 949
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 1,250 1,224
Constellation Energy Generation LLC , 4 .63% , 2/1/29 , Callable 7/12/26 @ 100 (a) ......... 2,500 2,486
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (c) (e) ......... 6,354 6,321
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 1,402 1,409
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 3,000 3,013
Duke Energy Carolinas LLC , 4 .65% , 6/15/31 , Callable 5/15/31 @ 100 ................. 3,760 3,757
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 160 158
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 1,500 1,504
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 2,184 2,212
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 8/1/26 @ 100 (a) ................... 1,439 1,435
National Fuel Gas Co. , 4 .75% , 5/15/29 , Callable 4/15/29 @ 100 ..................... 4,000 3,989
NextEra Energy Capital Holdings, Inc.
4 .85% , 2/4/28 ..................................................... 2,000 2,011
3 .80% ( H15T5Y + 255 bps ) , 3/15/82 , Callable 3/15/27 @ 100 (c) .................. 1,700 1,675
NiSource, Inc. , 4 .75% , 5/18/31 , Callable 4/18/31 @ 100 ........................... 5,500 5,479
NorthWestern Corp. , 5 .07% , 3/21/30 , Callable 2/21/30 @ 100 (a) ..................... 1,500 1,512
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 1,000 1,007
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 ............................... 1,500 1,501
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 1,500 1,519
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,007
Public Service Co. of Colorado , 4 .15% , 3/13/29 , Callable 2/13/29 @ 100 ............... 2,000 1,981
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 1,000 1,013
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 ............... 3,000 2,954
Vistra Corp. , 7 .00% ( H15T5Y + 574 bps ) , Callable 12/15/26 @ 100 (a) (c) (e) .............. 1,000 1,007
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 5,325 5,579
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 2,000 2,072
WEC Energy Group, Inc. , 4 .75% , 1/15/28 , Callable 12/15/27 @ 100 .................. 3,000 3,008
Wisconsin Electric Power Co.
5 .00% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 2,000 2,025
4 .65% , 6/15/31 , Callable 5/15/31 @ 100 .................................. 3,000 2,987
84,649
Total Corporate Bonds (Cost $967,326)
a
a
a
967,713
Yankee Dollars (10.1%)
Consumer Discretionary (0.6%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 1,295 1,269
Carnival Corp. Ltd. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ....................... 1,500 1,498
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 3,500 3,433
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 3,000 2,987
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,200 1,187
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 7/17/26 @ 100 (a) .......... 1,714 1,713
12,087
Consumer Staples (0.7%):
Bacardi-Martini BV , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ....................... 2,000 2,037

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... $ 5,218 $ 5,207
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,185 1,016
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,009
JDE Peet's NV
1 .38% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 3,925 3,852
2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ................................ 1,135 982
15,103
Energy (0.8%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 ............ 3,250 3,282
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 1,000 1,016
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (c) .................. 1,515 1,523
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 117 114
TransCanada Trust , 5 .87% ( US0003M + 464 bps ) , 8/15/76 , Callable 8/15/26 @ 100 (c) ....... 2,685 2,687
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 7,218 7,553
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 1,000 1,003
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 1,000 1,029
18,207
Financials (5.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 3 .65% , 7/21/27 , Callable 4/21/27
@ 100 ........................................................... 2,907 2,884
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (c) ........ 1,625 1,629
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 4,452 4,566
Avilease Capital Ltd. , 5 .50% , 6/30/31 , Callable 5/30/31 @ 100 (a) .................... 2,697 2,712
Avolon Holdings Funding Ltd. , 6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) ............... 1,000 1,026
AXA SA , 5 .13% ( SOFRINDX + 414 bps ) , 1/17/47 , Callable 1/17/27 @ 100 (c) ............ 7,476 7,478
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 2,037 2,075
Bank of Montreal , 4 .37% ( SOFR + 70 bps ) , 12/21/26 , (Put Date 9/11/26) , MTN (c) (g) ....... 2,600 2,600
Barclays PLC
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (c) .................... 1,000 1,002
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (c) ..................... 1,000 1,005
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5 .25% , 9/10/29 , Callable 8/10/29 @ 100 (a) ................................ 2,000 2,011
5 .40% , 6/3/31 , Callable 5/3/31 @ 100 (a) .................................. 2,411 2,413
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,200 2,206
5 .50% , 9/10/29 .................................................... 3,802 3,850
Brookfield Asset Management Ltd. , 4 .65% , 11/15/30 , Callable 10/15/30 @ 100 .......... 4,149 4,095
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 1,964
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (c) ..................... 2,000 2,000
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (c) (f) ................ 3,000 2,990
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (c) .................... 1,500 1,507
4 .72% ( SOFR + 67 bps ) , 6/16/29 , Callable 6/16/28 @ 100 (c) ..................... 2,000 2,003
7 .26% , 4/10/32 (a) .................................................. 431 452
CI Financial Corp. , 7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ...................... 947 992
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 3,909 4,032
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 8/1/26 @ 103.19 (a) ............................... 3,300 3,351
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 2,633 2,623
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (c) ......... 3,000 3,011
Icon Investments Six DAC , 5 .81% , 5/8/27 , Callable 4/8/27 @ 100 .................... 1,908 1,923
Lloyds Banking Group PLC , 4 .24% ( H15T1Y + 60 bps ) , 2/10/30 , Callable 2/10/29 @ 100 (c) .. 2,600 2,566
Mizuho Financial Group, Inc. , 4 .78% ( H15T1Y + 68 bps ) , 7/13/30 , Callable 7/13/29 @ 100 (c) . 3,000 2,994
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 5,000 4,995
NatWest Markets PLC , 4 .65% , 3/27/29 (a) ..................................... 2,000 1,997
Santander UK Group Holdings PLC , 4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28
@ 100 (c) ......................................................... 4,283 4,240
SMBC Aviation Capital Finance DAC , 1 .90% , 10/15/26 , Callable 9/15/26 @ 100 (a) ....... 2,000 1,986

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Standard Chartered PLC
4 .30% , 2/19/27 (a) .................................................. $ 1,540 $ 1,537
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (c) .................. 1,725 1,725
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (c) ................ 4,865 4,910
The Bank of Nova Scotia , 8 .62% ( H15T5Y + 439 bps ) , 10/27/82 , Callable 10/27/27 @ 100 (c) . 4,238 4,408
The Toronto-Dominion Bank , 3 .62% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 5,805 5,791
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 8,000 7,965
113,514
Health Care (0.7%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 5,400 5,343
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 3,000 2,950
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 500 501
Teva Pharmaceutical Finance Netherlands III BV
3 .15% , 10/1/26 .................................................... 3,500 3,482
6 .75% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 2,875 2,942
15,218
Industrials (0.8%):
Air Canada Pass Through Trust
3 .60% , 3/15/27 (a) .................................................. 427 422
4 .13% , 12/15/27 (a) .................................................. 932 914
AS Mileage Plan IP Ltd. , 5 .02% , 10/20/29 , Callable 9/20/29 @ 100 (a) ................. 3,819 3,790
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 5,678 5,717
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,034
4 .80% , 5/29/29 , Callable 4/29/29 @ 100 (a) ................................ 2,000 1,995
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 2,273 2,286
5 .25% , 4/2/28 (a) (f) .................................................. 2,000 2,012
18,170
Information Technology (0.8%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 ............................... 2,000 1,991
Genpact UK Finco PLC/Genpact USA, Inc. , 4 .95% , 11/18/30 , Callable 10/18/30 @ 100 .... 1,000 985
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 3,250 3,353
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 9,750 9,968
Renesas Electronics Corp.
2 .17% , 11/25/26 , Callable 10/25/26 @ 100 (a) ............................... 1,700 1,683
2 .17% , 11/25/26 , Callable 10/25/26 @ 100 ................................. 738 731
18,711
Materials (0.3%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,000 1,020
Australian Metcoal Financing Pty Ltd. , 6 .25% , 10/22/31 , Callable 9/22/31 @ 100 (a) ....... 1,500 1,524
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 2,000 2,023
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,000
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 1,000 1,002
7,569
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 7,000 6,962
Total Yankee Dollars (Cost $225,313)
a
a
a
225,541
Municipal Bonds (1.1%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000 1,035
Arizona (0.1%):
Arizona IDA Revenue
4 .51% , 10/1/26 .................................................... 500 501
4 .51% , 10/1/27 .................................................... 500 501
4 .60% , 10/1/28 .................................................... 500 502

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .71% , 10/1/29 .................................................... $ 500 $ 503
2,007
California (0.2%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 1,000 1,003
Series B , 5 .76% , 7/1/31 .............................................. 1,000 1,004
California Municipal Finance Authority Revenue , Series B , 4 .51% , 5/15/30 , Continuously
Callable @100 ..................................................... 2,065 2,027
Los Angeles Unified School District, GO , Series QRR , 4 .00% , 7/1/26 ................. 1,105 1,105
5,139
Colorado (0.0%):(h)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 195 193
Illinois (0.1%):
City of Chicago, GO , Series A , 5 .88% , 1/1/31 ................................... 1,130 1,138
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 250 250
4 .63% , 12/1/28 .................................................... 500 500
1,888
Indiana (0.0%):(h)
City of Carmel Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B , 4 .94% , 5/1/27 .............................................. 200 201
Series B , 4 .97% , 5/1/28 .............................................. 225 227
Series B , 5 .02% , 5/1/29 .............................................. 275 279
707
Louisiana (0.1%):
City of New Orleans, GO
Series B , 4 .90% , 12/1/26 ............................................. 1,000 1,001
Series B , 5 .05% , 12/1/27 ............................................. 650 651
1,652
Maryland (0.0%):(h)
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 750 755
Massachusetts (0.3%):
Massachusetts Development Finance Agency Revenue
Series B , 6 .75% , 10/1/30 ............................................. 2,517 2,546
Series G , 6 .38% , 10/1/28 ............................................. 665 666
Series G , 6 .63% , 10/1/30 ............................................. 1,775 1,804
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 940 954
5,970
New York (0.1%):
Albany Capital Resource Corp. Revenue , Series B , 4 .78% , 5/1/31 .................... 750 754
City of New York, GO , Series H-1 , 4 .19% , 2/1/28 ................................ 510 508
1,262
Ohio (0.0%):(h)
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 845 849
South Carolina (0.0%):(h)
Greenville-Spartanburg Airport District Revenue
Series B , 4 .75% , 7/1/26 .............................................. 250 250
Series B , 4 .61% , 7/1/27 .............................................. 350 351
Series B , 4 .59% , 7/1/28 .............................................. 250 251
852
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund) , 7 .00% , 2/15/27 , Continuously Callable @100 .................... 1,100 1,104
San Antonio Education Facilities Corp. Revenue , 3 .15% , 4/1/37 , Continuously Callable @100 1,800 1,358
2,462
Total Municipal Bonds (Cost $24,671)
a
a
a
24,771

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (c) (e) .................................. $ 7,823 $ 7,823
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 479 487
Federal National Mortgage Association
1 .50% , 3/1/37 ..................................................... 1,730 1,546
4 .50% , 11/1/40 ..................................................... 2,283 2,256
3,802
Total U.S. Government Agency Mortgages (Cost $12,137)
a
a
a
12,112
U.S. Treasury Obligations (9.7%)
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 2,000 2,003
4 .38% , 12/15/26 .................................................... 15,000 15,035
0 .50% , 8/31/27 .................................................... 17,400 16,686
4 .13% , 11/15/27 .................................................... 39,000 38,976
4 .00% , 6/30/28 .................................................... 13,000 12,960
3 .75% , 12/31/28 .................................................... 31,000 30,692
1 .63% , 8/15/29 .................................................... 24,000 22,241
4 .13% , 8/31/30 .................................................... 35,000 34,902
4 .00% , 1/31/31 .................................................... 28,000 27,757
3 .88% , 4/30/31 .................................................... 15,000 14,785
Total U.S. Treasury Obligations (Cost $216,743)
a
a
a
216,037
Commercial Paper (6.2%)
Communication Services (1.0%):
Videotron Ltd.
4 .30% , 7/7/26 (a) (i) .................................................. 10,000 9,991
4 .32% , 7/9/26 (a) (i) .................................................. 3,000 2,997
4 .36% , 7/14/26 (a) (i) ................................................. 9,000 8,985
21,973
Consumer Discretionary (1.0%):
Genuine Parts Co.
4 .24% , 7/6/26 (a) (i) .................................................. 1,000 999
4 .41% , 7/20/26 (a) (i) ................................................. 8,500 8,479
4 .43% , 7/21/26 (a) (i) ................................................. 1,200 1,197
4 .45% , 7/24/26 (a) (i) ................................................. 5,200 5,185
4 .53% , 8/10/26 (a) (i) ................................................. 5,300 5,273
21,133
Consumer Staples (1.5%):
Bacardi-Martini BV
4 .09% , 7/1/26 (a) (i) .................................................. 9,000 8,999
4 .32% , 7/30/26 (a) (i) ................................................. 6,000 5,979
Keurig Dr Pepper, Inc.
4 .16% , 7/8/26 (a) (i) .................................................. 4,200 4,196
4 .16% , 7/10/26 (a) (i) ................................................. 12,800 12,785
4 .25% , 7/20/26 (a) (i) ................................................. 650 648
32,607
Energy (1.0%):
Antero Resources Corp. , 4 .39% , 7/1/26 (a) (i) ................................... 21,885 21,882
Financials (0.7%):
Stellantis Financial Services US Corp.
4 .30% , 7/6/26 (a) (i) .................................................. 1,500 1,499
4 .31% , 7/17/26 (a) (i) ................................................. 1,500 1,497
4 .43% , 7/20/26 (a) (i) ................................................. 2,800 2,793
4 .45% , 7/23/26 (a) (i) ................................................. 4,200 4,188

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .54% , 8/21/26 (a) (i) ................................................. $ 6,050 $ 6,011
15,988
Health Care (0.2%):
HCA, Inc. , 4 .44% , 8/25/26 (a) (i) ............................................ 5,000 4,966
Information Technology (0.3%):
Jabil, Inc.
4 .36% , 8/25/26 (a) (i) ................................................. 3,500 3,476
4 .37% , 8/27/26 (a) (i) ................................................. 4,000 3,972
7,448
Materials (0.2%):
Sonoco Products Co. , 4 .09% , 7/1/26 (a) (i) ...................................... 4,000 4,000
Real Estate (0.0%):(h)
Alexandria Real Estate Equities, Inc. , 3 .87% , 7/6/26 (a) (i) .......................... 1,000 999
Utilities (0.3%):
Guadalupe Valley Electric Coop, Inc.
4 .27% , 7/9/26 (a) (i) .................................................. 5,400 5,394
4 .32% , 7/24/26 (a) (i) ................................................. 2,000 1,995
7,389
Total Commercial Paper (Cost $138,401)
a
a
a
138,385
Shares
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (j) ........ 2,743,327 2,744
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (j) ............ 2,743,327 2,743
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (j) ................ 2,743,327 2,743
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (j) . 2,743,327 2,743
Total Collateral for Securities Loaned (Cost $10,973)
a
a
a
10,973
Total Investments (Cost $2,231,940) — 100.0% 2,231,903
Other assets in excess of liabilities —  (0.0)%(h) 140
NET ASSETS - 100.00% $ 2,232,043
At June 30, 2026, the Fund's investments in foreign securities were 12.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$1,107,032 (thousands) and amounted to 49.6% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Put Bond.
(h) Amount represents less than 0.05% of net assets.
(i) Rate represents the effective yield at June 30, 2026.
(j) Rate disclosed is the daily yield on June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company

Victory Portfolios II
VictoryShares Short-Term Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of June 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
28
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (13.9%)
ABS Auto (7.3%):
Alloya Auto Receivables Trust, Series 2025-1A, Class A4, 4.71%, 1/25/30, Callable 7/25/28 @
100(a) ........................................................... $ 1,634 $ 1,638
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 8/15/27 @ 100 1,263 1,272
American Heritage Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.77%, 6/16/31,
Callable 4/15/29 @ 100(a) ............................................ 900 895
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 11/15/28 @ 100(a) ........................................... 2,123 2,139
ARI Fleet Lease Trust ....................................................
Series 2024-A, Class B, 5.16%, 11/15/32, Callable 8/15/27 @ 100(a) .............. 1,300 1,309
Series 2025-A, Class A3, 4.46%, 1/17/34, Callable 10/15/28 @ 100(a) ............. 920 919
Series 2026-A, Class B, 4.38%, 11/15/34, Callable 5/15/29 @ 100(a) .............. 1,500 1,471
AutoNation Finance Trust .................................................
Series 2025-1A, Class B, 5.03%, 8/12/30, Callable 9/10/28 @ 100(a) .............. 2,955 2,971
Series 2026-1A, Class B, 4.42%, 6/11/31, Callable 5/11/29 @ 100(a) .............. 1,000 988
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 791
Series 2023-6A, Class C, 7.03%, 12/20/29, Callable 12/20/28 @ 100(a) ............ 1,000 1,032
Series 2026-1A, Class B, 4.57%, 8/20/30, Callable 8/20/29 @ 100(a) .............. 1,660 1,631
CarMax Auto Owner Trust ................................................
Series 2022-3, Class C, 4.98%, 2/15/28, Callable 9/15/26 @ 100 ................. 1,090 1,092
Series 2023-1, Class D, 6.27%, 11/15/29, Callable 3/15/27 @ 100 ................ 1,000 1,008
Series 2024-2, Class B, 5.69%, 11/15/29 , Callable 2/15/28 @ 100 ................ 1,450 1,472
Series 2024-4, Class B, 4.82%, 5/15/30, Callable 7/15/28 @ 100 ................. 2,000 2,003
CarMax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28, Callable 8/15/28
@ 100 ........................................................... 1,598 1,606
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 5/25/28 @ 100(a) ............. 875 897
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 12/25/27 @ 100(a) ........... 1,400 1,412
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 643 649
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 2/25/28 @ 100(a) .............. 2,700 2,743
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 2/25/28 @ 100(a) ............ 2,950 2,981
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 2/25/28 @ 100(a) .............. 1,450 1,465
Series 2025-2A, Class B, 4.32%, 3/25/31, Callable 3/25/29 @ 100(a) .............. 2,232 2,202
Series 2026-1A, Class B, 4.90%, 5/25/32, Callable 2/25/30 @ 100(a) .............. 2,000 2,004
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 8/15/26 @ 100(a) ............ 244 245
Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 4/15/27 @ 100(a) ............. 523 526
Chesapeake IV Funding DAC ..............................................
Series 2026-1A, Class A4, 4.59%, 2/15/35(a) ............................... 2,900 2,895
Series 2026-1A, Class B, 4.85%, 2/15/35(a) ................................ 284 283
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28 , Callable 4/15/27 @ 100(a) .............. 89 89
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,000 1,006
Corporate One Auto Receivables Trust ........................................
Series 2026-1A, Class A4, 4.27%, 12/16/30, Callable 6/15/29 @ 100(a) ............ 2,395 2,371
Series 2026-1A, Class B, 4.59%, 1/15/31, Callable 6/15/29 @ 100(a) .............. 556 550
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 229 230
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 4/15/27 @ 100(a) ............. 947 952
Series 2024-3A, Class A, 4.68%, 9/15/34, Callable 5/15/28 @ 100(a) .............. 2,000 2,003
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 9/15/29 @ 100(a) .............. 829 817
Series 2026-1A, Class A, 4.65%, 4/15/36, Callable 1/15/30 @ 100(a) .............. 1,500 1,493
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 4/15/28 @
100(a) ........................................................... 2,700 2,734
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 1,621 1,622
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 74 74
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 1,450 1,480
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 7/20/27 @ 100(a) .............. 2,000 2,017
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 994 1,011
Series 2026-2, Class A4, 4.59%, 1/20/33, Callable 3/20/30 @ 100(a) .............. 2,500 2,494

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Exeter Select Automobile Receivables Trust, Series 2026-1, Class B, 4.99%, 10/15/32, Callable
2/15/32 @ 100 ..................................................... $ 1,819 $ 1,823
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 7/15/28 @ 100(a) ............. 1,258 1,273
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 12/15/28 @ 100(a) ............. 647 653
Series 2026-1A, Class A4, 4.32%, 3/15/32, Callable 1/15/30 @ 100(a) ............. 3,000 2,961
Series 2026-1A, Class B, 4.59%, 7/15/32, Callable 1/15/30 @ 100(a) .............. 3,350 3,297
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 6/15/29
@ 100(a) ......................................................... 2,000 1,978
Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) 292 291
Ford Credit Auto Owner Trust ..............................................
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 4,500 4,497
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 830
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,000 1,024
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B, 5.55%, 5/15/29,
Callable 9/15/27 @ 100(a) ............................................ 1,429 1,433
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 1,990 2,024
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 8/15/28 @ 100(a) .............. 250 255
GLS Auto Receivables Issuer Trust, Series 2026-2A, Class B, 4.63%, 9/16/30(a) .......... 1,500 1,495
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 9/15/28 @ 100(a) ............. 2,755 2,798
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 1/15/29 @ 100(a) .............. 875 881
Series 2024-4A, Class B, 4.50%, 11/15/30, Callable 6/15/29 @ 100(a) ............. 2,000 1,996
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 7/15/29 @ 100(a) ............. 728 729
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 7/15/29 @ 100(a) .............. 1,950 1,963
GM Financial Consumer Automobile Receivables Trust ...........................
Series 2025-1, Class B, 5.00%, 8/16/30, Callable 4/16/28 @ 100 ................. 1,450 1,459
Series 2026-2, Class B, 4.44%, 4/16/32, Callable 11/16/29 @ 100 ................ 2,000 1,978
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 1/15/28 @ 100(a) ............. 4,000 4,030
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 1,200 1,211
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 6/15/27 @
100(a) ........................................................... 926 929
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 2/25/28(a) ........... 1,000 1,007
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27(a) ............ 1,000 992
Honda Auto Receivables Owner Trust, Series 2024-4, Class A4, 4.35%, 12/16/30, Callable
11/15/27 @ 100 .................................................... 1,500 1,500
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 10/15/28 @
100 ............................................................. 941 941
LAD Auto Receivables Trust ...............................................
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 7/15/27 @ 100(a) .............. 622 623
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 10/15/27 @ 100(a) ............. 558 559
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @ 100(a) ............ 1,500 1,508
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 4/15/28 @ 100(a) ............. 500 508
Series 2024-3A, Class B, 4.74%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 2,080 2,080
Series 2025-2A, Class A4, 4.36%, 7/15/30, Callable 12/15/28 @ 100(a) ............ 1,000 995
Series 2026-1A, Class A4, 4.05%, 12/15/31, Callable 8/15/29 @ 100(a) ............ 1,500 1,468
Series 2026-1A, Class B, 4.22%, 2/15/33 , Callable 8/15/29 @ 100(a) .............. 1,500 1,462
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.89%, 7/15/32, Callable
1/15/29 @ 100(a) ................................................... 2,624 2,644
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 4/15/31, Callable
10/15/28 @ 100 .................................................... 1,890 1,907
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 8/20/26 @ 100(a) .............. 282 282
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 8/20/26 @ 100(a) .............. 2,000 2,005
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 1,764 1,770
Series 2025-1A, Class B, 4.91%, 1/20/39, Callable 3/20/29 @ 100(a) .............. 1,148 1,136
Nissan Auto Lease Trust, Series 2025-A, Class C, 5.11% , 6/15/29, Callable 11/15/27 @ 100 . 2,000 2,005
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 8/15/28 @ 100(a) .............. 500 511
Series 2025-1A, Class A4, 4.79%, 1/15/31, Callable 7/15/29 @ 100(a) ............. 1,960 1,965
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 7/15/29 @ 100(a) .............. 1,214 1,213

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 7/10/26 @
100(a) ........................................................... $ 51 $ 51
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 1,500 1,500
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 11/15/28 @ 100(a) ............. 1,450 1,454
Series 2025-A, Class A4, 4.19%, 5/15/31, Callable 10/15/29 @ 100(a) ............. 1,500 1,478
Series 2025-A, Class B, 4.37%, 7/15/31, Callable 10/15/29 @ 100(a) .............. 666 652
Series 2026-A, Class A4, 4.75%, 6/15/32, Callable 10/15/30 @ 100(a) ............. 1,435 1,438
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/28(a) ........... 3,000 3,007
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 7/15/28 @ 100(a) .............. 1,500 1,505
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 7/15/28 @ 100(a) ............... 1,500 1,509
Series 2025-SF1, Class C, 5.14%, 4/15/31, Callable 5/15/29 @ 100(a) ............. 959 961
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 900 909
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 2,000 2,035
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 6/15/28 @ 100(a) .............. 1,950 1,965
Series 2025-1A, Class B, 4.78%, 12/15/31, Callable 2/15/29 @ 100(a) ............. 1,000 994
Series 2026-1A, Class B, 4.95%, 7/15/32, Callable 5/15/30 @ 100(a) .............. 3,000 2,991
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 1,230 1,237
Series 2025-B, Class B, 4.93%, 12/29/32, Callable 6/25/28 @ 100(a) .............. 1,182 1,187
Series 2026-A, Class B, 4 .28%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 1,246 1,240
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 10/20/27 @ 100(a) ............. 1,500 1,518
Series 2024-1A, Class B, 5.38%, 1/21/31 , Callable 3/20/28 @ 100(a) .............. 840 849
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 8/20/28 @ 100(a) ............. 2,000 2,001
Series 2026-2A, Class B, 4.89%, 5/20/33, Callable 9/20/30 @ 100(a) .............. 1,470 1,471
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class B, 4.75%,
7/20/30, Callable 4/20/29 @ 100(a) ...................................... 1,649 1,640
Tesla Auto Lease Trust, Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 7/20/26 @ 100(a) 2,000 2,001
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A4, 4.37%, 5/21/29,
Callable 12/20/27 @ 100(a) ........................................... 1,500 1,496
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35, Callable
4/25/27 @ 100(a) ................................................... 2,000 1,991
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A, Class A3, 4.63%, 9/15/27, Callable 4/15/27 @ 100 ................ 403 404
Series 2024-D, Class A4, 4.43%, 4/15/30, Callable 7/15/28 @ 100 ................ 2,000 1,998
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1, Class B, 4.73%, 9/26/33, Callable 8/25/28 @ 100(a) ............... 642 640
Series 2026-1, Class B, 5.07%, 6/26/34, Callable 4/25/30 @ 100(a) ............... 1,409 1,408
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 280 282
United Auto Credit Securitization Trust, Series 2026-1, Class B, 4.63%, 5/10/29(a) ........ 1,500 1,492
USB Auto Owner Trust ...................................................
Series 2025-1A, Class A4, 4.62%, 12/16/30, Callable 8/15/28 @ 100(a) ............ 1,470 1,472
Series 2025-1A, Class B, 4.81%, 1/15/31, Callable 8/15/28 @ 100(a) .............. 1,000 1,002
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 8/15/27 @ 100(a) ............ 968 973
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 8/15/27 @ 100(a) .............. 2,033 2,057
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 7/16/35(a) ............ 2,155 2,152
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 188 188
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,000 2,025
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 1,357 1,369
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 1,625 1,625
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 1,514 1,519
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 3/15/27 @
100 ............................................................. 1,000 1,005
195,062
ABS Card (1.2%):
American Express Credit Account Master Trust .................................
Series 2023-4, Class A, 5.15%, 9/16/30 ................................... 2,900 2,947

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2, Class A, 5.24%, 4/15/31 ................................... $ 3,000 $ 3,068
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 1,800 1,806
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 3,500 3,522
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 4,700 4,426
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/15/29(a) ....................... 920 920
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 4,840 4,871
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 1,900 1,881
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 903 904
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 833 834
Master Credit Card Trust, Series 2022-2A, Class C, 2.73% , 7/21/28(a) ................. 625 616
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 1,145 1,227
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class A, 1.53%, 10/26/29(a) ............................... 2,000 1,983
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 2,000 1,981
Series 2025-1A, Class B, 4.41%, 9/26/30(a) ................................ 1,500 1,493
32,479
ABS Other (5.2%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 7/15/26
@ 100(a) ......................................................... 1,500 1,495
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 2,710 2,734
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 1,081 1,091
Ansley Park Capital LLC .................................................
Series 2025-A, Class A2, 4.43%, 4/20/35, Callable 7/20/30 @ 100(a) .............. 2,526 2,518
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 7/20/30 @ 100(a) ............... 1,000 986
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 826 837
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 1/15/28 @ 100(a) ............. 833 858
Barings Equipment Finance LLC ............................................
Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 2/13/31 @ 100(a) .............. 3,000 3,043
Series 2025-B, Class A4, 4.29%, 9/13/50, Callable 4/13/30 @ 100(a) .............. 2,000 1,973
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27
@ 100(a) ......................................................... 1,216 1,223
Capteris Equipment Finance LLC, Series 2026-1A, Class A2, 4.44%, 9/20/33, Callable 7/20/29
@ 100(a) ......................................................... 3,000 2,992
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 10/14/26 @ 100(a) ............. 22 22
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 8/14/27 @ 100(a) ............... 1,450 1,472
Series 2025-1, Class B, 4.69%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 965 963
Series 2026-1, Class B, 4.97%, 1/17/34, Callable 2/14/30 @ 100(a) ............... 1,500 1,499
CF Hippolyta Issuer LLC .................................................
Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................................ 468 387
Series 2021-1A, Class A1, 1.53%, 3/15/61(a) ............................... 1,376 1,084
CNH Equipment Trust, Series 2024-C, Class A4, 4.12%, 3/15/32, Callable 3/15/29 @ 100 ... 1,500 1,487
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30 , Callable 1/20/28 @ 100(a) ............... 1,637 1,652
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 1/20/29 @ 100(a) ............... 228 228
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 1,349 1,304
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 1,796 1,802
Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.93%, 12/16/30, Callable 10/15/26 @
100 ............................................................. 1,680 1,687
Dell Equipment Finance Trust ..............................................
Series 2024-1, Class B, 5.53%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 2,000 2,011
Series 2025-1, Class B, 4.96%, 2/24/31, Callable 11/22/27 @ 100(a) .............. 1,550 1,558
Series 2025-2, Class B, 4.34%, 3/24/31, Callable 6/22/28 @ 100(a) ............... 1,000 992
Series 2026-1A, Class B, 4.65%, 12/22/31, Callable 11/22/28 @ 100(a) ............ 1,000 995
Dext ABS LLC ........................................................
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,399 1,406
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 3/15/29 @ 100(a) ............... 2,000 2,003

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2, Class A3, 4.23%, 4/15/36, Callable 2/15/30 @ 100(a) .............. $ 2,000 $ 1,985
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76% , 4/15/49, Callable
7/20/26 @ 100(a) ................................................... 1,000 984
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 7/20/26 @ 100(a) . 1,733 1,689
DLLAA LLC, Series 2025-1A, Class A4, 5.08%, 4/20/33, Callable 5/20/29 @ 100(a) ...... 1,583 1,604
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 919 937
DLLMT LLC ..........................................................
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ............. 1,020 1,027
Series 2026-1A, Class A4, 4.36%, 9/20/33, Callable 11/20/29 @ 100(a) ............ 1,250 1,242
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............... 1,154 1,146
Ford Credit Floorplan Master Owner Trust A, Series 2024-4, Class A, 4.40%, 9/15/31(a) .... 1,500 1,493
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
10/20/28 @ 100(a) .................................................. 875 877
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,492
Series 2025-1, Class A4, 4.58%, 1/15/32, Callable 5/15/29 @ 100(a) .............. 2,180 2,178
Series 2025-2, Class B, 4.50%, 9/15/32, Callable 1/15/30 @ 100(a) ............... 1,000 984
Series 2026-1, Class B, 5.14%, 5/16/33, Callable 10/15/30 @ 100(a) .............. 1,500 1,504
HPEFS Equipment Trust ..................................................
Series 2024-1A, Class B, 5.18%, 5/20/31, Callable 8/20/27 @ 100(a) .............. 220 220
Series 2025-1A, Class B, 4.51%, 9/20/32 , Callable 3/20/29 @ 100(a) .............. 2,000 1,988
Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,486
John Deere Owner Trust, Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 7/15/28 @ 100 . 1,376 1,367
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,268 1,283
Series 2025-1A, Class A4, 4.87%, 7/15/30, Callable 1/15/29 @ 100(a) ............. 1,958 1,972
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 2,076 2,089
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 2,360 2,370
MMAF Equipment Finance LLC ............................................
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 1,462 1,475
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 750 759
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 865 878
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a) ....... 140 135
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 7/20/26 @ 100(a) ............................................ 1,807 1,477
NMEF Funding LLC ....................................................
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 1,519 1,541
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 8/15/28 @ 100(a) ............... 1,418 1,419
Series 2025-B, Class B, 4.73%, 1/18/33 , Callable 2/15/29 @ 100(a) ............... 2,994 2,973
Series 2026-A, Class A3, 4.20%, 2/15/34, Callable 12/15/29 @ 100(a) ............. 2,000 1,979
NP SPE IX LP, Series 2019-1A, Class A2, 3.24%, 9/20/49(a) ........................ 491 439
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 428 350
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A, Class A2, 4.50%, 10/17/33, Callable 8/15/28 @ 100(a) ............ 1,500 1,499
Series 2026-1A, Class B, 4.91%, 10/17/33, Callable 8/15/28 @ 100(a) ............. 773 769
OneMain Financial Issuance Trust, Series 2022-3A, Class B, 6.45%, 5/15/34, Callable 7/14/26
@ 100(a) ......................................................... 2,639 2,646
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30 , Callable 3/20/28 @ 100(a) ............ 1,450 1,467
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,143 1,144
Series 2025-1A, Class A2, 4.94%, 10/20/28, Callable 10/20/28 @ 100(a) ........... 1,213 1,216
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 10/20/28 @ 100(a) ............ 773 777
Series 2026-1A, Class A3, 4.39%, 7/20/33, Callable 8/20/29 @ 100(a) ............. 857 849
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 2,622 2,629
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 5/15/28 @ 100(a) .............. 873 877
Series 2026-1A, Class B, 4.91%, 2/15/33, Callable 2/15/30 @ 100(a) .............. 1,650 1,645
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @
100(a)(b) ......................................................... 1,089 1,087
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 5,350 5,201
QTS Issuer ABS II LLC, Series 2026-4A, Class A2, 5.70%, 3/5/56, Callable 3/5/29 @ 100(a) 2,000 1,991

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ $ 2,000 $ 1,951
SCF Equipment Leasing LLC, Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 12/20/28 @
100(a) ........................................................... 1,243 1,255
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, Callable 3/25/29
@ 100(a) ......................................................... 1,625 1,575
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 2,000 1,949
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @
100(a) ........................................................... 2,000 1,963
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 3/15/56 , Callable 3/15/29 @ 100(a) .. 1,161 1,129
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 7/15/26 @ 100(a) ............ 1,000 980
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 7/15/26 @ 100(a) .............. 500 494
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,330 1,341
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 381 385
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 459 464
Verizon Master Trust, Series 2025-10, Class A, 4.28%, 10/20/33, Callable 10/20/30 @ 100(a) 2,000 1,978
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A4, 4.29%, 7/15/31 , Callable 6/15/28 @ 100(a) ............. 2,470 2,464
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 2/15/29 @ 100(a) ............ 1,000 1,001
Series 2026-1A, Class A4, 4.04%, 1/17/33, Callable 1/15/30 @ 100(a) ............. 1,960 1,927
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 937 832
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 4/15/31, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,490
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) .... 2,500 2,510
137,129
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 5.24% (SOFR30A+161bps), 8/25/50, Callable 1/25/34 @ 100(c) 3,000 2,975
Series 2018-2A, Class B, 4.89% (SOFR30A+126bps), 3/25/67, Callable 3/25/38 @
100(a)(c) ......................................................... 1,000 954
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 5/25/33 @
100(a) ........................................................... 1,198 1,080
SLM Student Loan Trust ..................................................
Series 2006-10, Class B, 4.15% (SOFR90A+48bps), 3/25/44, Callable 4/25/30 @ 100(c) 97 91
Series 2007-1, Class B, 4.15% (SOFR90A+48bps), 1/27/42, Callable 10/25/29 @ 100(c) 159 148
5,248
Total Asset-Backed Securities (Cost $370,515)
a
a
a
369,918
Collateralized Mortgage Obligations (7.5%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation REMICs, Series 5522, Class BF, 4.68%
(SOFR30A+105bps), 3/25/55(c) ........................................ 2,518 2,523
Federal National Mortgage Association REMICs, Series 2024-96, Class FC, 4.83%
(SOFR30A+120bps), 12/25/54(c) ....................................... 1,993 2,001
4,524
Agency CMO Other (1.6%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,257 1,270
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,000 1,985
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 1,916 1,928
Series 5575, Class A, 5.00%, 11/25/51 .................................... 2,507 2,500
Series 5598, Class PG, 4.50%, 11/25/55 ................................... 2,546 2,484
Series 5648, Class NM, 4.50%, 8/25/52 ................................... 2,366 2,326
Series 5665, Class HE, 5.00%, 6/25/36 ................................... 2,949 2,931
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 440, Class DB, 4.50%, 5/25/36 .................................... 1,946 1,908
Series 452, Class AB, 5.05%, 6/25/36 .................................... 5,837 5,833
Federal National Mortgage Association REMICs ................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 966 972

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. $ 914 $ 914
Series 2026-10, Class AD, 4.50%, 1/25/51 ................................. 2,674 2,627
Government National Mortgage Association ....................................
Series 2020-162, Class AB, 1.00%, 10/20/50 ............................... 2,301 1,764
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 1,612 1,417
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 973 982
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 2,113 2,089
Series 2024-95, Class AB, 2.50%, 6/20/45 ................................. 1,478 1,351
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 1,195 1,181
Series 2025-131, Class QC, 4.00%, 7/20/51 ................................ 1,405 1,371
Series 2025-131, Class ZM, 4.50%, 8/20/65 ................................ 3,114 2,916
Series 2025-196, Class GA, 4.75%, 5/20/65 ................................ 2,827 2,815
43,564
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K087, Class A2, 3.77%, 12/25/28 .................................. 482 475
Series K091, Class A2, 3.51%, 3/25/29 ................................... 1,250 1,220
Series K095, Class A2, 2.79%, 6/25/29 ................................... 1,000 956
Series K096, Class A2, 2.52% , 7/25/29 ................................... 1,000 947
Series K097, Class A2, 2.51%, 7/25/29 ................................... 2,000 1,891
Series K100, Class A2, 2.67%, 9/25/29 ................................... 545 516
Series K135, Class A2, 2.15%, 10/25/31(d) ................................ 1,000 891
Series K136, Class A2, 2.13%, 11/25/31 ................................... 4,000 3,553
Series K141, Class A2, 2.25%, 2/25/32 ................................... 4,000 3,561
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000 2,686
Series K144, Class A2, 2.45%, 4/25/32 ................................... 3,000 2,687
Series K146, Class A2, 2.92%, 6/25/32 ................................... 4,885 4,480
Series K147, Class A2, 3.00%, 6/25/32(d) ................................. 3,000 2,762
Series K-1510, Class A3, 3.79%, 1/25/34 .................................. 1,000 948
Series K-1512, Class A3, 3.06%, 4/25/34 .................................. 1,000 899
Series K159, Class A2, 3.95%, 11/25/30(d) ................................ 500 490
Series KG02, Class A2, 2.41%, 8/25/29 ................................... 909 858
Series KIR3, Class A2, 3.28%, 8/25/27 ................................... 1,500 1,481
Federal National Mortgage Association .......................................
Series 2018-M4, Class A2, 3.17%, 3/25/28(d) ............................... 301 296
Series 2019-M1, Class A2, 3.68%, 9/25/28(d) ............................... 526 517
Series 2019-M12, Class A2, 2.89%, 6/25/29(d) .............................. 926 889
Series 2022-M12, Class A, 3.10%, 12/25/28(d) .............................. 2,232 2,163
Series 2022-M13, Class A2, 2.67%, 6/25/32 ................................ 3,894 3,512
Series 2022-M2, Class A2, 2.40%, 11/25/31 ................................ 3,000 2,716
41,394
Commercial MBS (4.2%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.37% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 1,955 1,962
Series 2025-OANA, Class B, 5.47% (TSFR1M+184bps), 6/15/40(a)(b)(c) .......... 2,000 2,006
AOA Trust, Series 2025-1301, Class A, 5.23%, 8/11/42(a)(b)(d) ...................... 1,259 1,255
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class AS, 3.06%, 5/15/53, Callable 5/15/30 @ 100(a)(d) ......... 1,300 1,209
Series 2022-MF4, Class A5, 3.39%, 2/15/55, Callable 2/15/32 @ 100(a)(d) ......... 2,000 1,856
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.28% (TSFR1M+165bps), 8/15/42(a)(b)(c) .......... 1,000 1,002
Series 2025-ATRM, Class B, 5.73% (TSFR1M+210bps), 8/15/42(a)(b)(c) .......... 1,277 1,270
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(d) ........................... 2,640 2,599
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ........................... 1,000 972
Benchmark Mortgage Trust ................................................
Series 2020-B17, Class A5, 2.29%, 3/15/53, Callable 3/15/30 @ 100 .............. 1,224 1,105
Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @ 100 ............. 751 718
Series 2020-B22, Class A5, 1.97%, 1/15/54, Callable 1/15/31 @ 100 .............. 2,400 2,117
Series 2026-B42, Class ASB, 4.94%, 3/15/59 , Callable 3/15/36 @ 100 ............. 1,750 1,744
BX Commercial Mortgage Trust ............................................
Series 2025-COPT, Class A, 5.38% (TSFR1M+175bps), 8/15/42(a)(b)(c) ........... 2,308 2,312

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-JDI, Class A, 5.03% (TSFR1M+140bps), 11/15/42(a)(b)(c) ............ $ 1,733 $ 1,737
Series 2026-ALOHA, Class A, 4.98% (TSFR1M+135bps), 4/15/43(a)(b)(c) ......... 1,500 1,500
Series 2026-CSMO, Class A, 5.03% (TSFR1M+140bps), 2/15/43(a)(b)(c) .......... 1,380 1,383
Series 2026-CSMO, Class B, 5.33% (TSFR1M+170bps), 2/15/43(a)(b)(c) .......... 1,210 1,217
Series 2026-XL6, Class A, 4.83% (TSFR1M+120bps), 3/15/43(a)(b)(c) ............ 2,713 2,711
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(b) .......... 923 870
Series 2025-ARIA, Class A, 5.20%, 12/13/42(a)(b)(d) ......................... 2,250 2,251
Series 2025-GW, Class A, 5.23% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 2,000 1,997
Series 2025-ROIC, Class A, 4.77% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... 2,252 2,248
Series 2025-VOLT, Class A, 5.33% (TSFR1M+170bps), 12/15/44(a)(b)(c) .......... 2,500 2,502
Series 2026-CLS, Class A, 5.03% (TSFR1M+140bps), 5/15/43(a)(b)(c) ............ 1,500 1,502
BXP Trust ............................................................
Series 2021-601L, Class A, 2.62%, 1/15/44(a)(b) ............................ 3,100 2,696
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(d) .......................... 550 474
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(d) .......................... 1,500 1,261
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(d) .......................... 500 403
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100(d) ............. 500 475
Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100 ........... 541 521
COMM Mortgage Trust ..................................................
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 1,500 1,278
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 1,960 2,026
CRSNT Trust, Series 2026-MOON, Class A, 5.03% (TSFR1M+140bps), 2/15/43(a)(b)(c) ... 2,000 1,998
CSMC Trust, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ..................... 2,252 2,115
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.37% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 1,000 1,000
GGP, Series 2026-TY, Class A, 4.83%, 3/5/43(a)(b)(d) ............................ 1,500 1,477
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) .... 795 712
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 2/5/45(a)(b)(d) ......... 2,753 2,813
Hudson Yards Mortgage Trust ..............................................
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(d) ......................... 535 500
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(d) .......................... 994 1,011
Series 2026-10HY, Class A, 5.09%, 12/10/39(a)(b)(d) ......................... 3,089 3,097
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(b) ...... 2,000 1,820
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.04%, 11/5/37(a)(b)(d) ... 2,000 1,991
IRV Trust, Series 2025-200P, Class A, 5.47%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(d) .... 2,912 2,931
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.13% (TSFR1M+150bps),
6/15/39(a)(b)(c) .................................................... 1,201 1,204
LBA Trust, Series 2024-7IND, Class A, 5.07% (TSFR1M+144bps), 10/15/41(a)(b)(c) ...... 1,420 1,422
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 2,407 2,397
LEX Trust, Series 2026-450, Class A, 4.98% (TSFR1M+135bps), 3/15/43(a)(b)(c) ........ 3,133 3,134
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.91%, 10/15/42(a)(b)(d) .. 1,818 1,801
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 2,176 2,106
Series 2026-2MW, Class A, 5.50%, 6/10/48(a)(b)(d) .......................... 2,000 2,015
MILE Trust, Series 2025-STNE, Class A, 5.13% (TSFR1M+150bps), 7/15/42(a)(b)(c) ..... 2,000 2,005
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43(a)(b) ........ 1,000 871
NYC Trust, Series 2026-9W57, Class A, 5.05%, 6/6/40, Callable 6/6/31 @ 100(a)(b)(d) .... 1,500 1,493
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 4,430 4,089
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.88% (TSFR1M+125bps),
8/15/42(a)(b)(c) .................................................... 2,000 2,001
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/10/40(a)(b) ...................... 1,000 1,011
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 5/5/39(a)(b)(d) ... 2,000 1,984
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 800 712
Series 2026-OMA, Class A, 5.13%, 4/15/41(a)(b)(d) .......................... 3,500 3,494
Series 2026-OMA, Class B, 5.33%, 4/15/41(a)(b)(d) .......................... 1,500 1,500
SREIT Trust, Series 2021-MFP2, Class B, 4.91% (TSFR1M+129bps), 11/15/36(a)(b)(c) .... 1,500 1,500
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.07% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 2,000 1,987

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS, Class A, 4.19%, 8/17/36(a)(b)(d) .......................... $ 250 $ 244
Series 2025-HI, Class A, 5.32% (TSFR1M+169bps), 10/15/42(a)(b)(c) ............. 1,500 1,502
111,116
Total Collateralized Mortgage Obligations (Cost $202,009)
a
a
a
200,598
Corporate Bonds (21.6%)
Communication Services (0.6%):
Alphabet, Inc., 4.70%, 11/15/35, Callable 8/15/35 @ 100 .......................... 1,428 1,398
AT&T, Inc.
5.13%, 4/30/36, Callable 1/30/36 @ 100 .................................. 2,000 1,961
3.10%, 2/1/43 , Callable 8/1/42 @ 100 .................................... 750 536
Meta Platforms, Inc.
5.50%, 11/15/45, Callable 5/15/45 @ 100 .................................. 2,000 1,856
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 2,000 2,000
Paramount Global
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 716 687
4.38%, 3/15/43 .................................................... 1,500 970
T-Mobile US, Inc., 2.25%, 11/15/31, Callable 8/15/31 @ 100 ........................ 3,500 3,073
Verizon Communications, Inc.
3.40%, 3/22/41, Callable 9/22/40 @ 100 .................................. 1,770 1,368
3.55%, 3/22/51, Callable 9/22/50 @ 100 .................................. 795 553
6.20% (H15T5Y+204bps), 5/14/56, Callable 2/14/36 @ 100(c) .................. 1,497 1,514
15,916
Consumer Discretionary (1.2%):
Amazon.com, Inc.
4.88%, 3/13/36, Callable 12/13/35 @ 100 ................................. 1,910 1,880
5.65%, 3/13/46, Callable 9/13/45 @ 100 .................................. 1,000 990
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100 ........................... 2,720 2,394
Daimler Truck Finance North America LLC, 5.38%, 1/13/32, Callable 11/13/31 @ 100(a)(e) . 1,500 1,521
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 1,472 1,283
Hasbro, Inc., 4.65%, 3/12/31, Callable 2/12/31 @ 100 ............................. 1,236 1,221
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 2,025 1,446
Marriott International, Inc.
5.50%, 4/15/37, Callable 1/15/37 @ 100 .................................. 2,000 2,018
5.10%, 5/1/38, Callable 2/1/38 @ 100 .................................... 1,500 1,446
Mattel, Inc., 5.00%, 11/17/30, Callable 10/17/30 @ 100 ........................... 976 972
Mobility Global, Inc., 6.05%, 6/15/36, Callable 3/15/36 @ 100(a) .................... 2,500 2,527
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100 ..................... 1,000 984
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 2,388 1,991
Sodexo, Inc.
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 3,000 2,711
5.80%, 8/15/35, Callable 5/15/35 @ 100(a) ................................ 1,750 1,782
Stellantis Finance US, Inc.
2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ................................ 1,410 1,200
6.45%, 3/18/35, Callable 12/18/34 @ 100(a)(e) ............................. 1,035 1,019
Stellantis Financial Services US Corp., 5.80%, 6/15/31, Callable 5/15/31 @ 100(a) ........ 1,675 1,655
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 1,595 1,605
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 2,620 1,485
Volkswagen Group of America Finance LLC, 4.85%, 9/11/30, Callable 8/11/30 @ 100(a) ... 1,174 1,164
33,294
Consumer Staples (0.9%):
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 1,017 929
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 945 1,077
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 2,500 2,282
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 795 700
5.13%, 10/11/32 , Callable 7/11/32 @ 100(a) ................................ 995 1,012
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 865 765
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 720 635

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 1/15/31,
Callable 12/15/30 @ 100(a) ........................................... $ 988 $ 962
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100 ........................ 970 986
Keurig Dr. Pepper, Inc.
2.25%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,075 955
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 1,200 963
Maple Parent Holdings Corp., 5.70%, 3/26/36, Callable 12/26/35 @ 100(a) ............. 4,000 4,048
Mars, Inc.
3.88%, 4/1/39, Callable 10/1/38 @ 100(a) ................................. 150 130
5.65%, 5/1/45, Callable 11/1/44 @ 100(a) ................................. 1,000 994
Molson Coors Beverage Co., 5.50%, 7/8/36, Callable 4/8/36 @ 100(e) ................. 1,179 1,185
Sysco Corp.
5.40% , 3/23/35, Callable 12/23/34 @ 100(e) ............................... 490 492
4.95%, 3/25/36, Callable 12/25/35 @ 100 ................................. 998 959
The Campbell's Company
5.20%, 3/21/29, Callable 2/21/29 @ 100 .................................. 720 726
4.75%, 3/23/35, Callable 12/23/34 @ 100(e) ............................... 730 681
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100 .................... 910 970
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,700 2,662
24,113
Energy (1.4%):
APA Corp., 4.25%, 1/15/44 , Callable 7/15/43 @ 100 .............................. 1,500 1,120
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100 .................................. 220 220
5.38%, 2/15/36, Callable 11/15/35 @ 100 .................................. 1,945 1,934
Buckeye Partners LP, 4.13%, 12/1/27 , Callable 9/1/27 @ 100 ....................... 635 627
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 1,191 1,038
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 1,000 994
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 900 875
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 1,000 958
6.20%, 1/15/55, Callable 7/15/54 @ 100 .................................. 1,000 1,026
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(f) ...................... 1,000 1,002
5.35%, 1/15/36, Callable 10/15/35 @ 100 ................................. 2,037 2,030
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 1,143 1,039
EOG Resources, Inc., 5.35%, 1/15/36, Callable 10/15/35 @ 100 ..................... 1,923 1,944
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35, Callable 4/15/35 @ 100(a) .......... 1,000 1,027
Helmerich & Payne, Inc.
2.90%, 9/29/31, Callable 6/29/31 @ 100 .................................. 1,000 896
5.50%, 12/1/34, Callable 9/1/34 @ 100 ................................... 2,000 1,963
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,000 1,037
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 8/1/26 @ 101.04(a) .... 1,000 1,003
MPLX LP, 5.40%, 4/1/35, Callable 1/1/35 @ 100 ................................ 720 719
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 7/17/26 @ 101.58 ................................ 500 492
3.75%, 2/15/31, Callable 7/17/26 @ 101.88(a) .............................. 1,030 963
NGPL PipeCo LLC, 5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ..................... 1,665 1,654
Occidental Petroleum Corp., 6.45%, 9/15/36 ................................... 1,645 1,764
ONEOK, Inc.
5.05%, 11/1/34, Callable 8/1/34 @ 100 ................................... 1,955 1,912
6.25%, 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 1,002
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,500 1,532
Phillips 66 Co.
4.95%, 3/15/35, Callable 12/15/34 @ 100 ................................. 730 719
4.90%, 10/1/46 , Callable 4/1/46 @ 100 ................................... 1,110 968
Plains All American Pipeline LP, 5.95%, 6/15/35, Callable 3/15/35 @ 100 .............. 580 597
Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35, Callable 6/16/35 @ 100(a) ........ 1,600 1,627
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ............. 1,200 1,185
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 1,000 1,012
Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100 .............. 760 737
37,616

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (7.0%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. $ 1,195 $ 1,167
AEGON Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 .................... 2,910 2,895
American Express Co.
3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(c)(f) ....................... 1,000 995
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 1,200 1,193
4.80% (SOFR+124bps), 10/24/36, Callable 10/24/35 @ 100(c) .................. 3,000 2,909
American Honda Finance Corp.
5.20%, 4/8/33 ..................................................... 2,500 2,503
5.10%, 1/8/36(e) ................................................... 1,935 1,900
American International Group, Inc., 5.45%, 5/7/35, Callable 2/7/35 @ 100 .............. 2,415 2,460
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,448 1,470
American National Group, Inc., 6.00%, 7/15/35, Callable 4/15/35 @ 100(e) ............. 2,883 2,873
Ameriprise Financial, Inc., 5.35%, 6/15/36, Callable 3/15/36 @ 100 ................... 2,425 2,415
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 745 760
Apollo Global Management, Inc., 5.15%, 8/12/35, Callable 5/12/35 @ 100(e) ............ 2,000 1,944
Ares Capital Corp., 5.25%, 4/12/31, Callable 3/12/31 @ 100 ........................ 2,000 1,944
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 820 720
Athene Global Funding, 5.13%, 6/1/29(a) ...................................... 1,950 1,953
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f) ....................... 1,000 995
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 4,100 3,650
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 1,413 1,234
Blackstone Private Credit Fund
5.35%, 3/12/31, Callable 2/12/31 @ 100 .................................. 2,000 1,923
5.95%, 5/15/31, Callable 4/15/31 @ 100(e) ................................ 840 828
Block Financial LLC, 3.88%, 8/15/30, Callable 5/15/30 @ 100(e) .................... 2,000 1,899
Blue Owl Credit Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 355 353
5.80%, 3/15/30, Callable 2/15/30 @ 100 .................................. 1,500 1,462
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 ..................... 1,000 879
Brown & Brown, Inc.
4.20%, 3/17/32, Callable 12/17/31 @ 100 ................................. 520 493
5.25%, 6/23/32, Callable 4/23/32 @ 100(e) ................................ 1,940 1,940
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 500 514
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100 ................................... 720 665
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(c) ...................... 2,500 2,526
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(c) .................. 454 450
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,230 1,322
CNO Global Funding
4.95%, 9/9/29(a) ................................................... 1,103 1,102
4.70%, 12/11/30(a) .................................................. 1,965 1,932
Compeer Financial FLCA/Compeer Financial PCA, 3.37% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 500 438
Corebridge Global Funding, 4.55%, 1/9/31(a) ................................... 1,950 1,918
ERAC USA Finance LLC, 5.25%, 4/30/36, Callable 1/30/36 @ 100 (a) ................. 2,950 2,942
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 2,960 2,934
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 1,290 1,276
Fifth Third Bancorp
3.95%, 3/14/28, Callable 2/14/28 @ 100 .................................. 460 455
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) .................... 2,000 1,928
5.14% (SOFR+124bps), 1/29/37, Callable 1/29/36 @ 100(c)(e) .................. 1,910 1,876
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 1,245 1,083
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 1,980 2,010
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,600 1,617
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,456 1,472

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Credit Co. LLC
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. $ 750 $ 705
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 25 25
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 1,260 1,269
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 1,000 978
GA Global Funding Trust, 2.90%, 1/6/32(a) .................................... 1,800 1,584
Gabx Leasing LLC, 5.30%, 4/15/36, Callable 1/15/36 @ 100(a) ...................... 2,465 2,446
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 1,500 1,322
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,000 994
5.40%, 3/15/33, Callable 1/15/33 @ 100 .................................. 2,000 1,960
5.55%, 11/15/35, Callable 8/15/35 @ 100 .................................. 1,500 1,453
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 637 657
Golub Capital Private Credit Fund, 5.60%, 4/15/31, Callable 3/15/31 @ 100(a) ........... 1,500 1,437
Guardian Life Global Funding, 1.40%, 7/6/27(a)(e) ............................... 560 544
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 2,615 2,541
Horseshoe Funding Trust I, 6.06%, 2/15/36, Callable 11/15/35 @ 100(a) ............... 417 424
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 460 459
6.21% (SOFR+202bps), 8/21/29, Callable 8/21/28 @ 100(c) .................... 970 999
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 1,000 862
Hyundai Capital America, Inc., 5.00%, 4/7/31, Callable 3/7/31 @ 100(a)(e) ............. 2,450 2,446
ILFC E-Capital Trust I, 6.48%, 12/21/65, Callable 8/1/26 @ 100(a)(c) ................. 500 429
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100(c) .................... 3,060 2,821
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 2,085 1,835
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(c) .................... 2,141 2,164
2.05%, 9/15/35, Callable 9/15/26 @ 100, MTN ............................. 1,000 731
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(c) ...................... 1,000 985
Keybank National Association, 3.90%, 4/13/29 .................................. 1,505 1,469
KeyCorp
2.25%, 4/6/27, MTN ................................................ 320 315
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 500 490
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(c) ................. 1,200 1,276
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100(e) .................. 2,500 2,443
Loews Corp.
3.20% , 5/15/30, Callable 2/15/30 @ 100 .................................. 770 731
4.94%, 4/1/36, Callable 1/1/36 @ 100 .................................... 1,100 1,077
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 1,585 1,586
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 3,000 2,984
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 1,850 1,835
Marsh & McLennan Cos., Inc., 4.95%, 3/15/36, Callable 12/15/35 @ 100 ............... 1,953 1,921
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 2,500 2,474
MassMutual Global Funding II
1.20%, 7/16/26(a)(e) ................................................ 760 759
4.35%, 9/17/31(a) .................................................. 2,030 1,977
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 2,001 1,764
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 2,000 1,768
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 1,310 1,317
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 2,075 1,801
5.07% (SOFR+118bps), 1/30/37, Callable 1/30/36 @ 100(c) .................... 1,000 978
MSD Investment Corp., 6.38%, 6/12/29, Callable 5/12/29 @ 100(a) ................... 560 561
New York Life Global Funding
4.70%, 1/29/29(a) .................................................. 560 561
1.85%, 8/1/31(a) ................................................... 1,310 1,138
5.00%, 1/9/34(a) ................................................... 710 709
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 446 453
Northwestern Mutual Global Funding
4.71%, 1/10/29(a) .................................................. 510 512
4.96%, 1/13/30(a) .................................................. 1,530 1,545
Old Republic International Corp., 5.70%, 6/1/36, Callable 3/1/36 @ 100 ................ 2,480 2,489
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(c) ............... 795 822

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pricoa Global Funding I, 4.65%, 8/27/31(a) .................................... $ 1,610 $ 1,596
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 1,470 1,322
Principal Life Global Funding II, 1.25%, 8/16/26(a) .............................. 1,960 1,952
Protective Life Corp., 5.35%, 12/15/35, Callable 9/15/35 @ 100(a) ................... 2,000 1,963
Protective Life Global Funding
1.90%, 7/6/28(a) ................................................... 1,555 1,471
4.83%, 4/14/31(a) .................................................. 1,500 1,494
5.43%, 1/14/32(a) .................................................. 1,380 1,410
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 895 679
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c) .................... 1,000 1,016
6.25% ( H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(c) .................. 1,990 1,994
Regions Financial Corp., 5.50% (SOFR+206bps), 9/6/35, Callable 9/6/34 @ 100(c) ....... 2,010 2,033
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 480 479
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 1,855 1,871
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,674 1,488
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,738 2,726
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f) ...................... 1,000 992
5.06% (SOFR+123bps), 7/22/32, Callable 7/22/31 @ 100(c) .................... 900 911
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 500 511
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .... 685 716
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 310 319
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 1,535 1,429
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(c) ................. 376 366
5.94% (SOFR+195bps), 8/18/34 , Callable 8/18/33 @ 100(c) .................... 1,100 1,156
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 832 858
Toyota Motor Credit Corp., 5.35%, 1/9/35 ..................................... 2,000 2,043
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 1,872 1,844
Truist Bank, 4.63% (H15T5Y+115bps), 9/17/29(c) ............................... 1,150 1,139
Truist Financial Corp., 5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(c) .... 1,050 1,092
U.S. Bancorp
5.78% (SOFR+202bps) , 6/12/29, Callable 6/12/28 @ 100(c) .................... 910 929
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(c) ................... 1,600 1,393
5.72% (H15T5Y+125bps), 5/20/41, Callable 5/20/36 @ 100(c) .................. 2,965 2,983
186,217
Health Care (1.6%):
180 Medical, Inc., 5.30%, 10/8/35, Callable 7/8/35 @ 100(a) ........................ 659 646
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 420 343
Adventist Health System, 4.74%, 12/1/30, Callable 9/1/30 @ 100 .................... 475 470
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,050 1,069
4.85%, 2/19/36, Callable 11/19/35 @ 100 .................................. 3,271 3,204
5.65%, 2/19/56, Callable 8/19/55 @ 100 .................................. 500 488
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100 ................................... 1,070 920
5.65%, 12/15/35, Callable 9/15/35 @ 100 ................................. 1,096 1,087
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 500 489
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 600 637
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 1,470 1,459
Centene Corp.
4.63%, 12/15/29, Callable 8/1/26 @ 101.54 ................................ 1,000 974
2.50%, 3/1/31 , Callable 12/1/30 @ 100 ................................... 1,450 1,266
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100(e) .................................. 3,000 2,772
8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .................. 1,000 999
Duke University Health System, Inc., 2.60%, 6/1/30 .............................. 2,000 1,847
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 100 100

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Elevance Health, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100 .................................. $ 283 $ 268
2.55%, 3/15/31 , Callable 12/15/30 @ 100 ................................. 720 653
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 1,150 1,174
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 1,245 1,054
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 1,150 1,034
Humana, Inc.
5.38%, 4/15/31, Callable 2/15/31 @ 100 .................................. 852 864
5.55%, 5/1/35, Callable 2/1/35 @ 100 .................................... 1,316 1,317
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100(e) ......... 2,865 2,818
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100 ................................... 500 491
2.89%, 10/1/35 .................................................... 1,000 854
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 750 675
Solventum Corp., 5.90%, 4/30/54 , Callable 10/30/53 @ 100 ........................ 668 661
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 1,000 747
The Cigna Group, 5.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 2,900 2,906
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 1,420 1,239
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 930 891
VSP Optical Group, Inc.
5.45%, 12/1/35, Callable 9/1/35 @ 100(a) ................................. 1,207 1,197
5.65%, 6/1/36, Callable 3/1/36 @ 100(a) .................................. 1,119 1,122
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 1,660 1,660
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100(e) ........................... 1,851 1,828
42,223
Industrials (2.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 956 856
American Airlines Pass Through Trust
3.58%, 1/15/28 .................................................... 2,193 2,155
3.85%, 2/15/28 .................................................... 213 209
3.60%, 10/15/29(e) .................................................. 284 269
5.65%, 11/11/34 .................................................... 286 282
4.90%, 5/11/38 ..................................................... 1,360 1,320
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 7/12/26 @ 101.42(a) .............................. 1,548 1,516
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 717 632
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 1,550 1,598
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 319 308
3.80%, 9/20/31(a) .................................................. 473 460
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100 ........... 2,543 2,544
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 1,500 1,516
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,042 1,041
Experian Finance US, Inc., 5.35%, 8/24/36, Callable 5/24/36 @ 100(a) ................ 2,950 2,938
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 760 615
Flowserve Corp., 5.70%, 5/15/36, Callable 2/15/36 @ 100 .......................... 689 693
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 700 691
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 2,000 1,773
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 1,367 1,432
Honeywell Aerospace, Inc., 4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................ 2,450 2,404
Hubbell, Inc.
2.30%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,220 1,096
4.80%, 11/15/35, Callable 8/15/35 @ 100 .................................. 643 625
5.15%, 6/15/36, Callable 3/15/36 @ 100 .................................. 985 980
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 ............. 1,220 1,155
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 170 156
Kennametal, Inc., 5.80%, 5/28/36 , Callable 2/28/36 @ 100 ......................... 1,179 1,191
Otis Worldwide Corp., 5.13%, 9/4/35, Callable 6/4/35 @ 100 ....................... 2,279 2,270
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 470 491
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 1,000 1,061

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ryder System, Inc., 5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ................... $ 950 $ 970
Southwest Airlines Co., 5.25%, 11/15/35, Callable 8/15/35 @ 100 .................... 3,500 3,384
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30 ............................... 786 751
Sumisho Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 .................. 960 857
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 2,875 2,735
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,550 1,530
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 3,150 2,992
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 1,694 1,758
United Airlines Pass Through Trust
3.70%, 3/1/30 ..................................................... 310 294
5.45%, 2/15/37 .................................................... 2,302 2,347
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 1,265 1,247
Verisk Analytics, Inc., 5.25%, 6/5/34 , Callable 3/5/34 @ 100 ........................ 1,450 1,447
Waste Management, Inc., 5.35%, 10/15/54, Callable 4/15/54 @ 100(e) ................. 1,616 1,561
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 1,335 1,347
57,497
Information Technology (1.4%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100 ......................... 1,220 1,078
Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100 .......................... 2,000 1,823
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100 ................................... 345 336
3.38%, 12/15/41, Callable 6/15/41 @ 100 ................................. 1,250 953
Hewlett Packard Enterprise Co.
5.25%, 4/1/33, Callable 2/1/33 @ 100 .................................... 1,935 1,942
5.00%, 10/15/34, Callable 7/15/34 @ 100 ................................. 960 941
HP, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100 ................................ 1,510 1,350
Intel Corp., 4.25%, 12/15/42 ............................................... 1,500 1,239
International Business Machines Corp.
4.95%, 2/3/36, Callable 11/3/35 @ 100 ................................... 2,500 2,438
4.00%, 6/20/42 .................................................... 2,290 1,873
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 1,474 1,355
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 710 702
Leidos, Inc.
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 1,400 1,439
5.50%, 3/15/35, Callable 12/15/34 @ 100 ................................. 890 897
5.00%, 3/15/36 , Callable 12/15/35 @ 100 ................................. 2,500 2,406
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 1,050 1,011
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 615 366
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100 .................................. 720 654
5.60%, 6/1/32, Callable 3/1/32 @ 100 .................................... 520 535
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 2,100 1,744
5.38%, 7/15/40 .................................................... 2,202 1,937
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,000 607
Salesforce, Inc.
5.20%, 3/15/33, Callable 1/15/33 @ 100 .................................. 1,200 1,202
5.55%, 3/15/36, Callable 12/15/35 @ 100 ................................. 4,500 4,487
ServiceNow, Inc., 5.40%, 5/15/36, Callable 2/15/36 @ 100 ......................... 2,101 2,098
VeriSign, Inc., 5.10%, 7/15/31, Callable 6/15/31 @ 100 ............................ 967 970
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 1,500 1,458
37,841
Materials (1.2%):
Amcor Flexibles North America, Inc.
5.50%, 3/17/35, Callable 12/17/34 @ 100 ................................. 1,000 1,016
5.13%, 3/12/36, Callable 12/12/35 @ 100 ................................. 2,381 2,337
AptarGroup, Inc.
4.75%, 3/30/31, Callable 2/28/31 @ 100 .................................. 2,000 1,981
3.60%, 3/15/32, Callable 12/15/31 @ 100 ................................. 2 2
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 1,445 1,258
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,500 1,497

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CF Industries, Inc., 5.30%, 11/26/35, Callable 8/26/35 @ 100(e) ..................... $ 1,000 $ 996
Eagle Materials, Inc., 5.00%, 3/15/36, Callable 12/15/35 @ 100 ...................... 2,000 1,932
Ecolab, Inc., 5.00%, 9/1/35, Callable 6/1/35 @ 100 ............................... 1,677 1,673
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/26 @ 100 ..................... 700 695
Glencore Funding LLC
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 500 456
2.85%, 4/27/31, Callable 1/27/31 @ 100(a) ................................ 1,050 957
5.51%, 4/1/36 , Callable 1/1/36 @ 100(a) .................................. 1,950 1,961
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 2,000 1,462
Martin Marietta Materials, Inc.
2.40%, 7/15/31, Callable 4/15/31 @ 100 .................................. 500 445
5.50%, 12/1/54, Callable 6/1/54 @ 100(e) ................................. 800 766
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 1,000 907
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a)(e) ......................... 1,000 988
Packaging Corp. of America
5.20%, 8/15/35, Callable 5/15/35 @ 100 .................................. 1,009 1,009
3.05%, 10/1/51, Callable 4/1/51 @ 100 ................................... 2,268 1,466
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100(e) ...................... 2,000 1,959
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 1,950 1,937
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 1,000 1,022
The Dow Chemical Co.
5.65%, 3/15/36, Callable 12/15/35 @ 100(e) ............................... 1,000 994
5.25%, 11/15/41, Callable 5/15/41 @ 100 .................................. 1,493 1,345
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 1,150 1,012
32,073
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 3,200 2,694
5.50%, 10/1/35, Callable 7/1/35 @ 100(e) ................................. 2,062 2,060
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 1,050 1,031
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 1,770 1,613
5.35%, 6/1/34, Callable 3/1/34 @ 100 .................................... 845 864
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 1,320 1,149
CBRE Services, Inc.
4.90%, 1/15/33, Callable 11/15/32 @ 100 .................................. 2,000 1,970
5.25%, 6/1/36, Callable 3/1/36 @ 100 .................................... 2,438 2,404
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 1,245 1,109
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 463 414
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,020 1,011
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 370 353
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 837 792
Kilroy Realty LP, 6.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 1,010 1,024
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 1,505 1,473
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158 1,170
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,920 2,920
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 70 68
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 270 274
The Northwestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 1,321 1,362
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 1,500 1,501
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 8/1/26 @ 101.38(a) ..... 1,000 961
28,217
Utilities (3.0%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,545 1,594
3.45%, 1/15/50, Callable 7/15/49 @ 100 .................................. 470 321
5.85%, 10/15/55, Callable 4/15/55 @ 100 ................................. 1,000 981

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ameren Corp.
3.50%, 1/15/31 , Callable 10/15/30 @ 100 ................................. $ 770 $ 730
5.00%, 5/15/36, Callable 2/15/36 @ 100 .................................. 2,500 2,440
Appalachian Power Recovery Funding LLC, 4.96%, 10/1/35 ........................ 4,000 4,021
Arizona Public Service Co., 5.10%, 3/15/36, Callable 12/15/35 @ 100 ................. 2,420 2,381
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,470 1,526
Centerpoint Energy Restoration Bond Co. III LLC
4.48%, 6/15/35 .................................................... 3,875 3,764
4.86%, 12/15/39 .................................................... 3,000 2,910
Cleco Power LLC, 5.30%, 1/15/36, Callable 10/15/35 @ 100(a) ...................... 2,500 2,482
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 1,100 1,077
Constellation Energy Generation LLC, 4.40%, 1/15/31, Callable 12/15/30 @ 100 ......... 1,430 1,405
Dominion Energy, Inc., 5.35%, 6/15/36, Callable 3/15/36 @ 100 ..................... 2,000 2,002
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100 ................................... 374 345
3.65%, 3/1/52, Callable 9/1/51 @ 100 .................................... 10 7
DTE Energy Co.
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 482 503
5.05%, 10/1/35, Callable 7/1/35 @ 100 ................................... 1,000 982
Duke Energy Carolinas LLC, 2.85%, 3/15/32 , Callable 12/15/31 @ 100 ................ 1,200 1,088
Duke Energy Carolinas SC Storm Funding LLC, 4.90%, 3/1/46 ...................... 812 796
Duke Energy Corp.
5.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 920 939
4.95%, 9/15/35, Callable 6/15/35 @ 100 .................................. 915 895
Duke Energy Indiana LLC, 4.95%, 3/15/36, Callable 12/15/35 @ 100 ................. 486 478
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 1,570 1,407
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 720 634
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100 ........................... 1,720 1,633
Entergy Louisiana LLC
4.00%, 3/15/33, Callable 12/15/32 @ 100 ................................. 960 907
5.15%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,888 1,905
5.70%, 3/15/54 , Callable 9/15/53 @ 100 .................................. 500 492
5.80%, 3/15/55, Callable 9/15/54 @ 100 .................................. 1,600 1,600
Evergy Kansas Central, Inc., 5.25%, 3/15/35, Callable 12/15/34 @ 100 ................ 2,360 2,368
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 2,272 2,285
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 2,235 2,274
Indiana Michigan Power Co., 5.60%, 3/15/56, Callable 9/15/55 @ 100 ................. 1,915 1,864
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 785 763
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 25 15
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 1,780 1,570
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 1,020 1,020
Northern States Power Co.
4.85%, 5/15/36, Callable 11/15/35 @ 100 .................................. 967 949
5.65%, 6/15/54, Callable 12/15/53 @ 100 ................................. 1,415 1,395
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 950 773
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 1,449 1,196
Oncor Electric Delivery Co. LLC
5.35%, 4/1/35, Callable 1/1/35 @ 100 .................................... 1,460 1,486
2.70%, 11/15/51, Callable 5/15/51 @ 100 .................................. 1,275 756
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 1,175 1,202
Pinnacle West Capital Corp., 5.15%, 5/15/30, Callable 4/15/30 @ 100 ................. 890 902
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 1,615 1,560
Public Service Co. of Colorado
1.88%, 6/15/31, Callable 12/15/30 @ 100 ................................. 2,100 1,834
5.05%, 6/15/36, Callable 12/15/35 @ 100 ................................. 960 947
Public Service Co. of Oklahoma, 5.45%, 1/15/36, Callable 10/15/35 @ 100 ............. 1,435 1,449
Public Service Electric and Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN ....... 2,075 1,815
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 279 265
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100 .............. 145 128
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 470 308
The AES Corp., 5.80%, 3/15/32, Callable 1/15/32 @ 100 .......................... 2,000 2,027

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... $ 2,880 $ 2,984
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,500 1,518
Vistra Operations Co. LLC, 6.88%, 4/15/32 , Callable 4/15/27 @ 103.44(a) .............. 2,000 2,072
Wisconsin Electric Power Co., 4.60%, 10/1/34, Callable 7/1/34 @ 100 ................. 385 377
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500 440
80,787
Total Corporate Bonds (Cost $588,439)
a
a
a
575,794
Yankee Dollars (4.2%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 2,050 1,910
Consumer Discretionary (0.2%):
Gildan Activewear, Inc., 5.40%, 10/7/35, Callable 7/7/35 @ 100(a) ................... 2,484 2,410
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)(e) ................... 1,000 865
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 1,200 1,187
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 7/17/26 @ 100(a) .......... 910 909
5,371
Consumer Staples (0.3%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 675 673
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 2,020 2,067
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 3,000 2,573
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%, 3/15/34, Callable 12/15/33 @ 100 ................................. 234 255
6.25%, 3/1/56, Callable 9/1/55 @ 100 .................................... 2,000 1,956
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 1,500 1,298
8,822
Energy (0.3%):
BP Capital Markets PLC, 4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ........ 700 690
Canadian Natural Resources Ltd.
5.40%, 12/15/34, Callable 9/15/34 @ 100 ................................. 1,460 1,473
4.95%, 6/1/47, Callable 12/1/46 @ 100 ................................... 25 22
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 1,635 1,683
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 2,800 2,854
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 2,010 1,468
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 1,150 1,304
9,494
Financials (1.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 1,455 1,419
Ascot Group Ltd.
4.25%, 12/15/30, Callable 8/1/26 @ 100(a) ................................ 1,930 1,806
6.35% (H15T5Y+238bps), 6/15/35 , Callable 3/15/30 @ 100(a)(c) ................ 875 881
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 1,466 1,474
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 1,575 1,413
Barclays PLC
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 715 641
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100(c) .................. 500 558
5.33% (SOFR+191bps), 9/10/35, Callable 9/10/34 @ 100(c) .................... 1,050 1,043
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) .............. 1,185 1,231
Brookfield Asset Management Ltd., 5.30%, 1/15/36, Callable 10/15/35 @ 100 ........... 4,000 3,901
Brookfield Finance, Inc., 2.72%, 4/15/31 , Callable 1/15/31 @ 100(e) .................. 760 691
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 830 883
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 400 417
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 2,000 1,836
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) .................... 1,060 1,061
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a) ..................... 1,920 1,923
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) .................... 1,010 958
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) .................... 1,050 1,207
ING Groep NV, 5.42% (SOFRINDX+161bps), 3/23/37, Callable 3/23/36 @ 100(c) ........ 3,000 3,008

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mitsubishi UFJ Financial Group, Inc.
5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(c) .................. $ 1,460 $ 1,467
5.62% ( H15T1Y+127bps), 4/24/36, Callable 4/24/35 @ 100(c) .................. 895 916
Mizuho Bank Ltd., 5.19%, 4/16/36(a) ........................................ 3,000 2,977
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c)(e) 320 281
Nationwide Building Society
4.30% (US0003M+145bps), 3/8/29, Callable 3/8/28 @ 100(a)(c) ................. 905 900
3.96% (US0003M+186bps), 7/18/30, Callable 7/18/29 @ 100(a)(c) ............... 385 375
NatWest Group PLC
4.44% (US0003M+187bps), 5/8/30 , Callable 5/8/29 @ 100(c) ................... 981 972
4.98% (H15T1Y+80bps), 6/18/32, Callable 6/18/31 @ 100(c) ................... 1,000 1,000
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35, Callable 1/1/35 @ 100 .................. 1,774 1,811
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(c) ........................................................... 2,365 2,151
Societe Generale SA, 5.40% (SOFR+160bps), 4/10/37, Callable 4/10/36 @ 100(a)(c)(e) .... 3,000 2,940
Sumitomo Mitsui Financial Group, Inc., 5.14% (SOFR+122bps), 7/7/34, Callable 7/7/33 @
100(c) ........................................................... 2,000 1,991
Sumitomo Mitsui Trust Bank Ltd.
5.05%, 3/13/35(a) .................................................. 900 894
4.80%, 3/5/36(a) ................................................... 1,500 1,444
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) 1,200 1,204
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 470 468
5.01% (SOFR+134bps), 3/23/37, Callable 3/23/36 @ 100(a)(c) .................. 814 792
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 1,000 998
49,932
Health Care (0.4%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 758 750
Royalty Pharma PLC
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 2,700 2,091
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 870 608
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 1,000 888
5.40%, 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000 2,016
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 1,970 1,791
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 1,850 1,804
9,948
Industrials (0.4%):
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 820 844
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100(a) ..................... 1,000 941
LG Energy Solution Ltd.
5.25%, 4/2/31(a) ................................................... 3,000 2,996
5.50%, 7/2/34(a) ................................................... 2,060 2,056
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,500 1,541
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 1,100 1,141
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 1,400 1,429
10,948
Information Technology (0.2%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 1,000 1,048
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 1,500 1,328
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 3,036 3,104
5,480
Materials (0.3%):
Australian Metcoal Financing Pty Ltd., 6.75%, 4/22/34, Callable 2/22/34 @ 100(a) ........ 750 773
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 2,550 2,384
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 3,050 3,085
Smurfit Westrock Financing DAC
5.42%, 1/15/35, Callable 10/15/34 @ 100 ................................. 1,000 1,011
5.19%, 1/15/36, Callable 10/15/35 @ 100 ................................. 1,000 991
8,244

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... $ 2,268 $ 2,007
Utilities (0.0%):(g)
ENEL Finance International NV, 2.13%, 7/12/28, Callable 5/12/28 @ 100(a) ............ 585 556
Total Yankee Dollars (Cost $113,310)
a
a
a
112,712
Municipal Bonds (1.4%)
Arizona (0.2%):
Arizona Board of Regents Revenue, Series A, 1.82%, 6/1/30 ........................ 1,000 900
Arizona IDA Revenue
5.26%, 10/1/33 .................................................... 2,000 2,065
5.36%, 10/1/34 .................................................... 2,000 2,076
5,041
California (0.1%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27 ....... 1,000 979
City of El Cajon Revenue
Series A, 1.70%, 4/1/27 .............................................. 620 609
Series A, 1.90%, 4/1/28 .............................................. 500 479
2,067
Connecticut (0.0%):(g)
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 500 493
District of Columbia (0.1%):
District of Columbia Revenue, Series B, 5.75%, 4/1/35, Continuously Callable @100 ...... 3,500 3,665
Florida (0.1%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 1,020 928
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 1,500 1,378
2,306
Illinois (0.1%):
City of Chicago, GO, Series A, 5.88%, 1/1/31 ................................... 1,315 1,325
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5.02%, 12/1/32 .................................................... 1,000 1,004
5.12%, 12/1/33 .................................................... 1,000 1,006
3,335
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,941
Series A, 4.48%, 8/1/39(e) ............................................ 2,760 2,633
4,574
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27 ...... 1,000 992
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40 ... 1,000 857
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 900 877
2,726
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29 ..................... 895 832
State Public School Building Authority Revenue, 3.15%, 4/1/30, Escrowed to Maturity ..... 1,290 1,235
2,067
Texas (0.4%):
City of Houston Hotel Occupancy Tax & Special Revenue Revenue, Series B, 5.40%, 9/1/44,
Continuously Callable @100 ........................................... 2,115 2,084
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100 ................. 630 563
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100 ............... 1,070 939
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.34%, 11/15/37 ...... 2,000 1,745
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29 ...................... 1,270 1,132
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26 ..................................................... 525 523
1.82%, 9/1/27 ..................................................... 700 680

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Water Development Board Revenue, Series B, 4.92%, 10/15/44, Continuously Callable
@100 ........................................................... $ 2,250 $ 2,180
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31 .............................................. 270 247
Series B, 2.78%, 9/1/33, Continuously Callable @100 ......................... 500 442
10,535
Virginia (0.0%):(g)
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28 .............................................. 225 213
Series J, 2.27%, 11/1/31, Continuously Callable @100 ........................ 225 199
Series J, 2.42%, 11/1/32, Continuously Callable @100 ........................ 275 240
Series J, 2.47%, 11/1/33, Continuously Callable @100 ........................ 270 231
Series J, 2.52%, 11/1/34, Continuously Callable @100 ........................ 250 210
Series J, 2.57%, 11/1/35, Continuously Callable @100 ........................ 300 248
1,341
Total Municipal Bonds (Cost $39,553)
a
a
a
38,150
U.S. Government Agency Mortgages (14.4%)
Federal Farm Credit Banks Funding Corporation
3.98%, 2/5/29 ..................................................... 2,500 2,463
2.55%, 12/21/34 .................................................... 3,000 2,535
2.20%, 9/2/36 ..................................................... 3,414 2,709
5.60%, 8/5/39 ..................................................... 1,900 1,860
9,567
Federal Home Loan Mortgage Corporation
4.05%, 10/1/29 .................................................... 4,626 4,550
3.00%, 3/1/31 - 5/1/52 ............................................... 7,791 6,918
3.50%, 5/1/33 - 7/1/52 ............................................... 7,255 6,614
1.50%, 4/1/37 ..................................................... 2,473 2,205
5.00%, 3/1/38 - 3/1/56 ............................................... 37,171 36,822
5.50%, 8/1/38 - 6/1/56 ............................................... 21,888 22,071
4.00%, 1/1/40 - 9/1/53 ............................................... 14,967 14,120
5.10%, 7/1/40 ..................................................... 994 1,010
4.50%, 11/1/42 - 7/1/55 .............................................. 13,030 12,636
6.00%, 8/1/53 - 3/1/55 ............................................... 8,336 8,545
115,491
Federal National Mortgage Association
2.50%, 11/1/34 - 3/1/52 .............................................. 2,952 2,494
4.46%, 4/1/35 ..................................................... 3,869 3,809
1.50%, 3/1/37 ..................................................... 2,595 2,319
5.00%, 12/1/37 - 6/1/56 .............................................. 37,058 36,734
4.50%, 1/1/38 - 11/1/55 .............................................. 29,410 28,484
4.00%, 4/1/38 - 2/1/55 ............................................... 19,941 18,843
3.50%, 12/1/42 - 12/1/53 ............................................. 22,619 20,731
5.50%, 12/1/44 - 7/1/56 .............................................. 36,127 36,448
3.00%, 2/1/50 - 2/1/52 ............................................... 1,782 1,578
2.00%, 11/1/51 - 12/1/51 .............................................. 2,630 2,132
6.00%, 9/1/53 - 3/1/54 ............................................... 1,960 2,011
155,583
Government National Mortgage Association
5.00%, 8/20/38 - 11/20/54 ............................................. 13,005 12,908
2.50%, 1/20/51 - 9/20/53 ............................................. 16,484 14,028
3.00%, 10/20/51 - 12/20/53 ............................................ 24,747 21,864
3.50%, 2/20/52 - 6/20/52 ............................................. 7,063 6,383
4.50%, 8/20/52 - 3/20/56 ............................................. 26,804 25,831
4.00%, 11/20/52 .................................................... 3,401 3,208
5.50%, 4/20/53 - 2/20/54 ............................................. 17,634 17,868
6 .00%, 9/20/53 .................................................... 1,755 1,812
7.50%, 10/20/54 .................................................... 1,225 1,249
105,151
Total U.S. Government Agency Mortgages (Cost $387,903)
a
a
a
385,792

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (36.4%)
U.S. Treasury Bonds
3.50%, 2/15/39 .................................................... $ 20,250 $ 18,209
1.13%, 5/15/40 .................................................... 6,878 4,351
3.88%, 8/15/40 .................................................... 25,250 23,033
1.38%, 11/15/40 .................................................... 5,250 3,394
2.25%, 5/15/41 .................................................... 13,250 9,660
1.75%, 8/15/41 .................................................... 21,000 14,077
2.00%, 11/15/41 .................................................... 12,190 8,444
2.38%, 2/15/42 .................................................... 10,250 7,476
3.38%, 8/15/42 .................................................... 15,300 12,768
3.13%, 2/15/43 .................................................... 14,250 11,393
2.88%, 5/15/43 .................................................... 2,000 1,535
3 .88%, 5/15/43 .................................................... 17,000 15,026
4.38%, 8/15/43 .................................................... 10,975 10,322
4.75%, 11/15/43 .................................................... 7,000 6,887
3.38%, 5/15/44 .................................................... 7,000 5,707
4.13%, 8/15/44 .................................................... 5,500 4,975
4.63%, 11/15/44 .................................................... 24,350 23,471
4.75%, 2/15/45 .................................................... 10,000 9,784
5.00%, 5/15/45 .................................................... 13,018 13,134
4.88%, 8/15/45 .................................................... 8,121 8,061
2.50%, 2/15/46 .................................................... 10,500 7,240
4.63%, 2/15/46 .................................................... 5,973 5,735
2.75%, 8/15/47 .................................................... 950 672
2.75%, 11/15/47 .................................................... 3,900 2,750
3.00%, 2/15/48 .................................................... 3,500 2,578
3.38%, 11/15/48 .................................................... 7,012 5,484
3.00%, 2/15/49 .................................................... 7,000 5,104
1.38%, 8/15/50 .................................................... 7,000 3,434
1.63%, 11/15/50 .................................................... 3,000 1,569
2.00%, 8/15/51 .................................................... 24,203 13,784
4.00%, 11/15/52 .................................................... 2,000 1,711
3.63%, 2/15/53 .................................................... 5,000 3,999
4.13%, 8/15/53 .................................................... 10,000 8,736
4.25%, 2/15/54 .................................................... 15,000 13,388
4.50%, 11/15/54 .................................................... 5,000 4,655
4.75%, 5/15/55 .................................................... 8,350 8,101
4.75%, 8/15/55 .................................................... 10,421 10,115
4.75%, 2/15/56 .................................................... 12,057 11,716
U.S. Treasury Inflation Indexed Notes, 0.88%, 1/15/29 ............................ 659 641
U.S. Treasury Notes
3.38%, 9/15/28 .................................................... 2,170 2,134
4.00%, 1/31/29 .................................................... 3,000 2,987
3 .50%, 3/15/29 .................................................... 31,770 31,239
1.63%, 8/15/29 .................................................... 4,028 3,733
4.00%, 5/31/30 .................................................... 16,940 16,825
4.13%, 8/31/30 .................................................... 3,050 3,042
3.63%, 9/30/30 .................................................... 22,809 22,305
4.63%, 9/30/30 .................................................... 5,000 5,082
1.13%, 2/15/31 .................................................... 8,295 7,238
3.88%, 3/31/31 .................................................... 19,976 19,695
4.63%, 4/30/31 .................................................... 12,250 12,469
1.63%, 5/15/31 .................................................... 16,750 14,860
3.63%, 9/30/31 .................................................... 5,000 4,860
4.13%, 10/31/31 .................................................... 7,000 6,966
1.38%, 11/15/31 .................................................... 11,000 9,500
1.88%, 2/15/32 .................................................... 20,525 18,105
2.88%, 5/15/32 .................................................... 12,185 11,312
4.13%, 5/31/32 .................................................... 57,417 57,013
2.75%, 8/15/32 .................................................... 29,532 27,121
3.88%, 9/30/32 .................................................... 28,522 27,891
4.13%, 11/15/32 .................................................... 52,300 51,834

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.25%, 3/31/33 .................................................... $ 20,561 $ 20,500
3.38%, 5/15/33 .................................................... 48,400 45,715
3.88%, 8/15/33 .................................................... 26,676 25,940
4.50%, 11/15/33 .................................................... 49,300 49,797
4.00%, 2/15/34 .................................................... 11,030 10,777
3.88%, 8/15/34 .................................................... 56,150 54,237
4.63%, 2/15/35 .................................................... 15,000 15,239
4.25%, 5/15/35 .................................................... 41,691 41,203
4.25%, 8/15/35 .................................................... 15,305 15,111
4.13%, 2/15/36 .................................................... 14,569 14,219
Total U.S. Treasury Obligations (Cost $1,010,932)
a
a
a
972,068
Shares
Short-Term Investments (1.1%)
Collateral for Securities Loaned (0.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(h) ........ 5,260,729 5,261
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(h) ............ 5,260,729 5,261
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(h) ............... 5,260,729 5,261
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(h) . 5,260,729 5,261
21,044
Principal Amount
(000)
a a a a
Commercial Paper (0.3%):
Materials (0.3%):
Cabot Corp., 3.68%, 7/1/26(a)(i) ............................................ $ 6,900 6,898
6,898
Total Short-Term Investments (Cost $27,943)
a
a
a
27,942
Total Investments (Cost $2,740,604) — 100.5% 2,682,974
Liabilities in excess of other assets —  (0.5)% (12,452)
NET ASSETS - 100.00% $ 2,670,522
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$604,868 (thousands) and amounted to 22.6% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) Rate disclosed is the daily yield on June 30, 2026.
(i) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of June 30, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of June 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Core Plus Bond ETF
52
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (14.7%)
ABS Auto (6.7%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 7/25/28 @ 100 (a) .............. $ 189 $ 190
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 7/25/28 @ 100 (a) .............. 213 213
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 7/25/28 @ 100 (a) .............. 147 148
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 8/15/27 @ 100 474 477
Ally Bank ............................................................
Series 2026-A , Class C , 4 .86% , 3/15/34 , Callable 11/15/29 @ 100 (a) .............. 1,525 1,523
Series 2026-A , Class D , 5 .25% , 3/15/34 , Callable 11/15/29 @ 100 (a) .............. 1,576 1,575
Series 2026-A , Class E , 6 .37% , 3/15/34 , Callable 11/15/29 @ 100 (a) .............. 881 876
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 6/15/28 @ 100 (a) ............... 171 171
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,137 1,137
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,261 1,259
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 810 807
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 4/15/29 @ 100 (a) ............................................ 300 298
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 11/15/28 @ 100 (a) ............. 107 108
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 11/15/28 @ 100 (a) ............ 131 132
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 11/15/28 @ 100 (a) ............. 612 623
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 8/15/27 @ 100 (a) .............. 50 50
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 9/15/27 @ 100 (a) .............. 293 296
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 53 54
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 9/15/27 @ 100 (a) ............... 90 91
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 135 134
Series 2026-A , Class C , 4 .61% , 11/15/34 , Callable 5/15/29 @ 100 (a) .............. 1,650 1,630
Series 2026-B , Class C , 4 .90% , 2/15/35 , Callable 8/15/29 @ 100 (a) ............... 605 599
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 9/10/28 @ 100 (a) ............. 1,939 1,951
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 9/10/28 @ 100 (a) .............. 3,174 3,192
Series 2026-1A , Class A4 , 4 .18% , 6/11/31 , Callable 5/11/29 @ 100 (a) ............. 381 377
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 5/11/29 @ 100 (a) ............. 1,326 1,310
Series 2026-1A , Class D , 5 .07% , 1/11/34 , Callable 5/11/29 @ 100 (a) .............. 100 99
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 100 99
Series 2023-2A , Class B , 6 .03% , 10/20/27 (a) ............................... 648 650
Series 2023-2A , Class D , 7 .26% , 10/20/27 (a) ............................... 357 358
Series 2023-4A , Class C , 7 .24% , 6/20/29 (a) ................................ 280 288
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 638 644
Series 2023-6A , Class B , 6 .40% , 12/20/29 , Callable 12/20/28 @ 100 (a) ............ 189 194
Series 2023-6A , Class C , 7 .03% , 12/20/29 , Callable 12/20/28 @ 100 (a) ............ 251 259
Series 2023-8A , Class C , 7 .34% , 2/20/30 (a) ................................ 1,900 1,978
Series 2024-1A , Class B , 5 .85% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 200 204
Series 2024-1A , Class C , 6 .48% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 320 328
Series 2026-2A , Class C , 5 .44% , 8/20/32 , Callable 8/20/31 @ 100 (a) .............. 299 295
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 5/15/27 @ 100 (a) ... 78 79
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 200 201
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 220 223
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 10/15/27 @ 100 ................ 190 194
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 5/15/28 @ 100 ................. 134 135
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class C , 5 .62% , 1/15/30 , Callable 8/15/28 @ 100 ................. 255 258
Series 2024-A , Class D , 6 .27% , 12/16/30 , Callable 8/15/28 @ 100 ................ 700 711
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 1/15/29 @ 100 ................. 1,815 1,829
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 11/10/27 @ 100 ............... 92 91
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 8/10/27 @ 100 ................ 500 495
Chase Auto Owner Trust ..................................................
Series 2022-AA , Class D , 5 .40% , 6/25/30 , Callable 12/25/26 @ 100 (a) ............ 200 201

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. $ 211 $ 215
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 2/25/28 @ 100 (a) .............. 242 248
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 2/25/28 @ 100 (a) .............. 198 200
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 2/25/28 @ 100 (a) .............. 295 299
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 200 203
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 187 190
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 4/25/28 @ 100 (a) .............. 274 273
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 122 122
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 1/25/29 @ 100 (a) ............. 2,455 2,464
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 3/25/29 @ 100 (a) .............. 474 467
Series 2026-1A , Class C , 5 .11% , 6/25/32 , Callable 2/25/30 @ 100 (a) .............. 1,100 1,100
Series 2026-1A , Class D , 5 .56% , 9/26/33 , Callable 2/25/30 @ 100 (a) .............. 700 703
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............ 21 21
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 119 119
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 185 186
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 4/15/27 @ 100 (a) .............. 223 224
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 4/15/27 @ 100 (a) .............. 192 193
Chesapeake IV Funding DAC , Series 2026-1A , Class C , 4 .96% , 2/15/35 (a) ............. 900 898
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 301 298
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 712 705
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,409 2,426
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,267 1,277
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 4/15/27 @ 100 (a) .............. 1 1
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 4/15/27 @ 100 (a) ............. 118 119
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 4/15/27 @ 100 (a) ............. 196 199
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 111 111
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,411 3,478
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 5/15/27 @ 100 (a) .............. 237 240
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 4,400 4,394
Series 2026-1A , Class C , 5 .28% , 8/15/36 , Callable 1/15/30 @ 100 (a) .............. 1,100 1,091
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 74 75
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 845 863
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 49 50
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 203 203
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 14 14
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 151 154
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 7/20/27 @ 100 (a) .............. 93 94
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92 94
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,000 1,014
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 46 47
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 12/15/28 @ 100 (a) ............. 486 490
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 12/15/28 @ 100 (a) ............ 763 770
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 1/15/30 @ 100 (a) ............. 509 499
First Investors Auto Owner Trust , Series 2022-2A , Class D , 8 .71% , 10/16/28 , Callable
10/15/26 @ 100 (a) .................................................. 323 327
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 689 683
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 750 743
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950 949
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 4,574 4,570
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206 208
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,240 1,252
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750 760
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195 200
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 440 449
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 219 223

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... $ 19 $ 19
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 3/15/27 @ 100 (a) ............. 1,760 1,759
Series 2022-1A , Class E , 5 .64% , 5/15/29 , Callable 5/15/27 @ 100 (a) .............. 1,430 1,438
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28 @ 100 (a) .............. 1,536 1,553
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 310 320
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 9/15/28 @ 100 (a) .............. 120 127
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 1/15/29 @ 100 (a) .............. 95 96
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 6/15/29 @ 100 (a) ............. 191 191
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 7/15/29 @ 100 (a) .............. 250 252
GM Financial Revolving Receivables Trust ....................................
Series 2021-1 , Class B , 1 .49% , 6/12/34 , Callable 9/11/26 @ 100 (a) ............... 250 249
Series 2023-1 , Class C , 5 .90% , 4/11/35 , Callable 5/11/28 @ 100 (a) ............... 400 405
GMF Floorplan Owner Revolving Trust , Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ...... 1,009 1,021
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 400 404
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 73 74
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 70 71
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 6/15/27 @ 100 (a) ............... 224 225
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 6/15/27 @ 100 (a) .............. 168 169
Hertz Vehicle Financing III LLC ............................................
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212 216
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75 76
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125 126
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38 38
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220 226
Hertz Vehicle Financing LLC , Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 1,000 981
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 64 64
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 5/20/28 @ 100 (a) ............. 279 280
Series 2025-2 , Class B2 , 4 .81% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 4/20/29 @
100 (a) (b) ......................................................... 885 882
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. 109 109
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 182 183
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 124 125
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 52 52
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 119 120
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 10/15/27 @ 100 (a) ............ 198 201
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 12/15/27 @ 100 (a) ............ 182 183
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 12/15/27 @ 100 (a) ............. 292 297
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 12/15/27 @ 100 (a) ............. 304 311
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 1/15/28 @ 100 (a) .............. 207 209
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 4/15/28 @ 100 (a) .............. 199 200
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 4/15/28 @ 100 (a) ............. 199 201
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 4/15/28 @ 100 (a) ............. 777 790
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 6/15/28 @ 100 (a) .............. 224 222
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 12/15/28 @ 100 (a) ............. 980 969
Series 2025-2A , Class D , 5 .01% , 12/15/32 , Callable 12/15/28 @ 100 (a) ............ 1,000 982
Series 2026-1A , Class C , 4 .42% , 8/15/33 , Callable 8/15/29 @ 100 (a) .............. 820 797
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 157 158
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 485 489
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 659 663
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 476 480
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 3/20/29 @ 100 (a) .............. 294 291
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 295 295

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 8/15/28 @ 100 (a) ............. $ 93 $ 93
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 8/15/28 @ 100 (a) .............. 4,000 4,105
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 8/15/28 @ 100 (a) ............. 329 342
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 7/15/29 @ 100 (a) .............. 582 582
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 7/15/29 @ 100 (a) ............. 594 594
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 7/10/26 @
100 (a) ........................................................... 272 270
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 241 241
PenFed Auto Receivables Owner Trust ........................................
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 10/15/29 @ 100 (a) .............. 725 710
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 10/15/29 @ 100 (a) .............. 1,333 1,307
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 1/15/28 @
100 (a) ........................................................... 9 9
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 72 72
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 31 31
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 88 89
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 369 370
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 420 422
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 522 524
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 209 210
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 760 759
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 536 533
Series 2026-A , Class C , 4 .95% , 7/17/34 , Callable 7/15/30 @ 100 (a) ............... 641 640
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 133 133
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 203 204
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @ 100 (a) ............. 277 278
Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 5/15/29 @ 100 (a) ............ 2,850 2,856
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,738 1,768
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 430 439
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 226 233
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 6/15/28 @ 100 (a) ............. 200 202
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 2/15/29 @ 100 (a) .............. 536 534
Series 2026-1A , Class C , 5 .14% , 9/15/32 , Callable 5/15/30 @ 100 (a) .............. 1,536 1,529
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 248 249
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 200 201
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 203 204
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 484 484
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 167 170
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 3/20/28 @ 100 (a) .............. 126 127
Series 2026-1A , Class C , 4 .46% , 11/21/33 , Callable 2/20/30 @ 100 (a) ............. 699 687
Series 2026-2A , Class C , 4 .99% , 7/20/34 , Callable 9/20/30 @ 100 (a) .............. 1,350 1,347
Stellantis Financial Underwritten Enhanced Lease Trust ...........................
Series 2026-BA , Class B , 4 .75% , 7/20/30 , Callable 4/20/29 @ 100 (a) ............. 1,105 1,099
Series 2026-BA , Class C , 5 .04% , 3/20/31 , Callable 4/20/29 @ 100 (a) ............. 1,268 1,262
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @
100 (a) ........................................................... 200 203
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 744 736
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable 8/25/28 @ 100 (a) ............... 558 557
Series 2026-1 , Class B , 5 .07% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 1,765 1,764
Series 2026-1 , Class C , 7 .20% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 1,500 1,501
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 41 41
United Auto Credit Securitization Trust , Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable
3/10/28 @ 100 (a) ................................................... 250 250

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 8/15/28 @ 100 (a) .............. $ 1,499 $ 1,502
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 8/15/28 @ 100 (a) ............. 2,807 2,811
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 636 644
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 220 224
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 1,009 999
Westlake Automobile Receivables Trust .......................................
Series 2025-P1 , Class B , 4 .86% , 5/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,000 1,002
Series 2025-P1 , Class D , 5 .59% , 7/15/32 , Callable 6/15/28 @ 100 (a) .............. 2,500 2,513
Series 2026-2A , Class C , 4 .89% , 3/15/32 , Callable 4/15/30 @ 100 (a) .............. 500 498
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 23 24
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 250 251
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181 183
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195 198
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220 224
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341 345
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 838 842
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 250 250
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 335 335
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 318 319
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 346 348
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 470 468
130,759
ABS Card (0.6%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,238 3,312
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232 234
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 168 168
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 1,350 1,347
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 467 468
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 267 267
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 1,332 1,316
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 996 1,000
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 600 600
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200 199
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500 494
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312 307
Master Credit Card Trust II ................................................
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104 111
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 265 284
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 240 241
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 833 825
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72 73
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100 101
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 582 576
11,923
ABS Other (7.4%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,000 1,020
Series 2023-1 , Class D , 9 .00% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 3,267 3,343
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class D , 7 .25% , 5/21/29 ,
Callable 8/20/26 @ 100 (a) ............................................ 1,890 1,897
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 751 761
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 7,487 7,665
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 119 120

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. $ 1,412 $ 1,423
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,006
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 2,560 2,572
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 6/20/29 @ 100 (a) ............................................ 2,014 2,027
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 614 606
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 410 405
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 410 401
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 7/20/30 @ 100 (a) ............... 1,500 1,516
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 124 126
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 88 90
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 141 145
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @ 100 (a) ............. 492 497
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 124 126
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 2/13/31 @ 100 (a) .............. 1,031 1,046
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 4/13/30 @ 100 (a) .............. 588 580
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 254 255
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 780 788
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 267 257
Capteris Equipment Finance LLC ...........................................
Series 2026-1A , Class C , 5 .18% , 9/20/33 , Callable 7/20/29 @ 100 (a) .............. 716 713
Series 2026-1A , Class D , 5 .57% , 9/20/33 , Callable 7/20/29 @ 100 (a) .............. 716 713
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 197 198
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 173 174
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 8/14/27 @ 100 (a) ............... 1,000 1,015
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 8/14/27 @ 100 (a) ............... 93 95
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 499
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 133 133
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 5/14/29 @ 100 (a) ............... 559 550
Series 2026-1 , Class C , 5 .17% , 1/17/34 , Callable 2/14/30 @ 100 (a) ............... 981 979
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 320 264
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 70 70
Series 2026-1A , Class C , 5 .21% , 11/20/34 , Callable 11/20/29 @ 100 (a) ............ 2,238 2,234
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 604 602
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 365 370
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) . 1,517 1,517
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 205 198
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 441 443
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 8/20/26 @
100 (a) ........................................................... 1,289 1,216
Dell Equipment Finance Trust ..............................................
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 92 93
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 92 93
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 11/22/27 @ 100 (a) .............. 109 110
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 992 984
Series 2026-1A , Class D , 5 .19% , 11/22/32 , Callable 11/22/28 @ 100 (a) ............ 638 634
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 100 101
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 2,175 2,233
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 224 228
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,001 1,044
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 3/15/29 @ 100 (a) ............... 542 540

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 3/15/29 @ 100 (a) ............... $ 100 $ 100
Series 2025-2 , Class C , 4 .89% , 4/15/36 , Callable 2/15/30 @ 100 (a) ............... 854 844
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 2/15/30 @ 100 (a) .............. 480 477
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 7/20/26 @ 100 (a) . 654 633
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ...... 1,069 1,083
DLLAD LLC ..........................................................
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 129 131
Series 2025-1A , Class A4 , 4 .59% , 10/20/32 , Callable 4/20/30 @ 100 (a) ............ 500 500
DLLMT LLC ..........................................................
Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ............. 173 174
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 11/20/29 @ 100 (a) ............ 915 909
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 694 685
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (c) ........................... 500 494
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) (c) ........................... 750 741
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 225 229
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 1,829 1,832
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 10/20/28 @ 100 (a) ............. 52 52
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 10/20/28 @ 100 (a) ............. 89 90
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 10/20/28 @ 100 (a) ............. 74 74
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 65 66
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 698 696
Series 2026-1 , Class C , 5 .44% , 5/15/34 , Callable 10/15/30 @ 100 (a) .............. 571 574
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 2/20/27 @ 100 (a) .............. 147 147
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 411 414
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 265 266
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 142 144
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 365 363
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 970 963
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 990 975
Iskandar Enterprise LLC , Series 2026-1A , Class A23 , 5 .54% , 4/17/56 , Callable 4/15/29 @
100 (a) ........................................................... 860 852
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 129 131
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 1/15/29 @ 100 (a) ............. 399 402
Lightpath Fiber Issuer LLC ................................................
Series 2026-1A , Class A2 , 5 .60% , 3/25/56 , Callable 9/25/29 @ 100 (a) ............. 1,094 1,093
Series 2026-1A , Class B , 5 .89% , 3/25/56 , Callable 9/25/29 @ 100 (a) .............. 1,151 1,137
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 926 930
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 18 18
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 31 31
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 270 271
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 4/16/29 @ 100 (a) ............. 2,417 2,428
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152 154
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. 486 493
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 11/15/28 @ 100 (a) .. 276 276
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 7/20/26 @ 100 (a) ............. 677 553
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 7/20/26 @ 100 (a) ............. 366 219
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 207 208
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 3,241 3,318
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 2/15/28 @ 100 (a) ............. 111 111
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 222 222
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 1,900 1,927
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 8/15/28 @ 100 (a) .............. 52 52

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... $ 615 $ 615
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 928 938
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 6,572 6,556
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 12/15/29 @ 100 (a) .............. 693 680
Oaktree ABF Equipment ST LLC , Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable 8/15/28
@ 100 (a) ......................................................... 828 828
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 7/14/26
@ 100 (a) ......................................................... 949 952
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............ 412 414
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 376 378
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 10/20/28 @ 100 (a) ............. 295 297
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 1,549 1,541
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class A2 , 5 .59% , 11/15/29 , Callable 3/15/27 @ 100 (a) ............ 10 10
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 76 76
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 531 537
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 5/15/28 @ 100 (a) .............. 105 105
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 5/15/28 @ 100 (a) .............. 250 250
Qts Issuer ABS II LLC , Series 2026-7A , Class A23 , 6 .22% , 7/5/56 , Callable 7/5/30 @ 100 (a) 1,675 1,673
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 396 387
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 107 104
Series 2025-1A , Class A2A , 5 .09% , 8/15/50 , Callable 8/15/28 @ 100 (a) ............ 1,000 975
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 12/20/28 @ 100 (a) ............ 29 29
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 11/20/29 @ 100 (a) ............ 2,720 2,747
Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 11/20/29 @ 100 (a) ............. 500 513
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 10/20/28 @ 100 (a) ............. 1,765 1,777
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 10/20/28 @ 100 (a) ............. 3,099 3,119
SCF Equipment Trust LLC , Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 10/20/28 @
100 (a) ........................................................... 4,190 4,153
Sotheby's Artfi Master Trust ...............................................
Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @ 100 (a) ............. 946 940
Series 2026-1A , Class D , 5 .54% , 6/20/33 , Callable 12/20/27 @ 100 (a) ............. 500 499
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 568 551
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 4,227 4,253
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 501 488
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 200 200
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 216 210
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 7/21/26 @
100 (a) ........................................................... 435 424
Uniti Fiber Abs Issuer LLC , Series 2025-1A , Class C , 9 .02% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 2,000 2,087
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 426 431
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 177 179
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 7/15/26 @ 100 (a) ............. 453 435
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,401 2,356
VB-S1 Issuer LLC ......................................................
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 671 652
Series 2026-1A , Class D , 5 .19% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 578 567
Series 2026-1A , Class F , 6 .84% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 2,750 2,761
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000 918
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 7/15/26 @ 100 (a) .............. 1,550 1,530
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 7/15/26 @ 100 (a) .............. 1,500 1,486
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,514 1,526
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 529 534

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. $ 7 $ 7
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 10/12/27 @ 100 (a) ............ 15 15
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 10/12/27 @ 100 (a) ............. 47 48
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 99 100
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 57 58
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 47 48
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 59 61
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 461 463
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 2,207 2,224
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 915 937
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265 267
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,105 1,114
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 479 476
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 302 303
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 502 494
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 1,906 1,925
Series 2026-2 , Class C , 4 .85% , 6/21/32 , Callable 6/20/29 @ 100 ................. 1,100 1,099
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 1,000 998
Series 2026-1A , Class A4 , 4 .04% , 1/17/33 , Callable 1/15/30 @ 100 (a) ............. 472 464
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 108 109
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 1/20/29 @ 100 (a) .............. 302 299
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 1/20/29 @ 100 (a) .............. 991 988
Yamaha Motor Master Trust II , Series 2026-A , Class C , 4 .89% , 4/15/31 , Callable 4/15/29 @
100 (a) ........................................................... 499 497
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 383 384
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 340 341
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 309 312
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 180 182
Series 2026-1A , Class B , 6 .04% , 4/20/56 , Callable 10/20/29 @ 100 (a) ............. 725 723
142,814
Total Asset-Backed Securities (Cost $286,653)
a
a
a
285,496
Collateralized Loan Obligations (1.6%)
Cash Flow CLO (1.6%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .28% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 442
Series 2022-1A , Class BR , 5 .38% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 443
720 East CLO II Ltd. , Series 2023-2A , Class A2R , 5 .12% ( TSFR3M + 145 bps ) , 10/15/38 ,
Callable 10/15/27 @ 100 (a) (b) ......................................... 1,319 1,311
720 East CLO IV Ltd. , Series 2024-1A , Class A2R , 5 .07% ( TSFR3M + 140 bps ) , 7/15/39 (a) (b) 750 750
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .08% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 7/20/26 @ 100 (a) (b) .......................................... 300 300
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 4 .81% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
7/22/26 @ 100 (a) (b) ................................................. 180 180
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .17% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,000 1,000
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 4 .94% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 940 942
Series 2025-5A , Class A2 , 5 .17% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,264 1,265
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 7/24/26 @
100 (a) ........................................................... 250 248

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Dryden CLO Ltd. .......................................................
Series 2020-78A , Class A2R2 , 5 .09% ( TSFR3M + 145 bps ) , 4/17/37 , Callable 7/17/27 @
100 (a) (b) ......................................................... $ 725 $ 726
Series 2021-93A , Class A2R , 5 .27% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 171 171
Series 2021-93A , Class XR , 4 .82% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 269 269
Series 2022-113A , Class BR3 , 5 .12% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 1,723 1,721
Series 2022-97A , Class A2R , 5 .15% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 1,604 1,604
Series 2024-119A , Class A2R , 4 .98% ( TSFR3M + 135 bps ) , 7/15/39 , Callable 7/15/28 @
100 (a) (b) ......................................................... 1,900 1,897
Series 2024-121A , Class B , 5 .37% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... 428 428
NGC Ltd. , Series 2024-1A , Class X , 4 .83% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 178 178
OCP CLO Ltd. .........................................................
Series 2020-18R , Class A2R3 ( TSFR3M + 140 bps ) , 7/21/39 (a) (b) ................. 1,268 1,268
Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) ........ 1,470 1,447
Series 2021-23A , Class B2R2 , 5 .19% , 1/17/39 , Callable 1/17/28 @ 100 (a) .......... 2,780 2,774
Series 2024-31A , Class B2R , 5 .03% , 4/20/39 , Callable 4/20/28 @ 100 (a) ........... 1,872 1,846
Series 2025-48A , Class B2 , 5 .06% , 12/15/38 , Callable 1/15/28 @ 100 (a) ........... 2,078 2,067
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .41% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
7/18/26 @ 100 (a) (b) ................................................. 750 749
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 1,365 1,342
Series 2022-45A , Class A2NR , 5 .23% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,302 3,298
Series 2023-47A , Class AJRR , 5 .22% ( TSFR3M + 155 bps ) , 4/20/36 (a) (b) ........... 1,015 1,015
Series 2023-48A , Class BR , 5 .43% ( TSFR3M + 175 bps ) , 10/20/36 , Callable 1/20/27 @
100 (a) (b) ......................................................... 630 631
Series 2024-50A , Class X , 4 .93% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 186 186
30,498
Total Collateralized Loan Obligations (Cost $30,598)
a
a
a
30,498
Collateralized Mortgage Obligations (10.1%)
Agency CMO (0.1%):
Federal Home Loan Mortgage Corporation REMICs , Series 4772 , Class ZG , 4 .50% , 12/15/47 2,172 2,117
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation , Series 5527 , Class FC , 4 .83%
( SOFR30A + 120 bps ) , 9/25/54 (b) ........................................ 296 297
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 5522 , Class BF , 4 .68% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 1,331 1,334
Series 5525 , Class FA , 4 .83% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 221 222
1,853
Agency CMO Other (2.0%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 169 171
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 361 358
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 849 854
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 1,443 1,440
Series 5598 , Class PG , 4 .50% , 11/25/55 ................................... 2,730 2,663
Series 5665 , Class HE , 5 .00% , 6/25/36 ................................... 4,915 4,885
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 440 , Class DB , 4 .50% , 5/25/36 .................................... 3,314 3,250
Series 452 , Class AB , 5 .05% , 6/25/36 .................................... 4,946 4,944
Federal National Mortgage Association REMICs ................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 88 88
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 404 406
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 3,678 3,663

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. $ 4,745 $ 4,690
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 1,901 1,457
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 150 132
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 196 198
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 129 130
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 990 995
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 957 874
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,992 1,968
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 4,683 4,623
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 217 217
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 673 672
38,678
Agency Commercial MBS (0.9%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 354 316
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 33 29
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 2,547 2,294
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 2,154 1,976
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 815 750
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 1,178 1,114
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 1,566 1,556
Series K-172 , Class A2 , 4 .58% , 8/25/35 (d) ................................. 7,500 7,439
Series K536 , Class AS , 4 .09% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 997 998
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 1,627 1,473
17,945
Commercial MBS (7.0%):
1301 Trust ............................................................
Series 2025-1301 , Class B , 5 .48% , 8/11/42 (a) (c) (d) .......................... 479 476
Series 2025-1301 , Class C , 5 .83% , 8/11/42 (a) (c) (d) .......................... 1,194 1,187
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .37% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 2,328 2,337
Series 2025-OANA , Class C , 5 .72% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 469 470
Series 2025-OANA , Class D , 6 .72% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 909 912
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (c) (d) .......................... 5,254 5,238
Series 2025-1345 , Class A , 5 .23% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 3,900 3,906
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 1,743 1,621
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 1,050 915
Series 2022-MF4 , Class A5 , 3 .39% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 500 464
ARES Commercial Mortgage Trust , Series 2026-GCP , Class B , 5 .13% ( TSFR1M + 150 bps ) ,
2/15/43 (a) (b) (c) .................................................... 1,506 1,506
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 5 .73% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 408 406
Series 2025-ATRM , Class D , 6 .93% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,299 1,291
Series 2025-ATRM , Class F , 9 .13% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 737
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (c) (d) ........................... 790 778
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) (d) ........................... 100 97
BAMLL Commercial Mortgage Securities Trust , Series 2025-HYT , Class B , 5 .52%
( TSFR1M + 190 bps ) , 12/15/42 (a) (b) (c) .................................... 195 196
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000 841
Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 9,954 347
BFLD Commercial Mortgage Trust , Series 2025-5MW , Class A , 4 .83% , 10/10/42 (a) (c) (d) ... 2,925 2,890
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .83% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 286 285
BOS Trust , Series 2026-LYRK , Class A , 5 .22% , 5/11/41 (a) (c) (d) ..................... 1,243 1,234
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .55% , 6/15/44 (a) (c) (d) ..... 4,569 4,627
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 3,500 3,236

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-COPT , Class B , 5 .83% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... $ 94 $ 94
Series 2026-ALOHA , Class C , 5 .33% ( TSFR1M + 170 bps ) , 4/15/43 (a) (b) (c) ......... 585 586
Series 2026-CSMO , Class A , 5 .03% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 2,130 2,134
Series 2026-VLT9 , Class A , 5 .33% ( TSFR1M + 170 bps ) , 3/15/45 (a) (b) (c) ........... 702 702
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 1,620 1,528
Series 2025-ARIA , Class A , 5 .20% , 12/13/42 (a) (c) (d) ......................... 907 907
Series 2025-GW , Class A , 5 .23% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 533 532
Series 2025-GW , Class B , 5 .47% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 666 666
Series 2025-GW , Class C , 5 .73% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 400 401
Series 2025-GW , Class D , 6 .37% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 1,339 1,346
Series 2025-ROIC , Class A , 4 .77% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 863 862
Series 2025-ROIC , Class B , 5 .02% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 163 162
Series 2025-VOLT , Class A , 5 .33% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 614 614
Series 2025-VOLT , Class B , 5 .73% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 1,508 1,509
Series 2025-VOLT , Class C , 5 .98% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 976 977
Series 2026-CLS , Class A , 5 .03% ( TSFR1M + 140 bps ) , 5/15/43 (a) (b) (c) ............ 860 861
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 2,742 2,385
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (c) (d) .......................... 500 431
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (c) (d) .......................... 250 210
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) (d) .......................... 1,250 1,008
CAMB Commercial Mortgage Trust .........................................
Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) ......... 250 206
Series 2021-CX2 , Class B , 2 .86% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) (d) ....... 150 123
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 185 158
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 662 684
Series 2024-277P , Class B , 7 .23% , 8/10/44 (a) (c) (d) .......................... 1,533 1,606
CRSNT Trust , Series 2026-MOON , Class A , 5 .03% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) ... 1,491 1,490
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 352 330
DBC Mortgage Trust , Series 2025-DBC , Class A , 4 .98% ( TSFR1M + 135 bps ) , 11/15/42 ,
Callable 11/15/27 @ 100 (a) (b) (c) ....................................... 1,979 1,979
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 5 .37% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) (c) ........... 232 232
Series 2024-LCRS , Class B , 5 .87% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) (c) ........... 250 250
GFH Mortgage Trust ....................................................
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 1,266 1,260
Series 2025-IND , Class C , 6 .19% , 6/15/33 (a) (c) ............................. 950 950
GGP , Series 2026-TY , Class B , 5 .06% , 3/5/43 (a) (c) (d) ............................ 1,628 1,596
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 1,752 1,746
Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (c) (d) .......................... 850 848
Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (c) (d) .......................... 1,136 1,133
Series 2016-HHV , Class D , 4 .33% , 11/5/38 (a) (c) (d) .......................... 169 168
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (c) (d) ......... 939 960
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 579 548
Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (c) (d) .......................... 115 106
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (c) (d) ......................... 2,455 2,292
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (c) (d) .......................... 766 779
Series 2025-SPRL , Class B , 5 .95% , 1/13/40 (a) (c) (d) .......................... 274 279
Series 2025-SPRL , Class C , 6 .15% , 1/13/40 (a) (c) (d) .......................... 755 770
Series 2026-10HY , Class A , 5 .09% , 12/10/39 (a) (c) (d) ......................... 1,920 1,925
Series 2026-10HY , Class B , 5 .33% , 12/10/39 (a) (c) (d) ......................... 1,145 1,148
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .47% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 1,413 1,414
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .95% , 3/15/32 (a) (c) (d) .... 750 674
INT Commercial Mortgage Trust ............................................
Series 2025-PLAZA , Class A , 5 .04% , 11/5/37 (a) (c) (d) ........................ 1,661 1,653
Series 2025-PLAZA , Class B , 5 .34% , 11/5/37 (a) (c) (d) ........................ 500 498
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 4,530 4,560

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2019-OSB , Class A , 3 .40% ,
6/5/39 , Callable 6/5/29 @ 100 (a) (c) ...................................... $ 325 $ 307
JW Commercial Mortgage Trust ............................................
Series 2026-MRCO , Class A , 5 .13% ( TSFR1M + 150 bps ) , 6/15/39 (a) (b) (c) .......... 392 393
Series 2026-MRCO , Class B , 5 .33% ( TSFR1M + 170 bps ) , 6/15/39 (a) (b) (c) .......... 500 502
LBA Trust , Series 2024-7IND , Class B , 5 .37% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 491 491
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 331 329
LEX Trust , Series 2026-450 , Class A , 4 .98% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 654 655
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (c) (d) .. 3,900 3,864
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 4,139 4,006
Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (c) (d) .......................... 2,762 2,668
Series 2020-1MW , Class C , 2 .41% , 9/10/39 (a) (c) (d) .......................... 1,100 1,062
Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) (d) .......................... 166 159
Series 2026-2MW , Class A , 5 .50% , 6/10/48 (a) (c) (d) .......................... 1,100 1,108
Series 2026-2MW , Class B , 5 .72% , 6/10/48 (a) (c) (d) .......................... 1,600 1,608
Series 2026-2MW , Class C , 5 .92% , 6/10/48 (a) (c) (d) .......................... 1,075 1,077
MHP , Series 2022-MHIL , Class D , 5 .24% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 400 400
MILE Trust , Series 2025-STNE , Class C , 5 .73% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 363 364
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) (c) ............................ 500 435
Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) (c) ............................ 750 630
NY Commercial Mortgage Trust , Series 2025-299P , Class A , 5 .85% , 2/10/47 (a) (c) (d) ...... 1,632 1,688
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... 490 485
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 639 633
Series 2026-1PARK , Class A , 4 .88% ( TSFR1M + 125 bps ) , 2/15/43 (a) (b) (c) .......... 75 75
Series 2026-1PARK , Class B , 5 .13% ( TSFR1M + 150 bps ) , 2/15/43 (a) (b) (c) .......... 500 499
Series 2026-1PARK , Class C , 5 .48% ( TSFR1M + 185 bps ) , 2/15/43 (a) (b) (c) .......... 1,000 998
NYC Trust , Series 2026-9W57 , Class B , 5 .35% , 6/6/40 , Callable 6/6/31 @ 100 (a) (c) (d) .... 865 861
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 8,513 7,858
SCG Commercial Mortgage Trust ...........................................
Series 2025-FLWR , Class B , 5 .18% ( TSFR1M + 155 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,001
Series 2025-FLWR , Class C , 5 .38% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) .......... 667 668
SHOPS Commercial Mortgage Trust , Series 2026-CSTL , Class B , 5 .22% , 5/5/39 (a) (c) (d) ... 2,000 1,985
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .08% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 377 377
Series 2024-LXRY , Class C , 6 .58% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 303 304
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ............................ 1,851 1,648
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 1,500 1,328
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 2,477 2,174
Series 2026-OMA , Class A , 5 .13% ,
4/15/41
(a) (c) (d) .......................... 800 799
Series 2026-OMA , Class B , 5 .33% , 4/15/41 (a) (c) (d) .......................... 2,655 2,654
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 4 .91% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .......... 500 500
Series 2021-MFP2 , Class D , 5 .31% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .......... 760 760
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .99% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) (d) ....................................................... 1 — (e)
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .07% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,715 1,703
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .32% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 405 406
135,739
Total Collateralized Mortgage Obligations (Cost $197,319)
a
a
a
196,332
Senior Secured Loans (2.0%)
Communication Services (0.2%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .55% ( SOFR03M + 688 bps ) , 5/15/31 (b) 492 501
Discovery Global Holdings, Inc., Initial Dollar Term Loans, First Lien , 6 .12%
( SOFR01M + 250 bps ) , 5/27/33 (b) ........................................ 1,962 1,961

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/24/33 (f) .................... $ 750 $ 752
3,214
Consumer Discretionary (0.6%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .64%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 373 373
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .41% ( SOFR03M + 175 bps ) , 2/5/29 (b) 165 166
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .37%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 123 123
Charter Communications Operating LLC, Term Loan B-5, First Lien , 5 .94%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 565 556
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .37% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 691 690
Flutter Entertainment PLC, 2024 Refinancing Term B Loan , 5 .45% ( SOFR03M + 175 bps ) ,
11/30/30 (b) ....................................................... 688 681
Flutter Financing BV, Third Incremental Term B Loans, First Lien , 5 .73%
( SOFR03M + 200 bps ) , 6/4/32 (b) ......................................... 1,485 1,477
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .37%
( SOFR01M + 175 bps ) , 9/13/32 (b) ........................................ 593 596
Great Outdoors Group LLC, Term Loan B, First Lien , 6 .89% ( SOFR01M + 325 bps ) , 3/5/32 (b) 181 181
Light and Wonder International, Inc., Term Loan B-3, First Lien , 5 .64% ( SOFR01M + 200 bps ) ,
4/16/29 (b) ........................................................ 241 241
Metropolis Technologies, Inc., Initial Term Loan, First Lien , 8 .92% ( SOFR03M + 525 bps ) ,
10/20/32 (b) ....................................................... 900 883
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien , 7 .98%
( SOFR03M + 425 bps ) , 1/22/31 (b) ........................................ 1,551 1,531
PetSmart LLC, Term Loan B, First Lien , 7 .65% ( SOFR01M + 400 bps ) , 8/9/32 (b) .......... 1,496 1,493
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .39% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,647 1,641
10,632
Consumer Staples (0.0%):(g)
Reynolds Consumer Products LLC, New Term Loan, First Lien , 5 .37% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... 234 234
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .14% ( SOFR01M + 450 bps ) , 8/12/30 (b) ... 249 248
482
Energy (0.0%):(g)
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .39% ( SOFR01M + 175 bps ) , 2/5/30 (b) ....... 469 469
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .37% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 199 200
669
Financials (0.9%):
Acrisure LLC, Term B6, First Lien , 6 .62% ( SOFR01M + 300 bps ) , 11/6/30 (b) ............. 497 449
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .62%
( SOFR06M + 300 bps ) , 3/7/31 (b) ......................................... 1,130 1,091
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .70%
( SOFR03M + 300 bps ) , 2/18/31 (b) ........................................ 52 50
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .43% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 122 121
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .37% ( SOFR01M + 175 bps ) , 5/8/31 (b) . 146 146
Chicago US MidCo III LP, Delayed Draw Term Loan Commitment, First Lien , 10/29/32 (f) (h) 129 129
Chicago US Midco III, LP, Closing Date Term Loans, First Lien , 6 .12% ( SOFR01M + 250 bps ) ,
10/29/32 (b) ....................................................... 1,208 1,205
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 5 .91%
( SOFR03M + 225 bps ) , 11/8/32 (b) ........................................ 462 462
Colossus Acquireco LLC, Initial Term Loan, First Lien ( SOFRDAILY + 175 bps ) , 7/30/32 (b) (f) 1,493 1,482
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .39% ( SOFR01M + 175 bps ) ,
1/10/33 (b) ........................................................ 1,000 993
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien , 5 .62%
( SOFR01M + 200 bps ) , 5/19/31 (b) ........................................ 1,238 1,232
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien , 7 .62%
( SOFR01M + 400 bps ) , 11/30/31 (b) ....................................... 3,550 3,557
Hightower Holding LLC, Delayed Draw Term Loan, First Lien , 2/3/32 (f) (h) ............. 750 744
Hightower Holding LLC, Initial Term Loan, First Lien , 2/3/32 (f) ..................... 2,000 1,983
Lockton, Inc., Term B Loans, First Lien , 5 .66% ( SOFR03M + 200 bps ) , 4/23/33 (b) ......... 1,000 996

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .17% ( SOFR03M + 350 bps ) ,
6/30/31 (b) ........................................................ $ 49 $ 49
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 6 .62%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 123 119
SGH2 LLC, Initial Term Loan, First Lien , 8 .20% ( SOFR03M + 450 bps ) , 8/18/32 (b) ........ 72 71
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien , 7 .62% ( SOFR01M + 400 bps ) ,
4/2/33 (b) ......................................................... 500 487
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .87%
( SOFR01M + 325 bps ) , 6/17/32 (b) ........................................ 497 443
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .45% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 276 269
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .95% ( SOFR03M + 425 bps ) ,
7/1/32 (b) ......................................................... 1,961 1,961
18,039
Health Care (0.0%):(g)
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien , 5 .45% ( SOFR03M + 175 bps ) , 9/19/31 (b) ..... 250 250
Industrials (0.2%):
Advanced Drainage Systems, Inc., Initial Term Loan, First Lien , 5 .25% ( SOFR01M + 163 bps ) ,
2/11/33 (b) ........................................................ 250 252
Air Canada, Term Loans, First Lien , 5 .41% ( SOFR03M + 175 bps ) , 3/21/31 (b) ............ 1,492 1,487
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 5 .64% ( SOFR01M + 200 bps ) , 6/17/32 (b) 96 96
Indicor LLC, Tranche E Dollar Term Loans, First Lien , 6 .20% ( SOFR03M + 250 bps ) ,
11/23/29 (b) ....................................................... 432 432
Janus International Group LLC, 8th Amendment Term Loan, First Lien , 5 .62%
( SOFR01M + 200 bps ) , 8/5/30 (b) ......................................... 44 44
United Airlines, Inc., Term Loan B, First Lien , 5 .40% ( SOFR01M + 175 bps ) , 2/24/31 (b) ..... 995 991
3,302
Information Technology (0.0%):(g)
Open Text Corp., Term Loan B, First Lien , 5 .37% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 197 193
UKG, Inc., Initial Term Loans, First Lien , 5 .91% ( SOFR03M + 225 bps ) , 1/31/31 (b) ........ 33 31
Vista Management Holding, Inc., Initial Term Loans, First Lien , 4/1/31 (f) ............... 700 702
926
Materials (0.1%):
Solstice Advanced Materials, Inc., Term Loan B, First Lien , 5 .41% ( SOFR03M + 175 bps ) ,
10/29/32 (b) ....................................................... 499 501
Worthington Steel, Inc., Initial Term Loan, First Lien , 7 .62% ( SOFR01M + 400 bps ) , 6/1/33 (b) 500 498
999
Utilities (0.0%):(g)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .42% ( SOFR03M + 175 bps ) , 4/16/31 (b) 314 314
Total Senior Secured Loans (Cost $38,916)
a
a
a
38,827
Corporate Bonds (17.3%)
Communication Services (1.7%):
Alphabet, Inc. , 5 .45% , 11/15/55 , Callable 5/15/55 @ 100 .......................... 875 839
AMC Global Media, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) .............. 933 959
AT&T, Inc. , 5 .13% , 4/30/36 , Callable 1/30/36 @ 100 ............................. 1,003 983
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 1,079 1,044
3 .50% , 6/1/41 , Callable 12/1/40 @ 100 ................................... 2,227 1,557
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 60 45
Clear Channel Outdoor Holdings, Inc.
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 450 468
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 250 264
Comcast Corp. , 3 .75% , 4/1/40 , Callable 10/1/39 @ 100 ............................ 601 481
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 7/12/26 @ 102.94 (a) ................ 1,994 2,049
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 4,298 4,646
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (i) ............................... 1,801 1,830
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 500 417

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 7/17/26 @ 101.81 ................................ $ 200 $ 186
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) .............................. 149 146
Meta Platforms, Inc.
6 .20% , 5/15/46 , Callable 11/15/45 @ 100 .................................. 2,070 2,070
5 .63% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 1,701 1,541
Nexstar Media, Inc. , 6 .50% , 9/15/33 , Callable 3/15/29 @ 103.25 (a) ................... 579 579
Oak-Eagle Acquireco, Inc. , 7 .25% , 7/1/33 , Callable 7/1/29 @ 103.63 (a) ................ 100 105
Omnicom Group, Inc. , 5 .30% , 6/2/36 , Callable 3/2/36 @ 100 (j) ...................... 1,269 1,237
Paramount Global , 4 .38% , 3/15/43 .......................................... 11 7
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 8/1/26 @ 100.97 (a) ....................... 1,033 977
Time Warner Cable LLC , 6 .75% , 6/15/39 ...................................... 500 489
T-Mobile US, Inc.
5 .00% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 870 850
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 589 558
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 7/12/26
@ 100 (a) (j) ....................................................... 6,600 6,548
Verizon Communications, Inc.
5 .88% , 11/30/55 , Callable 5/30/55 @ 100 .................................. 268 260
6 .20% ( H15T5Y + 204 bps ) , 5/14/56 , Callable 2/14/36 @ 100 (b) .................. 865 875
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 500 517
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 8/1/26 @ 101.29 (a) ................ 348 330
32,857
Consumer Discretionary (1.2%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) (j) ............... 250 259
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 250 239
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 95 97
Booking Holdings, Inc. , 5 .38% , 5/7/36 , Callable 2/7/36 @ 100 ...................... 490 490
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 7/12/26 @ 102.38 (a) ................... 500 483
Caesars Entertainment, Inc. , 6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) ............. 100 97
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 227 232
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 564 566
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4 .63% , 1/15/29 , Callable 8/1/26 @ 101.56 (a) ............................... 1,500 1,458
6 .75% , 1/15/30 , Callable 8/1/26 @ 101.69 (a) (j) ............................. 3,476 3,409
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 575 501
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 189 191
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 8/1/26 @ 102 (a) ........... 500 473
Hyatt Hotels Corp. , 5 .40% , 12/15/35 , Callable 9/15/35 @ 100 ....................... 138 137
Las Vegas Sands Corp. , 5 .65% , 5/18/33 , Callable 3/18/33 @ 100 ..................... 980 980
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 73 75
Lowe's Cos., Inc.
4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 354 345
2 .80% , 9/15/41 , Callable 3/15/41 @ 100 .................................. 2,544 1,816
Marriott International, Inc. , 5 .10% , 5/1/38 , Callable 2/1/38 @ 100 .................... 815 786
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 592 598
Mobility Global, Inc. , 6 .05% , 6/15/36 , Callable 3/15/36 @ 100 (a) .................... 2,485 2,512
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 953 943
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 403 403
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,609 1,638
Taylor Morrison Communities, Inc. , 5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (a) ......... 2,801 2,884
The Michaels Cos., Inc. , 8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (a) ................ 818 810
TKC Holdings, Inc. , 8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) ................... 1,150 1,183
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 ................. 383 390
23,995
Consumer Staples (0.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 477 415
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 150 88
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 659 657
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 783 803
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 .................... 638 621

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) (j) ............................ $ 1,571 $ 1,572
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,729 1,683
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 625 646
Kellanova , 4 .50% , 4/1/46 ................................................. 311 267
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 (j) ................... 1,177 1,163
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 1,743 1,910
Maple Parent Holdings Corp. , 5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (a) ............. 1,273 1,288
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 523 525
Molson Coors Beverage Co. , 5 .50% , 7/8/36 , Callable 4/8/36 @ 100 ................... 495 497
PepsiCo, Inc. , 2 .63% , 10/21/41 , Callable 4/21/41 @ 100 (j) ......................... 388 279
Performance Food Group, Inc. , 4 .25% , 8/1/29 , Callable 8/1/26 @ 100 (a) ............... 125 121
Sysco Corp. , 4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ............................ 1,746 1,678
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 531 540
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (j) ................... 200 218
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 572 537
15,508
Energy (0.6%):
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 360 358
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 ................ 107 109
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 8/1/26 @ 104.19 (a) ................ 1,042 1,072
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 10 10
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 10 10
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 423 411
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 500 511
Energy Transfer LP , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ....................... 723 721
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 724 727
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 181 186
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 275 279
Murphy Oil USA, Inc. , 5 .88% , 6/1/34 , Callable 6/1/29 @ 102.94 (a) ................... 500 502
NGPL PipeCo LLC , 5 .60% , 8/15/36 , Callable 2/15/36 @ 100 (a) ..................... 1,495 1,485
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 424 423
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 203 184
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 2,499 2,552
Pioneer Opco LLC , 7 .00% , 5/15/33 , Callable 5/15/28 @ 103.5 (a) .................... 124 126
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 151 154
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (a) ........... 852 861
Venture Global LNG, Inc. , 8 .38% , 6/1/31 , Callable 7/12/26 @ 104.19 (a) ............... 860 895
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 553 560
12,136
Financials (5.8%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 8/1/26 @ 104.13 (a) ................................ 1,482 1,395
6 .00% , 8/1/29 , Callable 8/1/26 @ 100 (a) .................................. 700 619
7 .50% , 11/6/30 , Callable 8/1/26 @ 103.75 (a) ............................... 1,288 1,221
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 2,241 2,015
Affiliated Managers Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .............. 1,073 1,062
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6 .50% , 10/1/31 , Callable 10/1/27 @ 103.25 (a) .............................. 332 331
7 .38% , 10/1/32 , Callable 10/1/27 @ 103.69 (a) .............................. 1,743 1,732
American Express Co. , 4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) ..... 750 727
Ameriprise Financial, Inc. , 5 .35% , 6/15/36 , Callable 3/15/36 @ 100 ................... 880 876
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 3,394 3,257
Aon Corp. , 6 .25% , 9/30/40 ................................................ 856 921
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 246 242
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 99 97
Apollo Global Management, Inc. , 5 .70% , 3/30/36 , Callable 12/30/35 @ 100 ............. 400 402

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arthur J. Gallagher & Co.
5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................................. $ 578 $ 574
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 754 716
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 2,156 2,163
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 569 497
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) ................................................. 1,052 1,015
Blackstone Reg Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 380 369
Block Financial LLC
3 .88% , 8/15/30 , Callable 5/15/30 @ 100 .................................. 179 170
5 .38% , 9/15/32 , Callable 7/15/32 @ 100 .................................. 2,786 2,730
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 100 102
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 1,641 1,651
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 709 694
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 588 581
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 8/1/26 @ 100 (a) ............. 621 606
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 226 229
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 2,524 2,520
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 (j) ................................ 210 212
Burford Capital Global Finance LLC
6 .25% , 4/15/28 , Callable 8/1/26 @ 100 (a) (j) ................................ 888 879
7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) (j) ............................ 1,505 1,275
Capital One Financial Corp. , 6 .18% ( SOFR + 204 bps ) , 1/30/36 , Callable 1/30/35 @ 100 (b) ... 314 322
Citadel Securities Global Holdings LLC , 5 .75% , 3/27/36 , Callable 12/27/35 @ 100 (a) ...... 537 532
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 430 462
CRC Insurance Group LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 4,710 4,693
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 3,311 3,304
ERAC USA Finance LLC , 5 .25% , 4/30/36 , Callable 1/30/36 @ 100 (a) ................. 968 965
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 500 524
Fifth Third Bancorp , 5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (b) (j) ....... 1,129 1,109
First Eagle Holdings, Inc. , 7 .25% , 8/15/32 , Callable 8/15/28 @ 103.63 (a) ............... 123 124
Fiserv, Inc. , 5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (j) ............................ 462 450
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 218 220
Ford Motor Credit Co. LLC , 5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................ 227 222
Global Payments, Inc. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 ..................... 336 326
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 8/1/26 @ 100 (a) ................................. 407 406
9 .13% , 1/31/30 , Callable 8/1/26 @ 104.56 (a) ............................... 179 187
Horseshoe Funding Trust I , 6 .06% , 2/15/36 , Callable 11/15/35 @ 100 (a) ............... 261 265
HUB International Ltd.
5 .63% , 12/1/29 , Callable 8/1/26 @ 101.41 (a) ............................... 812 807
7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) .............................. 1,112 1,132
Huntington Bancshares, Inc.
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 252 217
5 .61% ( H15T5Y + 135 bps ) , 1/28/41 , Callable 10/28/35 @ 100 (b) ................. 676 662
Intercontinental Exchange, Inc. , 2 .65% , 9/15/40 , Callable 3/15/40 @ 100 ............... 734 532
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 1,105 1,135
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 526 518
Jefferies Financial Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 ............... 324 313
JPMorgan Chase & Co.
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 1,572 1,597
4 .90% ( SOFR + 107 bps ) , 1/22/37 , Callable 1/22/36 @ 100 (b) .................... 978 953
5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (b) ...................... 993 979
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 145 142
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 298 317
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 ........................... 396 383
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 1,290 1,337

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Loews Corp. , 4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .............................. $ 496 $ 486
LPL Holdings, Inc.
5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 407 405
5 .75% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 751 751
LSEG US Fin Corp. , 5 .25% , 3/23/36 , Callable 12/23/35 @ 100 (a) .................... 775 771
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 508 507
Marsh & McLennan Cos., Inc.
4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 385 379
4 .75% , 3/15/39 , Callable 9/15/38 @ 100 .................................. 502 474
5 .40% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 556 525
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) (j) ............................. 1,466 1,450
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 55 64
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 1,150 1,014
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 8/1/26 @ 104.5 (a) .................. 1,834 1,225
Morgan Stanley
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 654 568
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 386 374
5 .07% ( SOFR + 118 bps ) , 1/30/37 , Callable 1/30/36 @ 100 (b) .................... 401 392
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 381 379
MSCI, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ............................. 896 865
MSD Investment Corp.
6 .38% , 6/12/29 , Callable 5/12/29 @ 100 (a) ................................ 350 351
6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................................. 2,527 2,467
New York Life Global Funding
1 .85% , 8/1/31 (a) ................................................... 1,325 1,151
5 .35% , 1/23/35 (a) .................................................. 2,213 2,249
New York Life Insurance Co. , 6 .75% , 11/15/39 (a) ................................ 1,702 1,882
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (b) .... 1,655 1,618
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 479 480
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 2,204 2,209
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) ............... 958 990
Prudential Financial, Inc. , 6 .25% ( H15T5Y + 178 bps ) , 6/15/56 , Callable 3/15/36 @ 100 (b) ... 750 752
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 343 334
Rocket Cos., Inc.
6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ................................ 93 95
6 .50% , 6/15/34 , Callable 6/15/29 @ 103.25 (a) .............................. 918 941
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 8,347 8,212
Santander Holdings USA, Inc.
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (j) .................. 455 479
5 .70% ( SOFR + 160 bps ) , 6/5/37 , Callable 6/5/36 @ 100 (b) ...................... 875 875
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 331 349
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 457 406
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 230 240
Sumisho Air Lease Corp. , 5 .50% , 3/24/36 , Callable 12/24/35 @ 100 (a) ................ 728 725
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 466 464
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 371 370
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 1,770 1,788
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 835 854
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... 660 632
The Charles Schwab Corp. , 4 .91% ( SOFR + 123 bps ) , 11/14/36 , Callable 11/14/35 @ 100 (b) .. 639 625
The Goldman Sachs Group, Inc.
5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) .................... 664 689
5 .06% ( SOFR + 119 bps ) , 1/21/37 , Callable 1/21/36 @ 100 (b) .................... 440 430
5 .42% ( SOFR + 131 bps ) , 6/3/37 , Callable 6/3/36 @ 100 (b) ...................... 503 505
The Northwestern Mutual Life Insurance Co. , 6 .06% , 3/30/40 (a) ..................... 734 755
The PNC Financial Services Group, Inc.
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 585 591
5 .42% ( H15T5Y + 117 bps ) , 1/25/41 , Callable 1/25/36 @ 100 (b) .................. 3,030 2,979
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 490 486
Toyota Motor Credit Corp. , 4 .80% , 1/11/36 (j) ................................... 916 897

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TPG Operating Group II LP
4 .88% , 5/15/31 , Callable 4/15/31 @ 100 .................................. $ 60 $ 59
5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,127 1,096
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (k) ...................... 8 8
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 696 677
U.S. Bancorp
5 .03% ( SOFR + 110 bps ) , 1/26/37 , Callable 1/26/36 @ 100 (b) .................... 1,106 1,091
5 .72% ( H15T5Y + 125 bps ) , 5/20/41 , Callable 5/20/36 @ 100 (b) .................. 1,225 1,232
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 788 833
Wells Fargo & Co. , 4 .96% ( SOFR + 110 bps ) , 1/23/37 , Callable 1/23/36 @ 100 (b) .......... 850 830
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 1,000 980
113,320
Health Care (1.6%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 450 441
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 501 497
Amgen, Inc. , 4 .85% , 2/19/36 , Callable 11/19/35 @ 100 ............................ 550 539
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 8/1/26 @ 101.63 (a) ............... 542 520
Baxter International, Inc. , 5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................... 381 378
Centene Corp.
4 .63% , 12/15/29 , Callable 8/1/26 @ 101.54 ................................ 50 49
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 316 276
CVS Health Corp.
4 .78% , 3/25/38 , Callable 9/25/37 @ 100 .................................. 835 783
6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ................. 65 68
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 10 9
8 .37% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 3 3
Gaia Purchaser, Inc. , 7 .63% , 7/15/33 , Callable 7/15/29 @ 103.81 (a) ................... 759 768
GE HealthCare Technologies, Inc. , 4 .95% , 12/15/35 , Callable 9/15/35 @ 100 ............ 165 161
HCA, Inc.
5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 238 236
5 .13% , 6/15/39 , Callable 12/15/38 @ 100 ................................. 1,228 1,169
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 225 215
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 455 439
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 8/1/26 @ 101.31 (a) .................. 10,192 10,132
Organon & Co./Organon Foreign Debt Co-Issuer BV
5 .13% , 4/30/31 , Callable 8/1/26 @ 102.56 (a) ............................... 3,190 3,157
7 .88% , 5/15/34 , Callable 5/15/29 @ 103.94 (a) .............................. 4,223 4,528
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 1,685 1,729
Teva Pharmaceutical Finance Co. LLC , 6 .15% , 2/1/36 ............................ 62 65
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 371 372
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 (j) ............... 340 334
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 482 462
Viatris, Inc. , 3 .85% , 6/22/40 , Callable 12/22/39 @ 100 ............................ 600 471
VSP Optical Group, Inc.
5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................................. 795 788
5 .65% , 6/1/36 , Callable 3/1/36 @ 100 (a) .................................. 1,460 1,464
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 760 760
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 735 726
31,539
Industrials (1.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 10 9
American Airlines Pass Through Trust
5 .65% , 11/11/34 .................................................... 429 423
5 .75% , 5/10/35 .................................................... 1,223 1,216
5 .25% , 11/10/38 .................................................... 734 728
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 8/1/26 @ 100 (a) 680 668
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 2,483 2,591
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 500 513
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 8/1/26 @ 101.5 (a) ................. 867 856

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Broadridge Financial Solutions, Inc. , 5 .75% , 5/15/36 , Callable 2/15/36 @ 100 ........... $ 945 $ 945
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 1,020 1,013
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 891 891
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 73 71
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 201 194
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 339 343
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 488 505
Experian Finance US, Inc. , 5 .35% , 8/24/36 , Callable 5/24/36 @ 100 (a) ................ 1,894 1,886
FedEx Freight Holding Co., Inc. , 5 .25% , 3/15/36 , Callable 12/15/35 @ 100 (a) ........... 189 184
Flowserve Corp. , 5 .70% , 5/15/36 , Callable 2/15/36 @ 100 .......................... 293 295
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 576 582
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 200 203
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 177 185
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 177 172
JetBlue Pass Through Trust , 2 .75% , 5/15/32 .................................... 146 128
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 2,245 2,265
Kennametal, Inc. , 5 .80% , 5/28/36 , Callable 2/28/36 @ 100 ......................... 469 474
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 139 139
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 132 136
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 500 506
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 376 374
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 579 445
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 (j) .......................... 2,258 2,280
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 49 52
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 221 222
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 8/1/26 @ 101.09 (a) ....... 424 414
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 448 455
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 387 374
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 652 675
Sumisho Air Lease Corp. , 8 .26% ( H15T5Y + 408 bps ) , Callable 9/15/26 @ 100 (b) (k) ....... 34 34
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 701 682
The Boeing Co.
6 .88% , 3/15/39 .................................................... 2,321 2,593
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 170 191
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 7/12/26 @ 104.31 .................... 200 208
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 879 835
United Airlines Pass Through Trust , 5 .88% , 2/15/37 .............................. 125 125
Verisk Analytics, Inc. , 5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ..................... 436 426
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,311 1,323
XPO, Inc. , 6 .25% , 6/1/28 , Callable 7/12/26 @ 101.56 (a) ........................... 100 101
29,930
Information Technology (1.7%):
Broadcom, Inc. , 4 .95% , 1/15/36 , Callable 10/15/35 @ 100 ......................... 173 170
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 731 716
Citadel Finance LLC , 5 .15% , 2/14/31 , Callable 1/14/31 @ 100 (a) .................... 443 432
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 7/12/26 @ 103.25 (a) ............. 1,453 1,410
Dell International LLC/EMC Corp. , 5 .25% , 2/15/37 , Callable 11/15/36 @ 100 ........... 1,267 1,247
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 1,077 1,043
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 184 197
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 194 206
Intel Corp. , 5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .............................. 609 606
International Business Machines Corp.
4 .95% , 2/3/36 , Callable 11/3/35 @ 100 ................................... 944 921
4 .15% , 5/15/39 .................................................... 735 640
Intuit, Inc. , 5 .50% , 6/15/36 , Callable 3/15/36 @ 100 .............................. 1,886 1,879
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 283 280
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 7/12/26 @ 100 (a) ....................... 500 488

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... $ 964 $ 887
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,318 1,925
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 956 812
Qnity Electronics, Inc.
5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) .............................. 1,270 1,278
6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) .............................. 500 509
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 7/12/26 @ 102 (a) ................... 1,973 1,958
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 831 807
Sabre Financial Borrower LLC , 11 .13% , 6/15/29 , Callable 6/15/27 @ 105.56 (a) .......... 1,000 1,055
Salesforce, Inc.
2 .70% , 7/15/41 , Callable 1/15/41 @ 100 .................................. 3,266 2,228
6 .40% , 3/15/46 , Callable 9/15/45 @ 100 .................................. 2,794 2,819
ServiceNow, Inc.
5 .40% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 968 967
6 .30% , 5/15/56 , Callable 11/15/55 @ 100 .................................. 746 759
Shift4 Payments LLC , 7/30/32 ............................................. 1,620 1,596
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 338 336
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 12 12
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 455 475
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 2,449 2,378
VeriSign, Inc. , 5 .10% , 7/15/31 , Callable 6/15/31 @ 100 ............................ 365 366
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 550 484
31,886
Materials (1.0%):
Amcor Flexibles North America, Inc. , 5 .13% , 3/12/36 , Callable 12/12/35 @ 100 .......... 878 862
Ameritex Holdco Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ....... 500 523
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 381 387
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 353 327
CRH America Finance, Inc.
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 798 781
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 405 408
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 1,124 1,086
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 542 541
FMC Corp. , 8 .00% , 6/1/31 , Callable 6/1/28 @ 104 (a) ............................. 500 520
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 5,201 3,802
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 363 363
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 (j) .................................. 783 750
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 384 384
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 215 240
Sonoco Products Co.
5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (j) .................................. 467 457
5 .75% , 11/1/40 , Callable 5/1/40 @ 100 ................................... 761 768
Southern Copper Corp. , 5 .35% , 6/24/36 , Callable 3/24/36 @ 100 ..................... 758 753
Sword Purchaser LLC , 8 .25% , 4/15/33 , Callable 4/15/29 @ 104.13 (a) ................. 44 45
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 945 965
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (j) ................................ 720 716
5 .25% , 11/15/41 , Callable 5/15/41 @ 100 .................................. 1,601 1,443
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 599 600
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 467 474
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 (j) .................................. 490 486
Westlake Corp.
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 254 252
2 .88% , 8/15/41 , Callable 2/15/41 @ 100 .................................. 996 685
18,618
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 (j) .......... 957 956
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 1 1
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260 262

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... $ 615 $ 506
CBRE Services, Inc. , 5 .25% , 6/1/36 , Callable 3/1/36 @ 100 ........................ 970 956
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 577 520
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 879 896
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 797 800
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 3/1/36 , Callable 12/1/35 @ 100 .......... 911 891
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 347 349
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 387 393
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 .................. 805 802
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,255 1,255
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211 213
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 688 688
2 .59% , 10/15/31 (a) .................................................. 500 445
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 10 10
The Howard Hughes Corp.
5 .88% , 3/1/32 , Callable 9/1/28 @ 102.94 (a) ................................ 42 42
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 68 67
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179 189
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 681 702
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 81 81
11,024
Utilities (0.8%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 311 323
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 1,300 1,298
Centerpoint Energy Restoration Bond Co. III LLC , 4 .86% , 12/15/39 .................. 1,165 1,130
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 574 570
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 27 26
Constellation Energy Generation LLC , 5 .00% , 2/1/31 , Callable 2/1/27 @ 101.67 (a) ........ 100 100
Dominion Energy, Inc.
5 .35% , 6/15/36 , Callable 3/15/36 @ 100 .................................. 880 881
7 .00% ( H15T5Y + 251 bps ) , 6/1/54 , Callable 3/3/34 @ 100 (b) .................... 708 750
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 584 610
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 388 380
Duke Energy Corp. , 3 .30% , 6/15/41 , Callable 12/15/40 @ 100 ....................... 1,459 1,111
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 165 169
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 383 337
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 475 479
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 192 194
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 356 365
NextEra Energy Capital Holdings, Inc. , 6 .00% ( H15T5Y + 184 bps ) , 10/1/56 , Callable 7/4/31 @
100 (b) ........................................................... 758 758
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 ............... 1,372 1,396
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 394 398
The AES Corp. , 5 .75% , 7/15/33 , Callable 5/15/33 @ 100 .......................... 429 432
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 815 854
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 2,369 2,454
15,015
Total Corporate Bonds (Cost $337,669)
a
a
a
335,828
Yankee Dollars (4.7%)
Communication Services (0.4%):
Altice France Lux 3/Altice Holdings 1 , 10 .00% , 1/15/33 , Callable 10/1/26 @ 101 (a) ....... 2,106 2,069
Altice France SA , 6 .50% , 4/15/32 , Callable 10/1/26 @ 101 (a) ....................... 1,854 1,792
Orange SA , 5 .00% , 1/13/36 , Callable 10/13/35 @ 100 (a) ........................... 489 477
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 873 813
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 1,473 1,612
TELUS Corp. , 6 .37% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 50 50
6,813

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (0.8%):
Carnival Corp. Ltd.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... $ 1,451 $ 1,504
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) (j) ............................ 653 661
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 25 23
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 655 635
Global Auto Holdings Ltd./AAG FH UK Ltd. , 11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (a) 500 520
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 3,688 3,679
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 699 679
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 3,000 2,967
Royal Caribbean Cruises Ltd.
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 749 766
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 790 801
5 .25% , 2/27/38 , Callable 8/27/37 @ 100 .................................. 50 48
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 7/17/26 @ 100 (a) .......... 2,972 2,970
15,253
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 381 376
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 54 54
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 559 572
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 2,374 2,036
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,246 1,258
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .63% , 3/10/37 , Callable 12/10/36 @ 100 (a) ............................... 588 584
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 .................................... 291 285
5,165
Energy (0.3%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 523 513
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 709 748
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 100 103
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 18 18
Saudi Arabian Oil Co. , 5 .00% , 2/2/36 , Callable 11/2/35 @ 100 (a) .................... 2,375 2,321
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 2,213 2,315
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 100 106
6,124
Financials (2.2%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 300 313
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 1,656 1,675
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) (j) .......... 5,284 5,134
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 299 301
Avilease Capital Ltd. , 5 .50% , 6/30/31 , Callable 5/30/31 @ 100 (a) .................... 741 745
Azorra Finance Ltd. , 6 .25% , 2/15/34 , Callable 2/15/29 @ 103.13 (a) ................... 1,440 1,395
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 167 170
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 998 895
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 550 516
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 294 304
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 116 126
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 288 307
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) ......... 520 534
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 205 214
Brookfield Asset Management Ltd.
5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,133 1,105
6 .08% , 9/15/55 , Callable 3/15/55 @ 100 .................................. 31 31
CI Financial Corp.
7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ................................ 743 778
3 .20% , 12/17/30 , Callable 9/17/30 @ 100 ................................. 2,126 1,922
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 50 52

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 8/1/26 @ 103.19 (a) ............................... $ 1,238 $ 1,257
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 2,715 2,705
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 8/1/26 @ 103.44 (a) ............................... 500 512
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 200 201
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. 1,220 1,182
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 5,305 4,776
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 488 516
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 8/1/26 @ 104.25 (a) ............................... 2,709 2,767
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (j) ............................ 2,329 2,169
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 1,115 1,142
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 227 232
Nationwide Building Society , 5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) 860 866
Pelagos Insurance Capital Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 100 105
Royal Bank of Canada , 5 .15% , 2/1/34 , MTN ................................... 447 456
Societe Generale SA
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 687 677
5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (a) (b) (j) ................ 1,069 1,048
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250 189
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 255 253
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 1,421 1,396
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,259 1,263
UBS Group AG
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .................. 846 824
5 .20% ( SOFR + 134 bps ) , 8/10/37 , Callable 8/10/36 @ 100 (a) (b) .................. 725 714
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 400 357
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 368 384
42,508
Health Care (0.1%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 2,199 2,226
Industrials (0.1%):
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 500 495
Avianca Midco 2 PLC , 9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) ................. 321 316
Bombardier, Inc. , 5 .88% , 1/15/35 , Callable 7/15/29 @ 102.94 (a) ..................... 41 41
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 1 1
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................. 555 576
LG Energy Solution Ltd. , 5 .88% , 4/2/36 (a) ..................................... 456 460
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 8/1/26
@ 102.38 (a) (j) ..................................................... 1,013 1,026
2,915
Information Technology (0.4%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 7,432 7,598
Seagate Data Storage Technology Pte Ltd. , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ... 250 262
7,860
Materials (0.1%):
Cemex SAB de CV , 5 .75% , 6/5/36 , Callable 3/5/36 @ 100 ......................... 875 871
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 588 595
1,466
Real Estate (0.0%):(g)
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 555 491
Total Yankee Dollars (Cost $91,145)
a
a
a
90,821

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (3.5%)
Arizona (0.0%):(g)
Arizona Board of Regents Revenue , Series B , 4 .81% , 7/1/35 ........................ $ 545 $ 542
California (0.0%):(g)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 110 111
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 600 610
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 310 313
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 125 124
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 460 469
Series O-1 , 5 .52% , 11/1/42 , Continuously Callable @100 ...................... 2,000 1,998
3,514
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue
Series A-2 , 5 .49% , 5/15/41 , Continuously Callable @100 ...................... 1,000 1,004
Series C-2 , 5 .81% , 11/15/39 , Continuously Callable @100 ..................... 320 330
1,334
Delaware (0.1%):
Delaware State Housing Authority Revenue , Series D , 5 .65% , 7/1/40 , Continuously Callable
@100 ........................................................... 2,000 2,024
Florida (0.2%):
County of Miami-Dade Aviation Revenue , Series C , 5 .55% , 10/1/43 , Continuously Callable
@100 ........................................................... 750 757
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 290 294
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 190 196
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 45 44
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 3,430 3,561
4,852
Georgia (0.1%):
City of Atlanta GA Airport Customer Facility Charge Revenue , Series A , 5 .43% , 7/1/40 ,
Continuously Callable @100 ........................................... 1,650 1,665
Hawaii (0.0%):(g)
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 340 339
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 310 303
642
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 445 450
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 330 326
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 740 757
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,390 1,394
2,927
Illinois (0.1%):
City of Chicago, GO
Series A , 6 .33% , 1/1/33 .............................................. 440 443
Series D , 5 .90% , 1/1/32 .............................................. 305 303
Series G , 6 .25% , 1/1/35 .............................................. 250 248
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 65 65
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 345 345
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 250 248
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 175 175
1,827
Indiana (0.1%):
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 355 355

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C-2 , 5 .56% , 7/1/40 , Continuously Callable @100 ....................... $ 960 $ 963
1,318
Iowa (0.1%):
Iowa Finance Authority Revenue
Series D , 5 .64% , 7/1/37 , Continuously Callable @100 ........................ 500 509
Series H , 5 .38% , 7/1/39 , Continuously Callable @100 ........................ 1,000 991
1,500
Louisiana (0.0%):(g)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 (j) ............................................. 906 864
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 48 49
913
Maryland (0.1%):
Maryland Department of Housing & Community Development Revenue , Series D , 5 .96% ,
9/1/40 , Continuously Callable @100 ..................................... 1,000 1,026
Maryland Economic Development Corp. Revenue , 5 .07% , 11/30/34 ................... 65 66
1,092
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue , Series B , 7 .38% , 10/1/35 ......... 335 344
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 1,865 1,920
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 150 142
2,406
Michigan (0.0%):(g)
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 380 369
Minnesota (0.1%):
Minnesota Housing Finance Agency Revenue
Series B , 5 .50% , 7/1/41 , Continuously Callable @100 ......................... 900 899
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 90 91
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 160 164
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 340 344
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 325 328
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 470 458
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 420 421
2,705
Montana (0.0%):(g)
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250 223
Nebraska (0.0%):(g)
Nebraska Investment Finance Authority Revenue
Series B , 5 .49% , 9/1/41 , Continuously Callable @100 ......................... 750 741
Series H , 5 .77% , 3/1/43 , Continuously Callable @100 ........................ 190 191
932
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 700 678
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 255 266
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 170 166
1,110
New Hampshire (0.0%):(g)
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 310 312
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 30 31
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 40 42
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 1,465 1,497
1,570

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York (0.3%):
City of New York, GO
Series E-1 , 5 .16% , 10/1/40 , Continuously Callable @100 ...................... $ 3,000 $ 2,926
Series H-1 , 5 .48% , 2/1/40 , Continuously Callable @100 ....................... 1,110 1,119
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250 246
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 265 273
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 225 230
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 225 227
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,460 1,495
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 260 262
6,778
North Carolina (0.2%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 790 808
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 130 129
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 325 318
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 200 190
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 2,785 2,829
4,274
North Dakota (0.1%):
North Dakota Housing Finance Agency Revenue , Series B , 6 .01% , 7/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,034
Ohio (0.0%):(g)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 65 67
Oregon (0.1%):
Oregon State Lottery Revenue , Series B , 5 .19% , 4/1/40 , Continuously Callable @100 ...... 735 735
State of Oregon Housing & Community Services Department Revenue , Series A , 5 .54% ,
7/1/41 , Continuously Callable @100 ..................................... 1,100 1,098
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 190 196
2,029
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 305 314
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 255 264
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 195 198
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 65 65
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 155 156
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 2,230 2,289
3,286
Rhode Island (0.0%):(g)
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 200 203
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 330 333
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 275 261
797
South Carolina (0.1%):
Charleston County Airport District Revenue
Series C , 4 .58% , 7/1/33 .............................................. 750 744
Series C , 4 .63% , 7/1/34 .............................................. 730 722
County of Charleston Revenue , 1 .92% , 12/1/29 ................................. 250 230
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 15 15
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 20 20
1,731
South Dakota (0.0%):(g)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 768 779

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... $ 75 $ 78
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 740 742
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 190 192
1,012
Texas (0.2%):
City of Houston Hotel Occupancy Tax & Special Revenue , Series B , 5 .12% , 9/1/41 ,
Continuously Callable @100 ........................................... 250 243
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 160 157
San Antonio Education Facilities Corp. Revenue , 3 .15% , 4/1/37 , Continuously Callable @100 460 347
State of Texas, GO
5 .31% , 10/1/40 , Continuously Callable @100 ............................... 1,500 1,529
5 .36% , 10/1/41 , Continuously Callable @100 ............................... 395 401
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 65 66
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 65 65
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 150 147
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 25 25
2,980
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 85 85
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 265 265
Series F , 5 .94% , 7/1/40 , Continuously Callable @100 ......................... 1,210 1,244
1,594
Virginia (0.3%):
Norfolk Airport Authority Revenue , Series A , 5 .42% , 7/1/41 , Continuously Callable @100 .. 1,000 1,002
Virginia Housing Development Authority Revenue
Series A , 5 .54% , 7/1/41 , Continuously Callable @100 ......................... 1,500 1,529
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 320 323
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 1,230 1,232
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 300 295
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 480 481
Series F , 5 .34% , 7/1/40 , Continuously Callable @100 ......................... 1,545 1,519
6,381
Washington (0.0%):(g)
Port of Seattle Revenue , Series C , 4 .45% , 9/1/32 ................................. 750 741
West Virginia (0.0%):(g)
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 115 117
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 130 132
249
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
Series B , 5 .87% , 9/1/40 , Continuously Callable @100 ......................... 665 684
Series B , 5 .44% , 9/1/41 , Continuously Callable @100 ......................... 525 524
1,208
Total Municipal Bonds (Cost $68,433)
a
a
a
68,828
U.S. Government Agency Mortgages (27.6%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (b) (k) .................................. 624 624
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 309 261
2 .20% , 9/2/36 ..................................................... 795 631
5 .60% , 8/5/39 ..................................................... 333 326
1,218
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 402 359
5 .50% , 8/1/38 - 6/1/56 ............................................... 25,335 25,518

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 2/1/40 - 12/1/55 .............................................. $ 24,897 $ 24,637
3 .00% , 4/1/40 - 5/1/52 ............................................... 1,476 1,296
5 .10% , 7/1/40 ..................................................... 427 434
2 .50% , 5/1/42 ..................................................... 1,170 1,033
4 .50% , 11/1/42 - 12/1/55 .............................................. 109,140 105,536
4 .00% , 1/1/43 - 12/1/54 .............................................. 25,631 24,068
3 .50% , 2/1/52 - 12/1/52 .............................................. 13,291 12,087
6 .00% , 8/1/53 - 3/1/55 ............................................... 3,131 3,206
198,174
Federal National Mortgage Association
2 .13% , 1/1/34 ..................................................... 499 426
4 .46% , 4/1/35 ..................................................... 1,230 1,211
1 .50% , 3/1/37 ..................................................... 682 609
5 .00% , 12/1/37 - 6/1/56 .............................................. 112,022 110,641
4 .00% , 4/1/38 - 2/1/55 ............................................... 33,571 31,510
4 .50% , 11/1/40 - 1/1/56 .............................................. 41,206 39,902
3 .50% , 12/1/42 - 12/1/53 ............................................. 15,494 14,129
5 .50% , 12/1/44 - 7/1/56 .............................................. 72,558 73,148
2 .50% , 10/1/50 - 7/1/52 .............................................. 845 710
6 .00% , 7/1/52 - 11/1/54 .............................................. 2,510 2,575
274,861
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 5,972 5,923
3 .00% , 6/20/50 - 12/20/53 ............................................. 31,120 27,641
2 .50% , 1/20/51 - 9/20/53 ............................................. 9,748 8,320
3 .50% , 2/20/52 - 2/20/54 ............................................. 2,681 2,441
4 .00% , 6/20/52 - 5/20/53 ............................................. 2,717 2,557
4 .50% , 8/20/52 - 3/20/56 ............................................. 10,119 9,713
5 .50% , 4/20/53 - 2/20/54 ............................................. 2,719 2,756
6 .00% , 9/20/53 - 10/20/53 ............................................. 611 630
5 .50% , 1/20/54 .................................................... 206 209
7 .50% , 10/20/54 .................................................... 177 181
60,371
Total U.S. Government Agency Mortgages (Cost $538,748)
a
a
a
535,248
U.S. Treasury Obligations (18.9%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 20,424 20,666
5 .00% , 5/15/37 .................................................... 34,173 35,860
4 .38% , 11/15/39 .................................................... 44,461 43,176
1 .38% , 11/15/40 .................................................... 2,500 1,616
4 .75% , 2/15/41 .................................................... 10,000 10,002
1 .75% , 8/15/41 .................................................... 10,650 7,139
3 .38% , 8/15/42 .................................................... 2,275 1,899
3 .88% , 5/15/43 .................................................... 796 704
4 .38% , 8/15/43 .................................................... 6,174 5,807
4 .63% , 11/15/44 .................................................... 2,450 2,362
4 .75% , 2/15/45 .................................................... 8,712 8,524
5 .00% , 5/15/45 .................................................... 1,500 1,513
4 .88% , 8/15/45 .................................................... 11,622 11,537
4 .63% , 11/15/45 .................................................... 17,000 16,333
4 .63% , 2/15/46 .................................................... 16,659 15,995
1 .25% , 5/15/50 .................................................... 465 221
2 .00% , 8/15/51 .................................................... 4,250 2,421
3 .63% , 2/15/53 .................................................... 763 610
3 .63% , 5/15/53 .................................................... 921 736
4 .13% , 8/15/53 .................................................... 5,868 5,126
4 .75% , 11/15/53 .................................................... 3,040 2,941
4 .25% , 8/15/54 .................................................... 5,078 4,535
4 .63% , 2/15/55 .................................................... 3,142 2,986
4 .75% , 5/15/55 .................................................... 3,000 2,911
4 .75% , 8/15/55 .................................................... 9,501 9,222
4 .63% , 11/15/55 .................................................... 15,601 14,845

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .75% , 2/15/56 .................................................... $ 15,351 $ 14,917
U.S. Treasury Notes
3 .38% , 9/15/28 .................................................... 100 98
3 .50% , 3/15/29 .................................................... 40 39
3 .88% , 4/15/29 .................................................... 2,352 2,334
4 .00% , 5/31/30 .................................................... 250 248
3 .63% , 9/30/30 .................................................... 100 98
3 .88% , 3/31/31 .................................................... 132 130
3 .88% , 4/30/31 .................................................... 1,889 1,862
4 .63% , 5/31/31 .................................................... 100 102
4 .13% , 5/31/32 .................................................... 250 248
3 .88% , 8/31/32 .................................................... 200 196
3 .88% , 9/30/32 .................................................... 197 193
4 .13% , 11/15/32 .................................................... 77 76
4 .25% , 3/31/33 .................................................... 10,745 10,713
4 .13% , 4/30/33 .................................................... 12,688 12,551
3 .38% , 5/15/33 .................................................... 29,415 27,783
4 .63% , 2/15/35 .................................................... 4,411 4,481
4 .25% , 5/15/35 .................................................... 19,810 19,578
4 .25% , 8/15/35 .................................................... 17,737 17,513
4 .13% , 2/15/36 .................................................... 24,172 23,590
Total U.S. Treasury Obligations (Cost $371,777)
a
a
a
366,437
Shares
Short-Term Investments (1.0%)^
Collateral for Securities Loaned (1.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (l) ........ 4,974,842 4,974
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (l) ............ 4,974,842 4,975
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (l) ................ 4,974,842 4,975
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (l) . 4,974,842 4,975
19,899
Total Short-Term Investments (Cost $19,899)
a
a
a
19,899
Total Investments (Cost $1,981,157) — 101.4% 1,968,214
Liabilities in excess of other assets —  (1.4)% (27,627)
NET ASSETS - 100.00% $ 1,940,587
At June 30, 2026, the Fund's investments in foreign securities were 7.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$679,311 (thousands) and amounted to 35.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Rounds to less than $1 thousand.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Amount represents less than 0.05% of net assets.
(h) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2026, the Fund held unfunded or partially unfunded loan commitments of $675 (thousands), which included $(5)
(thousands) unrealized loss.
(i) Up to 6.75% of the coupon may be PIK.
(j) All or a portion of this security is on loan.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) Rate disclosed is the daily yield on June 30, 2026.

Victory Portfolios II
VictoryShares Core Plus Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 360 9/21/26 $ 39,289 $ 39,561 $ 272
30-Year U.S. Treasury Bond Futures ..... 200 9/21/26 22,069 22,700 631
5-Year U.S. Treasury Note Futures ....... 140 9/30/26 14,958 14,986 28
$ 931
Total unrealized appreciation $ 931
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 931

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Corporate Bond ETF
84
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (76.9%)
Communication Services (4.9%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100(a) ............................. $ 2,000 $ 1,430
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750 672
Comcast Corp.
5.30%, 6/1/34, Callable 3/1/34 @ 100 .................................... 300 301
2.89%, 11/1/51, Callable 5/1/51 @ 100(b) ................................. 1,000 563
Meta Platforms, Inc.
5.50%, 11/15/45, Callable 5/15/45 @ 100 .................................. 150 139
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 320 320
Omnicom Group, Inc., 4.20%, 3/2/29, Callable 2/2/29 @ 100 ....................... 300 296
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445 433
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 300 288
4.38%, 3/15/43 .................................................... 190 123
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 550 499
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500 439
5.70%, 1/15/56, Callable 7/15/55 @ 100 .................................. 440 417
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 750 659
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 1,000 612
6.20% (H15T5Y+204bps), 5/14/56, Callable 2/14/36 @ 100(c) .................. 300 303
7,494
Consumer Discretionary (4.4%):
Amazon.com, Inc., 5.65%, 3/13/46, Callable 9/13/45 @ 100 ........................ 250 247
AutoNation, Inc.
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 500 466
5.89%, 3/15/35, Callable 12/15/34 @ 100 ................................. 210 214
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100(a) .............. 300 305
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b) ................................................. 350 331
5.38%, 6/25/34, Callable 3/25/34 @ 100(b) ................................ 200 201
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 200 202
5.95%, 4/4/34, Callable 1/4/34 @ 100 .................................... 300 311
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 175 181
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 167 146
Hasbro, Inc., 4.65%, 3/12/31, Callable 2/12/31 @ 100 ............................. 152 150
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 8/1/26 @ 100(b) ........................ 250 239
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,000 714
Marriott International, Inc., 5.25%, 10/15/35, Callable 7/15/35 @ 100 ................. 150 150
Mattel, Inc.
3.75%, 4/1/29, Callable 7/12/26 @ 100(b) ................................. 320 310
5.00%, 11/17/30, Callable 10/17/30 @ 100 ................................. 54 54
Mobility Global, Inc.
5.05%, 6/15/29, Callable 5/15/29 @ 100(b) ................................ 200 200
6.05%, 6/15/36, Callable 3/15/36 @ 100(b) ................................ 200 202
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(b) .......................... 750 678
Stellantis Finance US, Inc., 6.45%, 3/18/35, Callable 12/18/34 @ 100(a)(b) ............. 200 197
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 260 262
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600 340
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(b) .................................. 250 247
5.80%, 3/27/35, Callable 12/27/34 @ 100(b) ............................... 275 278
6,625
Consumer Staples (4.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 8/1/26 @ 102.44(b) ........................................... 250 242

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. $ 300 $ 274
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 200 216
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(b) ................. 400 399
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500 456
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250 221
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 7/16/26 @ 103.31(a)(b) ............................ 190 190
5.60%, 1/15/31, Callable 12/15/30 @ 100(b) ............................... 47 46
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 250 253
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 250 245
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 325 261
Maple Parent Holdings Corp.
4.75%, 3/26/29, Callable 2/26/29 @ 100(b) ................................ 150 150
5.70%, 3/26/36, Callable 12/26/35 @ 100(a)(b) ............................. 340 344
6.63%, 3/26/56, Callable 9/26/55 @ 100(b) ................................ 200 210
Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @ 100(b) ............................. 275 271
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500 441
Molson Coors Beverage Co., 5.50%, 7/8/36, Callable 4/8/36 @ 100 ................... 170 171
Sysco Corp.
5.40%, 3/23/35, Callable 12/23/34 @ 100 ................................. 100 100
4.95%, 3/25/36, Callable 12/25/35 @ 100 ................................. 211 203
The Campbell's Company, 5.40%, 3/21/34, Callable 12/21/33 @ 100(a) ................ 500 493
The J.M. Smucker Co.
6.50%, 11/15/43, Callable 5/15/43 @ 100 .................................. 225 242
6.50%, 11/15/53, Callable 5/15/53 @ 100(a) ................................ 225 245
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 350 328
6,001
Energy (5.4%):
Academy Ltd., 5.88%, 5/15/31, Callable 5/15/28 @ 102.94(b) ....................... 250 250
APA Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 .............................. 250 187
Boardwalk Pipelines LP, 5.38%, 2/15/36, Callable 11/15/35 @ 100 ................... 235 234
Cheniere Energy, Inc.
4.63%, 10/15/28, Callable 7/12/26 @ 100 ................................. 120 120
5.20%, 7/30/36, Callable 1/30/36 @ 100(b) ................................ 245 241
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53, Callable 5/15/53 @ 100(b) ...... 200 213
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250 242
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 450 447
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250 241
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(b) .................... 300 307
Eastern Energy Gas Holdings LLC
5.80%, 1/15/35, Callable 10/15/34 @ 100 ................................. 225 233
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 275 263
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(d) ...................... 250 250
5.35%, 1/15/36, Callable 10/15/35 @ 100 ................................. 164 163
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 200 182
Enterprise Products Operating LLC, 5.55%, 2/16/55, Callable 8/15/54 @ 100 ............ 350 339
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35, Callable 4/23/35 @ 100(b) ......... 260 264
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100 .................... 260 255
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 250 259
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500 415
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400 319
ONEOK, Inc.
5.05%, 11/1/34, Callable 8/1/34 @ 100 ................................... 260 254
6.25%, 10/15/55, Callable 4/15/55 @ 100 ................................. 250 251
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250 268
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(b) .......... 250 255
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(b) .......................... 250 218

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. $ 300 $ 288
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150 153
5.60%, 1/15/36, Callable 10/15/35 @ 100 ................................. 200 201
Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35, Callable 6/16/35 @ 100(b) ........ 200 203
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 125 126
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
7/12/26 @ 101.83 .................................................. 250 252
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350 304
8,197
Financials (23.9%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(b) .................. 220 215
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 278 286
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(c) .................... 200 203
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 500 497
4.80% (SOFR+124bps), 10/24/36, Callable 10/24/35 @ 100(c) .................. 420 407
American Honda Finance Corp., 5.20%, 4/8/33 .................................. 300 300
American National Global Funding, 5.55%, 1/28/30(b) ............................ 162 164
Ameriprise Financial, Inc., 5.35%, 6/15/36, Callable 3/15/36 @ 100 ................... 240 239
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(b) .................. 500 441
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(b) .................... 250 249
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 300 306
Ares Capital Corp., 5.25%, 4/12/31, Callable 3/12/31 @ 100 ........................ 200 194
Arthur J. Gallagher & Co., 5.15%, 2/15/35, Callable 11/15/34 @ 100 .................. 250 248
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250 219
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(b) .............. 250 260
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(a)(c)(d) .................... 500 497
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(c) ................ 1,250 1,229
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(c) .................... 1,500 1,359
Blackstone Private Credit Fund, 5.35%, 3/12/31, Callable 2/12/31 @ 100 ............... 200 192
Block Financial LLC, 3.88%, 8/15/30, Callable 5/15/30 @ 100 ...................... 200 190
Blue Owl Credit Income Corp.
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 175 174
5.80%, 3/15/30, Callable 2/15/30 @ 100 .................................. 200 195
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 ..................... 250 220
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(b) .................... 250 233
Brown & Brown, Inc.
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 300 304
5.55%, 6/23/35, Callable 3/23/35 @ 100 .................................. 84 84
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 500 514
Citizens Financial Group, Inc.
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(c) ...................... 225 227
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(c) .................. 91 90
CNO Global Funding, 4.70%, 12/11/30(b) ..................................... 300 295
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500 499
Enstar Finance LLC, 5.50% (H15T5Y+401bps), 1/15/42, Callable 1/15/27 @ 100(c) ....... 243 242
F&G Global Funding, 2.00%, 9/20/28(b) ...................................... 250 233
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(b) ................ 750 743
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 128 127
Fifth Third Bancorp, 5.14% (SOFR+124bps), 1/29/37, Callable 1/29/36 @ 100(a)(c) ....... 500 491
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750 652
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 250 254
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(c) ........... 50 51
First-Citizens Bank & Trust Co., 5.10% (SOFR+115bps), 7/13/29, Callable 7/13/28 @ 100(c) 300 300
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 250 253
5.25%, 8/11/35, Callable 5/11/35 @ 100(a) ................................ 250 244

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Credit Co. LLC
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. $ 250 $ 257
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 300 298
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 285 279
Gabx Leasing LLC, 5.30%, 4/15/36, Callable 1/15/36 @ 100(b) ...................... 250 248
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(b) ................... 250 224
Global Payments, Inc.
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 250 249
5.40%, 3/15/33, Callable 1/15/33 @ 100 .................................. 200 196
5.55%, 11/15/35, Callable 8/15/35 @ 100 .................................. 150 145
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 115 119
Golub Capital Private Credit Fund, 5.60%, 4/15/31, Callable 3/15/31 @ 100(b) ........... 200 192
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(b) ............ 150 146
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 250 250
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 500 431
Hyundai Capital America, Inc., 5.30%, 1/8/29, Callable 12/8/28 @ 100(b) .............. 300 303
JPMorgan Chase & Co.
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 250 247
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 250 233
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 530 467
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(c) .................... 720 728
5.58% (SOFR+164bps), 7/23/36, Callable 7/23/35 @ 100(c) .................... 285 290
4.81% (SOFR+119bps), 10/22/36, Callable 10/22/35 @ 100(c) .................. 200 194
3.16% (TSFR3M+146bps), 4/22/42, Callable 4/22/41 @ 100(c) .................. 500 380
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(c) .................... 1,000 692
Keybank National Association, 3.90%, 4/13/29 .................................. 500 488
KeyCorp, 5.31% (SOFR+137bps), 1/28/37, Callable 1/28/36 @ 100(c) ................. 250 246
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 300 294
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 215 215
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 250 248
Marsh & McLennan Cos., Inc.
4.95%, 3/15/36, Callable 12/15/35 @ 100 ................................. 137 135
5.40%, 3/15/55, Callable 9/15/54 @ 100 .................................. 325 307
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(b) ...... 400 396
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500 420
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 250 217
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 250 251
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 550 477
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100(c) .................... 1,000 622
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100(a) ............................. 240 235
MSD Investment Corp.
6.38%, 6/12/29, Callable 5/12/29 @ 100(b) ................................ 48 48
6.13%, 2/5/31, Callable 1/5/31 @ 100(b) .................................. 100 98
New York Life Global Funding, 1.85%, 8/1/31(b) ................................ 500 434
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b) ............................ 250 251
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500 535
Old Republic International Corp., 5.70%, 6/1/36, Callable 3/1/36 @ 100 ................ 300 301
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 250 225
Protective Life Global Funding, 5.47%, 12/8/28(b) ............................... 300 305
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 500 379
6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(c) .................. 245 246
Regions Bank, 6.45%, 6/26/37 ............................................. 500 532
Rocket Cos., Inc., 6.50%, 6/15/34, Callable 6/15/29 @ 103.25(b) ..................... 256 263
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) . 250 258
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 250 264
Stellantis Financial Services US Corp., 5.40%, 6/15/29, Callable 5/15/29 @ 100(b) ........ 250 249
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250 222
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(c) ...... 200 204
The Allstate Corp., 6.85% (TSFR3M+320bps), 8/15/53, Callable 8/1/26 @ 100(c) ......... 500 501

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Bank of New York Mellon Corp., 5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @
100(c) ........................................................... $ 227 $ 232
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .... 150 157
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250 257
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 1,000 931
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 250 258
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 225 222
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(d) ...................... 500 498
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 1,000 949
U.S. Bancorp
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 250 255
5.72% (H15T5Y+125bps), 5/20/41, Callable 5/20/36 @ 100(c) .................. 425 428
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 250 176
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500 488
Wells Fargo & Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(c) . 250 235
Willis North America, Inc., 5.15%, 3/15/36, Callable 12/15/35 @ 100 ................. 143 140
Zions Bancorp NA, 4.48% (SOFR+106bps), 2/9/29, Callable 2/9/28 @ 100(c) ........... 350 347
36,127
Health Care (5.8%):
180 Medical, Inc., 5.30%, 10/8/35, Callable 7/8/35 @ 100(b) ........................ 99 97
AbbVie, Inc.
4.25%, 11/21/49, Callable 5/21/49 @ 100 .................................. 500 408
5.55%, 3/15/56, Callable 9/15/55 @ 100 .................................. 300 295
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500 471
4.85%, 2/19/36, Callable 11/19/35 @ 100 .................................. 300 294
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 250 196
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100(b) ................................. 250 209
5.65%, 12/15/35, Callable 9/15/35 @ 100 ................................. 186 184
3.50%, 8/15/46, Callable 2/15/46 @ 100 .................................. 535 364
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250 248
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 148 157
4.55%, 2/20/48, Callable 8/20/47 @ 100 .................................. 300 257
2.55%, 11/13/50, Callable 5/13/50 @ 100 .................................. 500 295
Centene Corp., 4.63%, 12/15/29, Callable 8/1/26 @ 101.54 ......................... 250 244
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 500 462
8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .................. 120 120
Elevance Health, Inc.
5.15%, 6/15/29, Callable 5/15/29 @ 100 .................................. 300 304
4.55%, 5/15/52, Callable 11/15/51 @ 100 .................................. 250 206
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 100 102
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 94 80
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 500 449
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(b) ........................................................... 300 290
Humana, Inc.
5.38%, 4/15/31, Callable 2/15/31 @ 100 .................................. 170 172
5.55%, 5/1/35, Callable 2/1/35 @ 100 .................................... 250 250
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100 .............. 400 243
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500 450
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 30 31
5.45%, 3/13/31, Callable 1/13/31 @ 100 .................................. 75 77
5.60%, 3/23/34, Callable 12/23/33 @ 100 ................................. 75 77
5.90%, 4/30/54, Callable 10/30/53 @ 100 ................................. 74 73

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Cigna Group
3.40%, 3/1/27, Callable 12/1/26 @ 100 ................................... $ 500 $ 497
5.25%, 1/15/36, Callable 10/15/35 @ 100 ................................. 225 225
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100(b) ............................... 191 167
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 150 144
VSP Optical Group, Inc.
5.45%, 12/1/35, Callable 9/1/35 @ 100(b) ................................. 81 80
5.65%, 6/1/36, Callable 3/1/36 @ 100(b) .................................. 185 185
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100(a) ........................... 400 395
8,798
Industrials (6.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 500 448
American Airlines Pass Through Trust, 3.58%, 1/15/28 ............................ 200 197
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(b) .................... 500 511
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100 ........... 213 213
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500 394
Carlisle Cos., Inc., 5.55%, 9/15/40, Callable 6/15/40 @ 100 ......................... 55 55
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 400 321
Delta Air Lines, Inc., 5.25%, 7/10/30, Callable 6/10/30 @ 100 ....................... 150 152
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b) ......................... 208 208
Experian Finance US, Inc., 5.35%, 8/24/36, Callable 5/24/36 @ 100(b) ................ 300 299
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 250 202
FedEx Freight Holding Co., Inc.
4.30%, 3/15/29, Callable 2/15/29 @ 100(b) ................................ 200 197
5.25%, 3/15/36, Callable 12/15/35 @ 100(b) ............................... 200 195
Flowserve Corp., 5.70%, 5/15/36, Callable 2/15/36 @ 100 .......................... 71 71
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750 665
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250 253
Kennametal, Inc., 5.80%, 5/28/36, Callable 2/28/36 @ 100 ......................... 142 144
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 214 220
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500 384
Owens Corning, 5.95%, 6/15/54, Callable 12/15/53 @ 100(a) ....................... 300 305
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 3/30/29, Callable 2/28/29 @ 100(b) ................................ 100 101
6.20%, 6/15/30, Callable 4/15/30 @ 100(b) ................................ 250 261
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 300 279
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 182 193
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 250 205
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... 500 495
Southwest Airlines Co., 5.25%, 11/15/35, Callable 8/15/35 @ 100 .................... 550 532
Sumisho Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 .................. 250 223
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500 476
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 300 296
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 500 475
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 258 263
Verisk Analytics, Inc.
5.25%, 6/5/34, Callable 3/5/34 @ 100 .................................... 300 299
5.13%, 3/15/36, Callable 12/15/35 @ 100 ................................. 250 244
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(b) ......................... 157 158
9,934
Information Technology (5.6%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 450 394
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 .................................. 1,000 868
4.95%, 1/15/36, Callable 10/15/35 @ 100 ................................. 231 227
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100 ................................... 150 146
5.10%, 2/15/36, Callable 11/15/35 @ 100 .................................. 283 279
3.38%, 12/15/41, Callable 6/15/41 @ 100(b) ............................... 500 381

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hewlett Packard Enterprise Co.
5.25%, 4/1/33, Callable 2/1/33 @ 100 .................................... $ 250 $ 251
5.00%, 10/15/34, Callable 7/15/34 @ 100 ................................. 215 211
Intel Corp., 4.25%, 12/15/42 ............................................... 244 201
International Business Machines Corp.
4.95%, 2/3/36, Callable 11/3/35 @ 100 ................................... 500 488
4.00%, 6/20/42 .................................................... 340 278
Intuit, Inc., 4.95%, 6/15/31, Callable 5/15/31 @ 100 .............................. 206 206
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500 459
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 200 198
Leidos, Inc.
4.10%, 3/15/29, Callable 2/15/29 @ 100 .................................. 300 295
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 250 257
5.50%, 3/15/35, Callable 12/15/34 @ 100 ................................. 150 151
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 150 144
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250 149
Motorola Solutions, Inc., 5.55%, 8/15/35, Callable 5/15/35 @ 100 .................... 240 244
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 320 266
5.88%, 9/26/45, Callable 3/26/45 @ 100 .................................. 300 263
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650 395
Salesforce, Inc.
5.55%, 3/15/36, Callable 12/15/35 @ 100 ................................. 150 150
6.40%, 3/15/46, Callable 9/15/45 @ 100 .................................. 200 202
ServiceNow, Inc.
5.40%, 5/15/36, Callable 2/15/36 @ 100 .................................. 109 109
6.30%, 5/15/56, Callable 11/15/55 @ 100 .................................. 150 153
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 245 244
TD SYNNEX Corp., 5.30%, 10/10/35, Callable 7/10/35 @ 100 ...................... 240 236
VeriSign, Inc., 5.10%, 7/15/31, Callable 6/15/31 @ 100 ............................ 102 102
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500 486
8,433
Materials (3.6%):
Amcor Flexibles North America, Inc.
2.69%, 5/25/31, Callable 2/25/31 @ 100 .................................. 227 206
5.13%, 3/12/36, Callable 12/12/35 @ 100 ................................. 95 93
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588 544
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 250 218
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(b) ................... 500 499
CRH America Finance, Inc., 5.50%, 1/9/35, Callable 10/9/34 @ 100 .................. 250 254
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250 152
Glencore Funding LLC, 5.51%, 4/1/36, Callable 1/1/36 @ 100(b) .................... 350 352
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 185 135
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500 363
Martin Marietta Materials, Inc., 5.50%, 12/1/54, Callable 6/1/54 @ 100(a) .............. 150 144
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(b) ........................... 245 242
Packaging Corp. of America
5.20%, 8/15/35, Callable 5/15/35 @ 100 .................................. 83 83
3.05%, 10/1/51, Callable 4/1/51 @ 100 ................................... 750 485
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 250 225
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 245 243
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(b) ............... 300 307
The Dow Chemical Co.
5.65%, 3/15/36, Callable 12/15/35 @ 100(a) ............................... 240 239
5.25%, 11/15/41, Callable 5/15/41 @ 100 .................................. 245 221
Vulcan Materials Co., 5.70%, 12/1/54, Callable 6/1/54 @ 100 ....................... 200 198
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 200 176
5,379

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (3.9%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. $ 500 $ 421
5.50%, 10/1/35, Callable 7/1/35 @ 100(a) ................................. 270 270
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 500 346
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500 435
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100(a) .................................. 250 224
5.50%, 6/15/35, Callable 3/15/35 @ 100 .................................. 150 151
5.25%, 6/1/36, Callable 3/1/36 @ 100 .................................... 250 246
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250 223
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250 182
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 250 223
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500 443
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117 105
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150 149
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 400 357
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500 473
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 400 325
Kimco Realty OP LLC, 4.85%, 3/1/35, Callable 12/1/34 @ 100 ...................... 350 343
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 215 210
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250 219
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100 ..... 230 229
The Northwestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(b) .. 188 194
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 100 100
5,868
Utilities (8.8%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 275 284
5.85%, 10/15/55, Callable 4/15/55 @ 100 ................................. 375 368
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 500 329
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(b) ................. 250 252
Ameren Corp.
3.50%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250 237
5.00%, 5/15/36, Callable 2/15/36 @ 100 .................................. 100 98
Ameren Illinois Co., 5.55%, 7/1/54, Callable 1/1/54 @ 100 ......................... 300 291
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 250 258
Cleco Power LLC, 5.30%, 1/15/36, Callable 10/15/35 @ 100(b) ..................... 235 233
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 300 294
Dominion Energy, Inc., 5.35%, 6/15/36, Callable 3/15/36 @ 100 ..................... 245 245
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500 365
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 100 100
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 47 49
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250 227
Duke Energy Corp., 5.80%, 6/15/54, Callable 12/15/53 @ 100 ....................... 250 244
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 700 623
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(b) ................................. 150 134
2.78%, 1/7/32, Callable 10/7/31 @ 100(b) ................................. 250 220
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500 445
Entergy Louisiana LLC
5.70%, 3/15/54, Callable 9/15/53 @ 100 .................................. 250 246
5.80%, 3/15/55, Callable 9/15/54 @ 100 .................................. 200 200
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(b) .................. 300 305
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250 168
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 500 313
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 500 508
Indiana Michigan Power Co., 5.60%, 3/15/56, Callable 9/15/55 @ 100 ................. 300 292

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... $ 500 $ 492
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500 306
National Fuel Gas Co., 5.50%, 5/15/36, Callable 2/15/36 @ 100 ..................... 300 298
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 500 441
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(b) ............ 250 250
NiSource, Inc., 5.30%, 5/18/36, Callable 2/18/36 @ 100 ........................... 365 365
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 200 197
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 100 81
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 312 258
5.80%, 6/1/54, Callable 12/1/53 @ 100 ................................... 150 147
Oncor Electric Delivery Co. LLC
3.75%, 4/1/45, Callable 10/1/44 @ 100 ................................... 500 388
5.80%, 4/1/55, Callable 10/1/54 @ 100 ................................... 220 220
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500 326
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250 256
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 300 290
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 88 88
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250 164
The AES Corp., 5.75%, 7/15/33, Callable 5/15/33 @ 100 .......................... 146 147
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500 438
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(b) .............. 250 259
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250 155
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500 440
13,334
Total Corporate Bonds (Cost $123,959)
a
a
a
116,190
Yankee Dollars (16.1%)
Communication Services (0.3%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(b) .............. 500 424
Consumer Discretionary (0.4%):
Carnival Corp., 5.13%, 5/1/29, Callable 2/1/29 @ 100(b) ........................... 192 192
Gildan Activewear, Inc., 5.40%, 10/7/35, Callable 7/7/35 @ 100(b) ................... 312 302
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 7/17/26 @ 100(b) .......... 146 146
640
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(b) ............ 250 235
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(b) ............ 300 299
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(b) ...................... 150 154
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(b) ...................... 450 386
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 182 187
5.95%, 4/20/35, Callable 1/20/35 @ 100 .................................. 200 206
6.25%, 3/1/56, Callable 9/1/55 @ 100 .................................... 300 293
1,760
Energy (1.6%):
BP Capital Markets PLC, 4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(d) ........ 250 247
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100 ............. 450 454
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 300 309
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(b) ...................... 200 204
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 500 365
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(b) ..................... 300 314
Var Energi ASA
8.00%, 11/15/32, Callable 8/15/32 @ 100(b) ............................... 250 283
6.50%, 5/22/35, Callable 2/22/35 @ 100(a)(b) .............................. 200 211
2,387
Financials (8.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 300 293
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(b)(c) ............. 200 209

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(b) .................... $ 147 $ 148
Avolon Holdings Funding Ltd., 4.20%, 4/15/29, Callable 3/15/29 @ 100(b) ............. 300 294
Bank of New Zealand, 2.87%, 1/27/32(b) ...................................... 250 227
Barclays PLC
5.33% (SOFR+191bps), 9/10/35, Callable 9/10/34 @ 100(c) .................... 200 199
4.95%, 1/10/47 .................................................... 1,000 892
BNP Paribas SA, 4.63%, 3/13/27(b) .......................................... 500 500
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(b)(c) .............. 300 312
Brookfield Asset Management Ltd., 6.08%, 9/15/55, Callable 3/15/55 @ 100 ............ 114 114
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100(a) .................. 500 454
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(b) .................................................. 144 151
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250 266
Commonwealth Bank of Australia, 2.69%, 3/11/31(b) ............................. 500 452
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(b)(c) ....... 250 260
Deutsche Bank AG
4.87% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 500 497
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) .................... 400 400
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 1,000 948
ING Groep NV, 5.42% (SOFRINDX+161bps), 3/23/37, Callable 3/23/36 @ 100(c) ........ 335 336
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(b) ....................... 250 193
Lloyds Banking Group PLC, 7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) 303 344
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(b) ................................ 355 354
6.50%, 3/26/31, Callable 1/26/31 @ 100(b) ................................ 42 44
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(b)(c) ...... 500 451
Mitsubishi UFJ Financial Group, Inc., 5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @
100(c) ........................................................... 200 205
Mizuho Financial Group, Inc.
4.78% (H15T1Y+68bps), 7/13/30, Callable 7/13/29 @ 100(c)(e) ................. 300 299
5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) .................. 293 300
NatWest Group PLC, 4.98% (H15T1Y+80bps), 6/18/32, Callable 6/18/31 @ 100(c) ....... 340 340
Societe Generale SA, 5.40% (SOFR+160bps), 4/10/37, Callable 4/10/36 @ 100(a)(b)(c) .... 350 343
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(b)(c) 500 520
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250 237
Sumitomo Mitsui Trust Group, Inc., 5.42% (SOFR+165bps), 9/11/36, Callable 9/11/35 @
100(b)(c) ......................................................... 207 203
The Bank of Nova Scotia, 5.13% (SOFR+107bps), 2/14/31, Callable 2/14/30 @ 100(c) ..... 275 278
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 500 499
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(b) .................................. 217 216
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(b)(c) .................. 500 459
5.01% (SOFR+134bps), 3/23/37, Callable 3/23/36 @ 100(b)(c) .................. 244 238
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 500 499
12,974
Health Care (1.0%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(b) ........................ 152 150
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750 524
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 475 422
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 100 101
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 400 390
1,587
Industrials (1.2%):
Aircastle Ltd., 5.95%, 2/15/29, Callable 1/15/29 @ 100(b) .......................... 300 307
Element Fleet Management Corp.
6.32%, 12/4/28, Callable 11/4/28 @ 100(b) ................................ 250 259
4.80%, 5/29/29, Callable 4/29/29 @ 100(b) ................................ 245 244
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100(b) ..................... 250 235
LG Energy Solution Ltd.
5.38%, 7/2/29(b) ................................................... 200 202
5.25%, 4/2/31(b) ................................................... 250 250

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... $ 250 $ 259
1,756
Information Technology (0.9%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(b) ................. 200 210
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/41, Callable 11/11/40 @ 100 .... 600 454
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(b) ....................... 538 550
SK Hynix, Inc., 5.50%, 1/16/29(a)(b) ......................................... 200 204
1,418
Materials (0.6%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250 275
CCL Industries, Inc., 3.25%, 10/1/26, Callable 8/1/26 @ 100(b) ...................... 250 249
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(b) ................ 200 202
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100 ............ 200 202
928
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(b) ........................................................... 504 446
Total Yankee Dollars (Cost $25,001)
a
a
a
24,320
U.S. Treasury Obligations (5.8%)
U.S. Treasury Bonds
3.88%, 5/15/43 .................................................... 1,000 884
4.50%, 2/15/44 .................................................... 800 762
3.38%, 5/15/44 .................................................... 1,100 897
3.00%, 5/15/45 .................................................... 750 570
4.88%, 8/15/45 .................................................... 920 913
3.38%, 11/15/48 .................................................... 500 391
4.00%, 11/15/52 .................................................... 200 171
4.13%, 8/15/53 .................................................... 1,350 1,179
4.25%, 8/15/54 .................................................... 1,050 938
4.75%, 8/15/55 .................................................... 900 874
U.S. Treasury Notes
3.38%, 9/15/28 .................................................... 555 546
3.75%, 12/31/28 .................................................... 400 396
4.00%, 3/31/30 .................................................... 300 298
Total U.S. Treasury Obligations (Cost $9,128)
a
a
a
8,819
Shares
Short-Term Investments (3.5%)^
Collateral for Securities Loaned (3.5%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(f) ........ 1,316,465 1,317
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(f) ............ 1,316,465 1,316
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(f) ................ 1,316,465 1,317
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(f) . 1,316,465 1,316
5,266
Total Short-Term Investments (Cost $5,266)
a
a
a
5,266
Total Investments (Cost $163,354) — 102.3% 154,595
Liabilities in excess of other assets —  (2.3)% (3,469)
NET ASSETS - 100.00% $ 151,126
At June 30, 2026, the Fund's investments in foreign securities were 16.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $32,057
(thousands) and amounted to 21.2% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(e) Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(f) Rate disclosed is the daily yield on June 30, 2026.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2026.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF
96
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (51.0%)
ABS Auto (21.2%):
Ally Bank Auto Credit-Linked Notes , Series 2025-A , Class F , 6 .94% , 6/15/33 , Callable
10/15/28 @ 100 (a) .................................................. $ 487 $ 487
Arivo Acceptance Auto Loan Receivables Trust , Series 2025-1A , Class E , 7 .30% , 10/15/32 ,
Callable 8/15/29 @ 100 (a) ............................................ 600 581
CarMax Select Receivables Trust , Series 2026-B , Class E , 7 .36% , 6/15/33 , Callable 5/15/30 @
100 (a) ........................................................... 350 353
CPS Auto Receivables Trust , Series 2024-B , Class E , 8 .36% , 11/17/31 , Callable 9/15/28 @
100 (a) ........................................................... 700 731
Exeter Automobile Receivables Trust .........................................
Series 2022-1A , Class E , 5 .02% , 10/15/29 , Callable 7/15/27 @ 100 (a) ............. 1,070 1,063
Series 2024-3A , Class E , 7 .84% , 10/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,156 1,199
Series 2024-4A , Class E , 7 .65% , 2/17/32 , Callable 5/15/29 @ 100 (a) .............. 1,480 1,527
Series 2024-5A , Class E , 7 .22% , 5/17/32 , Callable 3/15/29 @ 100 (a) .............. 1,410 1,435
Series 2025-1A , Class E , 7 .48% , 9/15/32 , Callable 5/15/29 @ 100 (a) .............. 940 963
Exeter Select Automobile Receivables Trust , Series 2025-2 , Class E , 6 .87% , 2/15/33 , Callable
4/15/29 @ 100 (a) ................................................... 500 491
GLS Auto Receivables Issuer Trust , Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable
3/15/27 @ 100 (a) ................................................... 890 889
Huntington Bank Auto Credit-Linked Notes , Series 2025-2 , Class D , 6 .86%
( SOFR30A + 325 bps ) , 9/20/33 , Callable 4/20/29 @ 100 (a) (b) .................... 360 350
Merchants Fleet Funding LLC , Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 3/20/29 @
100 (a) ........................................................... 1,000 1,015
Tricolor Auto Securitization Trust , Series 2025-1A , Class E , 4/15/32 , Callable 5/15/28 @
100 (a) (c) ......................................................... 400 12
Veros Auto Receivables Trust , Series 2025-1 , Class D , 8 .79% , 5/17/32 , Callable 2/15/28 @
100 (a) ........................................................... 1,000 1,021
12,117
ABS Home (2.6%):
Deephaven Residential Mortgage Trust , Series 2026-CES1 , Class A3 , 5 .93% , 3/25/61 , Callable
4/25/29 @ 100 (a) (d) ................................................. 250 250
JP Morgan Mortgage Trust ................................................
Series 2026-ACES1 , Class B1 , 6 .50% , 4/25/66 , Callable 2/25/31 @ 100 (a) (d) ....... 450 445
Series 2026-CES1 , Class B1 , 6 .48% , 6/25/56 , Callable 1/25/29 @ 100 (a) (d) ......... 220 217
Vista Point Securitization Trust .............................................
Series 2025-CES3 , Class A1 , 5 .30% , 11/25/55 , Callable 10/25/28 @ 100 (a) (d) ....... 334 331
Series 2026-CES2 , Class M1 , 6 .28% , 5/25/56 , Callable 4/25/29 @ 100 (a) (d) ........ 200 199
1,442
ABS Other (27.2%):
Ascent Career Funding Trust , Series 2024-1A , Class B , 9 .73% , 10/25/32 , Callable 10/25/27 @
100 (a) ........................................................... 370 375
BHG Securitization Trust .................................................
Series 2022-C , Class E , 9 .73% , 10/17/35 , Callable 12/17/28 @ 100 (a) ............. 800 838
Series 2025-2CON , Class E , 7 .76% , 9/17/36 , Callable 4/17/32 @ 100 (a) ........... 520 530
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class D , 8 .00% , 12/15/31 , Callable
6/15/27 @ 100 (a) ................................................... 250 254
Citigroup Mortgage Loan Trust , Series 2026-HE1 , Class B1 , 6 .73% ( SOFR30A + 310 bps ) ,
10/25/56 , Callable 5/25/29 @ 100 (a) (b) ................................... 100 100
Elara HGV Timeshare Issuer LLC , Series 2025-A , Class D , 6 .91% , 1/25/40 , Callable 11/25/31
@ 100 (a) ......................................................... 180 175
Fig Six Trust , Series 2026-PF1 , Class E , 7 .49% , 8/25/56 (a) (d) ....................... 150 151
FIGRE Trust ..........................................................
Series 2025-HE6 , Class A , 5 .04% , 9/25/55 , Callable 3/25/28 @ 100 (a) (d) ........... 205 202
Series 2026-HE4 , Class E , 7 .27% , 5/25/56 , Callable 8/25/33 @ 100 (a) (d) ........... 330 331
GreenSky Home Improvement Issuer Trust , Series 2025-2A , Class E , 7 .79% , 6/25/60 (a) .... 944 956
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE1 , Class M3 , 6 .08% ( SOFR30A + 245 bps ) , 10/25/55 , Callable 7/25/28 @
100 (a) (b) ......................................................... 500 505
Series 2025-HE2 , Class M3 , 5 .98% ( SOFR30A + 235 bps ) , 12/25/65 , Callable 10/25/28 @
100 (a) (b) ......................................................... 520 527

Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Home Partners of America Trust , Series 2019-1 , Class F , 4 .10% , 9/17/39 , Callable 7/17/26 @
100 (a) (e) ......................................................... $ 191 $ 186
Lending Funding Trust , Series 2020-2A , Class D , 6 .77% , 4/21/31 , Callable 7/20/26 @ 100 (a) 1,000 998
MetroNet Infrastructure Issuer LLC , Series 2025-2A , Class C , 7 .83% , 8/20/55 , Callable
8/20/28 @ 100 (a) ................................................... 180 184
MMP Capital LLC , Series 2025-A , Class C , 8 .41% , 12/15/31 , Callable 11/15/28 @ 100 (a) .. 500 510
NMEF Funding LLC ....................................................
Series 2025-A , Class D , 8 .07% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 500 514
Series 2025-B , Class E , 7 .66% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 500 509
Octane Receivables Trust , Series 2023-2A , Class E , 10 .50% , 6/20/31 , Callable 11/20/27 @
100 (a) ........................................................... 1,000 1,065
Purchasing Power Funding LLC , Series 2026-A , Class E , 7 .54% , 8/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 250 252
RCKT Trust , Series 2025-1A , Class E , 7 .12% , 7/25/34 , Callable 3/25/28 @ 100 (a) ........ 1,000 995
Reach ABS Trust .......................................................
Series 2025-1A , Class C , 5 .99% , 8/16/32 , Callable 5/15/29 @ 100 (a) .............. 500 500
Series 2025-2A , Class D , 7 .31% , 8/18/32 , Callable 10/15/29 @ 100 (a) ............. 820 826
Series 2026-1A , Class E , 6 .45% , 2/15/33 , Callable 3/15/30 @ 100 (a) .............. 300 294
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4 , Class A1A , 5 .38% ( SOFR30A + 175 bps ) , 6/25/55 , Callable 6/25/28 @
100 (a) (b) ......................................................... 616 619
Series 2025-LOC4 , Class M3 , 6 .58% ( SOFR30A + 295 bps ) , 6/25/55 , Callable 6/25/28 @
100 (a) (b) ......................................................... 470 482
Series 2026-HB1 , Class B1 , 7 .10% ( TSFR1M + 345 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 210 215
Series 2026-HB1 , Class M3 , 6 .10% ( TSFR1M + 245 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 100 101
Trafigura Securitisation Finance PLC , Series 2026-1A , Class B , 6 .19% , 12/15/29 (a) ....... 370 369
Upstart Securitization Trust , Series 2025-2 , Class D , 8 .00% , 6/20/35 , Callable 1/20/29 @
100 (a) ........................................................... 750 766
VFI ABS LLC , Series 2025-1A , Class D , 7 .69% , 4/26/32 , Callable 6/24/28 @ 100 (a) ...... 745 745
Westgate Resorts LLC , Series 2023-1A , Class D , 10 .14% , 12/20/37 , Callable 4/20/27 @ 100 (a) 192 195
15,269
Total Asset-Backed Securities (Cost $29,188)
a
a
a
28,828
Collateralized Loan Obligations (11.7%)
Cash Flow CLO (11.7%):
ABPCI Direct Lending Fund CLO LLC , Series 2025-21A , Class A1 , 5 .21%
( TSFR3M + 153 bps ) , 7/20/37 , Callable 10/20/27 @ 100 (a) (b) .................... 1,000 1,000
ACRES LLC , Series 2025-FL3 , Class A , 5 .26% ( TSFR1M + 162 bps ) , 8/18/40 , Callable 8/18/27
@ 100 (a) (b) (e) ..................................................... 813 816
BSPDF Issuer LLC , Series 2026-FL3 , Class E , 7 .14% ( TSFR1M + 350 bps ) , 9/18/43 , Callable
9/18/28 @ 100 (a) (b) (e) ............................................... 190 193
BXDL Static CLO LLC , Series 2025-1A , Class A1 , 4 .98% ( TSFR3M + 130 bps ) , 7/20/35 ,
Callable 7/20/26 @ 100 (a) (b) .......................................... 791 791
Dwight Issuer LLC , Series 2025-FL1 , Class A , 5 .30% ( TSFR1M + 166 bps ) , 6/18/42 , Callable
7/19/27 @ 100 (a) (b) ................................................. 1,000 1,004
Fortress Credit Opportunities XXXVII CLO Ltd. , Series 2025-37A , Class B , 6 .28%
( TSFR3M + 260 bps ) , 7/20/33 , Callable 10/20/26 @ 100 (a) (b) .................... 500 500
FS Rialto Issuer LLC , Series 2021-FL3 , Class D , 6 .25% ( TSFR1M + 261 bps ) , 11/16/36 ,
Callable 7/16/26 @ 100 (a) (b) .......................................... 980 983
MCF CLO VII LLC , Series 2017-3A , Class ER2 , 10 .68% ( TSFR3M + 700 bps ) , 7/20/37 ,
Callable 7/20/27 @ 100 (a) (b) .......................................... 500 498
MF1 Ltd. , Series 2021-FL7 , Class C , 5 .80% ( TSFR1M + 216 bps ) , 10/16/36 , Callable 7/16/26 @
100 (a) (b) ......................................................... 840 840
6,625
Total Collateralized Loan Obligations (Cost $6,611)
a
a
a
6,625

Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (34.2%)
Commercial MBS (7.2%):
BAY Trust , Series 2026-MDWS , Class D , 6 .79% ( TSFR1M + 319 bps ) , 6/15/41 (a) (b) (e) ..... $ 270 $ 269
BWAY Mortgage Trust , Series 2013-1515 , Class B , 3 .47% , 3/10/33 , Callable 3/10/27 @ 100 (a) 290 269
BX Commercial Mortgage Trust ............................................
Series 2025-BCAT , Class E , 7 .13% ( TSFR1M + 350 bps ) , 8/15/42 (a) (b) (e) ........... 350 351
Series 2026-LP3 , Class E , 6 .83% ( TSFR1M + 320 bps ) , 4/15/43 (a) (b) (e) ............ 198 199
BX Trust .............................................................
Series 2025-LUNR , Class E , 7 .58% ( TSFR1M + 395 bps ) , 6/15/40 (a) (b) (e) ........... 467 469
Series 2026-CIP , Class E , 6 .73% ( TSFR1M + 310 bps ) , 5/15/38 , Callable 5/15/28 @
100 (a) (b) (e) ....................................................... 120 121
KSL Commercial Mortgage Trust , Series 2026-HT3 , Class E , 7 .35% ( TSFR1M + 375 bps ) ,
6/15/43 (a) (b) (e) .................................................... 280 281
MCR Mortgage Trust , Series 2024-TWA , Class D , 7 .40% , 6/12/39 (a) (e) ................ 390 391
MHP Commercial Mortgage Trust , Series 2025-MHIL2 , Class D , 6 .28% ( TSFR1M + 265 bps ) ,
9/15/40 (a) (b) (e) .................................................... 360 361
PRM Trust ............................................................
Series 2025-PRM6 , Class D , 5 .87% , 7/5/33 (a) (d) (e) .......................... 320 318
Series 2025-PRM6 , Class F , 7 .29% , 7/5/33 (a) (d) (e) ........................... 250 248
SLG Office Trust .......................................................
Series 2026-OMA , Class E , 7 .19% , 4/15/41 (a) (d) (e) .......................... 100 100
Series 2026-OMA , Class F , 8 .19% , 4/15/41 (a) (d) (e) .......................... 200 200
SMRT , Series 2022-MINI , Class E , 6 .33% ( TSFR1M + 270 bps ) , 1/15/39 (a) (b) (e) .......... 250 250
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B , Class C , 5 .59% , 3/10/41 (a) (d) (e) ......................... 100 99
Series 2026-1250B , Class D , 6 .59% , 3/10/41 (a) (d) (e) ......................... 100 100
4,026
Private CMO Floating (6.6%):
Bellemeade Re Ltd. , Series 2025-1 , Class M1C , 6 .88% ( SOFR30A + 325 bps ) , 10/25/35 ,
Callable 8/25/28 @ 100 (a) (b) .......................................... 260 263
Connecticut Avenue Securities Trust .........................................
Series 2021-R01 , Class 1B2 , 9 .63% ( SOFR30A + 600 bps ) , 10/25/41 , Callable 10/25/26 @
100 (a) (b) ......................................................... 1,000 1,014
Series 2023-R05 , Class 1B1 , 8 .38% ( SOFR30A + 475 bps ) , 6/25/43 , Callable 6/25/28 @
100 (a) (b) ......................................................... 1,000 1,058
Series 2024-R02 , Class 1M1 , 4 .73% ( SOFR30A + 110 bps ) , 2/25/44 , Callable 2/25/29 @
100 (a) (b) ......................................................... 107 107
Federal Home Loan Mortgage Corporation STACR REMIC Trust , Series 2025-DNA4 , Class
M1 , 4 .73% ( SOFR30A + 110 bps ) , 10/25/45 , Callable 10/25/30 @ 100 (a) (b) .......... 411 411
Federal Home Loan Mortgage Corporation STACR Trust , Series 2019-FTR1 , Class B2 ,
12 .09% ( SOFR30A + 846 bps ) , 1/25/48 , Callable 5/25/29 @ 100 (a) (b) .............. 470 553
Home Re Ltd. .........................................................
Series 2026-1 , Class M1C , 6 .23% ( SOFR30A + 260 bps ) , 1/25/36 , Callable 10/25/28 @
100 (a) (b) ......................................................... 150 151
Series 2026-1 , Class M2 , 6 .83% ( SOFR30A + 320 bps ) , 1/25/36 , Callable 10/25/28 @
100 (a) (b) ......................................................... 150 150
3,707
Private CMO Other (20.4%):
A&D Mortgage Trust ....................................................
Series 2023-NQM3 , Class B1 , 8 .02% , 7/25/68 , Callable 7/25/26 @ 100 (a) (d) ........ 850 849
Series 2023-NQM4 , Class B1 , 8 .04% , 9/25/68 , Callable 10/25/26 @ 100 (a) (d) ....... 900 901
Series 2024-NQM1 , Class B1 , 8 .42% , 2/25/69 , Callable 1/25/27 @ 100 (a) (d) ........ 510 514
Series 2025-NQM2 , Class M1B , 7 .29% , 6/25/70 , Callable 5/25/28 @ 100 (a) (d) ...... 470 482
Series 2025-NQM4 , Class B1 , 7 .15% , 10/25/70 , Callable 10/25/28 @ 100 (a) ........ 512 512
BRAVO Residential Funding Trust , Series 2024-NQM3 , Class B2 , 8 .34% , 3/25/64 , Callable
3/25/27 @ 100 (a) (d) ................................................. 360 364
CFMT LLC , Series 2024-HB14 , Class M3 , 3 .00% , 6/25/34 , Callable 6/25/27 @ 100 (a) (d) ... 238 231
COLT Mortgage Loan Trust ...............................................
Series 2024-3 , Class B1 , 7 .80% , 6/25/69 , Callable 5/25/27 @ 100 (a) (d) ............ 721 732
Series 2024-INV2 , Class B1 , 8 .06% , 5/25/69 , Callable 4/25/27 @ 100 (a) (d) ......... 500 507
LHOME Mortgage Trust , Series 2024-RTL3 , Class A1 , 6 .90% , 5/25/29 , Callable 12/25/26 @
100 (a) (d) (e) ....................................................... 270 270

Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MFA Trust , Series 2024-NQM2 , Class B1B , 7 .29% , 8/25/69 , Callable 7/25/27 @ 100 (a) (d) .. $ 410 $ 412
Morgan Stanley Residential Mortgage Loan Trust , Series 2023-NQM1 , Class B1 , 7 .28% ,
9/25/68 , Callable 10/25/26 @ 100 (a) (d) ................................... 520 521
Onity Loan Investment Trust , Series 2026-HB2 , Class M3 , 3 .00% , 5/25/39 (a) (d) .......... 260 236
PRKCM Trust , Series 2023-AFC1 , Class M1 , 7 .31% , 2/25/58 , Callable 7/25/26 @ 100 (a) (d) . 750 749
PRPM Trust ...........................................................
Series 2025-NQM2 , Class B1 , 7 .83% , 4/25/70 , Callable 5/25/28 @ 100 (a) (d) ........ 275 280
Series 2025-NQM3 , Class B2 , 6 .86% , 5/25/70 , Callable 7/25/28 @ 100 (a) (d) ........ 791 801
Verus Securitization Trust .................................................
Series 2023-7 , Class B1 , 7 .92% , 10/25/68 , Callable 10/25/26 @ 100 (a) (d) .......... 300 300
Series 2023-8 , Class B1 , 8 .07% , 12/25/68 , Callable 12/25/26 @ 100 (a) (d) .......... 1,000 1,010
Series 2023-INV2 , Class B1 , 7 .99% , 8/25/68 , Callable 7/25/26 @ 100 (a) (d) ......... 550 549
Series 2023-INV3 , Class B2 , 8 .16% , 11/25/68 , Callable 11/25/26 @ 100 (a) (d) ....... 640 641
Series 2024-2 , Class B1 , 7 .86% , 2/25/69 , Callable 2/25/27 @ 100 (a) (d) ............ 450 454
Series 2024-INV2 , Class B2 , 7 .90% , 8/26/69 , Callable 8/25/27 @ 100 (a) (d) ......... 280 283
11,598
Total Collateralized Mortgage Obligations (Cost $19,304)
a
a
a
19,331
Total Investments (Cost $55,103) — 96.9% 54,784
Other assets in excess of liabilities —  3.1% 1,740
NET ASSETS - 100.00% $ 56,524
At June 30, 2026, the Fund's investments in foreign securities were 6.1% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $54,784
(thousands) and amounted to 96.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Security is interest only.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STACR
—
Structured Agency Credit Risk
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
VictoryShares
Core Plus Bond
ETF
Assets:
Investments, at value (Cost $2,231,940, $2,740,604 and $1,981,157) $ 2,231,903 (a) $ 2,682,974 (b) $ 1,968,214 (c)
Cash 4,816 562 146
Futures contracts collateral — 48 3,954
Receivables:
Interest and securities lending income 18,322 21,469 16,716
Capital shares issued 7,583 — 2,683
Investments sold 38 79 6,775
From Adviser — 333 48
Prepaid expenses 11 13 10
Total Assets 2,262,673 2,705,478 1,998,546
Liabilities:
Payables:
Collateral received on loaned securities 10,973 21,044 19,899
Investments purchased 18,911 12,943 37,002
Variation margin on open futures contracts — — 264
Accrued expenses and other payables:
Investment advisory fees 450 723 552
Administration fees 79 96 33
Custodian fees 15 18 15
Compliance fees 1 2 1
Trustees' fees 1 1 1
Other accrued expenses 200 129 192
Total Liabilities 30,630 34,956 57,959
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,232,683 2,790,348 1,975,452
Total accumulated earnings (loss) (640) (119,826) (34,865)
Net Assets $ 2,232,043 $ 2,670,522 $ 1,940,587
Shares outstanding (unlimited shares authorized, no par value): 44,150 57,050 89,425
Net asset value: $ 50.56 $ 46.81 $ 21.70
(a) Includes $10,627 thousand of securities on loan.
(b) Includes $20,155 thousand of securities on loan.
(c) Includes $19,098 thousand of securities on loan.

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Corporate Bond
ETF
VictoryShares
Pioneer Asset-
Based Income
ETF
Assets:
Investments, at value (Cost $163,354 and $55,103) $ 154,595 (a) $ 54,784
Cash 282 2,072
Receivables:
Interest and securities lending income 1,779 220
Investments sold 98 —
From Adviser 5 6
Prepaid expenses 1 — (b)
Total Assets 156,760 57,082
Liabilities:
Payables:
Collateral received on loaned securities 5,266 —
Investments purchased 300 514
Accrued expenses and other payables:
Investment advisory fees 43 26
Administration fees 3 1
Custodian fees 2 1
Compliance fees — (b) — (b)
Trustees' fees — (b) — (b)
Other accrued expenses 20 16
Total Liabilities 5,634 558
Commitments and contingencies (Note 5 )
Net Assets:
Capital 166,958 56,959
Total accumulated earnings (loss) (15,832) (435)
Net Assets $ 151,126 $ 56,524
Shares outstanding (unlimited shares authorized, no par value): 7,025 2,275
Net asset value: $ 21.51 $ 24.85
(a) Includes $5,060 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
VictoryShares Core
Plus Bond ETF
Investment Income:
Interest $ 87,231 $ 116,139 $ 81,580
Securities lending (net of fees) 20 40 47
Total Income 87,251 116,179 81,627
Expenses:
Investment advisory fees 4,415 7,772 5,449
Administration fees 794 1,172 699
Sub-Administration fees 27 27 29
Custodian fees 75 106 87
Trustees' fees 77 124 64
Compliance fees 13 20 12
Legal and audit fees 95 131 85
Line of credit fees — — — (a)
Other expenses 276 209 270
Recoupment of prior expenses waived/reimbursed by Adviser — — 17
Total Expenses 5,772 9,561 6,712
Expenses waived/reimbursed by Adviser — (1,084) (474)
Net Expenses 5,772 8,477 6,238
Net Investment Income (Loss) 81,479 107,702 75,389
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,576 (8,695) (890)
Net realized gains (losses) from futures contracts — — (1,693)
Net realized gains (losses) from in-kind redemptions — (1,963) —
Net change in unrealized appreciation/depreciation on investment securities (14,680) (5,409) (14,737)
Net change in unrealized appreciation/depreciation on futures contracts — — 235
Net realized/unrealized gains (losses) on investments (12,104) (16,067) (17,085)
Change in net assets resulting from operations $ 69,375 $ 91,635 $ 58,304
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Corporate Bond
ETF
VictoryShares
Pioneer Asset-
Based Income ETF
Investment Income:
Interest $ 6,561 $ 3,534
Securities lending (net of fees) 6 —
Total Income 6,567 3,534
Expenses:
Investment advisory fees 515 301
Administration fees 67 24
Sub-Administration fees 20 22
Custodian fees 9 3
Trustees' fees 9 4
Compliance fees 1 —(a)
Legal and audit fees 18 37
Other expenses 31 31
Total Expenses 670 422
Custody waiver — (1)
Expenses waived/reimbursed by Adviser (82) (65)
Net Expenses 588 356
Net Investment Income (Loss) 5,979 3,178
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (422) (154)
Net change in unrealized appreciation/depreciation on investment securities 886 (319)
Net realized/unrealized gains (losses) on investments 464 (473)
Change in net assets resulting from operations $ 6,443 $ 2,705
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
VictoryShares Core Plus Bond
ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 81,479 $ 45,493 $ 107,702 $ 92,588 $ 75,389 $ 26,026
Net realized gains (losses) 2,576 804 (10,658) (26,834) (2,583) (2,910)
Net change in unrealized appreciation/
depreciation (14,680) 13,451 (5,409) 68,062 (14,502) 13,760
Change in net assets resulting from
operations 69,375 59,748 91,635 133,816 58,304 36,876
Change in net assets resulting from
distributions to shareholders (79,179) (43,315) (106,794) (90,873) (73,521) (24,131)
Change in net assets resulting from capital
transactions 952,605 635,583 343,068 232,163 932,597 659,220
Change in net assets 942,801 652,016 327,909 275,106 917,380 671,965
Net Assets:
Beginning of period 1,289,242 637,226 2,342,613 2,067,507 1,023,207 351,242
End of period $ 2,232,043 $ 1,289,242 $ 2,670,522 $ 2,342,613 $ 1,940,587 $ 1,023,207
Capital Transactions:
Proceeds from shares issued $ 952,605 $ 635,583 $ 559,887 $ 520,499 $ 932,597 $ 661,373
Cost of shares redeemed — — (216,819) (288,336) — (2,153)
Change in net assets resulting from capital
transactions $ 952,605 $ 635,583 $ 343,068 $ 232,163 $ 932,597 $ 659,220
Share Transactions:
Issued 18,750 12,600 11,850 11,100 42,525 30,550
Redeemed — — (4,600) (6,250) — (100)
Change in Shares 18,750 12,600 7,250 4,850 42,525 30,450

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Corporate Bond
ETF
VictoryShares Pioneer Asset-
Based Income ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,979 $ 5,500 $ 3,178 $ 1
Net realized gains (losses) (422) (737) (154) —
Net change in unrealized appreciation/depreciation 886 4,499 (319) —
Change in net assets resulting from operations 6,443 9,262 2,705 1
Change in net assets resulting from distributions to shareholders (6,142) (5,478) (3,141) —
Change in net assets resulting from capital transactions 10,846 2,709 54,459 2,500
Change in net assets 11,147 6,493 54,023 2,501
Net Assets:
Beginning of period 139,979 133,486 2,501 —
End of period $ 151,126 $ 139,979 $ 56,524 $ 2,501
Capital Transactions:
Proceeds from shares issued $ 11,386 $ 3,234 $ 54,459 $ 2,500
Cost of shares redeemed (540) (525) — —
Change in net assets resulting from capital transactions $ 10,846 $ 2,709 $ 54,459 $ 2,500
Share Transactions:
Issued 525 150 2,175 100
Redeemed (25) (25) — —
Change in Shares 500 125 2,175 100
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $50.76 $49.78 $48.86 $48.94 $51.87
Investment Activities:
Net investment income (loss)(a) 2.34 2.48 2.48 1.77 0.86
Net realized and unrealized gains (losses) (0.23) 0.89 0.98 (0.17) (2.78)
Total from Investment Activities 2.11 3.37 3.46 1.60 (1.92)
Distributions to Shareholders from:
Net investment income (2.31) (2.39) (2.54) (1.68) (0.84)
Net realized gains — — — — (0.17)
Total Distributions (2.31) (2.39) (2.54) (1.68) (1.01)
Net Asset Value, End of Period $50.56 $50.76 $49.78 $48.86 $48.94
Total Return(b) 4.24% 6.95% 7.27% 3.32% (3.73)%
Ratios to Average Net Assets:
Net Expenses(c) 0.33% 0.34% 0.35% 0.35% 0.32%(d)
Net Investment Income (Loss) 4.61% 4.93% 5.03% 3.63% 1.70%
Gross Expenses(c) 0.33% 0.34% 0.35% 0.35% 0.36%
Supplemental Data:
Net Assets at end of period (000's) $2,232,043 $1,289,242 $637,226 $522,753 $359,737
Portfolio Turnover(e) 40% 33% 60% 53% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(e) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $47.04 $46.00 $45.98 $47.18 $53.71
Investment Activities:
Net investment income (loss)(a) 1.96 1.87 1.68 1.31 0.89
Net realized and unrealized gains (losses) (0.24) 1.00 0.01 (1.26) (6.37)
Total from Investment Activities 1.72 2.87 1.69 0.05 (5.48)
Distributions to Shareholders from:
Net investment income (1.95) (1.83) (1.67) (1.25) (0.92)
Net realized gains — — — — (0.13)
Total Distributions (1.95) (1.83) (1.67) (1.25) (1.05)
Net Asset Value, End of Period $46.81 $47.04 $46.00 $45.98 $47.18
Total Return(b) 3.71% 6.38% 3.72% 0.13% (10.35)%
Ratios to Average Net Assets:
Net Expenses(c) 0.33% 0.38% 0.39% 0.38% 0.39%
Net Investment Income (Loss) 4.16% 4.00% 3.69% 2.83% 1.74%
Gross Expenses(c) 0.37% 0.38% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $2,670,522 $2,342,613 $2,067,507 $1,457,680 $1,236,208
Portfolio Turnover(d) 28% 19% 22% 23% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
VictoryShares Core Plus Bond ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.82 $21.35 $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 1.06 1.02 1.00 0.87 0.38
Net realized and unrealized gains (losses) (0.14) 0.42 (0.09) (0.49) (3.17)
Total from Investment Activities 0.92 1.44 0.91 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (1.04) (0.97) (1.00) (0.86) (0.29)
Total Distributions (1.04) (0.97) (1.00) (0.86) (0.29)
Net Asset Value, End of Period $21.70 $21.82 $21.35 $21.44 $21.92
Total Return(c)(d) 4.31% 6.89% 4.37% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.83% 4.73% 4.69% 4.04% 2.20%
Gross Expenses(e)(f) 0.43% 0.45% 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $1,940,587 $1,023,207 $351,242 $213,844 $213,729
Portfolio Turnover(c)(g) 73% 51% 36% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Corporate Bond ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.45 $20.86 $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.88 0.85 0.80 0.67 0.37
Net realized and unrealized gains (losses) 0.08 0.58 0.30 (0.30) (4.19)
Total from Investment Activities 0.96 1.43 1.10 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.90) (0.84) (0.82) (0.65) (0.32)
Total Distributions (0.90) (0.84) (0.82) (0.65) (0.32)
Net Asset Value, End of Period $21.51 $21.45 $20.86 $20.58 $20.86
Total Return(c)(d) 4.56% 7.05% 5.45% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40%(g) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 4.06% 3.99% 3.88% 3.26% 2.17%
Gross Expenses(e)(f) 0.46% 0.47% 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $151,126 $139,979 $133,486 $105,486 $104,323
Portfolio Turnover(c)(h) 22% 16% 9% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
VictoryShares Pioneer Asset-
Based Income ETF
Year
Ended
June 30, 2026
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 1.46 0.01
Net realized and unrealized gains (losses) (0.21) —(c)
Total from Investment Activities 1.25 0.01
Distributions to Shareholders from:
Net investment income (1.41) —
Total Distributions (1.41) —
Net Asset Value, End of Period $24.85 $25.01
Total Return(d)(e) 5.14% 0.04%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.66% 0.70%
Net Investment Income (Loss)(f) 5.87% 3.06%
Gross Expenses(f)(g) 0.78% 92.28%
Supplemental Data:
Net Assets at end of period (000's) $56,524 $2,501
Portfolio Turnover(d)(h) 24% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2026
Victory Portfolios II
111
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 24 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”) in the case of Short-Term Bond ETF and Core
Intermediate Bond ETF, or 25,000 shares in the case of Core Plus Bond ETF, Corporate Bond ETF, and Pioneer Asset-Based Income ETF.
Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized
Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net
Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF Core Intermediate Bond ETF
VictoryShares Core Plus Bond ETF Core Plus Bond ETF
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares Pioneer Asset-Based Income ETF Pioneer Asset-Based Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
Core Plus Bond ETF ................................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
Pioneer Asset-Based Income ETF .......................................... 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
112
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ......................................... $ — $ 535,442 $ — $ 535,442
Collateralized Mortgage Obligations ................................ — 95,221 — 95,221
Senior Secured Loans ........................................... — 5,708 — 5,708
Corporate Bonds .............................................. — 967,713 — 967,713
Yankee Dollars ............................................... — 225,541 — 225,541
Municipal Bonds .............................................. — 24,771 — 24,771
U.S. Government Agency Mortgages ................................ — 12,112 — 12,112
U.S. Treasury Obligations ........................................ — 216,037 — 216,037
Commercial Paper ............................................. — 138,385 — 138,385
Collateral for Securities Loaned ................................... 10,973 — — 10,973
Total ....................................................... $ 10,973 $ 2,220,930 $ — $ 2,231,903
Core Intermediate Bond ETF
Asset-Backed Securities ......................................... — 369,918 — 369,918
Collateralized Mortgage Obligations ................................ — 200,598 — 200,598
Corporate Bonds .............................................. — 575,794 — 575,794
Yankee Dollars ............................................... — 112,712 — 112,712
Municipal Bonds .............................................. — 38,150 — 38,150
U.S. Government Agency Mortgages ................................ — 385,792 — 385,792
U.S. Treasury Obligations ........................................ — 972,068 — 972,068
Short-Term Investments ......................................... 21,044 6,898 — 27,942
Total ....................................................... $ 21,044 $ 2,661,930 $ — $ 2,682,974
Core Plus Bond ETF
Asset-Backed Securities ......................................... — 285,496 — 285,496
Collateralized Loan Obligations ................................... — 30,498 — 30,498
Collateralized Mortgage Obligations ................................ — 196,332 — 196,332
Senior Secured Loans ........................................... — 38,827 — 38,827
Corporate Bonds .............................................. — 335,828 — 335,828

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
113
*    Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions
Level 1 Level 2 Level 3 Total
Core Plus Bond ETF, continued
Yankee Dollars ............................................... $ — $ 90,821 $ — $ 90,821
Municipal Bonds .............................................. — 68,828 — 68,828
U.S. Government Agency Mortgages ................................ — 535,248 — 535,248
U.S. Treasury Obligations ........................................ — 366,437 — 366,437
Short-Term Investments ......................................... 19,899 — — 19,899
Total ....................................................... $ 19,899 $ 1,948,315 $ — $ 1,968,214
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 931 — — 931
Total ....................................................... $ 931 $ — $ — $ 931
Corporate Bond ETF
Corporate Bonds .............................................. — 116,190 — 116,190
Yankee Dollars ............................................... — 24,320 — 24,320
U.S. Treasury Obligations ........................................ — 8,819 — 8,819
Short-Term Investments ......................................... 5,266 — — 5,266
Total ....................................................... $ 5,266 $ 149,329 $ — $ 154,595
Pioneer Asset-Based Income ETF
Asset-Backed Securities ......................................... — 28,828 — 28,828
Collateralized Loan Obligations ................................... — 6,625 — 6,625
Collateralized Mortgage Obligations ................................ — 19,331 — 19,331
Total ....................................................... $ — $ 54,784 $ — $ 54,784

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
114
are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
Assets
Futures
contracts*
Interest Rate Risk Exposure: 931,000
Core Plus Bond ETF ................................................................................. $ 931

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
115
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
Net Realized
Gains (losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (1,693,000) 235,000
Core Plus Bond ETF ............................................................... $ (1,693) $ 235
a
Core Plus Bond
ETF
Futures contracts:
Average notional value of contracts — long .................................................................. $ 69,295
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
116
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2026 (amounts in thousands):
Unfunded Loan Commitments:
The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. The Funds’ unfunded loan commitments and unrealized appreciation or depreciation, if any, are disclosed on the Schedules of Investments.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 10,627 $ — $ 10,973
Core Intermediate Bond ETF ........................................ 20,155 — 21,044
Core Plus Bond ETF .............................................. 19,098 — 19,899
Corporate Bond ETF .............................................. 5,060 — 5,266
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................................ $ 1,346,274 $ 506,575 $ 138,364 $ 101,224
Core Intermediate Bond ETF ....................................... 500,740 263,343 254,128 459,716
Core Plus Bond ETF ............................................. 1,039,456 605,552 854,269 520,437
Corporate Bond ETF ............................................. 33,431 25,771 9,948 6,561
Pioneer Asset-Based Income ETF .................................... 66,251 11,515 2,810 1,308
Associated with In-Kind Transactions
Purchases Sales
Core Intermediate Bond ETF ............................................................. $ 519,773 $ 214,138
Core Plus Bond ETF ................................................................... 209,074 —

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
117
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds' annual and semi-annual reports may be viewed at
vcm.com. As of June 30, 2026, certain affiliated funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
(a) Effective August 29, 2025, the rate changed from 0.60% to 0.55%.
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Core Plus Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.6
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Pioneer Asset-Based Income ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.6
Fee Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Core Plus Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%(a)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
118
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees. In addition, through an arrangement with the Funds’ custodian, the
Pioneer Asset-Based Income ETF’s custodian expenses were waived for the first 6 months of operations, as reflected on the Statements of
Operations as Custody waiver.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
(a) In effect on February 25, 2026, the Board elected to change the expense limitation to 0.25%. Prior to February 25, 2026, the rate was 0.40%.
(b) In effect on November 1, 2025, the Board elected to change the expense limitation to 0.65%. Prior to November 1, 2025, the rate was 0.70%.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2026
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%(a)
Core Plus Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%(b)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
119
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser:
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2026, the Adviser voluntarily waived the following amounts
(amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  The Fund(s) are subject to the risk that the market value of the bonds in the Fund’s (or Funds’) portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S.
Federal Reserve raise interest rates, the Fund(s) may be subject to risks associated with rising interest rates. The fixed-income securities in the
Fund’s (or Funds’) portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund(s) accept some credit risk as a recognized means to enhance an investor’s return.
Amount
Core Plus Bond ETF .................................................................................. $ 17
June 30, 2027 June 30, 2028 June 30, 2029 Total
Core Intermediate Bond ETF ............................................ $ — $ — $ 1,084 $ 1,084
Core Plus Bond ETF .................................................. 79 110 101 290
Corporate Bond ETF .................................................. 44 46 46 136
Pioneer Asset-Based Income ETF ......................................... — 31 52 83
Amount
Core Plus Bond ETF .................................................................................. $ 373
Corporate Bond ETF .................................................................................. 36
Pioneer Asset-Based Income ETF ......................................................................... 13

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
120
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s (Funds’) values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund(s) may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund(s) may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income.
These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of a change in foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Credit Risk — The Fund(s) will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund(s). The Fund(s) may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund(s) may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund(s) may obtain only limited recovery or may obtain no recovery in such circumstances. The
Fund(s) typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Private Credit Risk — Entities that obtain access to credit from asset-based financing can differ from the entities that have access to traditional corporate or bank lending. In particular, entities gaining access to credit via “private credit” and other non-traditional lenders may be subject to higher levels of credit risk and may lose access to credit in an economic downturn. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund(s) from disposing of them promptly at reasonable prices. Private credit investments can range in credit quality depending on a variety of factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. In addition, there can be no assurance that the Fund’s (or Funds’) Adviser will be able to secure all of the investment opportunities that it identifies for the Fund(s), or that the size of an investment opportunity available to the Fund will be as large as the Fund’s (or Funds’) Adviser would desire, on account of general economic conditions, specific market developments, or other circumstances outside of the Fund’s Adviser’s control. The Fund(s) may be exposed to losses should these entities fail to perform.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
121
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2026, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2026, reclassification adjustments on the Statements of Assets and Liabilities are a result of permanent book-to-tax differences were as follows (amounts in thousands):
(a) Rounds to less than $1 thousand.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Plus Bond ETF ...................................... $ — $ 1,950 4.76% $ 2,300
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
Short-Term Bond ETF ....................................................................... $ —(a) $ —(a)
Core Intermediate Bond ETF .................................................................. 1,970 (1,970)
Core Plus Bond ETF ........................................................................ —(a) —(a)
Year Ended June 30, 2026
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF .................................................................... $ 79,179 $ 79,179
Core Intermediate Bond ETF ............................................................... 106,794 106,794
Core Plus Bond ETF ..................................................................... 73,521 73,521
Corporate Bond ETF ..................................................................... 6,142 6,142
Pioneer Asset-Based Income ETF ............................................................ 3,141 3,141

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
122
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, and derivatives.
During the tax year ended June 30, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF .................................................................... $ 43,315 $ 43,315
Core Intermediate Bond ETF ............................................................... 90,873 90,873
Core Plus Bond ETF ..................................................................... 24,131 24,131
Corporate Bond ETF ..................................................................... 5,478 5,478
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Short-Term Bond ETF .............................. $ 7,015 $ 7,015 $ (7,026) $ (629) $ (640)
Core Intermediate Bond ETF ......................... 7,965 7,965 (70,015) (57,776) (119,826)
Core Plus Bond ETF ............................... 6,629 6,629 (26,166) (15,328) (34,865)
Corporate Bond ETF ............................... 307 307 (7,180) (8,959) (15,832)
Pioneer Asset-Based Income ETF ...................... 247 247 (188) (494) (435)
Amount
Short-Term Bond ETF ................................................................................. $ (2,128)
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (1,049) $ (5,977) $ (7,026)
Core Intermediate Bond ETF ............................................. (5,723) (64,292) (70,015)
Core Plus Bond ETF ................................................... (12,948) (13,218) (26,166)
Corporate Bond ETF ................................................... (2,370) (4,810) (7,180)
Pioneer Asset-Based Income ETF .......................................... (188) — (188)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Term Bond ETF ................................ $ 2,232,532 $ 7,566 $ (8,195) $ (629)
Core Intermediate Bond ETF ........................... 2,740,750 13,067 (70,843) (57,776)
Core Plus Bond ETF ................................. 1,983,542 7,581 (22,909) (15,328)
Corporate Bond ETF ................................. 163,554 1,358 (10,317) (8,959)
Pioneer Asset-Based Income ETF ........................ 55,278 267 (761) (494)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios
II, comprising the funds listed below (the “Funds”), as of June 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate
Bond ETF
For the year ended June 30, 2026 For the years ended June 30, 2026 and 2025
For the years ended June 30, 2026,
2025, 2024, 2023, and 2022
VictoryShares Core Plus Bond ETF For the year ended June 30, 2026 For the years ended June 30, 2026 and 2025
For the years ended June 30, 2026,
2025, 2024, and 2023, and for
the period from October 4, 2021
(commencement of operations)
through June 30, 2022
VictoryShares Corporate Bond ETF For the year ended June 30, 2026 For the years ended June 30, 2026 and 2025
For the years ended June 30,
2026, 2025, 2024, and 2023, and
the period from October 5, 2021
(commencement of operations)
through June 30, 2022
VictoryShares Pioneer Asset-Based
Income ETF
For the year ended June 30, 2026 For the year ended June 30, 2026, and the period from June 26, 2025
(commencement of operations) through June 30, 2025

Victory Portfolios II

Supplemental Information — continued
June 30, 2026
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-AR (6/26)

June 30, 2026
Annual: Full Financials
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares US Value Momentum ETF
3
VictoryShares US Small Mid Cap Value Momentum ETF
6
VictoryShares International Value Momentum ETF
12
VictoryShares Emerging Markets Value Momentum ETF
20
VictoryShares WestEnd U.S. Sector ETF
27
VictoryShares WestEnd Global Equity ETF
34
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
35
Statements of Operations
38
Statements of Changes in Net Assets
41
Financial Highlights
44
Notes to Financial Statements (Form N-CSR Item 7) 50
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 62
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
63

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
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The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US Value Momentum ETF
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Banks (12.0%):
Bank of America Corp. ................................................... 51,485 $ 2,934
Citigroup, Inc. ......................................................... 15,875 2,222
Citizens Financial Group, Inc. .............................................. 35,124 2,461
East West Bancorp, Inc. .................................................. 18,162 2,345
First Citizens Bancshares, Inc. , Class A ....................................... 1,068 2,222
KeyCorp ............................................................. 112,877 2,602
M&T Bank Corp. ....................................................... 12,651 3,011
Regions Financial Corp. .................................................. 85,238 2,574
The PNC Financial Services Group, Inc. ...................................... 12,216 3,008
Truist Financial Corp. .................................................... 52,297 2,605
U.S. Bancorp .......................................................... 48,839 2,950
Wells Fargo & Co. ...................................................... 28,063 2,319
31,253
Capital Markets (3.8%):
Northern Trust Corp. .................................................... 13,842 2,406
State Street Corp. ....................................................... 15,087 2,559
The Bank of New York Mellon Corp. ......................................... 20,287 2,934
The Goldman Sachs Group, Inc. ............................................ 1,991 2,013
9,912
Communication Services (3.0%):
Alphabet, Inc. , Class A ................................................... 5,250 1,876
Fox Corp. , Class A ...................................................... 32,754 1,708
News Corp. , Class A ..................................................... 87,138 2,164
Verizon Communications, Inc. .............................................. 50,240 2,127
7,875
Consumer Discretionary (6.5%):
Aptiv PLC (a) .......................................................... 23,058 1,415
D.R. Horton, Inc. ....................................................... 11,415 1,859
Expedia Group, Inc. ..................................................... 5,063 1,295
Ford Motor Co. ........................................................ 84,009 1,168
General Motors Co. ..................................................... 19,851 1,530
Lennar Corp. , Class A .................................................... 17,914 1,621
Marriott International, Inc. , Class A .......................................... 5,672 2,102
PulteGroup, Inc. ........................................................ 15,632 2,145
Ross Stores, Inc. ....................................................... 10,025 2,134
Tapestry, Inc. .......................................................... 10,265 1,503
16,772
Consumer Finance (1.5%):
Capital One Financial Corp. ............................................... 9,594 1,925
Synchrony Financial ..................................................... 27,060 2,058
3,983
Consumer Staples (5.6%):
Archer-Daniels-Midland Co. ............................................... 27,039 2,066
Bunge Global SA ....................................................... 15,927 1,700
Casey's General Stores, Inc. ............................................... 3,085 2,452
Dollar General Corp. .................................................... 14,102 1,623
Target Corp. .......................................................... 15,737 2,055
The Kraft Heinz Co. ..................................................... 103,108 2,436
Tyson Foods, Inc. , Class A ................................................ 38,153 2,184
14,516
Energy (4.7%):
Devon Energy Corp. ..................................................... 38,712 1,600
Diamondback Energy, Inc. ................................................ 10,265 1,804
EOG Resources, Inc. .................................................... 16,662 2,162
Exxon Mobil Corp. ..................................................... 15,926 2,177
Halliburton Co. ........................................................ 42,253 1,435
Occidental Petroleum Corp. ............................................... 28,881 1,403

Victory Portfolios II
VictoryShares US Value Momentum ETF
4
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Valero Energy Corp. ..................................................... 6,506 $ 1,694
12,275
Financial Services (3.1%):
Berkshire Hathaway, Inc. , Class B (a) ......................................... 8,618 4,312
Fiserv, Inc. (a) .......................................................... 16,809 825
Global Payments, Inc. .................................................... 19,918 1,445
PayPal Holdings, Inc. .................................................... 32,109 1,386
7,968
Health Care (11.2%):
Biogen, Inc. (a) ......................................................... 8,845 1,911
Bristol-Myers Squibb Co. ................................................. 38,120 2,197
Centene Corp. (a) ....................................................... 19,146 1,229
CVS Health Corp. ...................................................... 20,206 2,090
Elevance Health, Inc. .................................................... 4,350 1,682
Gilead Sciences, Inc. .................................................... 17,177 2,170
HCA Healthcare, Inc. .................................................... 5,555 2,166
Johnson & Johnson ..................................................... 15,932 4,046
Pfizer, Inc. ............................................................ 91,809 2,211
Quest Diagnostics, Inc. ................................................... 13,250 2,809
Regeneron Pharmaceuticals, Inc. ............................................ 2,756 1,719
Tenet Healthcare Corp. (a) ................................................. 8,431 1,577
The Cigna Group ....................................................... 6,218 1,714
United Therapeutics Corp. (a) .............................................. 2,948 1,597
29,118
Industrials (11.8%):
Bloom Energy Corp. , Class A (a) ............................................ 2,597 786
Caterpillar, Inc. ........................................................ 1,800 1,917
Comfort Systems USA, Inc. ............................................... 599 1,187
Cummins, Inc. ......................................................... 2,551 1,819
Delta Air Lines, Inc. ..................................................... 17,636 1,652
FedEx Corp. .......................................................... 5,130 1,606
Huntington Ingalls Industries, Inc. ........................................... 5,129 1,436
Johnson Controls International PLC .......................................... 15,788 2,307
Leidos Holdings, Inc. .................................................... 14,425 1,485
MasTec, Inc. (a) ........................................................ 3,893 1,620
PACCAR, Inc. ......................................................... 19,966 2,398
Snap-on, Inc. .......................................................... 7,927 3,190
Southwest Airlines Co. ................................................... 29,811 1,533
SS&C Technologies Holdings, Inc. .......................................... 33,017 2,049
Textron, Inc. .......................................................... 24,821 2,277
United Airlines Holdings, Inc. (a) ............................................ 10,457 1,422
United Parcel Service, Inc. , Class B .......................................... 18,837 2,025
30,709
Information Technology (7.3%):
Analog Devices, Inc. .................................................... 4,405 1,749
Cognizant Technology Solutions Corp. , Class A ................................. 30,355 1,176
Corning, Inc. .......................................................... 5,495 1,404
Dell Technologies, Inc. , Class C ............................................ 1,956 844
Hewlett Packard Enterprise Co. ............................................. 29,846 1,346
HP, Inc. .............................................................. 52,157 1,144
Intel Corp. (a) .......................................................... 6,561 916
Jabil, Inc. ............................................................ 3,668 1,414
Keysight Technologies, Inc. (a) ............................................. 4,068 1,424
Micron Technology, Inc. .................................................. 828 956
ON Semiconductor Corp. (a) ............................................... 9,237 873
Sandisk Corp. (a) ....................................................... 437 994
Seagate Technology Holdings PLC .......................................... 942 909
TE Connectivity PLC .................................................... 7,867 1,586
Western Digital Corp. .................................................... 1,546 987
Zoom Communications, Inc. , Class A (a) ...................................... 13,807 1,192
18,914

Victory Portfolios II
VictoryShares US Value Momentum ETF
5
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Insurance (7.4%):
American International Group, Inc. .......................................... 31,482 $ 2,346
Arch Capital Group Ltd. (a) ................................................ 32,248 3,130
Chubb Ltd. ........................................................... 10,595 3,610
Cincinnati Financial Corp. ................................................ 19,471 3,605
Loews Corp. .......................................................... 34,285 3,882
Principal Financial Group, Inc. ............................................. 25,699 2,770
19,343
Materials (4.2%):
Dow, Inc. ............................................................ 36,845 1,008
DuPont de Nemours, Inc. ................................................. 12,394 1,681
LyondellBasell Industries NV , Class A ........................................ 19,011 1,001
Nucor Corp. ........................................................... 7,942 1,769
Reliance, Inc. .......................................................... 6,809 2,544
Smurfit Westrock PLC ................................................... 33,032 1,528
Steel Dynamics, Inc. ..................................................... 6,590 1,512
11,043
Mortgage Real Estate Investment Trusts (REITs) (1.2%):
Annaly Capital Management, Inc. ........................................... 135,093 3,021
Real Estate (5.9%):
Jones Lang LaSalle, Inc. (a) ................................................ 5,892 1,826
Prologis, Inc. .......................................................... 20,053 2,717
Realty Income Corp. .................................................... 62,703 3,885
VICI Properties, Inc. , Class A .............................................. 127,757 3,392
WP Carey, Inc. ......................................................... 50,273 3,594
15,414
Utilities (10.4%):
Ameren Corp. ......................................................... 33,991 3,842
Atmos Energy Corp. ..................................................... 22,407 3,860
CenterPoint Energy, Inc. .................................................. 87,169 3,839
Consolidated Edison, Inc. ................................................. 32,639 3,611
Edison International ..................................................... 35,055 2,610
Entergy Corp. ......................................................... 26,163 3,005
Evergy, Inc. ........................................................... 45,082 3,896
PG&E Corp. .......................................................... 141,348 2,378
27,041
Total Common Stocks (Cost $224,642)
a
a
a
259,157
Total Investments (Cost $224,642) — 99.6% 259,157
Other assets in excess of liabilities —  0.4% 1,024
NET ASSETS - 100.00% $ 260,181
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 9/18/26 $ 749 $ 755 $ 6
Total unrealized appreciation $ 6
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Banks (10.8%):
Ameris Bancorp ........................................................ 104,729 $ 9,453
Associated Banc-Corp. ................................................... 282,385 8,689
Axos Financial, Inc. (a) ................................................... 72,172 7,029
Bank OZK ............................................................ 178,892 9,319
BankUnited, Inc. ....................................................... 151,580 7,344
BOK Financial Corp. .................................................... 71,819 9,974
Cathay General Bancorp .................................................. 143,399 8,889
Customers Bancorp, Inc. (a) ................................................ 83,716 6,622
First Financial Bancorp ................................................... 266,076 9,001
First Horizon Corp. ..................................................... 323,106 8,285
First Interstate BancSystem, Inc. , Class A (b) ................................... 206,726 7,971
FNB Corp. ............................................................ 471,760 9,001
Fulton Financial Corp. ................................................... 355,280 8,594
Hancock Whitney Corp. .................................................. 116,837 8,730
Independent Bank Corp. .................................................. 106,417 8,909
Popular, Inc. .......................................................... 53,720 8,820
Provident Financial Services, Inc. ........................................... 357,847 8,460
Texas Capital Bancshares, Inc. ............................................. 71,551 7,389
United Bankshares, Inc. .................................................. 208,080 9,536
Valley National Bancorp .................................................. 537,497 7,874
WaFd, Inc. ............................................................ 243,767 9,353
WSFS Financial Corp. ................................................... 120,528 9,248
188,490
Capital Markets (1.7%):
Affiliated Managers Group, Inc. ............................................ 21,110 7,144
Federated Hermes, Inc. , Class B ............................................ 157,675 8,707
Franklin Resources, Inc. .................................................. 240,124 7,989
Invesco Ltd. ........................................................... 224,004 5,911
29,751
Communication Services (3.1%):
Array Digital Infrastructure, Inc. ............................................ 106,403 3,858
Liberty Capital Corp. , Class C (a) ............................................ 236,053 5,089
Madison Square Garden Entertainment Corp. , Class A (a) .......................... 100,617 8,139
Nexstar Media Group, Inc. , Class A .......................................... 33,713 6,021
People, Inc. (a) ......................................................... 155,250 7,166
Sphere Entertainment Co. (a) ............................................... 29,571 5,117
Telephone and Data Systems, Inc. ........................................... 205,854 7,619
Yelp, Inc. , Class A (a) .................................................... 222,986 5,468
Ziff Davis, Inc. (a) ....................................................... 65,933 3,453
ZoomInfo Technologies, Inc. , Class A (a) ...................................... 1,026,790 3,008
54,938
Consumer Discretionary (10.4%):
Academy Sports & Outdoors, Inc. ........................................... 92,914 4,379
Adient PLC (a) ......................................................... 180,142 3,311
ADT, Inc. ............................................................ 1,103,548 7,173
American Eagle Outfitters, Inc. ............................................. 247,260 4,253
Biglari Holdings, Inc. , Class A (a) (b) ......................................... 2,745 5,777
BorgWarner, Inc. ....................................................... 70,657 4,692
Boyd Gaming Corp. ..................................................... 94,175 8,318
Callaway Golf Co. (a) .................................................... 236,013 4,435
Carter's, Inc. .......................................................... 102,993 4,239
Century Communities, Inc. ................................................ 96,477 6,914
Dana, Inc. ............................................................ 156,483 4,258
Dillard's, Inc. , Class A (b) ................................................. 8,831 4,666
Figs, Inc. , Class A (a) .................................................... 262,109 2,681
Five Below, Inc. (a) ...................................................... 24,512 4,407
Garrett Motion, Inc. ..................................................... 121,111 4,388
GigaCloud Technology, Inc. , Class A (a) ....................................... 75,889 2,398
G-III Apparel Group Ltd. ................................................. 192,271 6,481
Gold.com, Inc. (b) ....................................................... 90,094 3,749

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
7
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Graham Holdings Co. , Class B ............................................. 7,063 $ 8,062
Harley-Davidson, Inc. (b) ................................................. 228,387 5,586
KB Home ............................................................ 123,643 7,739
Kohl's Corp. (b) ........................................................ 185,573 3,288
LCI Industries ......................................................... 55,194 5,844
Lear Corp. ............................................................ 44,928 6,023
Levi Strauss & Co. , Class A ............................................... 246,824 6,129
Macy's, Inc. ........................................................... 240,583 5,666
Mohawk Industries, Inc. (a) ................................................ 53,019 6,433
Phinia, Inc. ........................................................... 91,237 7,515
PVH Corp. ........................................................... 51,565 3,829
Sally Beauty Holdings, Inc. (a) .............................................. 359,162 5,079
Signet Jewelers Ltd. ..................................................... 51,172 4,411
Sonic Automotive, Inc. , Class A ............................................ 63,944 5,422
The Gap, Inc. .......................................................... 207,952 3,885
Victoria's Secret & Co. (a) ................................................. 63,262 5,281
Winnebago Industries, Inc. ................................................ 132,153 4,128
180,839
Consumer Finance (2.9%):
Ally Financial, Inc. ...................................................... 158,031 7,261
Bread Financial Holdings, Inc. ............................................. 56,471 6,119
Encore Capital Group, Inc. (a) .............................................. 74,752 6,974
Enova International, Inc. (a) ................................................ 33,046 7,955
EZCORP, Inc. , Class A (a) ................................................. 197,346 6,822
FirstCash Holdings, Inc. .................................................. 35,063 7,585
Nelnet, Inc. , Class A ..................................................... 63,164 8,422
51,138
Consumer Staples (3.9%):
Albertsons Cos., Inc. , Class A .............................................. 433,134 5,860
Cal-Maine Foods, Inc. ................................................... 100,197 8,072
Darling Ingredients, Inc. (a) ................................................ 101,083 5,521
Herbalife Ltd. (a) ....................................................... 284,592 3,743
Molson Coors Beverage Co. , Class B ......................................... 192,326 7,493
Post Holdings, Inc. (a) .................................................... 84,791 7,484
PriceSmart, Inc. ........................................................ 42,650 8,331
Seaboard Corp. ........................................................ 1,040 4,643
Spectrum Brands Holdings, Inc. ............................................ 74,567 6,394
The Andersons, Inc. ..................................................... 85,993 5,882
United Natural Foods, Inc. (a) .............................................. 87,102 3,978
67,401
Energy (5.0%):
APA Corp. ............................................................ 124,807 4,065
Chord Energy Corp. ..................................................... 41,439 4,737
CNX Resources Corp. (a) ................................................. 203,777 6,914
Crescent Energy Co. , Class A .............................................. 358,966 3,525
Dorian LPG Ltd. ....................................................... 129,469 4,503
Helmerich & Payne, Inc. .................................................. 136,939 4,483
HF Sinclair Corp. ....................................................... 80,117 5,580
International Seaways, Inc. ................................................ 71,804 5,499
Matador Resources Co. ................................................... 93,087 4,634
Murphy Oil Corp. ...................................................... 120,044 3,909
Northern Oil & Gas, Inc. (b) ............................................... 215,688 3,915
Ovintiv, Inc. .......................................................... 104,946 5,525
Par Pacific Holdings, Inc. (a) ............................................... 67,216 3,770
Patterson-UTI Energy, Inc. ................................................ 383,378 3,519
PBF Energy, Inc. , Class A ................................................. 79,824 3,634
Peabody Energy Corp. ................................................... 129,195 2,987
Permian Resources Corp. , Class A ........................................... 335,412 6,175
Seadrill Ltd. (a) ......................................................... 108,445 4,101
Talos Energy, Inc. (a) ..................................................... 286,473 3,698

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
8
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Venture Global, Inc. , Class A ............................................... 220,188 $ 2,451
87,624
Financial Services (2.8%):
Essent Group Ltd. ...................................................... 162,005 10,414
HA Sustainable Infrastructure Capital, Inc. (b) ................................... 162,095 6,330
Jackson Financial, Inc. , Class A ............................................. 63,214 6,472
MGIC Investment Corp. .................................................. 336,527 9,490
Radian Group, Inc. ...................................................... 245,861 9,261
The Western Union Co. (b) ................................................ 827,089 6,369
48,336
Health Care (12.5%):
Acadia Healthcare Co., Inc. (a) .............................................. 133,403 3,939
Alkermes PLC (a) ....................................................... 118,393 6,203
Alumis, Inc. (a) (b) ...................................................... 122,657 3,452
Amneal Pharmaceuticals, Inc. (a) ............................................ 496,929 8,602
AnaptysBio, Inc. (a) ..................................................... 50,185 3,387
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 43,231 3,524
Axogen, Inc. (a) ........................................................ 96,014 4,435
Azenta, Inc. (a) ......................................................... 140,054 3,574
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 17,251 5,065
BrightSpring Health Services, Inc. (a) ......................................... 85,730 5,979
Brookdale Senior Living, Inc. (a) ............................................ 431,950 6,950
Celcuity, Inc. (a) (b) ...................................................... 22,116 2,314
Cogent Biosciences, Inc. (a) ................................................ 75,821 2,934
Collegium Pharmaceutical, Inc. (a) ........................................... 157,665 5,707
CONMED Corp. ....................................................... 150,621 4,930
Corvus Pharmaceuticals, Inc. (a) ............................................ 213,457 3,189
Dianthus Therapeutics, Inc. (a) .............................................. 36,703 3,578
Elanco Animal Health, Inc. (a) .............................................. 209,106 5,146
Envista Holdings Corp. (a) ................................................. 225,744 5,948
Erasca, Inc. (a) ......................................................... 206,467 3,782
Harmony Biosciences Holdings, Inc. (a) ....................................... 150,029 5,463
Henry Schein, Inc. (a) .................................................... 99,858 8,340
Inhibrx Biosciences, Inc. (a) ................................................ 25,418 2,408
Innoviva, Inc. (a) ....................................................... 331,365 7,525
Jazz Pharmaceuticals PLC (a) .............................................. 22,539 5,431
Kodiak Sciences, Inc. (a) .................................................. 72,015 2,806
Krystal Biotech, Inc. (a) ................................................... 18,242 6,780
Ligand Pharmaceuticals, Inc. (a) ............................................. 24,452 7,729
Liquidia Corp. (a) (b) ..................................................... 52,185 4,161
Monte Rosa Therapeutics, Inc. (a) (b) ......................................... 134,503 3,255
Neogen Corp. (a) ....................................................... 375,385 3,375
Omnicell, Inc. (a) ....................................................... 92,161 3,827
Oruka Therapeutics, Inc. (a) (b) .............................................. 45,839 4,363
PACS Group, Inc. (a) ..................................................... 72,335 3,084
Pediatrix Medical Group, Inc. (a) ............................................ 217,530 5,510
Praxis Precision Medicines, Inc. (a) .......................................... 7,575 2,536
Prestige Consumer Healthcare, Inc. (a) ........................................ 149,233 7,054
Protagonist Therapeutics, Inc. (a) ............................................ 40,567 4,973
Roivant Sciences Ltd. (a) .................................................. 155,293 5,496
Solventum Corp. (a) ..................................................... 100,632 7,764
Spyre Therapeutics, Inc. (a) ................................................ 40,598 3,604
Tango Therapeutics, Inc. (a) ................................................ 120,277 3,760
Tyra Biosciences, Inc. (a) (b) ............................................... 104,779 3,347
Universal Health Services, Inc. , Class B ....................................... 44,512 6,618
Viatris, Inc. ........................................................... 392,450 6,232
218,079
Industrials (10.8%):
Allison Transmission Holdings, Inc. ......................................... 65,264 7,358
ArcBest Corp. ......................................................... 32,925 4,726
Argan, Inc. ........................................................... 4,012 3,204
Astronics Corp. (a) (b) .................................................... 48,467 3,938

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
9
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Astronics Corp. , Class B (a) ................................................ 8,653 $ 658
Atkore, Inc. ........................................................... 66,976 5,093
AZZ, Inc. ............................................................ 50,523 7,834
Boise Cascade Co. ...................................................... 81,069 6,293
Concentrix Corp. ....................................................... 115,868 2,596
CoreCivic, Inc. (a) ...................................................... 253,187 7,692
EnerSys .............................................................. 23,119 5,406
ESCO Technologies, Inc. ................................................. 21,708 7,599
Herc Holdings, Inc. ..................................................... 27,723 3,974
Hub Group, Inc. , Class A ................................................. 114,368 5,008
Kennametal, Inc. ....................................................... 140,376 4,920
Kirby Corp. (a) ......................................................... 51,671 7,026
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 66,963 5,214
ManpowerGroup, Inc. ................................................... 131,755 4,449
Masterbrand, Inc. (a) ..................................................... 476,390 4,902
Matson, Inc. .......................................................... 30,992 5,958
Moog, Inc. , Class A ..................................................... 18,290 7,752
MYR Group, Inc. (a) ..................................................... 9,132 4,570
OPENLANE, Inc. (a) .................................................... 178,777 7,373
Oshkosh Corp. ......................................................... 39,017 5,988
Planet Labs PBC (a) ..................................................... 51,840 1,717
Powell Industries, Inc. ................................................... 12,089 3,462
Preformed Line Products Co. .............................................. 10,798 4,433
Resolute Holdings Management, Inc. (a) (b) ..................................... 22,220 3,211
Rush Enterprises, Inc. , Class A ............................................. 99,730 7,279
Ryder System, Inc. ...................................................... 23,240 6,130
Schneider National, Inc. , Class B ............................................ 138,444 5,057
The Greenbrier Cos., Inc. ................................................. 141,584 6,939
Tutor Perini Corp. ...................................................... 62,299 5,169
Verra Mobility Corp. , Class A (a) ............................................ 586,182 2,491
Vicor Corp. (a) ......................................................... 7,917 3,007
Werner Enterprises, Inc. .................................................. 121,209 5,286
WESCO International, Inc. ................................................ 13,536 4,676
188,388
Information Technology (9.2%):
Advanced Energy Industries, Inc. ........................................... 12,769 4,761
Amkor Technology, Inc. .................................................. 43,640 3,763
Applied Digital Corp. (a) .................................................. 56,071 2,091
Arrow Electronics, Inc. (a) ................................................. 27,912 5,957
Avnet, Inc. ............................................................ 71,669 6,366
Axcelis Technologies, Inc. (a) .............................................. 23,435 4,440
Bel Fuse, Inc. , Class B ................................................... 15,752 5,246
Benchmark Electronics, Inc. ............................................... 62,780 6,194
Cipher Digital, Inc. (a) .................................................... 112,096 2,746
Cirrus Logic, Inc. (a) ..................................................... 34,877 5,180
Cohu, Inc. (a) .......................................................... 76,394 5,646
Diebold Nixdorf, Inc. (a) .................................................. 68,312 5,808
Diodes, Inc. (a) ......................................................... 33,227 3,636
Dolby Laboratories, Inc. , Class A ........................................... 144,691 7,608
DXC Technology Co. (a) .................................................. 378,019 3,345
ePlus, Inc. ............................................................ 73,431 6,112
Everforth, Inc. (a) ....................................................... 117,576 2,101
Fastly, Inc. , Class A (a) ................................................... 148,814 2,732
FormFactor, Inc. (a) ..................................................... 23,347 3,734
Littelfuse, Inc. ......................................................... 11,932 5,433
MaxLinear, Inc. , Class A (a) ................................................ 28,448 3,642
Navitas Semiconductor Corp. , Class A (a) ...................................... 99,663 1,786
NetScout Systems, Inc. (a) ................................................. 161,229 7,022
nLight, Inc. (a) ......................................................... 36,090 2,513
Ondas, Inc. (a) (b) ....................................................... 200,535 1,652
Onto Innovation, Inc. (a) .................................................. 14,022 5,307
Photronics, Inc. (a) ...................................................... 81,941 2,666
Plexus Corp. (a) ........................................................ 19,442 5,846

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rogers Corp. (a) ........................................................ 40,391 $ 6,613
Sanmina Corp. (a) ....................................................... 11,468 2,902
Skyworks Solutions, Inc. (b) ............................................... 59,861 4,059
TD SYNNEX Corp. ..................................................... 25,458 6,806
Terawulf, Inc. (a) (b) ..................................................... 103,719 2,562
TTM Technologies, Inc. (a) ................................................ 15,564 2,911
Ultra Clean Holdings, Inc. (a) .............................................. 33,197 4,734
Viasat, Inc. (a) ......................................................... 34,164 3,068
Vishay Intertechnology, Inc. ............................................... 73,506 3,953
160,941
Insurance (5.9%):
Assured Guaranty Ltd. ................................................... 122,995 9,859
Axis Capital Holdings Ltd. ................................................ 99,478 10,688
Everest Group Ltd. ...................................................... 26,393 9,428
Genworth Financial, Inc. , Class A (a) ......................................... 1,089,622 10,319
Lincoln National Corp. ................................................... 179,933 6,361
Mercury General Corp. ................................................... 81,454 8,685
Old Republic International Corp. ............................................ 224,211 9,175
RenaissanceRe Holdings Ltd. .............................................. 31,814 10,082
SiriusPoint Ltd. (a) ...................................................... 353,312 8,479
Unum Group .......................................................... 116,894 10,450
White Mountains Insurance Group Ltd. ....................................... 4,221 8,752
102,278
Materials (3.6%):
Celanese Corp. , Class A .................................................. 69,749 3,209
Commercial Metals Co. .................................................. 78,991 4,957
Ecovyst, Inc. (a) ........................................................ 488,597 6,083
Graphic Packaging Holding Co. ............................................ 401,269 4,241
Greif, Inc. , Class A ...................................................... 146,093 10,883
Hycroft Mining Holding Corp. , Class A (a) (b) ................................... 80,146 1,875
Kaiser Aluminum Corp. .................................................. 23,908 4,677
O-I Glass, Inc. (a) ....................................................... 498,468 4,800
Olin Corp. ............................................................ 144,371 2,861
Sonoco Products Co. .................................................... 129,064 7,273
The Mosaic Co. ........................................................ 199,305 4,223
TriMas Corp. .......................................................... 164,885 7,425
62,507
Mortgage Real Estate Investment Trusts (REITs) (2.5%):
AGNC Investment Corp. (b) ............................................... 988,430 10,774
Arbor Realty Trust, Inc. (b) ................................................ 805,452 4,366
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 518,842 8,794
Ellington Financial, Inc. .................................................. 842,131 11,461
Rithm Capital Corp. (b) ................................................... 946,834 8,891
44,286
Real Estate (6.4%):
Apple Hospitality REIT, Inc. ............................................... 633,419 10,648
Broadstone Net Lease, Inc. , Class A .......................................... 573,176 11,848
DiamondRock Hospitality Co. .............................................. 715,047 8,709
EPR Properties ........................................................ 156,599 9,084
Global Net Lease, Inc. ................................................... 1,099,516 9,830
Host Hotels & Resorts, Inc. ................................................ 379,264 8,992
Innovative Industrial Properties, Inc. , Class A (b) ................................. 86,661 5,371
Kilroy Realty Corp. ..................................................... 219,448 8,223
Millrose Properties, Inc. .................................................. 269,133 8,088
Outfront Media, Inc. ..................................................... 202,576 6,636
Park Hotels & Resorts, Inc. ................................................ 557,564 7,945
Pebblebrook Hotel Trust .................................................. 425,205 8,253
RLJ Lodging Trust ...................................................... 748,035 8,864
112,491
Utilities (7.8%):
Avista Corp. .......................................................... 289,823 11,857

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Black Hills Corp. ....................................................... 134,780 $ 10,028
Clearway Energy, Inc. , Class C ............................................. 166,029 5,675
Hawaiian Electric Industries, Inc. (a) ......................................... 468,187 6,334
MDU Resources Group, Inc. ............................................... 469,636 9,961
New Jersey Resources Corp. ............................................... 217,857 12,209
ONE Gas, Inc. ......................................................... 162,634 12,534
Otter Tail Corp. ........................................................ 117,513 10,574
Pinnacle West Capital Corp. ............................................... 131,926 14,116
Portland General Electric Co. .............................................. 230,374 11,940
Southwest Gas Holdings, Inc. .............................................. 136,270 12,084
Spire, Inc. ............................................................ 141,147 11,022
UGI Corp. ............................................................ 253,955 8,772
137,106
Total Common Stocks (Cost $1,496,082)
a
a
a
1,734,593
Short-Term Investments (4.2%)
Collateral for Securities Loaned (4.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ 18,495,711 18,495
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 18,495,711 18,496
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 18,495,711 18,496
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 18,495,711 18,496
73,983
Total Short-Term Investments (Cost $73,983)
a
a
a
73,983
Total Investments (Cost $1,570,065) — 103.5% 1,808,576
Liabilities in excess of other assets —  (3.5)% (60,951)
NET ASSETS - 100.00% $ 1,747,625
At June 30, 2026, the Fund's investments in foreign securities were 5.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures .......... 66 9/18/26 $ 9,937 $ 10,050 $ 113
Total unrealized appreciation $ 113
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 113

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares International Value Momentum ETF
12
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Australia (1.0%):
Materials (1.0%):
MMG Ltd. (a) .......................................................... 784,000 $ 694
PLS Group Ltd. (a) ...................................................... 208,630 725
Rio Tinto Ltd. ......................................................... 13,991 1,670
3,089
Austria (2.5%):
Energy (0.6%):
OMV AG ............................................................ 33,482 2,110
Financials (1.0%):
Raiffeisen Bank International AG ........................................... 23,799 1,518
Vienna Insurance Group AG Wiener Versicherung Gruppe .......................... 22,353 1,645
3,163
Materials (0.3%):
Voestalpine AG ........................................................ 24,521 1,144
Utilities (0.6%):
Verbund AG .......................................................... 28,307 1,798
8,215
Belgium (0.8%):
Industrials (0.8%):
Ackermans & Van Haaren NV .............................................. 7,542 2,463
Canada (9.4%):
Communication Services (0.5%):
Rogers Communications, Inc. , Class B (b) ..................................... 50,590 1,646
Consumer Discretionary (0.5%):
Magna International, Inc. ................................................. 21,647 1,423
Consumer Staples (0.7%):
Saputo, Inc. ........................................................... 76,109 2,205
Energy (1.0%):
Cenovus Energy, Inc. .................................................... 56,096 1,392
Suncor Energy, Inc. ..................................................... 34,603 1,862
3,254
Financials (5.8%):
Canadian Imperial Bank of Commerce ........................................ 25,602 2,949
IGM Financial, Inc. ..................................................... 38,264 2,136
National Bank of Canada ................................................. 21,073 3,327
Power Corp. of Canada (b) ................................................. 44,812 2,794
The Bank of Nova Scotia ................................................. 44,058 3,830
The Toronto-Dominion Bank ............................................... 30,952 3,764
18,800
Industrials (0.4%):
TFI International, Inc. .................................................... 9,376 1,350
Information Technology (0.5%):
CGI, Inc. ............................................................. 24,812 1,604
30,282
China (0.5%):
Industrials (0.5%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 561,100 1,484
Denmark (1.2%):
Financials (0.8%):
Jyske Bank A/S , Registered Shares .......................................... 17,664 2,551
Industrials (0.4%):
AP Moller - Maersk A/S , Class B ........................................... 608 1,444
3,995

Victory Portfolios II
VictoryShares International Value Momentum ETF
13
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
France (8.5%):
Communication Services (0.7%):
Orange SA ............................................................ 115,346 $ 2,175
Consumer Staples (0.8%):
Carrefour SA .......................................................... 134,725 2,501
Energy (1.4%):
Bollore SE ............................................................ 532,614 2,468
TotalEnergies SE ....................................................... 26,907 2,092
4,560
Financials (1.8%):
BNP Paribas SA ........................................................ 16,849 1,966
Credit Agricole SA ...................................................... 119,113 2,395
Societe Generale SA ..................................................... 17,819 1,575
5,936
Health Care (0.6%):
Ipsen SA ............................................................. 10,533 2,031
Industrials (2.0%):
Bouygues SA .......................................................... 39,976 2,229
Eiffage SA ............................................................ 15,504 2,287
Rexel SA ............................................................. 44,072 1,924
6,440
Information Technology (0.4%):
Capgemini SE ......................................................... 12,963 1,303
Utilities (0.8%):
Engie SA ............................................................. 82,114 2,588
27,534
Germany (7.3%):
Consumer Discretionary (2.2%):
Bayerische Motoren Werke AG ............................................. 21,628 1,415
Continental AG ........................................................ 18,872 1,556
Mercedes-Benz Group AG ................................................ 37,063 1,860
Schaeffler AG ......................................................... 78,949 765
Volkswagen AG , Preference Shares .......................................... 18,248 1,461
7,057
Consumer Staples (0.9%):
Henkel AG & Co. KGaA , Preference Shares .................................... 34,793 2,923
Health Care (2.5%):
Bayer AG , Registered Shares .............................................. 31,236 1,727
Fresenius Medical Care AG (b) ............................................. 42,275 1,913
Fresenius SE & Co. KGaA ................................................ 53,358 2,437
Merck KGaA .......................................................... 11,148 1,870
7,947
Industrials (0.8%):
Deutsche Lufthansa AG , Registered Shares .................................... 129,771 1,484
HOCHTIEF AG ........................................................ 2,019 1,170
2,654
Materials (0.3%):
Aurubis AG (b) ......................................................... 5,446 1,127
Utilities (0.6%):
RWE AG ............................................................. 31,482 2,037
23,745
Hong Kong (8.7%):
Consumer Discretionary (0.4%):
Geely Automobile Holdings Ltd. ............................................ 594,000 1,277

Victory Portfolios II
VictoryShares International Value Momentum ETF
14
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.5%):
WH Group Ltd. (c) ...................................................... 1,593,333 $ 1,684
Financials (1.1%):
BOC Hong Kong Holdings Ltd. ............................................ 427,284 2,309
China Taiping Insurance Holdings Co. Ltd. .................................... 514,018 1,181
3,490
Industrials (3.2%):
China Merchants Port Holdings Co. Ltd. ...................................... 1,143,590 1,799
CK Hutchison Holdings Ltd. ............................................... 224,287 1,895
MTR Corp. Ltd. ........................................................ 648,500 2,522
Orient Overseas International Ltd. ........................................... 113,022 1,758
Swire Pacific Ltd. , Class A ................................................ 233,352 2,431
10,405
Real Estate (3.5%):
China Overseas Land & Investment Ltd. ...................................... 885,626 1,362
China Resources Land Ltd. ................................................ 380,750 1,456
CK Asset Holdings Ltd. .................................................. 361,823 2,038
Henderson Land Development Co. Ltd. ....................................... 531,243 1,680
Hongkong Land Holdings Ltd. ............................................. 208,300 1,483
Sino Land Co. Ltd. ...................................................... 1,437,883 1,885
Sun Hung Kai Properties Ltd. .............................................. 103,043 1,476
11,380
28,236
Ireland (1.2%):
Financials (1.2%):
AIB Group PLC ........................................................ 165,796 1,946
Bank of Ireland Group PLC ............................................... 94,954 1,891
3,837
Israel (0.8%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd. (a) ........................................ 37,663 1,246
Information Technology (0.2%):
Next Vision Stabilized Systems Ltd. ......................................... 7,254 587
Utilities (0.2%):
OPC Energy Ltd. (a) ..................................................... 28,542 888
2,721
Italy (1.2%):
Energy (0.6%):
Eni SpA ............................................................. 78,007 1,838
Financials (0.6%):
BPER Banca SpA ....................................................... 128,384 2,014
3,852
Japan (25.0%):
Communication Services (0.5%):
LY Corp. ............................................................. 622,400 1,661
Consumer Discretionary (3.7%):
Aisin Corp. ........................................................... 92,000 1,237
Bridgestone Corp. (b) .................................................... 98,800 2,072
Honda Motor Co. Ltd. ................................................... 175,500 1,598
Isuzu Motors Ltd. ....................................................... 95,200 1,259
Nissan Motor Co. Ltd. (a) (b) ............................................... 497,500 918
Niterra Co. Ltd. ........................................................ 22,700 1,495
Panasonic Holdings Corp. ................................................. 48,100 1,332
Subaru Corp. .......................................................... 95,400 1,403
Sumitomo Electric Industries Ltd. ........................................... 36,400 655
11,969

Victory Portfolios II
VictoryShares International Value Momentum ETF
15
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.3%):
Japan Tobacco, Inc. ..................................................... 55,700 $ 2,060
Kirin Holdings Co. Ltd. .................................................. 118,300 2,045
4,105
Energy (1.2%):
ENEOS Holdings, Inc. ................................................... 169,500 1,248
Idemitsu Kosan Co. Ltd. .................................................. 183,900 1,355
Inpex Corp. ........................................................... 54,600 1,097
3,700
Financials (2.4%):
Japan Post Bank Co. Ltd. ................................................. 70,200 1,323
Japan Post Holdings Co. Ltd. .............................................. 132,000 1,761
Japan Post Insurance Co. Ltd. .............................................. 162,300 1,524
Mitsubishi HC Capital, Inc. ................................................ 274,600 2,219
SBI Holdings, Inc. ...................................................... 62,400 1,013
7,840
Health Care (2.1%):
Astellas Pharma, Inc. .................................................... 110,500 1,478
Otsuka Holdings Co. Ltd. ................................................. 21,500 1,429
Shionogi & Co. Ltd. ..................................................... 91,400 1,568
Takeda Pharmaceutical Co. Ltd. ............................................ 73,900 2,343
6,818
Industrials (7.8%):
ANA Holdings, Inc. ..................................................... 102,700 1,875
Central Japan Railway Co. ................................................ 77,100 1,645
Dai Nippon Printing Co. Ltd. .............................................. 86,600 1,575
East Japan Railway Co. .................................................. 89,200 1,870
Fujikura Ltd. .......................................................... 20,700 794
Kajima Corp. .......................................................... 31,700 1,145
Kawasaki Kisen Kaisha Ltd. ............................................... 109,400 1,672
Marubeni Corp. ........................................................ 39,600 1,142
Mitsubishi Corp. ....................................................... 43,100 1,152
Mitsui & Co. Ltd. ....................................................... 41,000 1,134
Mitsui OSK Lines Ltd. ................................................... 46,300 1,485
Nippon Yusen KK ...................................................... 57,300 1,838
Obayashi Corp. ........................................................ 66,900 1,340
Shimizu Corp. ......................................................... 64,900 1,018
Sumitomo Corp. ........................................................ 109,700 1,045
Taisei Corp. ........................................................... 12,000 1,052
Toyota Tsusho Corp. ..................................................... 27,000 993
West Japan Railway Co. .................................................. 145,800 2,444
25,219
Information Technology (1.3%):
FUJIFILM Holdings Corp. ................................................ 87,700 1,879
Kioxia Holdings Corp. (a) ................................................. 1,500 827
Kyocera Corp. ......................................................... 70,800 1,551
4,257
Materials (2.1%):
JFE Holdings, Inc. (b) .................................................... 184,200 1,767
Jx Advanced Metals Corp. ................................................ 26,200 709
Mitsubishi Chemical Group Corp. ........................................... 185,000 1,284
Nippon Steel Corp. ...................................................... 541,500 1,785
Resonac Holdings Corp. .................................................. 6,500 708
Sumitomo Metal Mining Co. Ltd. ........................................... 13,100 602
6,855
Real Estate (0.6%):
Hulic Co. Ltd. ......................................................... 196,900 2,055
Utilities (2.0%):
Chubu Electric Power Co., Inc. ............................................. 87,900 1,654

Victory Portfolios II
VictoryShares International Value Momentum ETF
16
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Osaka Gas Co. Ltd. ..................................................... 51,800 $ 1,738
The Kansai Electric Power Co., Inc. .......................................... 106,000 1,490
Tokyo Gas Co. Ltd. ..................................................... 40,200 1,514
6,396
80,875
Luxembourg (0.9%):
Energy (0.5%):
Tenaris SA ............................................................ 60,593 1,676
Materials (0.4%):
ArcelorMittal SA ....................................................... 17,872 1,076
2,752
Netherlands (3.5%):
Consumer Discretionary (0.5%):
Prosus NV (a) .......................................................... 36,572 1,587
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 60,197 2,422
Financials (2.3%):
ABN AMRO Bank NV , Class CV ........................................... 47,828 2,032
ING Groep NV (b) ...................................................... 66,547 2,104
NN Group NV ......................................................... 36,183 3,169
7,305
11,314
Portugal (0.7%):
Financials (0.7%):
Banco Comercial Portugues SA , Registered Shares ............................... 1,817,311 2,149
Singapore (3.1%):
Consumer Staples (0.7%):
Wilmar International Ltd. ................................................. 824,600 2,302
Financials (1.1%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 187,300 3,590
Industrials (1.3%):
Singapore Airlines Ltd. ................................................... 722,200 4,288
10,180
South Korea (8.8%):
Communication Services (1.0%):
KT Corp. ............................................................. 37,597 1,284
NAVER Corp. ......................................................... 7,082 910
SK Telecom Co. Ltd. .................................................... 17,679 1,009
3,203
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 1,477 477
Hyundai Motor Co. ..................................................... 1,590 508
Kia Corp. ............................................................ 8,763 780
LG Electronics, Inc. ..................................................... 3,463 454
2,219
Consumer Staples (0.5%):
KT&G Corp. .......................................................... 14,722 1,613
Energy (0.2%):
HD Hyundai Co. Ltd. .................................................... 5,020 647
Financials (3.0%):
Hana Financial Group, Inc. ................................................ 19,125 1,415
Industrial Bank of Korea .................................................. 129,798 1,668
KB Financial Group, Inc. ................................................. 14,775 1,517
Korea Investment Holdings Co. Ltd. ......................................... 5,167 737
Mirae Asset Securities Co. Ltd. ............................................. 16,522 456
Samsung Life Insurance Co. Ltd. ............................................ 3,763 974

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Shinhan Financial Group Co. Ltd. ........................................... 25,271 $ 1,563
Woori Financial Group, Inc. ............................................... 76,748 1,437
9,767
Industrials (1.8%):
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 3,767 851
HMM Co. Ltd. ......................................................... 103,265 1,241
Hyosung Heavy Industries Corp. ............................................ 332 737
Hyundai Glovis Co. Ltd. .................................................. 5,702 674
LG Corp. ............................................................. 9,060 569
Samsung C&T Corp. .................................................... 2,928 885
SK Square Co. Ltd. (a) ................................................... 823 902
5,859
Information Technology (0.9%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 514 725
Samsung Electronics Co. Ltd. .............................................. 4,186 903
Samsung SDI Co. Ltd. (a) ................................................. 1,697 533
SK hynix, Inc. ......................................................... 458 784
2,945
Materials (0.4%):
LG Chem Ltd. ......................................................... 3,494 631
POSCO Holdings, Inc. ................................................... 3,717 761
1,392
Utilities (0.3%):
Korea Electric Power Corp. ................................................ 35,753 854
28,499
Spain (3.4%):
Energy (0.5%):
Repsol SA ............................................................ 63,193 1,589
Financials (1.9%):
Banco Santander SA ..................................................... 134,658 1,859
CaixaBank SA ......................................................... 153,666 2,175
Unicaja Banco SA (c) .................................................... 607,550 2,164
6,198
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA ................................ 10,804 1,588
Utilities (0.5%):
Acciona SA (b) ......................................................... 5,263 1,667
11,042
Sweden (2.8%):
Consumer Discretionary (0.2%):
Volvo Car AB , Class B (a) (b) ............................................... 308,780 600
Financials (2.6%):
Industrivarden AB , Class C ................................................ 48,307 2,651
Investor AB , Class B .................................................... 70,452 2,926
Swedbank AB , Class A ................................................... 76,274 2,848
8,425
9,025
Switzerland (1.3%):
Consumer Discretionary (0.4%):
The Swatch Group AG , Class BR (b) ......................................... 5,345 1,307
Information Technology (0.4%):
STMicroelectronics NV .................................................. 16,434 1,211
Materials (0.5%):
Glencore PLC (a) ....................................................... 233,851 1,594
4,112

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
United Kingdom (5.9%):
Communication Services (1.1%):
BT Group PLC ........................................................ 733,478 $ 1,849
Vodafone Group PLC .................................................... 1,424,546 1,882
3,731
Consumer Staples (0.8%):
J Sainsbury PLC ....................................................... 623,276 2,643
Financials (1.7%):
Barclays PLC ......................................................... 276,821 1,860
HSBC Holdings PLC .................................................... 101,127 1,919
Standard Chartered PLC .................................................. 65,182 1,764
5,543
Health Care (0.7%):
GSK PLC ............................................................ 83,015 2,181
Industrials (0.5%):
International Consolidated Airlines Group SA ................................... 241,625 1,530
Materials (0.5%):
Rio Tinto PLC ......................................................... 18,544 1,752
Utilities (0.6%):
Centrica PLC .......................................................... 806,311 1,827
19,207
Total Common Stocks (Cost $281,131) 318,608
Rights (0.0%)(d)
Spain (0.0%):(d)
Financials (0.0%):(d)
ACS Actividades Bonus RTS , expiring 7/21/26 (a) ................................ 10,804 23
Total Rights (Cost $23) 23
Short-Term Investments (4.3%)
Collateral for Securities Loaned (4.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (e) ........ $ 3,467,579 3,467
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (e) ............ 3,467,579 3,468
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (e) ............... 3,467,579 3,467
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (e) . 3,467,579 3,468
Total Short-Term Investments (Cost $13,870) 13,870
Total Investments (Cost $295,024) — 102.8% 332,501
Liabilities in excess of other assets — (2.8)% (9,137)
NET ASSETS - 100.00% $ 323,364
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $3,848
(thousands) and amounted to 1.2% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on June 30, 2026.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International Value Momentum ETF
19
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 18 9/18/26 $ 2,851 $ 2,831 $ (20)
Total unrealized appreciation $ —
Total unrealized depreciation (20)
Total net unrealized appreciation (depreciation) $ (20)

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
20
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Brazil (9.9%):
Communication Services (0.6%):
Telefonica Brasil SA ..................................................... 224,500 $ 1,477
Consumer Discretionary (0.9%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 202,400 903
Vibra Energia SA ....................................................... 225,289 1,304
2,207
Consumer Staples (0.8%):
Ambev SA ............................................................ 410,800 1,297
MBRF Global Foods Co. SA ............................................... 204,665 715
2,012
Energy (0.9%):
Petroleo Brasileiro SA , Preference Shares ..................................... 172,900 1,266
PRIO SA (a) ........................................................... 86,400 873
2,139
Financials (1.8%):
Banco Bradesco SA , Preference Shares ....................................... 397,900 1,395
Itau Unibanco Holding SA , Preference Shares .................................. 189,988 1,553
Itausa SA , Preference Shares ............................................... 564,900 1,464
4,412
Industrials (0.4%):
Localiza Rent a Car SA ................................................... 113,900 917
Materials (1.1%):
Gerdau SA , Preference Shares .............................................. 321,184 1,293
Vale SA .............................................................. 87,700 1,323
2,616
Real Estate (0.6%):
Allos SA ............................................................. 252,436 1,372
Utilities (2.8%):
Axia Energia SA ....................................................... 118,525 1,249
Cia de Saneamento de Minas Gerais Copasa MG ................................ 127,700 1,483
Cia De Saneamento do Parana Sanepar ....................................... 159,800 1,147
Cia Energetica de Minas Gerais , Preference Shares ............................... 750,490 1,580
Cia Paranaense de Energia - Copel ........................................... 472,400 1,375
6,834
23,986
Chile (1.7%):
Consumer Discretionary (0.5%):
Falabella SA .......................................................... 198,130 1,238
Financials (0.5%):
Banco de Credito e Inversiones SA .......................................... 17,642 1,160
Industrials (0.7%):
Latam Airlines Group SA ................................................. 36,459,871 1,061
Sociedad Quimica y Minera de Chile SA , Class B ................................ 9,739 723
1,784
4,182
China (42.0%):
Communication Services (1.6%):
Baidu, Inc. , Class A (a) ................................................... 59,100 826
China Tower Corp. Ltd. , Class H (b) .......................................... 854,583 960
Kuaishou Technology , Class B (b) ........................................... 189,853 1,007
XD, Inc. (a) ........................................................... 180,939 1,027
3,820
Consumer Discretionary (4.6%):
BYD Co. Ltd. ......................................................... 47,744 441
Chery Automobile Co. Ltd. , Class H ......................................... 366,235 1,137

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
21
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 281,870 $ 1,840
Great Wall Motor Co. Ltd. ................................................ 1,204,485 1,353
Haier Smart Home Co. Ltd. , Class A ......................................... 781,801 1,992
Li Ning Co. Ltd. ....................................................... 663,000 1,244
Midea Group Co. Ltd. , Class H ............................................. 194,235 2,046
Zhongsheng Group Holdings Ltd. (a) ......................................... 1,714,438 1,060
11,113
Consumer Staples (2.2%):
East Buy Holding Ltd. (a) (b) ............................................... 285,000 820
Hengan International Group Co. Ltd. ......................................... 928,500 2,574
Tsingtao Brewery Co. Ltd. , Class H .......................................... 356,000 1,954
5,348
Energy (2.8%):
China Coal Energy Co. Ltd. , Class H ......................................... 672,366 845
China Petroleum & Chemical Corp. , Class H ................................... 4,146,425 2,115
China Shenhua Energy Co. Ltd. , Class H ...................................... 357,575 1,829
PetroChina Co. Ltd. , Class H .............................................. 1,198,603 1,296
Yankuang Energy Group Co. Ltd. , Class H ..................................... 599,101 844
6,929
Financials (15.9%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,040,613 2,070
Bank of China Ltd. , Class H ............................................... 4,389,389 2,793
Bank of Communications Co. Ltd. , Class H .................................... 2,611,557 2,244
China CITIC Bank Corp. Ltd. , Class H ....................................... 2,376,531 2,015
China Construction Bank Corp. , Class H ...................................... 2,249,944 2,315
China Everbright Bank Co. Ltd. , Class H ...................................... 5,563,303 2,079
China Galaxy Securities Co. Ltd. , Class H ..................................... 1,426,365 1,339
China International Capital Corp. Ltd. , Class H (b) ............................... 589,552 1,579
China Life Insurance Co. Ltd. , Class H ....................................... 360,601 1,226
China Merchants Bank Co. Ltd. , Class H ...................................... 443,745 2,542
China Minsheng Banking Corp. Ltd. , Class H ................................... 5,450,945 2,182
China Pacific Insurance Group Co. Ltd. , Class H ................................ 218,516 749
CITIC Securities Co. Ltd. , Class H .......................................... 457,980 1,592
GF Securities Co. Ltd. , Class H ............................................. 664,791 1,440
Guotai Haitong Securities Co. Ltd. , Class H (b) .................................. 996,726 1,887
Huatai Securities Co. Ltd. , Class H (b) ........................................ 732,139 1,559
Industrial & Commercial Bank of China Ltd. , Class H ............................. 3,090,852 2,534
New China Life Insurance Co. Ltd. , Class H .................................... 222,037 1,303
Ping An Insurance Group Co. of China Ltd. .................................... 272,112 1,771
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 4,509,571 2,628
The People's Insurance Co. Group of China Ltd. , Class H .......................... 1,185,814 709
38,556
Health Care (3.2%):
3SBio, Inc. (a) (b) ....................................................... 374,551 807
China Resources Pharmaceutical Group Ltd. (b) ................................. 2,819,635 1,524
CSPC Pharmaceutical Group Ltd. ........................................... 1,115,708 992
Shanghai Conant Optical Co. Ltd. , Class H .................................... 181,600 727
Sinopharm Group Co. Ltd. , Class H .......................................... 1,240,448 2,516
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 65,444 1,283
7,849
Industrials (4.7%):
Air China Ltd. , Class H (a) ................................................ 2,010,000 1,087
China Eastern Airlines Corp. Ltd. , Class H (a) ................................... 1,960,000 790
China Southern Airlines Co. Ltd. , Class H (a) ................................... 2,356,000 1,018
Contemporary Amperex Technology Co. Ltd. , Class H ............................ 11,054 989
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 1,139,611 1,890
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 964,449 817
Sinotruk Hong Kong Ltd. ................................................. 221,213 1,087
Weichai Power Co. Ltd. , Class H ............................................ 169,521 737
Zhuzhou CRRC Times Electric Co. Ltd. , Class H ................................ 235,500 1,203

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
22
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
ZTO Express Cayman, Inc. ................................................ 83,550 $ 1,828
11,446
Information Technology (1.0%):
AAC Technologies Holdings, Inc. ........................................... 199,592 1,087
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. , Class H (b) ...................... 21,296 694
ZTE Corp. , Class H (c) ................................................... 250,818 730
2,511
Materials (3.0%):
Aluminum Corp. of China Ltd. , Class H ....................................... 701,169 667
Anhui Conch Cement Co. Ltd. , Class H ....................................... 743,282 1,589
China Hongqiao Group Ltd. ............................................... 165,764 424
China National Building Material Co. Ltd. , Class H .............................. 1,498,000 1,020
CMOC Group Ltd. , Class H ............................................... 397,020 768
Ganfeng Lithium Group Co. Ltd. , Class H (b) ................................... 85,400 548
Jiangxi Copper Co. Ltd. , Class H ............................................ 192,225 758
Shandong Gold Mining Co. Ltd. , Class H (b) ................................... 299,958 639
Zijin Mining Group Co. Ltd. , Class H ........................................ 267,553 935
7,348
Real Estate (1.3%):
Country Garden Services Holdings Co. Ltd. .................................... 3,256,438 2,018
Greentown China Holdings Ltd. (a) .......................................... 1,234,522 1,064
3,082
Utilities (1.7%):
CGN Power Co. Ltd. , Class H (b) ............................................ 4,486,000 1,533
China Longyuan Power Group Corp. Ltd. , Class H ............................... 2,100,101 1,339
Huaneng Power International, Inc. , Class H (c) .................................. 1,645,134 1,149
4,021
102,023
Colombia (0.5%):
Financials (0.5%):
Grupo Cibest SA ....................................................... 68,147 1,349
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (d) ........................................................ 14,913 —
Hungary (1.6%):
Energy (0.5%):
MOL Hungarian Oil & Gas PLC (a) .......................................... 91,879 1,093
Financials (0.5%):
OTP Bank Nyrt ........................................................ 8,638 1,276
Health Care (0.6%):
Richter Gedeon Nyrt .................................................... 37,109 1,437
3,806
India (8.9%):
Consumer Discretionary (2.8%):
Eicher Motors Ltd. ...................................................... 23,027 1,721
Sona Blw Precision Forgings Ltd. (b) ......................................... 238,305 1,561
Tata Motors Passenger Vehicles Ltd. ......................................... 333,274 1,240
Titan Co. Ltd. ......................................................... 47,627 2,216
6,738
Financials (1.5%):
Anand Rathi Wealth Ltd. .................................................. 117,990 2,464
Multi Commodity Exchange of India Ltd. ..................................... 39,410 1,181
3,645
Health Care (3.4%):
Aurobindo Pharma Ltd. .................................................. 129,239 2,156
Glenmark Pharmaceuticals Ltd. ............................................. 73,960 1,722
JB Chemicals & Pharmaceuticals Ltd. ........................................ 102,530 2,487

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
23
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Laurus Labs Ltd. (b) ..................................................... 116,472 $ 1,867
8,232
Industrials (0.8%):
Force Motors Ltd. ...................................................... 4,985 979
Hitachi Energy India Ltd. ................................................. 2,701 996
1,975
Materials (0.4%):
National Aluminium Co. Ltd. .............................................. 260,380 934
21,524
Indonesia (2.1%):
Consumer Staples (0.7%):
PT Indofood Sukses Makmur Tbk ........................................... 4,651,500 1,737
Energy (1.0%):
PT Alamtri Resources Indonesia Tbk ......................................... 8,869,821 1,121
PT United Tractors Tbk .................................................. 947,312 1,219
2,340
Industrials (0.4%):
PT Astra International Tbk ................................................ 3,977,883 1,006
5,083
Malaysia (4.5%):
Consumer Staples (1.2%):
SD Guthrie Bhd ........................................................ 1,911,700 2,805
Financials (1.1%):
RHB Bank Bhd ........................................................ 1,320,200 2,683
Health Care (0.9%):
IHH Healthcare Bhd ..................................................... 1,058,100 2,181
Industrials (0.6%):
Sime Darby Bhd ....................................................... 2,884,300 1,515
Materials (0.7%):
Press Metal Aluminium Holdings Bhd ........................................ 917,000 1,728
10,912
Mexico (3.0%):
Consumer Staples (1.9%):
Coca-Cola Femsa SAB de CV (c) ............................................ 141,917 1,501
Fomento Economico Mexicano SAB de CV .................................... 140,802 1,795
Kimberly-Clark de Mexico SAB de CV , Class A (c) ............................... 650,338 1,441
4,737
Materials (0.4%):
Cemex SAB de CV , Preference Shares ........................................ 826,246 992
Real Estate (0.7%):
Fibra Uno Administracion SA de CV ......................................... 921,913 1,580
7,309
Netherlands (0.9%):
Real Estate (0.9%):
NEPI Rockcastle NV (a) .................................................. 260,801 2,333
Peru (0.5%):
Financials (0.5%):
Credicorp Ltd. ......................................................... 3,115 1,214
Poland (0.9%):
Consumer Discretionary (0.3%):
LPP SA .............................................................. 149 724
Energy (0.3%):
ORLEN SA ........................................................... 23,696 798

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.3%):
Asseco Poland SA (c) .................................................... 14,416 $ 641
2,163
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (d) (e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 177,888 —
T-Tekhnologii MKPAO , GDR (a) (d) (e) ........................................ 15,868 —
—
Materials (0.0%):
PhosAgro PJSC , GDR (a) (d) (e) ............................................. 35,202 —
PhosAgro Public Joint , Class BL , GDR (a) (d) (e) ................................. 227 —
Severstal PAO (a) (d) (e) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (d) (e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC (a) (d) (e) .............................................. 23,475,472 —
—
South Africa (2.1%):
Consumer Discretionary (0.1%):
Naspers Ltd. , Class N .................................................... 7,263 364
Financials (0.7%):
Absa Group Ltd. ....................................................... 118,763 1,653
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd. ............................................ 102,486 982
Materials (0.2%):
Sasol Ltd. (a) .......................................................... 42,004 415
Real Estate (0.7%):
Growthpoint Properties Ltd. ............................................... 1,511,647 1,593
5,007
Taiwan (11.2%):
Financials (0.9%):
Yuanta Financial Holding Co. Ltd. ........................................... 1,051,000 2,167
Industrials (1.2%):
Evergreen Marine Corp. Taiwan Ltd. ......................................... 215,400 1,248
L&K Engineering Co. Ltd. ................................................ 34,183 990
Taiwan Glass Industry Corp. (a) ............................................. 273,000 641
2,879
Information Technology (9.1%):
ASE Technology Holding Co. Ltd. ........................................... 44,000 939
Catcher Technology Co. Ltd. ............................................... 205,000 1,345
Chroma ATE, Inc. ...................................................... 9,000 610
Compal Electronics, Inc. .................................................. 940,000 1,042
Compeq Manufacturing Co. Ltd. ............................................ 73,000 533
Delta Electronics, Inc. ................................................... 12,000 735
Elite Material Co. Ltd. ................................................... 5,000 846
EZconn Corp. ......................................................... 10,321 531
Foxconn Technology Co. Ltd. .............................................. 765,000 1,328
Gold Circuit Electronics Ltd. ............................................... 18,000 678
King Yuan Electronics Co. Ltd. ............................................. 77,000 816
Kinsus Interconnect Technology Corp. ........................................ 27,000 755
Macronix International Co. Ltd. (a) ........................................... 116,000 566
Nan Ya Printed Circuit Board Corp. .......................................... 24,000 893
Nanya Technology Corp. (a) ............................................... 56,000 795
Pegatron Corp. ......................................................... 687,000 1,807
Synnex Technology International Corp. ....................................... 638,000 1,825

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
25
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Transcend Information, Inc. ............................................... 65,166 $ 545
Tripod Technology Corp. ................................................. 66,000 1,073
Unimicron Technology Corp. .............................................. 19,000 638
United Microelectronics Corp. ............................................. 195,000 1,007
Winbond Electronics Corp. ................................................ 122,000 795
WinWay Technology Co. Ltd. .............................................. 2,000 508
WT Microelectronics Co. Ltd. .............................................. 113,000 759
Zhen Ding Technology Holding Ltd. ......................................... 45,000 890
22,259
27,305
Thailand (3.3%):
Consumer Staples (0.8%):
Charoen Pokphand Foods PCL ............................................. 3,428,600 2,023
Financials (2.0%):
Kasikornbank PCL ...................................................... 428,400 2,812
Krung Thai Bank PCL ................................................... 1,722,000 1,970
4,782
Materials (0.5%):
PTT Global Chemical PCL ................................................ 1,124,900 1,135
7,940
Turkey (5.3%):
Consumer Discretionary (0.8%):
Ford Otomotiv Sanayi A/S ................................................ 608,225 1,103
Tofas Turk Otomobil Fabrikasi A/S .......................................... 132,870 878
1,981
Consumer Staples (1.6%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 2,134,966 963
BIM Birlesik Magazalar A/S ............................................... 120,938 947
Coca-Cola Icecek A/S .................................................... 549,932 980
Migros Ticaret A/S (c) .................................................... 74,025 1,063
3,953
Energy (0.4%):
Turkiye Petrol Rafinerileri A/S ............................................. 186,609 910
Financials (0.2%):
Tera Yatirim Menkul Degerler A/S (a) ......................................... 108,342 411
Industrials (1.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 89,003 658
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S ................. 96,395 572
Enka Insaat ve Sanayi A/S ................................................ 438,750 851
Turk Hava Yollari AO .................................................... 135,859 950
Turkiye Sise ve Cam Fabrikalari A/S ......................................... 960,621 913
3,944
Information Technology (0.3%):
Destek Finans Faktoring A/S (a) ............................................. 9,883 768
Utilities (0.4%):
Enerjisa Enerji A/S (b) .................................................... 396,289 870
12,837
United Kingdom (0.4%):
Consumer Discretionary (0.4%):
Pepco Group NV ....................................................... 108,166 1,045
Total Common Stocks (Cost $231,402) 240,018
Short-Term Investments (1.8%)
Collateral for Securities Loaned (1.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (f) ........ $ 1,079,871 1,079
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (f) ............ 1,079,871 1,080
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (f) ................ 1,079,871 1,080

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
26
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Gazprom PJSC ....................................................
12/8/2017
723
$ —
Inter RAO UES PJSC ................................................
5/2/2018
1,576
—
PhosAgro PJSC , GDR ...............................................
12/21/2021
749
—
PhosAgro Public Joint , Class BL , GDR ...................................
12/21/2021
5
—
Sberbank of Russia PJSC .............................................
10/24/2017
634
—
Severstal PAO .....................................................
5/27/2021
881
—
T-Tekhnologii MKPAO , GDR ..........................................
2/26/2021
856
—
United Co. RUSAL International PJSC ...................................
11/30/2021
517
—
Total (–% of net assets)
$5,941
$—
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (f) . $ 1,079,871 $ 1,080
Total Short-Term Investments (Cost $4,319) 4,319
Total Investments (Cost $235,721) — 100.6% 244,337
Liabilities in excess of other assets — (0.6)% (1,444)
NET ASSETS - 100.00% $ 242,893
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $23,606
(thousands) and amounted to 9.7% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30, 2026
(amounts in thousands):
(f) Rate disclosed is the daily yield on June 30, 2026.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
27
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (10.6%):
Alphabet, Inc. , Class A ................................................... 96,545 $ 34,502
Alphabet, Inc. , Class C ................................................... 84,208 29,753
AST SpaceMobile, Inc. , Class A (a) .......................................... 4,043 359
AT&T, Inc. ........................................................... 113,861 2,357
Charter Communications, Inc. , Class A (a) (b) ................................... 1,461 208
Comcast Corp. , Class A .................................................. 57,998 1,424
EchoStar Corp. , Class A (a) ................................................ 2,100 213
Electronic Arts, Inc. ..................................................... 3,715 762
Fox Corp. , Class A ...................................................... 3,272 171
Fox Corp. , Class B ...................................................... 2,227 104
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 3,662 348
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 388 34
Live Nation Entertainment, Inc. (a) ........................................... 2,565 470
Meta Platforms, Inc. , Class A .............................................. 35,881 20,211
Netflix, Inc. (a) ......................................................... 68,599 4,898
News Corp. , Class A ..................................................... 6,023 150
News Corp. , Class B .................................................... 1,813 51
Omnicom Group, Inc. .................................................... 4,641 338
Reddit, Inc. , Class A (a) ................................................... 2,236 388
ROBLOX Corp. , Class A (a) ............................................... 10,131 551
Space Exploration Technologies Corp. , Class A (a) ............................... 8,904 1,521
Spotify Technology SA (a) ................................................. 2,510 1,153
Take-Two Interactive Software, Inc. (a) ........................................ 2,841 710
The Walt Disney Co. .................................................... 28,393 2,733
T-Mobile US, Inc. ...................................................... 8,138 1,365
Verizon Communications, Inc. .............................................. 68,501 2,900
Warner Bros Discovery, Inc. (a) ............................................. 39,268 1,047
108,721
Communications Equipment (1.1%):
Arista Networks, Inc. (a) .................................................. 13,821 2,348
Ciena Corp. (a) ......................................................... 1,836 901
Cisco Systems, Inc. ..................................................... 51,798 6,084
F5, Inc. (a) ............................................................ 739 307
Lumentum Holdings, Inc. (a) ............................................... 985 845
Motorola Solutions, Inc. .................................................. 2,201 914
11,399
Consumer Discretionary (5.0%):
Airbnb, Inc. , Class A (a) .................................................. 3,429 491
Amazon.com, Inc. (a) .................................................... 84,362 20,107
AutoZone, Inc. (a) ....................................................... 141 451
Best Buy Co., Inc. ...................................................... 1,715 130
Booking Holdings, Inc. ................................................... 6,875 1,225
Burlington Stores, Inc. (a) ................................................. 534 169
Carnival Corp. Ltd. ..................................................... 12,197 348
Carvana Co. , Class A (a) .................................................. 5,718 376
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 11,021 375
D.R. Horton, Inc. ....................................................... 2,238 365
Darden Restaurants, Inc. .................................................. 978 201
DoorDash, Inc. , Class A (a) ................................................ 3,224 595
eBay, Inc. ............................................................ 3,799 425
Expedia Group, Inc. ..................................................... 1,001 256
Ford Motor Co. ........................................................ 33,572 467
Garmin Ltd. ........................................................... 1,425 339
General Motors Co. ..................................................... 7,793 601
Hilton Worldwide Holdings, Inc. ............................................ 1,934 639
Las Vegas Sands Corp. ................................................... 2,375 110
Lennar Corp. , Class A .................................................... 1,870 169
Lennar Corp. , Class B ................................................... 81 7
Lowe's Cos., Inc. ....................................................... 4,848 1,069
Lululemon Athletica, Inc. (a) ............................................... 861 98

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
28
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Marriott International, Inc. , Class A .......................................... 1,876 $ 695
McDonald's Corp. ...................................................... 6,114 1,653
NIKE, Inc. , Class B ..................................................... 9,977 410
NVR, Inc. (a) .......................................................... 22 150
O'Reilly Automotive, Inc. (a) ............................................... 7,109 655
PulteGroup, Inc. ........................................................ 1,678 230
Rivian Automotive, Inc. , Class A (a) .......................................... 6,579 114
Ross Stores, Inc. ....................................................... 2,675 569
Royal Caribbean Cruises Ltd. .............................................. 2,234 709
Somnigroup International, Inc. ............................................. 1,778 139
Starbucks Corp. ........................................................ 9,818 1,003
Tapestry, Inc. .......................................................... 1,728 253
Tesla, Inc. (a) .......................................................... 25,063 10,542
The Home Depot, Inc. ................................................... 8,720 3,075
The TJX Cos., Inc. ...................................................... 9,521 1,442
Tractor Supply Co. ...................................................... 4,508 143
Ulta Beauty, Inc. (a) ..................................................... 370 167
Viking Holdings Ltd. (a) .................................................. 1,796 188
Williams-Sonoma, Inc. ................................................... 1,011 236
Yum! Brands, Inc. ...................................................... 2,380 380
51,766
Electronic Equipment, Instruments & Components (1.0%):
Amphenol Corp. , Class A ................................................. 16,219 2,860
CDW Corp. ........................................................... 1,681 236
Coherent Corp. (a) ...................................................... 2,482 979
Corning, Inc. .......................................................... 10,523 2,688
Fabrinet (a) ............................................................ 458 257
Jabil, Inc. ............................................................ 1,368 527
Keysight Technologies, Inc. (a) ............................................. 2,238 784
TD SYNNEX Corp. ..................................................... 937 251
TE Connectivity PLC .................................................... 3,841 774
Teledyne Technologies, Inc. (a) ............................................. 604 403
9,759
Financials (19.4%):
Affirm Holdings, Inc. , Class A (a) ............................................ 7,266 593
Aflac, Inc. ............................................................ 11,596 1,360
American Express Co. ................................................... 17,304 5,853
American International Group, Inc. .......................................... 13,557 1,010
Ameriprise Financial, Inc. ................................................. 2,279 1,046
Aon PLC , Class A ...................................................... 5,398 1,790
Apollo Global Management, Inc. ............................................ 10,345 1,224
Arch Capital Group Ltd. (a) ................................................ 8,695 844
Ares Management Corp. , Class A (b) ......................................... 5,233 583
Arthur J. Gallagher & Co. ................................................. 6,468 1,485
Bank of America Corp. ................................................... 181,219 10,326
Berkshire Hathaway, Inc. , Class A (a) ......................................... 8 5,991
Berkshire Hathaway, Inc. , Class B (a) ......................................... 35,484 17,756
BlackRock, Inc. ........................................................ 7,205 6,928
Blackstone, Inc. ........................................................ 18,306 2,154
Block, Inc. , Class A (a) ................................................... 13,448 1,022
Brown & Brown, Inc. .................................................... 7,423 476
Capital One Financial Corp. ............................................... 15,541 3,118
Cboe Global Markets, Inc. ................................................ 2,648 643
Chubb Ltd. ........................................................... 9,874 3,364
Cincinnati Financial Corp. ................................................ 3,885 719
Citigroup, Inc. ......................................................... 43,598 6,102
Citizens Financial Group, Inc. .............................................. 10,707 750
CME Group, Inc. , Class A ................................................. 9,132 2,017
Coinbase Global, Inc. , Class A (a) ........................................... 5,406 790
Corpay, Inc. (a) ......................................................... 1,600 533
Fidelity National Information Services, Inc. .................................... 13,197 513
Fifth Third Bancorp ..................................................... 23,032 1,298

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
29
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
First Citizens Bancshares, Inc. , Class A ....................................... 199 $ 414
Fiserv, Inc. (a) .......................................................... 13,562 665
Global Payments, Inc. .................................................... 5,828 423
Huntington Bancshares, Inc. ............................................... 51,338 910
Interactive Brokers Group, Inc. , Class A ....................................... 10,867 946
Intercontinental Exchange, Inc. ............................................. 14,301 1,761
JPMorgan Chase & Co. .................................................. 67,745 22,175
KeyCorp ............................................................. 27,696 638
KKR & Co., Inc. ....................................................... 17,471 1,604
Loews Corp. .......................................................... 4,277 484
LPL Financial Holdings, Inc. ............................................... 2,003 564
M&T Bank Corp. ....................................................... 3,734 889
Markel Group, Inc. (a) .................................................... 310 605
Marsh & McLennan Cos., Inc. ............................................. 12,344 2,057
Mastercard, Inc. , Class A ................................................. 20,626 10,594
MetLife, Inc. .......................................................... 13,699 1,159
Moody's Corp. ......................................................... 4,463 2,021
Morgan Stanley ........................................................ 30,351 6,345
MSCI, Inc. , Class A ..................................................... 1,798 1,007
Nasdaq, Inc. .......................................................... 11,358 895
Northern Trust Corp. .................................................... 4,597 799
PayPal Holdings, Inc. .................................................... 22,457 970
Principal Financial Group, Inc. ............................................. 5,333 575
Prudential Financial, Inc. ................................................. 8,832 953
Raymond James Financial, Inc. ............................................. 4,421 672
Regions Financial Corp. .................................................. 21,771 657
Robinhood Markets, Inc. , Class A (a) ......................................... 19,245 1,930
Rocket Cos., Inc. , Class A (a) ............................................... 25,313 399
S&P Global, Inc. ....................................................... 7,522 3,063
SoFi Technologies, Inc. (a) ................................................. 32,157 577
State Street Corp. ....................................................... 7,037 1,193
Synchrony Financial ..................................................... 8,483 645
T. Rowe Price Group, Inc. ................................................. 5,372 611
The Allstate Corp. ...................................................... 6,537 1,555
The Bank of New York Mellon Corp. ......................................... 17,329 2,506
The Carlyle Group, Inc. .................................................. 6,674 281
The Charles Schwab Corp. ................................................ 41,358 3,816
The Goldman Sachs Group, Inc. ............................................ 7,420 7,504
The Hartford Insurance Group, Inc. .......................................... 6,956 922
The PNC Financial Services Group, Inc. ...................................... 10,175 2,505
The Progressive Corp. ................................................... 14,871 3,249
The Travelers Cos., Inc. .................................................. 5,415 1,788
Truist Financial Corp. .................................................... 31,760 1,582
U.S. Bancorp .......................................................... 39,352 2,377
Visa, Inc. , Class A ...................................................... 42,198 14,478
W.R. Berkley Corp. ..................................................... 5,784 408
Wells Fargo & Co. ...................................................... 77,835 6,432
Willis Towers Watson PLC ................................................ 2,405 629
199,520
Health Care (17.9%):
Abbott Laboratories ..................................................... 37,989 3,447
AbbVie, Inc. .......................................................... 109,787 27,627
Agilent Technologies, Inc. ................................................. 8,495 1,128
Alnylam Pharmaceuticals, Inc. (a) ........................................... 8,278 2,492
Amgen, Inc. ........................................................... 33,243 12,038
Becton Dickinson & Co. .................................................. 6,092 922
Biogen, Inc. (a) ......................................................... 9,173 1,982
Boston Scientific Corp. (a) ................................................. 32,019 1,367
Bristol-Myers Squibb Co. ................................................. 44,876 2,586
Cardinal Health, Inc. .................................................... 5,157 1,225
Cencora, Inc. .......................................................... 4,273 1,209
Centene Corp. (a) ....................................................... 10,560 678
CVS Health Corp. ...................................................... 27,976 2,894

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
30
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Danaher Corp. ......................................................... 19,467 $ 3,708
Dexcom, Inc. (a) ........................................................ 8,343 562
Edwards Lifesciences Corp. (a) ............................................. 12,459 1,127
Elevance Health, Inc. .................................................... 4,759 1,840
Eli Lilly & Co. ......................................................... 18,931 22,706
GE HealthCare Technologies, Inc. ........................................... 10,067 644
Gilead Sciences, Inc. .................................................... 76,743 9,696
HCA Healthcare, Inc. .................................................... 3,290 1,283
Humana, Inc. .......................................................... 2,652 1,053
IDEXX Laboratories, Inc. (a) ............................................... 1,720 905
Illumina, Inc. (a) ........................................................ 4,534 797
Incyte Corp. (a) ......................................................... 12,369 1,402
Insmed, Inc. (a) ......................................................... 13,269 1,415
Intuitive Surgical, Inc. (a) ................................................. 7,721 3,070
IQVIA Holdings, Inc. (a) .................................................. 5,030 972
Johnson & Johnson ..................................................... 52,787 13,406
Labcorp Holdings, Inc. ................................................... 1,803 505
McKesson Corp. ....................................................... 2,631 1,988
Medline, Inc. , Class A (a) (b) ............................................... 9,886 390
Medtronic PLC ........................................................ 28,088 2,197
Merck & Co., Inc. ...................................................... 54,722 7,032
Mettler-Toledo International, Inc. (a) ......................................... 599 765
Moderna, Inc. (a) (b) ..................................................... 22,271 1,560
Natera, Inc. (a) ......................................................... 8,622 2,340
Pfizer, Inc. ............................................................ 126,075 3,036
Quest Diagnostics, Inc. ................................................... 2,419 513
Regeneron Pharmaceuticals, Inc. ............................................ 6,277 3,914
ResMed, Inc. .......................................................... 3,178 619
Revolution Medicines, Inc. (a) .............................................. 11,643 2,181
Royalty Pharma PLC , Class A .............................................. 8,860 497
STERIS PLC .......................................................... 2,144 451
Stryker Corp. .......................................................... 7,917 2,493
Tenet Healthcare Corp. (a) ................................................. 1,865 349
The Cigna Group ....................................................... 5,690 1,569
Thermo Fisher Scientific, Inc. .............................................. 11,152 5,591
United Therapeutics Corp. (a) .............................................. 2,528 1,370
UnitedHealth Group, Inc. ................................................. 19,967 8,299
Veeva Systems, Inc. , Class A (a) ............................................. 3,254 578
Vertex Pharmaceuticals, Inc. (a) ............................................. 15,731 7,814
Viatris, Inc. ........................................................... 24,856 395
Waters Corp. (a) ........................................................ 2,969 1,114
West Pharmaceutical Services, Inc. .......................................... 2,100 754
Zimmer Biomet Holdings, Inc. ............................................. 4,265 367
Zoetis, Inc. , Class A ..................................................... 9,229 663
183,525
Industrials (5.1%):
C.H. Robinson Worldwide, Inc. ............................................. 5,265 992
CSX Corp. ............................................................ 115,072 5,469
Delta Air Lines, Inc. ..................................................... 47,720 4,470
Expeditors International of Washington, Inc. .................................... 5,877 958
FedEx Corp. .......................................................... 9,971 3,122
J.B. Hunt Transport Services, Inc. ........................................... 4,675 1,353
Norfolk Southern Corp. .................................................. 13,940 4,385
Old Dominion Freight Line, Inc. ............................................ 11,524 2,496
Southwest Airlines Co. ................................................... 35,501 1,826
Uber Technologies, Inc. (a) ................................................ 121,821 8,791
Union Pacific Corp. ..................................................... 36,795 10,008
United Airlines Holdings, Inc. (a) ............................................ 23,831 3,241
United Parcel Service, Inc. , Class B .......................................... 33,036 3,551
XPO, Inc. (a) .......................................................... 7,039 1,445
52,107

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
31
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
IT Services (0.9%):
Accenture PLC , Class A .................................................. 8,078 $ 1,005
Akamai Technologies, Inc. (a) .............................................. 1,836 217
Cloudflare, Inc. , Class A (a) ................................................ 4,207 1,032
Cognizant Technology Solutions Corp. , Class A ................................. 6,323 245
CoreWeave, Inc. , Class A (a) ............................................... 4,398 438
International Business Machines Corp. ........................................ 12,164 3,421
MongoDB, Inc. , Class A (a) ................................................ 1,013 340
Okta, Inc. , Class A (a) .................................................... 2,187 298
Snowflake, Inc. , Class A (a) ................................................ 4,465 1,136
Twilio, Inc. , Class A (a) ................................................... 2,095 432
VeriSign, Inc. .......................................................... 1,199 302
8,866
Materials (4.9%):
Air Products and Chemicals, Inc. ............................................ 9,963 2,921
Albemarle Corp. ....................................................... 5,088 687
Alcoa Corp. ........................................................... 11,157 582
Amcor PLC ........................................................... 20,928 907
Coeur Mining, Inc. ...................................................... 43,632 712
Corteva, Inc. .......................................................... 30,013 2,542
Dow, Inc. ............................................................ 31,454 861
DuPont de Nemours, Inc. ................................................. 5,788 785
Ecolab, Inc. ........................................................... 11,448 3,189
Freeport-McMoRan, Inc. ................................................. 61,718 3,881
International Flavors & Fragrances, Inc. ....................................... 11,484 910
International Paper Co. ................................................... 23,559 898
Linde PLC ............................................................ 20,795 10,791
LyondellBasell Industries NV , Class A ........................................ 11,234 591
Martin Marietta Materials, Inc. ............................................. 2,713 1,565
Newmont Corp. ........................................................ 45,698 4,268
Nucor Corp. ........................................................... 10,259 2,285
Packaging Corp. of America ............................................... 3,921 934
PPG Industries, Inc. ..................................................... 10,089 1,224
Reliance, Inc. .......................................................... 2,280 852
Royal Gold, Inc. ........................................................ 3,648 728
Smurfit Westrock PLC ................................................... 23,641 1,094
Steel Dynamics, Inc. ..................................................... 6,032 1,384
The Sherwin-Williams Co. ................................................ 10,508 3,618
Vulcan Materials Co. .................................................... 5,895 1,739
49,948
Semiconductors & Semiconductor Equipment (15.8%):
Advanced Micro Devices, Inc. (a) ............................................ 21,510 12,495
Analog Devices, Inc. .................................................... 6,458 2,565
Applied Materials, Inc. ................................................... 10,471 7,571
Astera Labs, Inc. (a) ..................................................... 1,914 924
Broadcom, Inc. ........................................................ 62,805 23,725
Credo Technology Group Holding Ltd. (a) ..................................... 2,239 609
Entegris, Inc. .......................................................... 1,967 354
First Solar, Inc. (a) ...................................................... 1,367 323
GLOBALFOUNDRIES, Inc. .............................................. 1,723 142
Intel Corp. (a) .......................................................... 57,032 7,963
KLA Corp. ........................................................... 17,263 5,208
Lam Research Corp. ..................................................... 16,523 7,160
Lattice Semiconductor Corp. (a) ............................................. 1,769 271
MACOM Technology Solutions Holdings, Inc. (a) ................................ 911 347
Marvell Technology, Inc. ................................................. 11,535 3,436
Microchip Technology, Inc. ................................................ 7,019 640
Micron Technology, Inc. .................................................. 15,015 17,332
MKS, Inc. ............................................................ 841 374
Monolithic Power Systems, Inc. ............................................ 623 861
NVIDIA Corp. ......................................................... 309,617 61,951
ON Semiconductor Corp. (a) ............................................... 5,160 488

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
32
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Qnity Electronics, Inc. ................................................... 2,757 $ 450
QUALCOMM, Inc. ..................................................... 13,736 2,538
SiTime Corp. (a) ........................................................ 287 214
Teradyne, Inc. ......................................................... 2,085 1,009
Texas Instruments, Inc. ................................................... 12,025 3,584
162,534
Software (6.2%):
Adobe, Inc. (a) ......................................................... 5,309 1,088
AppLovin Corp. , Class A (a) ............................................... 3,347 1,724
Atlassian Corp. , Class A (a) ................................................ 2,093 163
Autodesk, Inc. (a) ....................................................... 2,778 540
Cadence Design Systems, Inc. (a) ............................................ 3,611 1,355
Circle Internet Group, Inc. , Class A (a) ........................................ 2,383 149
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 3,230 2,465
Datadog, Inc. , Class A (a) ................................................. 4,274 1,113
Fair Isaac Corp. (a) ...................................................... 298 356
Fortinet, Inc. (a) ........................................................ 8,003 1,229
Gen Digital, Inc. ....................................................... 7,204 179
Intuit, Inc. ............................................................ 3,539 924
Microsoft Corp. ........................................................ 96,833 36,121
Oracle Corp. .......................................................... 22,276 3,264
Palantir Technologies, Inc. , Class A (a) ........................................ 28,672 3,345
Palo Alto Networks, Inc. (a) ................................................ 10,568 3,604
PTC, Inc. (a) ........................................................... 1,534 174
Roper Technologies, Inc. .................................................. 1,347 456
Salesforce, Inc. ........................................................ 10,383 1,627
ServiceNow, Inc. (a) ..................................................... 13,250 1,315
Strategy, Inc. , Class A (a) .................................................. 4,310 375
Synopsys, Inc. (a) ....................................................... 2,409 1,075
Workday, Inc. , Class A (a) ................................................. 2,586 317
Zoom Communications, Inc. , Class A (a) ...................................... 3,472 300
Zscaler, Inc. (a) ......................................................... 1,386 196
63,454
Technology Hardware, Storage & Peripherals (6.8%):
Apple, Inc. ........................................................... 194,499 56,280
Dell Technologies, Inc. , Class C ............................................ 4,033 1,740
Everpure, Inc. , Class A (a) ................................................. 4,114 324
Hewlett Packard Enterprise Co. ............................................. 17,378 784
HP, Inc. .............................................................. 11,998 263
IonQ, Inc. (a) (b) ........................................................ 4,708 251
NetApp, Inc. .......................................................... 2,531 392
Sandisk Corp. (a) ....................................................... 1,959 4,454
Seagate Technology Holdings PLC .......................................... 2,874 2,773
Super Micro Computer, Inc. (a) (b) ........................................... 6,882 202
Western Digital Corp. .................................................... 4,386 2,802
70,265
Utilities (4.9%):
Alliant Energy Corp. .................................................... 9,184 701
Ameren Corp. ......................................................... 9,817 1,110
American Electric Power Co., Inc. ........................................... 19,271 2,636
American Water Works Co., Inc. ............................................ 6,939 913
Atmos Energy Corp. ..................................................... 5,954 1,026
CenterPoint Energy, Inc. .................................................. 23,166 1,020
CMS Energy Corp. ...................................................... 10,893 833
Consolidated Edison, Inc. ................................................. 13,057 1,444
Constellation Energy Corp. ................................................ 11,966 2,972
Dominion Energy, Inc. ................................................... 31,170 2,129
DTE Energy Co. ....................................................... 7,387 1,126
Duke Energy Corp. ...................................................... 27,647 3,500
Edison International ..................................................... 13,664 1,017
Entergy Corp. ......................................................... 16,235 1,865
Evergy, Inc. ........................................................... 8,092 699

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
33
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eversource Energy ...................................................... 13,320 $ 963
Exelon Corp. .......................................................... 36,345 1,694
FirstEnergy Corp. ....................................................... 20,484 974
NextEra Energy, Inc. .................................................... 73,705 6,469
NiSource, Inc. ......................................................... 16,880 803
NRG Energy, Inc. ....................................................... 7,118 1,040
PG&E Corp. .......................................................... 78,016 1,312
PPL Corp. ............................................................ 26,647 969
Public Service Enterprise Group, Inc. ......................................... 17,673 1,434
Sempra .............................................................. 23,149 2,146
Talen Energy Corp. (a) ................................................... 1,579 607
The Southern Co. ....................................................... 39,891 3,818
Vistra Corp. ........................................................... 11,785 1,869
WEC Energy Group, Inc. ................................................. 11,535 1,347
Xcel Energy, Inc. ....................................................... 22,256 1,787
50,223
Total Common Stocks (Cost $796,012)
a
a
a
1,022,087
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc. , expiring 4/9/29 (a) (d) ............................................ 4,065 — (e)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring 1/4/27 (a) (d) ................................... 532 1
Total Rights (Cost $—)
a
a
a
1
Short-Term Investments (0.1%)
Collateral for Securities Loaned (0.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (f) ........ 243,265 244
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (f) ............ 243,265 243
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (f) ................ 243,265 243
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (f) . 243,265 243
973
Total Short-Term Investments (Cost $973)
a
a
a
973
Total Investments (Cost $796,985) — 99.7% 1,023,061
Other assets in excess of liabilities —  0.3% 3,460
NET ASSETS - 100.00% $ 1,026,521
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on June 30, 2026.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF
34
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (99.4%)
iShares Biotechnology ETF ................................................ 10,753 $ 2,045
iShares Core MSCI Europe ETF ............................................ 119,618 8,992
iShares Core S&P Small-Cap ETF ........................................... 20,636 3,061
iShares Expanded Tech Sector ETF .......................................... 12,099 1,979
iShares U.S. Transportation ETF ............................................ 22,811 1,979
State Street Communication Services Select Sector SPDR ETF ...................... 32,910 3,526
State Street Consumer Discretionary Select Sector SPDR ETF ....................... 16,833 1,974
State Street Financial Select Sector SPDR ETF .................................. 142,155 7,621
State Street Health Care Select Sector SPDR ETF ................................ 31,458 4,991
State Street Materials Select Sector SPDR ETF .................................. 37,640 1,913
State Street Technology Select Sector SPDR ETF ................................ 57,180 10,894
State Street Utilities Select Sector SPDR ETF ................................... 42,485 1,926
Vanguard FTSE All-World ex-US ETF ........................................ 89,138 7,465
Vanguard FTSE Pacific ETF ............................................... 12,957 1,499
Total Exchange-Traded Funds (Cost $53,782)
a
a
a
59,865
Total Investments (Cost $53,782) — 99.4% 59,865
Other assets in excess of liabilities —  0.6% 373
NET ASSETS - 100.00% $ 60,238
At June 30, 2026, the foreign securities held by the underlying Funds were 29.8% of net assets.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
June 30, 2026
35
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments, at value (Cost $224,642 and $1,570,065) $ 259,157 $ 1,808,576 (a)
Cash 631 9,759
Futures contracts collateral 71 861
Receivables:
Dividends, interest, and securities lending income 372 2,951
Investments sold — 144
From Adviser 4 —
Variation margin on open futures contracts 5 50
Reclaims 2 —
Prepaid expenses 1 7
Total Assets 260,243 1,822,348
Liabilities:
Payables:
Collateral received on loaned securities — 73,983
Investments purchased — 335
Accrued expenses and other payables:
Investment advisory fees 32 213
Administration fees 4 62
Custodian fees 2 11
Compliance fees — (b) 1
Trustees' fees — (b) — (b)
Other accrued expenses 24 118
Total Liabilities 62 74,723
Commitments and contingencies (Note 5 )
Net Assets:
Capital 259,881 1,594,540
Total accumulated earnings (loss) 300 153,085
Net Assets $ 260,181 $ 1,747,625
Shares outstanding (unlimited shares authorized, no par value): 2,450 15,900
Net asset value: $ 106.20 $ 109.91
(a) Includes $72,029 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2026
36
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments, at value (Cost $295,024 and $235,721) $ 332,501 (a) $ 244,337 (b)
Foreign currency, at value (Cost $430 and $512) 429 512
Cash 3,143 619
Futures contracts collateral 209 183
Receivables:
Dividends, interest, and securities lending income 614 2,194
From Adviser 5 —
Variation margin on open futures contracts 9 —
Reclaims 926 16
Prepaid expenses 2 1
Total Assets 337,838 247,862
Liabilities:
Payables:
Collateral received on loaned securities 13,870 4,319
Investments purchased 482 227
Accrued foreign capital gains taxes — 266
Accrued expenses and other payables:
Investment advisory fees 69 69
Administration fees 6 4
Custodian fees 18 42
Compliance fees — (c) — (c)
Trustees' fees — (c) — (c)
Other accrued expenses 29 42
Total Liabilities 14,474 4,969
Commitments and contingencies (Note 5 )
Net Assets:
Capital 295,993 237,544
Total accumulated earnings (loss) 27,371 5,349
Net Assets $ 323,364 $ 242,893
Shares outstanding (unlimited shares authorized, no par value): 4,500 4,200
Net asset value: $ 71.86 $ 57.83
(a) Includes $13,199 thousand of securities on loan.
(b) Includes $3,501 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2026
37
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Assets:
Investments, at value (Cost $796,985 and $53,782) $ 1,023,061 (a) $ 59,865
Cash 4,469 407
Receivables:
Dividends, interest, and securities lending income 329 2
Capital shares issued 3,058 692
Investments sold 502 —
From Adviser 10 5
Reclaims — (b) —
Prepaid expenses 4 — (b)
Total Assets 1,031,433 60,971
Liabilities:
Payables:
Collateral received on loaned securities 973 —
Investments purchased 3,010 688
Capital shares redeemed 510 —
Accrued expenses and other payables:
Investment advisory fees 330 24
Administration fees 17 1
Custodian fees 7 1
Compliance fees 1 — (b)
Trustees' fees — (b) — (b)
Other accrued expenses 64 19
Total Liabilities 4,912 733
Commitments and contingencies (Note 5 )
Net Assets:
Capital 810,689 54,052
Total accumulated earnings (loss) 215,832 6,186
Net Assets $ 1,026,521 $ 60,238
Shares outstanding (unlimited shares authorized, no par value): 20,140 1,740
Net asset value: $ 50.97 $ 34.62
(a) Includes $1,467 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2026
38
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 4,376 $ 29,966
Interest 22 143
Securities lending (net of fees) 1 153
Foreign tax withholding — (15)
Total Income 4,399 30,247
Expenses:
Investment advisory fees 316 1,921
Administration fees 95 576
Sub-Administration fees 20 20
Custodian fees 11 53
Trustees' fees 11 56
Compliance fees 2 10
Legal and audit fees 19 69
Printing fees — 83
Other expenses 30 83
Total Expenses 504 2,871
Expenses waived/reimbursed by Adviser (83) —
Net Expenses 421 2,871
Net Investment Income (Loss) 3,978 27,376
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 29,356 (12,581)
Net realized gains (losses) from futures contracts 130 1,233
Net realized gains (losses) from in-kind redemptions 1,123 159,539
Net change in unrealized appreciation/depreciation on investment securities 17,052 212,255
Net change in unrealized appreciation/depreciation on futures contracts (16) 45
Net realized/unrealized gains (losses) on investments 47,645 360,491
Change in net assets resulting from operations $ 51,623 $ 387,867

Statements of Operations
For the Year Ended June 30, 2026
39
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 11,209 $ 9,475
Interest 62 42
Securities lending (net of fees) 66 104
Foreign tax withholding (1,361) (1,155)
Total Income 9,976 8,466
Expenses:
Investment advisory fees 736 720
Administration fees 133 109
Sub-Administration fees 20 22
Custodian fees 105 141
Trustees' fees 15 13
Compliance fees 2 2
Legal and audit fees 21 45
Line of credit fees — (a) 22
Printing fees 15 16
Other expenses 17 15
Recoupment of prior expenses waived/reimbursed by Adviser 48 35
Total Expenses 1,112 1,140
Expenses waived/reimbursed by Adviser (81) (59)
Net Expenses 1,031 1,081
Net Investment Income (Loss) 8,945 7,385
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 45,386 16,272
Foreign taxes on realized gains — (69)
Net realized gains (losses) from futures contracts 262 331
Net realized gains (losses) from in-kind redemptions 28,600 26,139
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (13,370) (18,120)
Net change in unrealized appreciation/depreciation on futures contracts (37) (7)
Net change in accrued foreign taxes on unrealized gains — 400
Net realized/unrealized gains (losses) on investments 60,841 24,946
Change in net assets resulting from operations $ 69,786 $ 32,331

Statements of Operations
For the Year Ended June 30, 2026
40
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Investment Income:
Dividends $ 9,230 $ 673
Interest 73 —
Securities lending (net of fees) 27 9
Foreign tax withholding — (a) —
Total Income 9,330 682
Expenses:
Investment advisory fees 3,022 162
Administration fees 340 14
Sub-Administration fees 20 17
Custodian fees 33 2
Trustees' fees 34 3
Compliance fees 6 — (a)
Legal and audit fees 46 8
Printing fees 33 12
Other expenses 50 15
Recoupment of prior expenses waived/reimbursed by Adviser 88 —
Total Expenses 3,672 233
Expenses waived/reimbursed by Adviser (192) (45)
Net Expenses 3,480 188
Net Investment Income (Loss) 5,850 494
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 5,878 (33)
Net realized gains (losses) from futures contracts 92 —
Net realized gains (losses) from in-kind redemptions 22,136 692
Net change in unrealized appreciation/depreciation on investment securities 100,300 5,880
Net change in unrealized appreciation/depreciation on futures contracts (57) —
Net realized/unrealized gains (losses) on investments 128,349 6,539
Change in net assets resulting from operations $ 134,199 $ 7,033
(a) Rounds to less than $1 thousand.

41
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
04
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,978 $ 2,972 $ 27,376 $ 9,529
Net realized gains (losses) 30,609 20,711 148,191 11,362
Net change in unrealized appreciation/depreciation 17,036 1,016 212,300 1,120
Change in net assets resulting from operations 51,623 24,699 387,867 22,011
Change in net assets resulting from distributions to shareholders (3,846) (2,873) (25,284) (8,549)
Change in net assets resulting from capital transactions 46,283 (5,607) 431,268 715,381
Change in net assets 94,060 16,219 793,851 728,843
Net Assets:
Beginning of period 166,121 149,902 953,774 224,931
End of period $ 260,181 $ 166,121 $ 1,747,625 $ 953,774
Capital Transactions:
Proceeds from shares issued $ 51,568 $ 43,502 $ 1,005,263 $ 841,565
Cost of shares redeemed (5,285) (49,109) (573,995) (126,184)
Change in net assets resulting from capital transactions $ 46,283 $ (5,607) $ 431,268 $ 715,381
Share Transactions:
Issued 550 550 10,250 10,000
Redeemed (50) (600) (5,700) (1,550)
Change in Shares 500 (50) 4,550 8,450

42
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,945 $ 8,264 $ 7,385 $ 7,543
Net realized gains (losses) 74,248 24,595 42,673 11,222
Net change in unrealized appreciation/depreciation (13,407) 28,720 (17,727) 3,793
Change in net assets resulting from operations 69,786 61,579 32,331 22,558
Change in net assets resulting from distributions to shareholders (9,884) (11,409) (7,045) (11,751)
Change in net assets resulting from capital transactions (1,491) (7,876) (7,903) 23,937
Change in net assets 58,411 42,294 17,383 34,744
Net Assets:
Beginning of period 264,953 222,659 225,510 190,766
End of period $ 323,364 $ 264,953 $ 242,893 $ 225,510
Capital Transactions:
Proceeds from shares issued $ 76,063 $ — $ 79,982 $ 26,315
Cost of shares redeemed (77,554) (7,876) (87,885) (2,378)
Change in net assets resulting from capital transactions $ (1,491) $ (7,876) $ (7,903) $ 23,937
Share Transactions:
Issued 1,050 — 1,400 550
Redeemed (1,100) (150) (1,550) (50)
Change in Shares (50) (150) (150) 500

43
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares WestEnd Global
Equity ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,850 $ 3,744 $ 494 $ 91
Net realized gains (losses) 28,106 20,583 659 —
Net change in unrealized appreciation/depreciation 100,243 45,636 5,880 211
Change in net assets resulting from operations 134,199 69,963 7,033 302
Change in net assets resulting from distributions to shareholders (5,875) (3,588) (296) (90)
Change in net assets resulting from capital transactions 338,896 113,985 48,690 2,098
Change in net assets 467,220 180,360 55,427 2,310
Net Assets:
Beginning of period 559,301 378,941 4,811 2,501
End of period $ 1,026,521 $ 559,301 $ 60,238 $ 4,811
Capital Transactions:
Proceeds from shares issued $ 389,479 $ 219,753 $ 54,287 $ 9,829
Cost of shares redeemed (50,583) (105,768) (5,597) (7,731)
Change in net assets resulting from capital transactions $ 338,896 $ 113,985 $ 48,690 $ 2,098
Share Transactions:
Issued 8,250 5,520 1,750 370
Redeemed (1,090) (2,690) (180) (300)
Change in Shares 7,160 2,830 1,570 70

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
SO
VictoryShares US Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $85.19 $74.95 $64.19 $60.10 $65.66
Investment Activities:
Net investment income (loss)(a) 1.79 1.53 1.25 1.25 1.07
Net realized and unrealized gains (losses) 20.94 10.21 10.84 4.11 (5.52)
Total from Investment Activities 22.73 11.74 12.09 5.36 (4.45)
Distributions to Shareholders from:
Net investment income (1.72) (1.50) (1.33) (1.27) (1.11)
Total Distributions (1.72) (1.50) (1.33) (1.27) (1.11)
Net Asset Value, End of Period $106.20 $85.19 $74.95 $64.19 $60.10
Total Return(b) 26.96% 15.81% 19.08% 8.99% (6.94)%
Ratios to Average Net Assets:
Net Expenses(c) 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss) 1.89% 1.90% 1.85% 2.00% 1.59%
Gross Expenses(c) 0.24% 0.25% 0.26% 0.26% 0.27%
Supplemental Data:
Net Assets at end of period (000's) $260,181 $166,121 $149,902 $192,568 $267,461
Portfolio Turnover(d) 101% 95% 118% 101% 53%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

45
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $84.03 $77.56 $66.86 $60.55 $72.20
Investment Activities:
Net investment income (loss)(a) 2.03 1.45 1.04 1.12 0.88
Net realized and unrealized gains (losses) 25.76 6.59 10.73 6.29 (11.79)
Total from Investment Activities 27.79 8.04 11.77 7.41 (10.91)
Distributions to Shareholders from:
Net investment income (1.91) (1.57) (1.07) (1.10) (0.74)
Total Distributions (1.91) (1.57) (1.07) (1.10) (0.74)
Net Asset Value, End of Period $109.91 $84.03 $77.56 $66.86 $60.55
Total Return(b) 33.49% 10.46% 17.77% 12.33% (15.24)%
Ratios to Average Net Assets:
Net Expenses(c) 0.22% 0.25% 0.24%(d) 0.24%(d) 0.24%(d)
Net Investment Income (Loss) 2.13% 1.77% 1.45% 1.75% 1.26%
Gross Expenses(c) 0.22% 0.25% 0.25% 0.27% 0.27%
Supplemental Data:
Net Assets at end of period (000's) $1,747,625 $953,774 $224,931 $230,660 $257,356
Portfolio Turnover(e) 106% 112% 104% 126% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(e) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
VictoryShares International Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $58.23 $47.37 $43.64 $40.14 $49.64
Investment Activities:
Net investment income (loss)(a) 1.99 1.77 1.56 1.59 1.41
Net realized and unrealized gains (losses) 13.85 11.55 4.34 3.33 (9.20)
Total from Investment Activities 15.84 13.32 5.90 4.92 (7.79)
Distributions to Shareholders from:
Net investment income (2.21) (2.46) (2.17) (1.42) (1.71)
Total Distributions (2.21) (2.46) (2.17) (1.42) (1.71)
Net Asset Value, End of Period $71.86 $58.23 $47.37 $43.64 $40.14
Total Return(b) 27.62% 29.09% 13.82% 12.50% (16.12)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.04% 3.54% 3.44% 3.86% 2.96%
Gross Expenses(c) 0.38% 0.39% 0.39% 0.41% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $323,364 $264,953 $222,659 $246,564 $282,957
Portfolio Turnover(d) 96% 99% 84% 105% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

47
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $51.84 $49.55 $42.08 $40.76 $52.08
Investment Activities:
Net investment income (loss)(a) 1.75 1.90 1.48 2.04 1.91
Net realized and unrealized gains (losses) 5.91 3.40 7.75 1.04 (11.18)
Total from Investment Activities 7.66 5.30 9.23 3.08 (9.27)
Distributions to Shareholders from:
Net investment income (1.67) (3.01) (1.76) (1.76) (2.05)
Total Distributions (1.67) (3.01) (1.76) (1.76) (2.05)
Net Asset Value, End of Period $57.83 $51.84 $49.55 $42.08 $40.76
Total Return(b) 15.05% 11.51% 22.64% 7.80% (18.34)%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 3.08% 3.97% 3.34% 5.07% 4.05%
Gross Expenses(c) 0.48% 0.53% 0.52% 0.61% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $242,893 $225,510 $190,766 $170,426 $209,936
Portfolio Turnover(d) 101% 118% 118% 109% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
VictoryShares WestEnd U.S. Sector ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $43.09 $37.33 $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.36 0.33 0.34 0.28
Net realized and unrealized gains (losses) 7.88 5.75 6.32 5.96
Total from Investment Activities 8.24 6.08 6.66 6.24
Distributions to Shareholders from:
Net investment income (0.36) (0.32) (0.33) (0.24)
Total Distributions (0.36) (0.32) (0.33) (0.24)
Net Asset Value, End of Period $50.97 $43.09 $37.33 $31.00
Total Return(c)(d) 19.21% 16.35% 21.67% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.46% 0.46% 0.42%
Net Investment Income (Loss)(e) 0.77% 0.83% 1.02% 1.39%
Gross Expenses(e)(f) 0.49% 0.49% 0.50% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $1,026,521 $559,301 $378,941 $181,334
Portfolio Turnover(c)(g) 49% 31% 30% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

49
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd Global Equity ETF
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $28.30 $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 0.50 0.40 0.09
Net realized and unrealized gains (losses) 6.20 3.25 (0.08)
Total from Investment Activities 6.70 3.65 0.01
Distributions to Shareholders from:
Net investment income (0.38) (0.36) —
Total Distributions (0.38) (0.36) —
Net Asset Value, End of Period $34.62 $28.30 $25.01
Total Return(c)(d) 23.87% 14.72% 0.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.58% 1.51% 13.34%
Gross Expenses(e)(f) 0.74% 1.89% 19.99%
Supplemental Data:
Net Assets at end of period (000's) $60,238 $4,811 $2,501
Portfolio Turnover(c)(g) 51% 37% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2026
Victory Portfolios II
50
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 24 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”), or 10,000 shares in the case of WestEnd U.S. Sector
ETF, and WestEnd Global Equity ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective
Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee.
Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF WestEnd Global Equity ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
WestEnd Global Equity ETF .............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
51
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................................... $ 259,157 $ — $ — $ 259,157
Total ....................................................... $ 259,157 $ — $ — $ 259,157
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6 — — 6
Total ....................................................... $ 6 $ — $ — $ 6
US Small Mid Cap Value Momentum ETF
Common Stocks ............................................... 1,734,593 — — 1,734,593
Short-Term Investments ......................................... 73,983 — — 73,983
Total ....................................................... $ 1,808,576 $ — $ — $ 1,808,576
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 113 — — 113
Total ....................................................... $ 113 $ — $ — $ 113
International Value Momentum ETF
Common Stocks ............................................... 318,608 — — 318,608
Rights ...................................................... 23 — — 23
Short-Term Investments ......................................... 13,870 — — 13,870
Total ....................................................... $ 332,501 $ — $ — $ 332,501
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (20) — — (20)
Total ....................................................... $ (20) $ — $ — $ (20)
Emerging Markets Value Momentum ETF
Common Stocks ............................................... 240,018 — —(a) 240,018
Short-Term Investments ......................................... 4,319 — — 4,319
Total ....................................................... $ 244,337 $ — $ —(a) $ 244,337

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
52
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
Level 1 Level 2 Level 3 Total
WestEnd U.S. Sector ETF
Common Stocks ............................................... $ 1,022,087 $ — $ — $ 1,022,087
Rights ...................................................... — — 1 1
Short-Term Investments ......................................... 973 — — 973
Total ....................................................... $ 1,023,060 $ — $ 1 $ 1,023,061
WestEnd Global Equity ETF
Exchange-Traded Funds ......................................... 59,865 — — 59,865
Total ....................................................... $ 59,865 $ — $ — $ 59,865
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Equity Risk Exposure: 119,000 (20,000)
US Value Momentum ETF ............................................................... $ 6 $ –

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
53
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
Assets Liabilities
Futures
contracts*
Futures
contracts*
US Small Mid Cap Value Momentum ETF .................................................... $ 113 $ –
International Value Momentum ETF ........................................................ – 20
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized
Gains (losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 2,048,000 (72,000)
US Value Momentum ETF ........................................................... $ 130 $ (16)
US Small Mid Cap Value Momentum ETF ................................................ 1,233 45
International Value Momentum ETF .................................................... 262 (37)
Emerging Markets Value Momentum ETF ................................................ 331 (7)
WestEnd U.S. Sector ETF ............................................................ 92 (57)
US Value
Momentum ETF
US Small Mid Cap
Value Momentum
ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 610 $ 5,261
a
International
Value Momentum
ETF
Emerging Markets
Value Momentum
ETF
Futures contracts:
Average notional value of contracts — long ..................................................... $ 1,994 $ 837
a
WestEnd U.S.
Sector ETF
Futures contracts:
Average notional value of contracts — long .................................................................. $ 364
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
54
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of June 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Mid Cap Value Momentum ETF ............................... $ 72,029 $ — $ 73,983
International Value Momentum ETF ................................... 13,199 — 13,870
Emerging Markets Value Momentum ETF ............................... 3,501 — 4,319
WestEnd U.S. Sector ETF ........................................... 1,467 1,077 973

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
55
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated funds. The affiliated funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated funds' annual and semi-annual reports may be viewed at vcm.
com. As of June 30, 2026, certain affiliated funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 212,817 $ 212,390 $ 51,376 $ 5,269
US Small Mid Cap Value Momentum ETF ....................... 1,359,487 1,353,617 1,001,930 577,875
International Value Momentum ETF ........................... 336,769 278,250 13,826 76,089
Emerging Markets Value Momentum ETF ....................... 299,846 239,937 7,925 76,643
WestEnd U.S. Sector ETF ................................... 373,290 371,166 384,559 49,994
WestEnd Global Equity ETF ................................. 16,583 16,064 53,603 5,577
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
US Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.6
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
56
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer (“CCO”), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30,
2026, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust.
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Fee Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
57
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2026, the Adviser voluntarily waived the following amounts
(amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In Effect Until
October 31, 2026
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Amount
International Value Momentum ETF ....................................................................... $ 48
Emerging Markets Value Momentum ETF ................................................................... 35
WestEnd U.S. Sector ETF ............................................................................... 88
June 30, 2027 June 30, 2028 June 30, 2029 Total
US Value Momentum ETF .............................................. $ 38 $ 31 $ 32 $ 101
International Value Momentum ETF ....................................... — 9 9 18
Emerging Markets Value Momentum ETF ................................... 60 85 — 145
WestEnd U.S. Sector ETF ............................................... 10 3 10 23
WestEnd Global Equity ETF ............................................. 13 76 38 127
Amount
US Value Momentum ETF .............................................................................. $ 51
International Value Momentum ETF ....................................................................... 71
Emerging Markets Value Momentum ETF ................................................................... 59
WestEnd U.S. Sector ETF ............................................................................... 182
WestEnd Global Equity ETF ............................................................................. 7

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
58
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of a change in foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Sector Risk — To the extent a Fund focuses in one or more sectors, such as the financials sector or the information technology sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Geographic Focus Risk — To the extent the Fund(s) focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
59
example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Investing in Other ETFs — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Funds as a shareholder of an ETF. As a result, the Funds’ investments in an ETF will cause the Funds to indirectly bear the fees and expenses of the ETF and, in turn, the Funds performance may be lower than if the Funds were to invest directly in the underlying securities held by the ETF. In addition, the Funds bear all risks of investment strategies employed by ETFs in which it invests. The Funds do not control the investments of these ETFs, which may have different investment objectives and may engage in investment strategies that the Funds would not engage in directly. ETFs may trade in the secondary market (i.e., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF’s underlying assets to its index or other benchmark).
Limited History of Operations Risk — The Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2026, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Value Momentum ETF ........................... $ — $ 700 4.76% $ 700
Emerging Markets Value Momentum ETF ....................... — 7,033 5.00% 33,600
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
60
As of June 30, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, and passive foreign investment company adjustments.
During the tax year ended June 30, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
US Value Momentum ETF .................................................................... $ (1,119) $ 1,119
US Small Mid Cap Value Momentum ETF ......................................................... (159,550) 159,550
International Value Momentum ETF ............................................................. (28,418) 28,418
Emerging Markets Value Momentum ETF ......................................................... (25,322) 25,322
WestEnd U.S. Sector ETF ..................................................................... (22,101) 22,101
WestEnd Global Equity ETF ................................................................... (692) 692
Year Ended June 30, 2026
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF ................................................................. $ 3,846 $ 3,846
US Small Mid Cap Value Momentum ETF ...................................................... 25,284 25,284
International Value Momentum ETF .......................................................... 9,884 9,884
Emerging Markets Value Momentum ETF ...................................................... 7,045 7,045
WestEnd U.S. Sector ETF .................................................................. 5,875 5,875
WestEnd Global Equity ETF ................................................................ 296 296
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF ................................................................. $ 2,873 $ 2,873
US Small Mid Cap Value Momentum ETF ...................................................... 8,549 8,549
International Value Momentum ETF .......................................................... 11,409 11,409
Emerging Markets Value Momentum ETF ...................................................... 11,751 11,751
WestEnd U.S. Sector ETF .................................................................. 3,588 3,588
WestEnd Global Equity ETF ................................................................ 90 90
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
US Value Momentum ETF ................ $ 410 $ 410 $ — $ (34,595) $ 34,485 $ 300
US Small Mid Cap Value Momentum ETF ..... 4,256 4,256 — (88,714) 237,543 153,085
International Value Momentum ETF ......... 5,803 5,803 21 (9,564) 31,111 27,371
Emerging Markets Value Momentum ETF ..... 1,997 1,997 (267) (2,492) 6,111 5,349
WestEnd U.S. Sector ETF ................. 311 311 — (8,753) 224,274 215,832
WestEnd Global Equity ETF ............... 208 208 — (14) 5,992 6,186
Amount
US Value Momentum ETF .............................................................................. $ (29,483)
International Value Momentum ETF ....................................................................... (44,313)
Emerging Markets Value Momentum ETF ................................................................... (16,554)
WestEnd U.S. Sector ETF ............................................................................... (7,302)
WestEnd Global Equity ETF ............................................................................. (57)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios II
61
As of June 30, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
 (a) Rounds to less than $1 thousands.
As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (34,595) $ — $ (34,595)
US Small Mid Cap Value Momentum ETF .................................... (88,714) — (88,714)
International Value Momentum ETF ........................................ (9,564) — (9,564)
Emerging Markets Value Momentum ETF .................................... (2,492) — (2,492)
WestEnd U.S. Sector ETF ................................................ (7,381) (1,372) (8,753)
WestEnd Global Equity ETF .............................................. (14) — (a) (14)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Value Momentum ETF ............................. $ 224,672 $ 41,691 $ (7,206) $ 34,485
US Small Mid Cap Value Momentum ETF .................. 1,571,033 277,159 (39,616) 237,543
International Value Momentum ETF ...................... 301,390 48,671 (17,560) 31,111
Emerging Markets Value Momentum ETF .................. 238,226 27,142 (21,031) 6,111
WestEnd U.S. Sector ETF .............................. 798,787 246,886 (22,612) 224,274
WestEnd Global Equity ETF ............................ 53,873 6,244 (252) 5,992

62
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios
II, comprising the funds listed below (the “Funds”) as of June 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2026
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US Value Momentum
ETF VictoryShares US Small Mid
Cap Value Momentum ETF
VictoryShares International Value
Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
For the year
ended June 30,
2026
For the years ended June 30, 2026
and 2025
For the years ended June 30, 2026,
2025, 2024,
2023, and 2022
VictoryShares WestEnd U.S. Sector
ETF
For the year
ended June 30,
2026
For the years ended June 30,
2026 and 2025
For the years ended June 30, 2026,
2025, and
2024, and for the period from
October 12, 2022 (commencement of
operations) through June 30, 2023
VictoryShres WestEnd Global Equity
ETF
For the year
ended June 30,
2026
For the years ended June 30, 2026
and 2025
For the years ended June 30, 2026 and
2025, and for the period from June 21,
2024 (commencement of operations)
through June 30, 2024

Victory Portfolios II
63
Supplemental Information — continued
June 30, 2026
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on June 30, 2026, were as follows:
Percent
US Value Momentum ETF ............................................................................ 89%
US Small Mid Cap Value Momentum ETF ................................................................. 58%
WestEnd U.S. Sector ETF ............................................................................. 100%
WestEnd Global Equity ETF ........................................................................... 14%
Foreign Source Income Foreign Tax Expense
International Value Momentum ETF ............................................. $ 2.10 $ 0.18
Emerging Markets Value Momentum ETF ......................................... 2.13 0.25
WestEnd Global Equity ETF ................................................... 0.02 0.01

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-AR (06/26)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios II

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       September 3, 2026

By (Signature and Title)  /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026